                                         IMPORTANT NOTICE
                                         REGARDING DELIVERY OF
                                         SHAREHOLDER DOCUMENTS

                                         SCHWAB

                                         EQUITY INDEX FUNDS
                                         April 30, 2001

                                         Semiannual Report enclosed

                                         SCHWAB S&P 500 FUND

                                         SCHWAB 1000 FUND(R)
                                         SCHWAB SMALL-CAP INDEX FUND(R)

                                         SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
                                         SCHWAB INTERNATIONAL INDEX FUND(R)



                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses and shareholder reports, to fund investors with multiple accounts at the same residential or
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INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE.

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www.schwab.com/schwabfunds.

If you would prefer that your SchwabFunds mailings not be householded, please contact:

SCHWAB SIGNATURE SERVICES(TM) CLIENTS
Schwab Signature Services.

INVESTMENT MANAGER CLIENTS
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
                                         SCHWAB

                                         EQUITY INDEX FUNDS

                                         April 30, 2001

                                         SEMIANNUAL REPORT


                                         SCHWAB S&P 500 FUND

                                         SCHWAB 1000 FUND(R)

                                         SCHWAB SMALL-CAP INDEX FUND(R)

                                         SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

                                         SCHWAB INTERNATIONAL INDEX FUND(R)

                                                           [CHARLES SCHWAB LOGO]

SCHWAB

EQUITY INDEX FUNDS

[PHOTO OF CHARLES SCHWAB]


Dear Shareholder:

Over the six months covered in this report, stock markets were very volatile, with most stocks losing ground. We did notice a slight rebound towards the end of April, although it's hard to be certain whether it signifies a larger trend.

In this uncertain environment, we suggest sticking to the fundamentals of investing. These include using asset allocation--adequately diversifying your investments both among and within stocks, bonds and cash--and maintaining a regular investing program.

By investing with SchwabFunds(R), you've already taken an important step. Our spectrum of 44 mutual funds is designed to help you meet your future goals. Whatever the market environment, the path to investment success involves keeping these goals in mind.

Thank you for choosing SchwabFunds.


Sincerely,

/s/ Charles Schwab

Charles Schwab


SEMIANNUAL REPORT

November 1, 2000 - April 30, 2001

     1   Market Overview

     5   Schwab S&P 500 Fund

         Large-cap stocks struggled as the Index endured one of its worst quarters ever.

    23   Schwab 1000 Fund(R)

         Poor performance in the technology sector and by mid-cap stocks hampered the fund.

    46   Schwab Small-Cap Index Fund(R)

         Small-cap stocks fared better than large-caps during the report period, especially during the first-quarter.

    71   Schwab Total Stock Market Index Fund(R)

         A slowing economy and depressed corporate earnings caused declines across a wide range of sectors and market capitalizations.

   122   Schwab International Index Fund(R)

         A slumping U.S. economy and a worldwide slowdown in the technology and communication sectors raised concerns of a global recession.

   137   Financial Notes
         -----------------------------------------------------------------------
   142   HOW TO READ THIS REPORT

         An illustrated guide to the financials, along with a glossary.

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the report period, there were signs everywhere that the unprecedented ten-plus year stretch of economic growth might be ending.

During the fourth quarter of 2000, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over five years. Meanwhile, equity markets, which had set record highs earlier in the year, tumbled dramatically, and continued to fall during the first quarter of 2001 as well.

The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep the suddenly fragile economy from slipping into a recession. During the first half of 2001, the Fed cut the key Federal Funds rate five times, for a total reduction of 2.5%.

While GDP increased slightly to 1.3% during the first quarter of 2001, it is still unclear whether a recession has been averted. Many parts of the U.S. economy remain weak, particularly the technology and industrial production sectors. Another key factor is consumer spending, which is expected to decline as the job layoffs that have been reported over the past several months begin to take their toll in the marketplace.

                       [PHOTO OF PERSON USING CALCULATOR]

---------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the report period
---------------------------------------------------------------------

This graph compares the performance of various asset classes during the report period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


                [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

S&P 500(R) INDEX: measures        LEHMAN BROTHERS AGGREGATE
U.S. large-cap stocks             BOND INDEX: measures the U.S. bond market

RUSSELL 2000(R) INDEX: measures
U.S. small-cap stocks             THREE-MONTH TREASURY BILLS (T-BILLS): measures
                                  short-term U.S. Treasury obligations

MSCI-EAFE(R) INDEX: measures
(in U.S. dollars) large-cap
stocks in Europe, Australasia
and the Far East

                                                    Lehman                                     Russell 2000
                                                   Aggregate           MSCI EAFE                Small-Cap
                        3 Month T-Bill             Bond Index            Index                    Index          S&P 500 Index
       10/31/00             0                            0                0                            0              0
        11/3/00          0.05                         -0.1              2.4                         2.04          -0.19
       11/10/00          0.17                         0.08             0.22                        -3.32          -4.44
       11/17/00          0.26                          0.5            -1.27                        -2.92          -4.32
       11/24/00          0.35                         0.79            -3.95                        -5.09          -6.14
        12/1/00          0.44                         1.34            -2.32                        -8.08          -7.86
        12/8/00          0.53                         2.29            -1.13                        -3.58          -4.03
       12/15/00          0.61                         3.04            -2.11                        -7.77          -8.07
       12/22/00          0.83                         3.69            -3.19                        -6.76           -8.5
       12/29/00          0.83                         3.44            -0.27                        -2.56          -7.42
         1/5/01          1.04                         4.84            -0.08                        -6.67          -8.96
        1/12/01          1.07                         3.79            -1.78                        -2.08          -7.54
        1/19/01          1.13                         4.42            -0.95                         -1.6          -5.86
        1/26/01           1.2                         4.33            -1.47                         0.54          -4.99
         2/2/01          1.28                          5.1            -1.23                         1.04           -5.3
         2/9/01          1.33                          5.2            -4.14                         0.28          -7.74
        2/16/01          1.39                         4.93            -5.42                         2.69          -8.67
        2/23/01          1.47                         5.08            -8.56                        -3.62         -12.58
         3/2/01          1.55                         5.79            -8.33                        -3.72         -13.29
         3/9/01          1.63                         6.06            -7.54                        -4.35         -13.34
        3/16/01          1.71                         6.79           -14.86                       -10.74         -19.16
        3/23/01          1.76                            7           -15.62                       -10.42         -19.93
        3/30/01          2.58                         6.68           -13.95                         -8.9         -18.41
         4/6/01           2.7                         7.06            -12.7                       -12.08         -20.65
        4/13/01          2.74                         6.14           -11.11                        -7.94         -16.78
        4/20/01          2.85                         6.13            -9.02                        -5.56         -12.59
        4/30/01          2.92                         6.22            -8.11                        -1.77         -12.07

MARKET OVERVIEW CONTINUED


UNEMPLOYMENT RISES TO HIGHEST LEVEL SINCE 1998.

For much of 2000, the main concern about unemployment was that it had fallen so low-under 4%-that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly. As of the report date, unemployment was at its highest level since 1998, and was more than 0.5% above its notable lows of just seven months earlier.

Job losses have affected almost every industry in the economy, which means that it may be difficult for the economy to rebound quickly. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.

The following charts show recent figures for common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior and therefore the funds during the report period.

-----------------------------------------------------------------------------
The country lost 223,000 jobs in April, many of them in the business services and manufacturing sectors.
-----------------------------------------------------------------------------
Source: Bureau of Labor Statistics.

INFLATION REMAINS IN CHECK.

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped to control labor costs, and consumer prices have been relatively stable.

At the same time, however, consumers are facing steep increases in the costs of gas and energy. Economists will be keeping a watch on gas and energy prices as summer approaches and demand for these resources goes up.

REAL GDP GROWTH
Annualized growth rate for each quarter shown


The U.S. economy has grown steadily for the past ten years but slowed dramatically in the 4th quarter of 2000. Real GDP grew just 1% during the quarter. The economy grew modestly during Q1 2001, recording a gain of 1.3%.

                          [REAL GOP GROWTH BAR CHART]

Q2 1991                   2.6
Q3 1991                   1.3
Q4 1991                   2.5
Q1 1992                   3.8
Q2 1992                   3.8
Q3 1992                   3.1
Q4 1992                   5.4
Q1 1993                   0.1
Q2 1993                   2.5
Q3 1993                   1.8
Q4 1993                   6.2
Q1 1994                   3.4
Q2 1994                   5.7
Q3 1994                   2.2
Q4 1994                     5
Q1 1995                   1.5
Q2 1995                   0.8
Q3 1995                   3.1
Q4 1995                   3.2
Q1 1996                   2.9
Q2 1996                   6.8
Q3 1996                     2
Q4 1996                   4.6
Q1 1997                   4.4
Q2 1997                   5.9
Q3 1997                   4.2
Q4 1997                   2.8
Q1 1998                   6.5
Q2 1998                   2.9
Q3 1998                   3.4
Q4 1998                   5.6
Q1 1999                   3.5
Q2 1999                   2.5
Q3 1999                   5.7
Q4 1999                   8.3
Q1 2000                   4.8
Q2 2000                   5.6
Q3 2000                   2.2
Q4 2000                     1
Q1 2001                   1.3

Gross domestic product, a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, stock investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

The dramatic decline of equity markets that began in the last quarter of 2000 continued during the report period, leaving stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

                     [PHOTO OF TRADER ON WALL STREET]

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet startups began to downsize or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value during the report period. However, stocks did rebound somewhat as the period came to a close, with most major indices posting positive gains for the month of April.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to use part of the surplus to buy back bonds, which reduced supply and increased returns on bond


U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations

Unemployment rose dramatically during the period, reaching its highest level since 1998. The unemployment rate was 4.5% during April 2001 reflecting the widespread job cuts over the past few months.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

   May-91                 6.9
   Jun-91                 6.9
   Jul-91                 6.8
   Aug-91                 6.9
   Sep-91                 6.9
   Oct-91                   7
   Nov-91                   7
   Dec-91                 7.3
   Jan-92                 7.3
   Feb-92                 7.4
   Mar-92                 7.4
   Apr-92                 7.4
   May-92                 7.6
   Jun-92                 7.8
   Jul-92                 7.7
   Aug-92                 7.6
   Sep-92                 7.6
   Oct-92                 7.3
   Nov-92                 7.4
   Dec-92                 7.4
   Jan-93                 7.3
   Feb-93                 7.1
   Mar-93                   7
   Apr-93                 7.1
   May-93                 7.1
   Jun-93                   7
   Jul-93                 6.9
   Aug-93                 6.8
   Sep-93                 6.7
   Oct-93                 6.8
   Nov-93                 6.6
   Dec-93                 6.5
   Jan-94                 6.8
   Feb-94                 6.6
   Mar-94                 6.5
   Apr-94                 6.4
   May-94                 6.1
   Jun-94                 6.1
   Jul-94                 6.3
   Aug-94                   6
   Sep-94                 5.8
   Oct-94                 5.8
   Nov-94                 5.6
   Dec-94                 5.5
   Jan-95                 5.6
   Feb-95                 5.4
   Mar-95                 5.3
   Apr-95                 5.8
   May-95                 5.8
   Jun-95                 5.6
   Jul-95                 5.6
   Aug-95                 5.7
   Sep-95                 5.6
   Oct-95                 5.5
   Nov-95                 5.7
   Dec-95                 5.6
   Jan-96                 5.6
   Feb-96                 5.5
   Mar-96                 5.6
   Apr-96                 5.5
   May-96                 5.6
   Jun-96                 5.3
   Jul-96                 5.5
   Aug-96                 5.1
   Sep-96                 5.2
   Oct-96                 5.2
   Nov-96                 5.3
   Dec-96                 5.4
   Jan-97                 5.3
   Feb-97                 5.3
   Mar-97                 5.1
   Apr-97                   5
   May-97                 4.7
   Jun-97                   5
   Jul-97                 4.7
   Aug-97                 4.9
   Sep-97                 4.7
   Oct-97                 4.7
   Nov-97                 4.6
   Dec-97                 4.7
   Jan-98                 4.5
   Feb-98                 4.6
   Mar-98                 4.6
   Apr-98                 4.3
   May-98                 4.3
   Jun-98                 4.5
   Jul-98                 4.5
   Aug-98                 4.5
   Sep-98                 4.5
   Oct-98                 4.5
   Nov-98                 4.4
   Dec-98                 4.3
   Jan-99                 4.3
   Feb-99                 4.4
   Mar-99                 4.2
   Apr-99                 4.3
   May-99                 4.2
   Jun-99                 4.3
   Jul-99                 4.3
   Aug-99                 4.2
   Sep-99                 4.2
   Oct-99                 4.1
   Nov-99                 4.1
   Dec-99                 4.1
   Jan-00                   4
   Feb-00                 4.1
   Mar-00                 4.1
   Apr-00                 3.9
   May-00                 4.1
   Jun-00                   4
   Jul-00                   4
   Aug-00                 4.1
   Sep-00                 3.9
   Oct-00                 3.9
   Nov-00                   4
   Dec-00                   4
    1-Jan                 4.2
    1-Feb                 4.2
    1-Mar                 4.3
    1-Apr                 4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.

MEASURES OF INFLATION
Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.3% for the 12 months ended April 30, 2001 (2.6% if food and energy are excluded). ECI rose 4.1% for the 12 months ended March 31, 2001.

                       [MEASURES OF INFLATION LINE GRAPH]

    Date               Consumer Price index     Employment Cost Index
   May-91                     5
   Jun-91                   4.7                   4.6
   Jul-91                   4.4
   Aug-91                   3.8
   Sep-91                   3.4                   4.3
   Oct-91                   2.9
   Nov-91                     3
   Dec-91                   3.1                   4.3
   Jan-92                   2.6
   Feb-92                   2.8
   Mar-92                   3.2                     4
   Apr-92                   3.2
   May-92                     3
   Jun-92                   3.1                   3.6
   Jul-92                   3.2
   Aug-92                   3.1
   Sep-92                     3                   3.5
   Oct-92                   3.2
   Nov-92                     3
   Dec-92                   2.9                   3.5
   Jan-93                   3.3
   Feb-93                   3.2
   Mar-93                   3.1                   3.5
   Apr-93                   3.2
   May-93                   3.2
   Jun-93                     3                   3.6
   Jul-93                   2.8
   Aug-93                   2.8
   Sep-93                   2.7                   3.6
   Oct-93                   2.8
   Nov-93                   2.7
   Dec-93                   2.7                   3.5
   Jan-94                   2.5
   Feb-94                   2.5
   Mar-94                   2.5                   3.2
   Apr-94                   2.4
   May-94                   2.3
   Jun-94                   2.5                   3.2
   Jul-94                   2.8
   Aug-94                   2.9
   Sep-94                     3                   3.2
   Oct-94                   2.6
   Nov-94                   2.7
   Dec-94                   2.7                     3
   Jan-95                   2.8
   Feb-95                   2.9
   Mar-95                   2.9                   2.9
   Apr-95                   3.1
   May-95                   3.2
   Jun-95                     3                   2.9
   Jul-95                   2.8
   Aug-95                   2.6
   Sep-95                   2.5                   2.7
   Oct-95                   2.8
   Nov-95                   2.6
   Dec-95                   2.5                   2.7
   Jan-96                   2.7
   Feb-96                   2.7
   Mar-96                   2.8                   2.8
   Apr-96                   2.9
   May-96                   2.9
   Jun-96                   2.8                   2.9
   Jul-96                     3
   Aug-96                   2.9
   Sep-96                     3                   2.8
   Oct-96                     3
   Nov-96                   3.3
   Dec-96                   3.3                   2.9
   Jan-97                     3
   Feb-97                     3
   Mar-97                   2.8                   2.9
   Apr-97                   2.5
   May-97                   2.2
   Jun-97                   2.3                   2.8
   Jul-97                   2.2
   Aug-97                   2.2
   Sep-97                   2.2                     3
   Oct-97                   2.1
   Nov-97                   1.8
   Dec-97                   1.7                   3.3
   Jan-98                   1.6
   Feb-98                   1.4
   Mar-98                   1.4                   3.3
   Apr-98                   1.4
   May-98                   1.7
   Jun-98                   1.7                   3.5
   Jul-98                   1.7
   Aug-98                   1.6
   Sep-98                   1.5                   3.7
   Oct-98                   1.5
   Nov-98                   1.5
   Dec-98                   1.6                   3.4
   Jan-99                   1.7
   Feb-99                   1.6
   Mar-99                   1.7                     3
   Apr-99                   2.3
   May-99                   2.1
   Jun-99                     2                   3.2
   Jul-99                   2.1
   Aug-99                   2.3
   Sep-99                   2.6                   3.1
   Oct-99                   2.6
   Nov-99                   2.6
   Dec-99                   2.7                   3.4
   Jan-00                   2.7
   Feb-00                   3.2
   Mar-00                   3.7                   4.3
   Apr-00                     3
   May-00                   3.1
   Jun-00                   3.7                   4.4
   Jul-00                   3.7
   Aug-00                   3.4
   Sep-00                   3.5                   4.3
   Oct-00                   3.4
   Nov-00                   3.4
   Dec-00                   3.4                   4.1
    1-Jan                   3.7
    1-Feb                   3.5
    1-Mar                   2.9                   4.1
    1-Apr


The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.

MARKET OVERVIEW  Continued


investments. Bond performance also got a boost as investors looking for alternatives to stocks competed for a limited supply of bonds. The Fed's reduction of short-term interest rates only helped to boost returns on bonds, while also lifting the performance of short-term debt securities.

ON THE HORIZON: SLOWER GROWTH.

Recent evidence indicates that the economy has indeed slowed and while there has been talk of a possible recession in the press, it is unclear whether the economy will continue to slow or avoid a downturn. The Fed has certainly indicated that it is concerned about a recession by aggressively reducing interest rates, in order to increase the level of economic activity. The slowdown provided momentum for President Bush's proposed tax-cut package, which was passed by Congress after the close of the report period. The hope is that the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn, while setting the stage for continued growth during the second half of the year.


S&P 500(R) PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index


Despite the recent downturn in stocks, the P/E ratio of the S&P 500 ended the report period at 28.14, a level significantly above the 30-year average of 16.15.


[LINEGRAPH]

                                       S&P 500
                        S&P 500      P/E 30-Year
                       P/E Ratio       Average
May-91                     18.23           15.80
Jun-91                     17.70           15.80
Jul-91                     18.37           15.80
Aug-91                     20.35           15.80
Sep-91                     19.98           15.80
Oct-91                     20.37           15.80
Nov-91                     20.99           15.80
Dec-91                     22.89           15.80
Jan-92                     23.03           15.80
Feb-92                     25.78           15.80
Mar-92                     25.51           15.80
Apr-92                     26.03           15.80
May-92                     25.22           15.80
Jun-92                     25.23           15.80
Jul-92                     26.08           15.80
Aug-92                     24.22           15.80
Sep-92                     24.70           15.80
Oct-92                     24.64           15.80
Nov-92                     23.80           15.80
Dec-92                     24.31           15.80
Jan-93                     24.29           15.80
Feb-93                     24.44           15.80
Mar-93                     23.48           15.80
Apr-93                     22.92           15.80
May-93                     22.96           15.80
Jun-93                     22.90           15.80
Jul-93                     22.91           15.80
Aug-93                     24.21           15.80
Sep-93                     23.77           15.80
Oct-93                     24.04           15.80
Nov-93                     22.52           15.80
Dec-93                     22.95           15.80
Jan-94                     22.98           15.80
Feb-94                     21.17           15.80
Mar-94                     20.34           15.80
Apr-94                     20.10           15.80
May-94                     20.16           15.80
Jun-94                     19.77           15.80
Jul-94                     18.63           15.80
Aug-94                     18.91           15.80
Sep-94                     18.32           15.80
Oct-94                     17.51           15.80
Nov-94                     16.56           15.80
Dec-94                     16.98           15.80
Jan-95                     16.05           15.80
Feb-95                     16.22           15.80
Mar-95                     16.47           15.80
Apr-95                     16.00           15.80
May-95                     16.45           15.80
Jun-95                     16.77           15.80
Jul-95                     16.61           15.80
Aug-95                     16.18           15.80
Sep-95                     16.85           15.80
Oct-95                     16.18           15.80
Nov-95                     17.86           15.80
Dec-95                     17.41           15.80
Jan-96                     18.29           15.80
Feb-96                     18.57           15.80
Mar-96                     18.94           15.80
Apr-96                     19.16           15.80
May-96                     19.48           15.80
Jun-96                     19.30           15.80
Jul-96                     18.31           15.80
Aug-96                     18.62           15.80
Sep-96                     19.73           15.80
Oct-96                     19.59           15.80
Nov-96                     21.06           15.80
Dec-96                     20.77           15.80
Jan-97                     20.52           15.80
Feb-97                     20.95           15.80
Mar-97                     19.87           15.80
Apr-97                     20.23           15.80
May-97                     21.45           15.80
Jun-97                     22.44           15.80
Jul-97                     23.99           15.80
Aug-97                     22.74           15.80
Sep-97                     24.00           15.80
Oct-97                     22.84           15.80
Nov-97                     24.12           15.80
Dec-97                     24.53           15.80
Jan-98                     25.03           15.80
Feb-98                     26.49           15.80
Mar-98                     27.98           15.80
Apr-98                     26.69           15.80
May-98                     26.15           15.80
Jun-98                     27.27           15.80
Jul-98                     26.94           15.80
Aug-98                     22.90           15.80
Sep-98                     24.35           15.80
Oct-98                     28.07           15.80
Nov-98                     30.31           15.80
Dec-98                     32.15           15.80
Jan-99                     33.90           15.80
Feb-99                     32.64           15.80
Mar-99                     33.92           15.80
Apr-99                     33.90           15.80
May-99                     32.74           15.80
Jun-99                     34.70           15.80
Jul-99                     31.31           15.80
Aug-99                     31.21           15.80
Sep-99                     30.39           15.80
Oct-99                     30.41           15.80
Nov-99                     30.65           15.80
Dec-99                     32.53           15.80
Jan-00                     29.78           15.80
Feb-00                     28.59           15.80
Mar-00                     31.50           15.80
Apr-00                     29.41           15.80
May-00                     28.82           15.80
Jun-00                     29.31           15.80
Jul-00                     28.94           15.80
Aug-00                     30.35           15.80
Sep-00                     28.64           15.80
Oct-00                     27.50           15.80
Nov-00                     25.42           15.80
Dec-00                     25.39           15.80
1-Jan                      27.96           15.80
1-Feb                      25.32           15.80
1-Mar                      24.10           15.80
1-Apr                      28.14           15.80


P/E is stock price divided by earnings per share (for one company or, as here, an entire index). P/E indicates the value that investors have placed on a stock, or group of them, relative to earnings. When index P/E is well above its long-term average, it shows high investor confidence about future earnings growth. It also can mean that if confidence wanes, there could be a substantial drop in stock prices.

Data source: Bloomberg L.P.


STOCK MARKETS OF SELECTED COUNTRIES

Four best-performing and four worst-performing countries in the MSCI-EAFE(R) Index during the report period.

While foreign stocks fell -6.80% when measured in their local currencies, a strong U.S. Dollar changed that into a -8.11% return for U.S. investors.


[BARGRAPH]

New Zealand                    22.14
Austria                        10.79
Australia                       5.41
Spain                           2.81
MSCI-EAFE Index                -8.11
Japan                         -12.28
Finland                       -16.64
Singapore                     -18.35
Sweden                        -24.89


The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.

Equity Index Funds, Page 5


SCHWAB
S&P 500 Fund


                                 TICKER SYMBOLS
                             Investor Shares  SWPIX
                             Select Shares(R) SWPPX
                             e.Shares(R)      SWPEX
                             ----------------------

                                 INVESTMENT STYLE 1
                             VALUE     BLEND     GROWTH

             MARKET CAP 1

             LARGE             [ ]       [X]       [ ]

             MEDIUM            [ ]       [ ]       [ ]

             SMALL             [ ]       [ ]       [ ]

Long-term investors who want to focus on large-cap U.S. stocks or who are looking for performance that is linked to a popular index may want to consider this fund.
--------------------------------------------------------------------------------

THE FUND'S GOAL IS TO TRACK THE TOTAL RETURN OF THE S&P 500(R) INDEX. 2


MANAGER'S PERSPECTIVE

SEVERE VOLATILITY WAS THE MAIN STORY DURING THE REPORT PERIOD, AS EQUITY MARKETS FELL DRAMATICALLY. The first quarter of 2001 was the worst for the Dow Jones Industrial Average since 1960 and the worst first quarter ever for the Nasdaq, which fell 26%. All major stock indices were off more than 20% from their highs of March 2000. Contributing factors include fallout from the Fed's interest rate increases in early 2000, investor concerns over high stock valuations and lower-than-expected earnings from many corporations.

THE FUND WAS HIT HARD BY A DECLINE IN THE TECHNOLOGY SECTOR, WHICH AS OF 4/30/2000 REPRESENTED ABOUT A THIRD OF THE S&P 500 INDEX. As of the report date, this decline had reduced the technology sector's weight to 18% of the Index -- substantially smaller, although still the largest sector in the Index. The 18.4% decline in the communication sector also took a toll on fund performance. The best-performing were basic materials and consumer cyclicals. All share classes of the fund tracked the performance of the S&P 500 Index during the report period.

STOCKS RALLIED AGAIN IN APRIL, WITH THE S&P 500 INDEX UP 7.8%, ITS BEST MONTH IN OVER A YEAR. A major factor appears to have been the Fed's series of interest rate cuts that began in January of 2001.

[PHOTO OF GERI HOM]

"WITH ALL SECTORS, ESPECIALLY TECHNOLOGY AND CAPITAL GOODS, SHOWING POSITIVE RETURNS IN APRIL, IT MAY BE THAT THE MARKET HAS BOTTOMED OUT."

PORTFOLIO MANAGER
GERI HOM

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.



1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Schwab S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

SCHWAB S&P 500 FUND


PERFORMANCE: INVESTOR SHARES


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Investor Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURNS BAR GRAPH]

                                    6 MONTHS 3                           1 YEAR                             5 YEARS
                        ---------------------------------    --------------------------------  ---------------------------------
                        INVESTOR               PEER GROUP    INVESTOR              PEER GROUP  INVESTOR               PEER GROUP
                        SHARES 1     S&P 500    AVERAGE 2    SHARES 1    S&P 500    AVERAGE 2  SHARES 1     S&P 500   AVERAGE 2
                        lost to       INDEX     lost to      lost to      INDEX     lost to    lost to       INDEX     lost to
                         taxes       -------     taxes        taxes      -------     taxes      taxes       -------    taxes
                         -----                   -----        -----                  -----      -----                  -----

                        TRACKING DIFFERENTIAL               TRACKING DIFFERENTIAL              TRACKING DIFFERENTIAL
                          between class and                   between class and                  between class and
                                index                               index                              index
                        ---------------------               ---------------------              ---------------------
                               (0.11%)                             (0.23%)                            (0.49%)

Pre-Tax Total Return 4   (12.18%)    (12.07%)    (11.69%)    (13.20%)    (12.97%)    (10.74%)   15.07%      15.56%     12.82%
AFTER-TAX RETURN 5           --          --          --      (13.48%)        --      (12.34%)   14.67%         --      10.25%

                               SINCE INCEPTION: 5/1/96
                        ----------------------------------
                        INVESTOR                PEER GROUP
                        SHARES 1     S&P 500    AVERAGE 2
                        lost to       INDEX      lost to
                         taxes        -----       taxes
                         -----                    -----

                        TRACKING DIFFERENTIAL
                          between class and
                                index
                        ---------------------
                               (0.49%)

Pre-Tax Total Return 4    15.07%      15.56%          --
AFTER-TAX RETURN 5        14.67%         --           --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the S&P 500 Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB S&P 500 - INVESTOR

                           S&P 500
               SWPIX        Index
              --------------------
04/30/96      10,000       10,000
05/31/96      10,250       10,257
06/30/96      10,290       10,296
07/31/96       9,840        9,841
08/31/96      10,040       10,049
09/30/96      10,600       10,613
10/31/96      10,880       10,906
11/30/96      11,690       11,731
12/31/96      11,462       11,498
01/31/97      12,157       12,216
02/28/97      12,248       12,312
03/31/97      11,744       11,808
04/30/97      12,430       12,511
05/31/97      13,186       13,272
06/30/97      13,760       13,867
07/31/97      14,849       14,969
08/31/97      14,012       14,131
09/30/97      14,778       14,904
10/31/97      14,284       14,406
11/30/97      14,930       15,073
12/31/97      15,184       15,332
01/31/98      15,357       15,502
02/28/98      16,455       16,620
03/31/98      17,289       17,471
04/30/98      17,452       17,647
05/31/98      17,147       17,344
06/30/98      17,838       18,048
07/31/98      17,645       17,857
08/31/98      15,092       15,278
09/30/98      16,058       16,257
10/31/98      17,340       17,579
11/30/98      18,387       18,645
12/31/98      19,443       19,718
01/31/99      20,253       20,543
02/28/99      19,617       19,904
03/31/99      20,397       20,700
04/30/99      21,176       21,501
05/31/99      20,663       20,994
06/30/99      21,812       22,159
07/31/99      21,125       21,467
08/31/99      21,012       21,360
09/30/99      20,428       20,775
10/31/99      21,709       22,090
11/30/99      22,150       22,539
12/31/99      23,448       23,866
01/31/00      22,266       22,668
02/29/00      21,841       22,239
03/31/00      23,967       24,414
04/30/00      23,241       23,679
05/31/00      22,753       23,194
06/30/00      23,313       23,767
07/31/00      22,940       23,396
08/31/00      24,361       24,849
09/30/00      23,075       23,537
10/31/00      22,971       23,438
11/30/00      21,156       21,591
12/31/00      21,261       21,697
01/31/01      22,014       22,467
02/28/01      19,996       20,418
03/31/01      18,730       19,124
04/30/01      20,174       20,610





All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund Category for the 6-month, one- and five-year periods was 2,911, 2,602 and 1,204, respectively. These funds may or may not use tax-efficient strategies.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

PERFORMANCE: SELECT SHARES(R)


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Select Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURNS BAR GRAPH]

                                    6 MONTHS 3                           1 YEAR                        SINCE INCEPTION: 5/19/97
                        ---------------------------------    --------------------------------   ------------------------------------
                         SELECT                PEER GROUP     SELECT               PEER GROUP    SELECT                 PEER GROUP
                        SHARES 1     S&P 500    AVERAGE 2    SHARES 1    S&P 500    AVERAGE 2   SHARES 1     S&P 500    AVERAGE 2
                        lost to       INDEX     lost to      lost to      INDEX     lost to     lost to       INDEX      lost to
                         taxes       -------     taxes        taxes      -------     taxes       taxes       -------     taxes
                         -----                   -----        -----                  -----       -----                   -----

                        TRACKING DIFFERENTIAL               TRACKING DIFFERENTIAL               TRACKING DIFFERENTIAL
                          between class and                   between class and                   between class and
                                index                               index                               index
                        ---------------------               ---------------------               ---------------------
                                0.02%                              (0.06%)                             (0.21%)

Pre-Tax Total Return 4   (12.05%)    (12.07%)    (11.69%)    (13.03%)    (12.97%)    (10.74%)     12.10%      12.31%          --
AFTER-TAX RETURN 5           --          --          --      (13.37%)        --      (12.34%)     11.64%         --           --


PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in the S&P 500 Index. 4

                [PERFORMANCE OF A $50,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB S&P 500 - SELECT

                           S&P 500
               SWPPX        Index
              --------------------
05/19/97      50,000       50,000
05/31/97      50,935       50,930
06/30/97      53,190       53,212
07/31/97      57,395       57,442
08/31/97      54,165       54,225
09/30/97      57,120       57,191
10/31/97      55,215       55,281
11/30/97      57,745       57,841
12/31/97      58,745       58,836
01/31/98      59,375       59,489
02/28/98      63,660       63,778
03/31/98      66,880       67,043
04/30/98      67,550       67,720
05/31/98      66,370       66,556
06/30/98      69,040       69,258
07/31/98      68,295       68,524
08/31/98      58,435       58,629
09/30/98      62,165       62,387
10/31/98      67,155       67,459
11/30/98      71,245       71,547
12/31/98      75,340       75,668
01/31/99      78,475       78,831
02/28/99      76,015       76,379
03/31/99      79,030       79,434
04/30/99      82,085       82,509
05/31/99      80,140       80,561
06/30/99      84,545       85,033
07/31/99      81,885       82,380
08/31/99      81,490       81,968
09/30/99      79,230       79,721
10/31/99      84,230       84,767
11/30/99      85,935       86,491
12/31/99      91,000       91,585
01/31/00      86,420       86,987
02/29/00      84,770       85,341
03/31/00      93,050       93,687
04/30/00      90,235       90,867
05/31/00      88,350       89,004
06/30/00      90,515       91,203
07/31/00      89,110       89,780
08/31/00      94,655       95,356
09/30/00      89,635       90,322
10/31/00      89,230       89,942
11/30/00      82,200       82,855
12/31/00      82,655       83,261
01/31/01      85,540       86,217
02/28/01      77,745       78,354
03/31/01      72,835       73,386
04/30/01      78,480       79,088


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund Category for the 6-month and one-year periods was 2,911 and 2,602, respectively. These funds may or may not use tax-efficient strategies.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

SCHWAB S&P 500 FUND


PERFORMANCE: e.SHARES(R)


AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's e.Shares with the S&P 500(R) Index and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURNS BAR GRAPH]

                                    6 MONTHS 3                            1 YEAR                            5 YEARS
                        ---------------------------------    --------------------------------  ---------------------------------
                                               PEER GROUP                          PEER GROUP                         PEER GROUP
                        e.SHARES 1   S&P 500    AVERAGE 2    e.SHARES 1  S&P 500    AVERAGE 2  e.SHARES 1   S&P 500   AVERAGE 2
                         lost to      INDEX     lost to       lost to     INDEX     lost to      lost to     INDEX     lost to
                          taxes      -------     taxes         taxes     -------     taxes        taxes     -------     taxes
                          -----                  -----         -----                  -----       -----                 -----

                        TRACKING DIFFERENTIAL               TRACKING DIFFERENTIAL              TRACKING DIFFERENTIAL
                          between class and                   between class and                  between class and
                                index                               index                              index
                        ---------------------               ---------------------              ---------------------
                               (0.06%)                             (0.14%)                            (0.38%)

Pre-Tax Total Return 4   (12.13%)    (12.07%)    (11.69%)    (13.11%)    (12.97%)    (10.74%)   15.18%      15.56%     12.82%
AFTER-TAX RETURN 5           --          --          --      (13.44%)        --      (12.34%)   14.74%         --      10.25%

                               SINCE INCEPTION: 5/1/96
                        ----------------------------------
                                                PEER GROUP
                         e.SHARES 1  S&P 500    AVERAGE 2
                          lost to     INDEX      lost to
                           taxes     -------     taxes
                           -----                 -----

                        TRACKING DIFFERENTIAL
                          between class and
                                index
                        ---------------------
                               (0.38%)

Pre-Tax Total Return 4    15.18%      15.56%          --
AFTER-TAX RETURN 5        14.74%         --           --


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in the S&P 500 Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB S&P 500 - e.SHARES

                           S&P 500
               SWPEX        Index
              --------------------
04/30/96      10,000       10,000
05/31/96      10,250       10,257
06/30/96      10,290       10,296
07/31/96       9,840        9,841
08/31/96      10,050       10,049
09/30/96      10,600       10,613
10/31/96      10,890       10,906
11/30/96      11,710       11,731
12/31/96      11,473       11,498
01/31/97      12,179       12,216
02/28/97      12,270       12,312
03/31/97      11,766       11,808
04/30/97      12,452       12,511
05/31/97      13,209       13,272
06/30/97      13,794       13,867
07/31/97      14,873       14,969
08/31/97      14,036       14,131
09/30/97      14,803       14,904
10/31/97      14,318       14,406
11/30/97      14,964       15,073
12/31/97      15,227       15,332
01/31/98      15,390       15,502
02/28/98      16,490       16,620
03/31/98      17,336       17,471
04/30/98      17,499       17,647
05/31/98      17,193       17,344
06/30/98      17,886       18,048
07/31/98      17,692       17,857
08/31/98      15,136       15,278
09/30/98      16,103       16,257
10/31/98      17,397       17,579
11/30/98      18,446       18,645
12/31/98      19,504       19,718
01/31/99      20,316       20,543
02/28/99      19,679       19,904
03/31/99      20,459       20,700
04/30/99      21,240       21,501
05/31/99      20,737       20,994
06/30/99      21,878       22,159
07/31/99      21,199       21,467
08/31/99      21,086       21,360
09/30/99      20,501       20,775
10/31/99      21,795       22,090
11/30/99      22,227       22,539
12/31/99      23,536       23,866
01/31/00      22,350       22,668
02/29/00      21,924       22,239
03/31/00      24,057       24,414
04/30/00      23,328       23,679
05/31/00      22,850       23,194
06/30/00      23,401       23,767
07/31/00      23,037       23,396
08/31/00      24,462       24,849
09/30/00      23,172       23,537
10/31/00      23,068       23,438
11/30/00      21,247       21,591
12/31/00      21,364       21,697
01/31/01      22,110       22,467
02/28/01      20,092       20,418
03/31/01      18,821       19,124
04/30/01      20,271       20,610

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund Category for the 6-month, one- and five-year periods was 2,911, 2,602 and 1,204, respectively. These funds may or may not use tax-efficient strategies.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

FUND FACTS

  TOP TEN HOLDINGS 1 AS OF 4/30/01
--------------------------------------------------------------------------------
1   GENERAL ELECTRIC CO.                     4.3%
2   MICROSOFT CORP.                          3.2%
3   EXXON MOBIL CORP.                        2.7%
4   PFIZER, INC.                             2.4%
5   CITIGROUP, INC.                          2.2%
6   WAL-MART STORES, INC.                    2.1%
7   AOL TIME WARNER, INC.                    2.0%
8   INTEL CORP.                              1.9%
9   INTERNATIONAL BUSINESS MACHINES CORP.    1.8%
10  AMERICAN INTERNATIONAL GROUP, INC.       1.7%
-------------------------------------------------
 TOTAL PERCENTAGE OF INVESTMENTS            24.3%


STATISTICS as of 4/30/01
--------------------------------------------------------------------------------

                                                                     PEER GROUP
                                                         FUND         AVERAGE 2
                                                         ----         ---------
Number of Holdings                                          503             141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                             $  62,201       $  44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                 29.3            30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                      6.5             6.4
--------------------------------------------------------------------------------
12-Month Yield Investor Shares                             0.88%           0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                       3% 3          109%
--------------------------------------------------------------------------------
Three-Year Beta                                            1.00            0.96
--------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01


                            [EXPENSE RATIO BAR GRAPH]


INVESTOR SHARES          0.35% 4
SELECT SHARES(R)         0.19% 4
e.SHARES(R)              0.28% 4
PEER GROUP AVERAGE       1.35% 2


INDEX COMPOSITION BY INDUSTRY 5

These charts show the size of the ten largest industries in the S&P 500(R) Index. As the charts show, the total portion represented by these industries has changed over the past five years.


                                  [PIECHART 1]

AS OF 4/30/01
--------------------------------------------------------------------------------

         29.0%    Other
1        12.9%    Drugs & Medicine
2        10.5%    Business Machines
3        7.1%     Electronics
4        7.0%     Miscellaneous Finance
5        6.5%     Retail
6        6.0%     Banks
7        5.8%     Telephone
8        5.8%     Producer Goods
9        4.8%     International Oil
10       4.6%     Media


                                  [PIECHART 2]

AS OF 4/30/00
--------------------------------------------------------------------------------

         24.1%    Other
1        16.7%    Business Machines
2        12.4%    Electronics
3        9.8%     Drugs & Medicine
4        7.0%     Telephone
5        6.0%     Retail
6        5.5%     Producer Goods
7        5.4%     Miscellaneous Finance
8        4.7%     Banks
9        4.5%     Business Services
10       3.9%     Media


                                  [PIECHART 3]

AS OF 4/30/96
--------------------------------------------------------------------------------

         36.6%    Other
1        10.1%    Drugs & Medicine
2        8.2%     Telephone
3        7.0%     Banks
4        6.6%     International Oil
5        6.3%     Food & Agriculture
6        5.9%     Business Machines
7        5.5%     Producer Goods
8        4.9%     Retail
9        4.8%     Electronics
10       4.1%     Energy & Utilities


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Morningstar Large-Cap Fund category.

3    Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

5    Source: Standard & Poor's(R), a division of McGraw-Hill companies.

Equity Index Funds, Page 10


Schwab S&P 500 Fund -- Financials
================================================================================

FINANCIAL TABLES


These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                         11/1/00-      11/1/99-     11/1/98-     11/1/97-     11/1/96-    5/1/96 1-
Investor Shares                                           4/30/01      10/31/00     10/31/99     10/31/98     10/31/97    10/31/96

PER-SHARE DATA ($)
==================================================================================================================================
Net asset value at beginning of period                      22.15         21.17        17.05        14.17      10.88        10.00
                                                            ----------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                                    0.08          0.17         0.17         0.16       0.14         0.08
    Net realized and unrealized gains or losses             (2.77)         1.06         4.10         2.85       3.24         0.80
                                                            ----------------------------------------------------------------------
    Total income or loss from investment
     operations                                             (2.69)         1.23         4.27         3.01       3.38         0.88
Less distributions:
    Dividends from net investment income                    (0.17)        (0.18)       (0.15)       (0.13)     (0.09)          --
    Distributions from net realized gains                      --         (0.07)          --           --         --           --
                                                            ----------------------------------------------------------------------
    Total distributions                                     (0.17)        (0.25)       (0.15)       (0.13)     (0.09)          --
                                                            ----------------------------------------------------------------------
Net asset value at end of period                            19.29         22.15        21.17        17.05      14.17        10.88
                                                            ======================================================================
Total return (%)                                           (12.18)2        5.81        25.20        21.39      31.29         8.80 2

RATIOS/SUPPLEMENTAL DATA (%)
==================================================================================================================================
Ratio of net operating expenses to
 average net assets                                          0.35 3        0.35 4       0.35         0.35       0.38         0.49 3
Expense reductions reflected in above ratio                  0.12 3        0.16         0.27         0.28       0.32         0.40 3
Ratio of net investment income to
 average net assets                                          0.88 3        0.81         1.01         1.25       1.49         1.89 3
Portfolio turnover rate                                         3             9            3            1          3            1
Net assets, end of period ($ x 1,000,000)                   3,408         3,617        3,183        1,935        923          244


1    Commencement of operations.

2    Not annualized.

3    Annualized.

4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.


10   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

Equity Index Funds, Page 11

                                                             11/1/00-       11/1/99-        11/1/98-       11/1/97-      5/19/97 1-
Select Shares(R)                                             4/30/01        10/31/00       10/31/99       10/31/98       10/31/97
PER-SHARE DATA ($)
==================================================================================================================================
Net asset value at beginning of period                         22.21           21.23          17.09          14.19         12.85
                                                            ----------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                                       0.10            0.20           0.20           0.26          0.05
    Net realized and unrealized gains or losses                (2.77)           1.06           4.12           2.78          1.29
                                                            ----------------------------------------------------------------------
    Total income or loss from investment
     operations                                                (2.67)           1.26           4.32           3.04          1.34

Less distributions:
    Dividends from net investment income                       (0.20)          (0.21)         (0.18)         (0.14)           --
    Distributions from net realized gains                         --           (0.07)            --             --            --
                                                            ----------------------------------------------------------------------
    Total distributions                                        (0.20)          (0.28)         (0.18)         (0.14)           --
                                                            ----------------------------------------------------------------------
Net asset value at end of period                               19.34           22.21          21.23          17.09         14.19
                                                            ======================================================================
Total return (%)                                              (12.05) 2         5.94          25.42          21.63         10.43 2

RATIOS/SUPPLEMENTAL DATA (%)
==================================================================================================================================
Ratio of net operating expenses
 to average net assets                                          0.19 3          0.19 4         0.19           0.19          0.19 3
Expense reductions reflected in above ratio                     0.12 3          0.16           0.28           0.28          0.34 3
Ratio of net investment income to
 average net assets                                             1.05 3          0.98           1.17           1.40          1.46 3
Portfolio turnover rate                                            3               9              3              1             3
Net assets, end of period ($ x 1,000,000)                      3,954           4,357          3,750          1,548           486


                                                     11/1/00-      11/1/99-       11/1/98-     11/1/97-     11/1/96-     5/1/96 1-
e.Shares(R)                                          4/30/01       10/31/00       10/31/99     10/31/98     10/31/97     10/31/96
PER-SHARE DATA ($)
==================================================================================================================================
Net asset value at beginning of period                 22.17          21.21        17.08        14.19        10.89         10.00
                                                    -----------------------------------------------------------------------------
Income or loss from investment operations:
    Net investment income                               0.10           0.20         0.20         0.15         0.21          0.04
    Net realized and unrealized gains or losses        (2.78)          1.04         4.09         2.88         3.19          0.85
                                                    -----------------------------------------------------------------------------
    Total income or loss from investment
     operations                                        (2.68)          1.24         4.29         3.03         3.40          0.89

Less distributions:
    Dividends from net investment income               (0.20)         (0.21)       (0.16)       (0.14)       (0.10)           --
    Distributions from net realized gains                 --          (0.07)          --           --           --            --
                                                    -----------------------------------------------------------------------------
    Total distributions                                (0.20)         (0.28)       (0.16)       (0.14)       (0.10)           --
                                                    -----------------------------------------------------------------------------
    Net asset value at end of period                   19.29          22.17        21.21        17.08        14.19         10.89
                                                    =============================================================================
Total return (%)                                      (12.13) 2        5.84        25.28        21.50        31.48          8.90 2

RATIOS/SUPPLEMENTAL DATA (%)
==================================================================================================================================
Ratio of net operating expenses
 to average net assets                                  0.28 3         0.28 5       0.28         0.28         0.28          0.28 3
Expense reductions reflected in above ratio             0.03 3         0.07         0.20         0.24         0.33          0.91 3
Ratio of net investment income to
 average net assets                                     0.95 3         0.88         1.08         1.32         1.61          1.82 3
Portfolio turnover rate                                    3              9            3            1            3             1
Net assets, end of period ($ x 1,000,000)                362            441          435          281          132            36


1    Commencement of operations.

2    Not annualized.

3    Annualized.

4 Would have been 0.20% if certain non-routine expenses (proxy fees) had been included.

5 Would have been 0.29% if certain non-routine expenses (proxy fees) had been included.

                                            SEE THE FINANCIAL NOTES, WHICH
                                            ARE INTEGRAL TO THIS INFORMATION. 11
                                                                              ==

Equity Index Funds, Page 12


Schwab S&P 500 Fund -- Financials
================================================================================

PORTFOLIO HOLDINGS
As of April 30, 2001; unaudited.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

 1    Top ten holding:
 +    New holding (since 10/31/00)
 o    Non-income producing security
 *    American Depositary Receipt
 =    Collateral for open futures contracts
 @    Issuer is affiliated with the fund's adviser
 ~    Security is valued at fair value (see Accounting Policies)


The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.


ALL DOLLAR VALUES ARE IN THOUSANDS.


[PIE CHART]

      99.7%        COMMON STOCK
                   Market Value: $7,708,587
                   Cost: $6,667,491

       0.3%        OTHER INVESTMENT COMPANIES
                   Market Value: $19,437
                   Cost: $19,437

       0.0%        U.S. TREASURY OBLIGATIONS
                   Market Value: $538
                   Cost: $537

     -----------------------------------------
     100.0%        TOTAL INVESTMENTS
                   Market Value: $7,728,562
                   Cost: $6,687,465


       COMMON STOCK  99.7% OF INVESTMENTS
       ---------------------------------------------------
                                                MKT. VALUE
       SECURITY AND NUMBER OF SHARES            ($ x 1,000)
       AEROSPACE / DEFENSE  1.4%
       ---------------------------------------------------
       B.F. Goodrich Co.    69,713                   2,747
       Boeing Co.    573,254                        35,427
       Crane Co.    40,669                           1,144
       General Dynamics Corp.    138,062            10,642
       Lockheed Martin Corp.    295,510             10,390
       Northrop Grumman Corp.    58,039              5,238
       Raytheon Co., Class B    234,194              6,916
       Rockwell International Corp.    124,636       5,612
       Textron, Inc.    97,045                       5,145
       United Technologies Corp.    322,984         25,219
                                                ----------
                                                   108,480

       AIR TRANSPORTATION  0.3%
       ----------------------------------------------------
    o  AMR Corp.    102,684                          3,913
       Delta Air Lines, Inc.    84,006               3,699
    o  FedEx Corp.    203,688                        8,569
       Southwest Airlines Co.    519,477             9,460
       U.S. Airways Group, Inc.    45,790            1,278
                                                ----------
                                                    26,919

       ALCOHOLIC BEVERAGES  0.4%
       ---------------------------------------------------
       Adolph Coors Co., Class B    25,077           1,304
       Anheuser-Busch Cos., Inc.    623,254         24,924
       Brown-Forman Corp., Class B    46,744         2,842
                                                ----------
                                                    29,070

       APPAREL  0.2%
       ---------------------------------------------------
       Liz Claiborne, Inc.    35,646                 1,752
       Nike, Inc., Class B    186,003                7,777
    o  Reebok International Ltd.    39,318           1,008
       VF Corp.    77,062                            3,128
                                                ----------
                                                    13,665

       AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.3%
       ---------------------------------------------------
       Cooper Tire & Rubber Co.    48,564              585
       Cummins, Inc.    28,780                       1,191
       Dana Corp.    100,196                         1,967
       Danaher Corp.    98,700                       5,528
       Delphi Automotive Systems Corp.  381,580      5,686
       Eaton Corp.    47,861                         3,523
       Ford Motor Co.    1,275,785                  37,610
       General Motors Corp.    380,673              20,865
       Genuine Parts Co.    117,876                  3,183
       Goodyear Tire & Rubber Co.    109,526         2,709
       Harley-Davidson, Inc.    208,400              9,605
    o  Navistar International Corp.    40,653        1,049
       TRW, Inc.    85,157                           3,275
       Visteon Corp.    88,716                       1,466
                                                ----------
                                                    98,242

       BANKS  6.3%
       ---------------------------------------------------
       Amsouth Bancorp.    255,950                   4,390
       Bank of America Corp.    1,122,499           62,860
       Bank of New York Co., Inc.    508,486        25,526
       Bank One Corp.    797,924                    30,138


12   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                 MKT. VALUE
       SECURITY AND NUMBER OF SHARES             ($ x 1,000)
       BB&T CORP.    275,872                         9,771
       Comerica, Inc.    123,030                     6,327
       Fifth Third Bancorp.    405,139              21,780
       First Union Corp.    674,121                 20,203
       FleetBoston Financial Corp.    745,690       28,612
       Golden West Financial Corp.    110,157        6,466
       Huntington Bancshares, Inc.    170,011        2,562
       J.P. Morgan Chase & Co.    1,309,708         62,840
       KeyCorp, Inc.    292,408                      6,778
       Mellon Financial Corp.    336,452            13,771
       National City Corp.    417,500               11,360
       Northern Trust Corp.    153,200               9,963
       PNC Financial Services Group    198,641      12,926
       Providian Financial Corp.    196,588         10,478
       Regions Financial Corp.    166,600            5,073
       SouthTrust Corp.    117,500                   5,587
       State Street Corp.    112,535                11,679
       SunTrust Banks, Inc.    203,947              12,951
       Synovus Financial Corp.    196,847            5,665
       U.S. Bancorp.    1,323,838                   28,039
       Union Planters Corp.    94,700                3,600
       Wachovia Corp.    144,726                     8,799
       Wells Fargo & Co.    1,178,606               55,359
                                                ----------
                                                   483,503

       BUSINESS MACHINES & SOFTWARE  10.4%
       ---------------------------------------------------
    o  Adaptec, Inc.    67,000                         753
       Adobe Systems, Inc.    166,308                7,471
    o  Apple Computer, Inc.    237,532               6,055
       Autodesk, Inc.    39,500                      1,377
    o  BMC Software, Inc.    166,700                 4,032
    o  Cabletron Systems, Inc.    124,829            1,957
    o  Cisco Systems, Inc.    5,004,280             84,973
       Compaq Computer Corp.    1,159,094           20,284
    o  Compuware Corp.    247,800                    2,547
    o  Comverse Technology, Inc.    115,100          7,884
    o  Dell Computer Corp.    1,781,228             46,739
    o  EMC Corp.    1,507,474                       59,696
    o  Gateway, Inc.    220,500                      4,189
       Hewlett-Packard Co.    1,331,246             37,847
    9  International Business Machines
       Corp.    1,210,204                          139,343
    o  Lexmark International, Inc.,
       Class A    87,000                             5,344
   o2  Microsoft Corp.    3,670,812                248,697
    o  NCR Corp.    65,500                           3,079
    o  Network Appliance, Inc.    218,500            4,971
    o  Novell, Inc.    222,429                       1,063
    o  Novellus Systems, Inc.    95,950              5,292
    o  Oracle Corp.    3,841,680                    62,082
       Pitney Bowes, Inc.    174,202                 6,632
   ~o  Seagate Escrow Security    153,111               43
    o  Sun Microsystems, Inc.    2,242,168          38,386
    o  Unisys Corp.    215,215                       2,591
       Xerox Corp.    452,174                        4,088
                                                ----------
                                                   807,415

       BUSINESS SERVICES  4.6%
       ---------------------------------------------------
    o  Allied Waste Industries, Inc.  133,500        2,125
       Automatic Data Processing,
       Inc.    437,324                              23,725
   o+  BroadVision, Inc.    182,687                  1,167
    o  Cendant Corp.    527,795                      9,363
    +  Cintas Corp.    117,106                       5,130
    o  Citrix Systems, Inc.    126,100               3,581
       Computer Associates International,
       Inc.    396,190                              12,753
    o  Computer Sciences
       Corp.    114,522                              4,080
   o+  CONCORD EFS, INC.    148,800                  6,927
    o  Convergys Corp.    116,841                    4,265
       Deluxe Corp.    49,172                        1,278
       Ecolab, Inc.    86,870                        3,286
       Electronic Data Systems
       Corp.    323,100                             20,840
       Equifax, Inc.    96,515                       3,192
       Exelon Corp.    219,073                      15,127
       First Data Corp.    271,327                  18,298
   o+  Fiserv, Inc.    86,600                        4,792
       H&R Block, Inc.    62,217                     3,422
       IMS Health, Inc.    200,286                   5,498
       Interpublic Group of Cos., Inc. 212,120       7,201
   o+  Intuit, Inc.    142,615                       4,569
    o  Mercury Interactive Corp.    55,100           3,645
       National Service Industries, Inc. 27,700        668
       Nortel Networks Corp.    2,189,336           33,497
       Omnicom Group, Inc.    122,900               10,797
    o  Parametric Technology Corp.    184,932        2,108

                                  SEE FINANCIAL NOTES, WHICH     13
                            ARE INTEGRAL TO THIS INFORMATION.    ==

Schwab S&P 500 Fund -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
       PAYCHEX, INC.    255,725                      8,838
    o  PeopleSoft, Inc.    196,600                   7,282
   o+  Qlogic Corp.    62,354                        2,674
   o+  Robert Half International, Inc. 121,200       3,369
    o  Sapient Corp.    82,200                       1,106
    o  Siebel Systems, Inc.    296,100              13,496
       Stilwell Financial, Inc.    151,700           4,471
       Tyco International Ltd.    1,206,288         64,380
    o  Veritas Software Corp.    280,200            16,703
   o+  Vitesse Semiconductor Corp.    131,095        4,444
       Waste Management, Inc.    426,626            10,414
    o  Yahoo!, Inc.    383,300                       7,735
                                                ----------
                                                   356,246

       CHEMICAL  1.1%
       ---------------------------------------------------
       Air Products & Chemicals,
       Inc.    156,358                               6,722
       Dow Chemical Co.    616,858                  20,634
       E.I. du Pont de Nemours
       & Co.    717,554                             32,426
       Eastman Chemical Co.    52,364                2,788
       Great Lakes Chemical Corp.    34,625          1,088
       Hercules, Inc.    72,857                        871
       PPG Industries, Inc.    114,975               6,111
       Praxair, Inc.    108,330                      5,127
       Rohm & Haas Co.    150,050                    5,157
       Sigma-Aldrich Corp.    52,609                 2,422
                                                ----------
                                                    83,346

       CONSTRUCTION  0.3%
       ---------------------------------------------------
       Centex Corp.    40,122                        1,731
       Fluor Corp.    51,875                         2,734
       KB Home Corp.    29,681                         897
       Masco Corp.    306,690                        7,054
       Pulte Corp.    27,888                         1,305
       Sherwin-Williams Co.    109,461               2,296
       The Stanley Works    58,286                   2,113
       Vulcan Materials Co.    68,700                3,176
                                                ----------
                                                    21,306

       CONSUMER: DURABLE  0.1%
       ---------------------------------------------------
       Black & Decker Corp.    55,397                2,208
       Leggett & Platt, Inc.    132,900              2,580
       Maytag Corp.    52,356                        1,819
       Whirlpool Corp.    45,556                     2,541
                                                ----------
                                                     9,148

       CONSUMER: NONDURABLE  0.7%
       ---------------------------------------------------
       American Greetings Corp.,
       Class A    43,157                               497
       Darden Restaurants, Inc.    80,920            2,210
       Fortune Brands, Inc.    105,458               3,285
       Harcourt General, Inc.    49,300              2,703
       Hasbro, Inc.    116,797                       1,431
       Mattel, Inc.    290,707                       4,695
       McDonald's Corp.    900,474                  24,763
       Newell Rubbermaid, Inc.    181,733            4,899
    o  Starbucks Corp.    259,000                    5,012
    o  Tricon Global Restaurants, Inc. 99,650        4,466
       Tupperware Corp.    39,578                      871
       Wendy's International, Inc.    77,075         1,952
                                                ----------
                                                    56,784

       CONTAINERS  0.1%
       ---------------------------------------------------
       Ball Corp.    18,963                            872
       Bemis Co., Inc.    36,511                     1,373
    o  Pactiv Corp.    107,056                       1,497
    o  Sealed Air Corp.    56,926                    2,209
                                                ----------
                                                     5,951

       ELECTRONICS  6.5%
       ---------------------------------------------------
    o  ADC Telecommunications, Inc.    533,500       4,007
    o  Advanced Micro Devices, Inc.    213,488       6,618
    o  Altera Corp.    270,300                       6,836
    o  American Power Conversion
       Corp.    131,950                              1,867
    o  Analog Devices, Inc.    246,800              11,676
    o  Andrew Corp.    54,988                          963
       Applied Biosystems Group --
       Applera Corp.    145,564                      4,667
    o  Applied Materials, Inc.    560,124           30,583
    o  Broadcom Corp., Class A    167,874            6,977
    o  Conexant Systems, Inc.    165,400             1,778
    8  Intel Corp.    4,630,948                    143,143
       ITT Industries, Inc.    59,647                2,629
    o  JDS Uniphase Corp.    898,771                19,225
    o  KLA-Tencor Corp.    126,350                   6,944
       Linear Technology Corp.    217,800           10,463
    o  LSI Logic Corp.    217,494                    4,452
       Lucent Technologies, Inc.    2,338,035       23,404
    o  Maxim Integrated Products, Inc. 223,200      11,350
    o  Micron Technology, Inc.    407,280           18,482

14   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
       Molex, Inc.    133,700                        5,400
       Moody's Corp.    110,756                      3,478
       Motorola, Inc.    1,502,298                  23,361
    o  National Semiconductor Corp.  118,037         3,399
    o  Nextel Communications, Inc.,
       Class A    522,100                            8,484
       PerkinElmer, Inc.    33,596                   2,248
    o  Power-One, Inc.    53,550                       938
    o  Qualcomm, Inc.    517,900                    29,707
    o  Sanmina Corp.    209,400                      6,104
       Scientific-Atlanta, Inc.    112,224           6,479
    o  Solectron Corp.    442,400                   11,259
    +  Symbol Technologies, Inc.    151,390          4,769
    o  Tektronix, Inc.    64,210                     1,554
    o  Tellabs, Inc.    281,356                      9,878
    o  Teradyne, Inc.    118,700                     4,689
       Texas Instruments, Inc.    1,193,704         46,196
    o  Thermo Electron Corp.    122,514              3,229
       Thomas & Betts Corp.    39,315                  813
   o+  Univision Communications, Inc.,
       Class A    143,024                            6,252
    o  Xilinx, Inc.    226,800                      10,766
                                                ----------
                                                   505,067

       ENERGY: RAW MATERIALS  1.3%
       ---------------------------------------------------
       Anadarko Petroleum Corp.    171,889          11,107
       Apache Corp.    86,089                        5,506
       Baker Hughes, Inc.    228,908                 8,994
       Burlington Resources, Inc.    149,455         7,056
       Devon Energy Corp.    89,800                  5,299
    +  EOG Resources, Inc.    81,653                 3,788
       Halliburton Co.    303,029                   13,094
       McDermott International, Inc.  40,400           493
    o  Nabors Industries, Inc.    100,200            5,974
   o+  Noble Drilling Corp.    91,600                4,443
       Occidental Petroleum Corp.    253,992         7,650
    o  Rowan Cos., Inc.    63,981                    2,124
       Schlumberger Ltd.    394,434                 26,151
                                                ----------
                                                   101,679

       FOOD & AGRICULTURE  3.2%
       ---------------------------------------------------
       Archer-Daniels-Midland Co.    431,674         5,141
       Campbell Soup Co.    289,227                  8,804
       Coca-Cola Co.    1,712,682                   79,109
       Coca-Cola Enterprises, Inc.   284,500         5,158
       ConAgra Foods, Inc.    366,400                7,625
       General Mills, Inc.    194,368                7,660
       H.J. Heinz Co.    238,738                     9,347
       Hershey Foods Corp.    92,998                 5,618
       Kellogg Co.    278,662                        7,106
       PepsiCo, Inc.    991,997                     43,459
       Quaker Oats Co.    91,187                     8,845
       Ralston Purina Group    212,069               6,445
       Sara Lee Corp.    534,900                    10,650
       Supervalu, Inc.    89,654                     1,226
       Sysco Corp.    465,156                       13,080
    *  Unilever NV    393,932                       22,107
       Wm. Wrigley Jr. Co.    155,886                7,531
                                                ----------
                                                   248,911

       GOLD  0.1%
       ---------------------------------------------------
       Barrick Gold Corp.    269,879                 4,437
       Homestake Mining Co.    178,307               1,111
       Newmont Mining Corp.    129,869               2,367
       Placer Dome, Inc.    221,900                  2,246
                                                ----------
                                                    10,161

       HEALTHCARE / DRUGS & MEDICINE  12.9%
       ---------------------------------------------------
       Abbott Laboratories    1,066,514             49,465
       Allergan, Inc.    91,870                      6,982
    o  Alza Corp.    161,456                         7,382
       American Home Products
       Corp.    901,110                             52,039
    o  Amgen, Inc.    715,616                       43,753
       Bausch & Lomb, Inc.    36,816                 1,572
       Baxter International, Inc.    202,784        18,484
       Becton, Dickinson & Co.    175,110            5,665
    o  Biogen, Inc.    102,800                       6,647
       Biomet, Inc.    123,898                       5,294
    o  Boston Scientific Corp.    278,212            4,418
       Bristol-Myers Squibb Co.    1,347,664        75,469
       C.R. Bard, Inc.    35,020                     1,541
       Cardinal Health, Inc.    290,235             19,562
   o+  Chiron Corp.    135,000                       6,481
       Eli Lilly & Co.    779,024                   66,217
   o+  Forest Laboratories, Inc.,
       Class A    121,900                            7,454
    o  Guidant Corp.    212,120                      8,697
       HCA-The Healthcare Co.    380,716            14,734
    o  HealthSouth Corp.    263,409                  3,701

                                           SEE THE FINANCIAL NOTES, WHICH     15
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

Schwab S&P 500 Fund -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
    o  Humana, Inc.    114,642                       1,133
       Johnson & Johnson    957,980                 92,426
    o  King Pharmaceuticals, Inc.    117,110         4,934
    o  Manor Care, Inc.    69,433                    1,611
       McKesson HBOC, Inc.    195,820                6,039
    o  Medimmune, Inc.    146,300                    5,728
       Medtronic, Inc.    828,954                   36,971
       Merck & Co., Inc.    1,588,746              120,697
    4  Pfizer, Inc.    4,341,177                   187,973
       Pharmacia Corp.    886,880                   46,348
    o  Quintiles Transnational Corp.    78,100       1,605
       Schering-Plough Corp.    1,004,462           38,712
    o  St. Jude Medical, Inc.    57,492              3,291
    +  Stryker Corp.    135,194                      8,016
    o  Tenet Healthcare Corp.    220,333             9,836
       UnitedHealth Group, Inc.    223,784          14,653
    o  Watson Pharmaceuticals, Inc.    69,800        3,476
    o  Wellpoint Health Networks,
       Inc.    45,200                                4,441
                                                ----------
                                                   993,447

       HOUSEHOLD PRODUCTS  1.4%
       ---------------------------------------------------
       Alberto-Culver Co., Class B    38,317         1,561
       Avon Products, Inc.    162,054                6,858
       Clorox Co.    160,932                         5,122
       Colgate-Palmolive Co.    393,936             22,001
       Gillette Co.    724,838                      20,556
       International Flavors & Fragrances,
       Inc.    66,328                                1,640
       Procter & Gamble Co.    893,822              53,674
                                                ----------
                                                   111,412

       INSURANCE  4.1%
       ---------------------------------------------------
   o+  Aetna, Inc.    98,658                         2,781
       AFLAC, Inc.    363,100                       11,547
       Allstate Corp.    502,218                    20,968
    +  AMBAC Financial Group, Inc.    71,524         3,849
       American General Corp.    344,544            15,026
   10  American International Group,
       Inc.    1,603,515                           131,168
       Aon Corp.    174,448                          5,799
       Chubb Corp.    121,360                        8,101
       CIGNA Corp.    105,965                       11,306
       Cincinnati Financial Corp.    109,545         4,204
       Conseco, Inc.    220,602                      4,198
       Hartford Financial Services Group,
       Inc.    163,192                              10,134
       Jefferson-Pilot Corp.    105,483              4,922
       Lincoln National Corp.    132,626             6,122
       Loews Corp.    136,380                        9,193
       Marsh & McLennan Cos., Inc.    189,478       18,273
       MBIA, Inc.    100,779                         4,822
    +  Metlife, Inc.    524,853                     15,221
       MGIC Investment Corp.    74,738               4,857
       Progressive Corp.    50,151                   5,858
       SAFECO CORP.    86,591                        2,312
       St. Paul Cos., Inc.    148,616                6,703
       Torchmark Corp.    85,389                     3,235
       UnumProvident Corp.    165,928                4,963
                                                ----------
                                                   315,562

       MEDIA  4.5%
       ---------------------------------------------------
   o7  AOL Time Warner, Inc.    2,978,660          150,422
    o  Clear Channel Communications,
       Inc.    402,698                              22,471
    o  Comcast Corp., Special
       Class A    649,258                           28,509
       Dow Jones & Co., Inc.    59,650               3,237
       Gannett Co., Inc.    181,692                 11,728
       Knight-Ridder, Inc.    50,083                 2,712
       McGraw-Hill Cos., Inc.    134,864             8,736
       Meredith Corp.    34,512                      1,302
       New York Times Co., Class A    110,300        4,526
       R.R. Donnelley & Sons Co.    82,706           2,303
       Tribune Co.    207,912                        8,761
    o  Viacom, Inc., Class B    1,199,100           62,425
       The Walt Disney Co.    1,433,130             43,352
                                                ----------
                                                   350,484
       MISCELLANEOUS  0.3%
       ---------------------------------------------------
    o  Agilent Technologies, Inc.    313,295        12,222
    o  Palm, Inc.    385,840                         3,091
    o  Sabre Holdings Corp.    91,401                4,557
       XCEL Energy, Inc.    234,170                  7,306
                                                ----------
                                                    27,176

       MISCELLANEOUS FINANCE  6.7%
       ---------------------------------------------------
       American Express Co.    914,337              38,804
       Bear Stearns Cos., Inc.    74,901             3,768
       Capital One Financial Corp.    136,350        8,571
    @  Charles Schwab Corp.    950,460              18,819

16   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
       Charter One Financial,
       Inc.    141,250                               4,139
       Cit Group, Inc., Class A    180,200           6,613
    5  Citigroup, Inc.    3,456,308                169,878
       Countrywide Credit Industries,
       Inc.    79,824                                3,406
       Fannie Mae    694,417                        55,734
       Franklin Resources, Inc.    182,600           7,970
       Freddie Mac    477,452                       31,416
       Household International, Inc. 325,308        20,826
       Lehman Brothers Holdings,
       Inc.    172,700                              12,564
       MBNA Corp.    586,620                        20,913
       Merrill Lynch & Co., Inc.    555,784         34,292
       Morgan Stanley Dean Witter
       & Co.    768,672                             48,265
       T. Rowe Price Group, Inc.    82,300           2,861
       USA Education, Inc.    114,200                8,120
       Washington Mutual, Inc.    400,556           20,000
                                                ----------
                                                   516,959

       NON-FERROUS METALS  0.6%
       ---------------------------------------------------
       Alcan, Inc.    218,474                        9,722
       Alcoa, Inc.    598,046                       24,759
       Engelhard Corp.    86,601                     2,226
    o  Freeport-McMoran Copper & Gold,
       Inc., Class B    100,615                      1,425
    o  Inco Ltd.    123,149                          2,234
       Phelps Dodge Corp.    53,654                  2,400
                                                ----------
                                                    42,766

       OIL: DOMESTIC  0.9%
       ---------------------------------------------------
       Amerada Hess Corp.    62,692                  5,486
       Ashland, Inc.    47,356                       2,039
       Conoco, Inc., Class B    427,100             12,992
       Kerr-McGee Corp.    64,073                    4,591
       Phillips Petroleum Co.    176,250            10,504
       Sunoco, Inc.    57,852                        2,200
       Tosco Corp.    98,700                         4,545
       Transocean Sedco Forex, Inc.    217,983      11,832
       Unocal Corp.    165,716                       6,324
       USX-Marathon Group, Inc.    213,902           6,836
                                                ----------
                                                    67,349

       OIL: INTERNATIONAL  4.8%
       ---------------------------------------------------
       Chevron Corp.    442,468                     42,725
    3  Exxon Mobil Corp.    2,392,353              211,962
    *  Royal Dutch Petroleum Co.    1,470,280       87,526
       Texaco, Inc.    378,654                      27,369
                                                ----------
                                                   369,582

       OPTICAL & PHOTO  0.1%
       ---------------------------------------------------
       Eastman Kodak Co.    206,481                  8,982

       PAPER & FOREST PRODUCTS  0.8%
       ---------------------------------------------------
       Boise Cascade Corp.    39,416                 1,379
       Georgia-Pacific Group    153,377              4,986
       International Paper Co.    330,428           12,946
       Kimberly-Clark Corp.    370,813              22,026
       Louisiana-Pacific Corp.    70,628               865
       Mead Corp.    68,319                          1,927
       Potlatch Corp.    19,660                        689
       Temple-Inland, Inc.    33,919                 1,730
       Westvaco Corp.    68,313                      1,802
       Weyerhaeuser Co.    149,917                   8,475
       Willamette Industries, Inc.    74,032         3,602
                                                ----------
                                                    60,427

       PRODUCER GOODS & MANUFACTURING  6.5%
       ---------------------------------------------------
   o+  Applied Micro Circuits Corp. 203,929          5,306
       Avery Dennison Corp.    77,315                4,335
       Caterpillar, Inc.    236,186                 11,857
       Cooper Industries, Inc.    63,555             2,375
       Corning, Inc.    631,146                     13,866
       Deere & Co.    162,327                        6,667
       Dover Corp.    140,365                        5,484
       Emerson Electric Co.    295,426              19,690
    o  FMC Corp.    20,778                           1,490
   =1  General Electric Co.    6,818,120           330,883
       Honeywell International, Inc.  548,943       26,832
       Illinois Tool Works, Inc.    207,921         13,178
       Ingersoll-Rand Co.    109,297                 5,137
   o+  Jabil Circuit, Inc.    129,426                3,759
       Johnson Controls, Inc.    60,875              4,407
       Millipore Corp.    31,991                     1,835
       Minnesota Mining & Manufacturing
       Co.    272,668                               32,450

                                           SEE THE FINANCIAL NOTES, WHICH     17
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

Schwab S&P 500 Fund -- Financials
=========================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
       Pall Corp.    83,566                          1,961
       Parker-Hannifin Corp.    81,433               3,796
       Snap-On, Inc.    39,950                       1,159
       The Timken Co.    40,332                        690
       W.W. Grainger, Inc.    63,808                 2,474
                                                ----------
                                                   499,631

       RAILROAD & SHIPPING  0.4%
       ---------------------------------------------------
       Burlington Northern Santa Fe
       Corp.    268,875                              7,905
       CSX Corp.    146,755                          5,147
       Norfolk Southern Corp.    261,588             5,164
       Union Pacific Corp.    171,316                9,746
                                                ----------
                                                    27,962

       REAL PROPERTY  0.1%
       ---------------------------------------------------
    +  Starwood Hotels & Resorts Worldwide,
       Inc.    133,600                               4,822

       RETAIL  6.3%
       ---------------------------------------------------
       Albertson's, Inc.    280,537                  9,370
    o  AutoZone, Inc.    77,615                      2,432
    o  Bed, Bath & Beyond, Inc.    196,000           5,551
    o  Best Buy Co., Inc.    141,800                 7,806
       Circuit City Stores-Circuit City
       Group    139,212                              2,095
    o  Consolidated Stores Corp.    75,600             832
    o  Costco Wholesale Corp.    306,788            10,716
       CVS Corp.    268,918                         15,853
       Dillards, Inc., Class A    62,533             1,059
       Dollar General Corp.    226,957               3,745
    o  Federated Department Stores,
       Inc.    137,537                               5,911
       The Gap, Inc.    583,202                     16,161
       Home Depot, Inc.    1,595,125                75,130
       J.C. Penney Co., Inc.    177,620              3,599
    o  Kmart Corp.    329,617                        3,296
    o  Kohl's Corp.    228,100                      13,928
    o  Kroger Co.    560,962                        12,672
       Limited, Inc.    289,834                      4,904
       Longs Drug Stores Corp.    25,982               770
       Lowe's Cos., Inc.    262,826                 16,558
       May Department Stores Co.    205,479          7,654
       Nordstrom, Inc.    91,222                     1,678
    o  Office Depot, Inc.    201,900                 1,918
       RadioShack Corp.    126,242                   3,867
    o  Safeway, Inc.    345,900                     18,782
       Sears, Roebuck & Co.    230,318               8,487
    o  Staples, Inc.    309,250                      5,031
       Target Corp.    618,920                      23,797
       Tiffany & Co., Inc.    99,450                 3,224
       TJX Cos., Inc.    191,582                     6,002
    o  Toys `R' Us, Inc.    133,796                  3,318
    8  Wal-Mart Stores, Inc.    3,074,462          159,073
       Walgreen Co.    701,556                      30,013
       Winn-Dixie Stores, Inc.    97,611             3,082
                                                ----------
                                                   488,314

       STEEL  0.1%
       ---------------------------------------------------
       Allegheny Technologies, Inc.    54,751          999
       Nucor Corp.    53,084                         2,693
       USX-U.S. Steel Group, Inc.    60,179          1,108
       Worthington Industries, Inc.    57,302          685
                                                ----------
                                                     5,485

       TELEPHONE  5.8%
       ---------------------------------------------------
       Alltel Corp.    215,290                      11,757
       AT&T Corp.    2,585,575                      57,607
    o  Avaya, Inc.    192,452                        2,846
       BellSouth Corp.    1,290,992                 54,170
       CenturyTel, Inc.    96,050                    2,611
   o+  Citizens Communications Co.    180,577        2,077
    o  Global Crossing Ltd.    607,855               7,616
    o  Qwest Communications
       International, Inc.    1,139,602             46,610
       SBC Communications, Inc.    2,329,130        96,077
       Sprint Corp. (FON Group)     606,898         12,975
    o  Sprint Corp. (PCS Group)     638,898         16,375
       Verizon Communications    1,860,256         102,444
    o  Worldcom, Inc.    1,981,104                  36,155
                                                ----------
                                                   449,320

       TOBACCO  1.0%
       ---------------------------------------------------
       Philip Morris Cos., Inc.    1,531,762        76,757
       UST, Inc.    110,800                          3,335
                                                ----------
                                                    80,092

18   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                MKT. VALUE
  SECURITY AND NUMBER OF SHARES                 ($ x 1,000)
       TRAVEL & RECREATION  0.3%
       ---------------------------------------------------
       Brunswick Corp.    59,407                     1,192
       Carnival Corp.    402,400                    10,664
    o  Harrah's Entertainment, Inc.    79,111        2,729
       Hilton Hotels Corp.    249,872                2,761
       Marriott International, Inc.,
       Class A    166,032                            7,618
                                                ----------
                                                    24,964

       TRUCKING & FREIGHT  0.0%
       ---------------------------------------------------
       Paccar, Inc.    52,163                        2,531
       Ryder Systems, Inc.    40,962                   811
                                                ----------
                                                     3,342

       UTILITIES: ELECTRIC & GAS  3.8%
       ---------------------------------------------------
    o  AES Corp.    364,800                         17,390
    +  Allegheny Energy, Inc.    84,526              4,324
       Ameren Corp.    93,713                        3,933
       American Electric
       Power Co., Inc.    221,160                   10,912
   o+  Calpine Corp.    206,500                     11,768
       Cinergy Corp.    108,400                      3,759
       CMS Energy Corp.    89,000                    2,786
       Consolidated Edison, Inc.    144,791          5,417
       Constellation Energy Group,
       Inc.    112,808                               5,385
       Dominion Resources, Inc.    165,055          11,305
       DTE Energy Co.    97,403                      4,083
       Duke Energy Corp.    527,030                 24,644
       Dynegy, Inc., Class A    222,700             12,883
       Edison International    220,629               2,173
       El Paso Corp.    345,633                     23,780
       Enron Corp.    513,578                       32,212
       Entergy Corp.    152,204                      6,164
       FirstEnergy Corp.    153,081                  4,638
       FPL Group, Inc.    122,780                    7,355
       GPU, Inc.    82,152                           2,736
       KeySpan Corp.    92,000                       3,652
    +  Kinder Morgan, Inc.    77,867                 4,571
   o+  Mirant Corp.    232,956                       9,505
    o  Niagara Mohawk Holdings,
       Inc.    108,602                               1,826
       NICOR, Inc.    30,801                         1,207
    +  NiSource, Inc.    138,500                     4,123
       ONEOK, Inc.    20,100                           869
       Peoples Energy Corp.    24,673                  981
       PG&E Corp.    262,316                         2,353
       Pinnacle West Capital Corp.    57,600         2,891
       PPL Corp.    98,845                           5,436
       Progress Energy, Inc.    140,105              6,198
       Public Service Enterprise
       Group, Inc.    146,285                        6,793
       Reliant Energy, Inc.    202,886              10,053
       Sempra Energy    139,130                      3,850
       Southern Co.    464,231                      10,858
       TXU Corp.    178,387                          7,842
       Williams Cos., Inc.    331,064               13,961
                                                ----------
                                                   294,616

       OTHER INVESTMENT COMPANIES

       0.3% of investments
       Provident Institutional
       TempFund    19,436,634                       19,437


       U.S. TREASURY OBLIGATIONS
       0.0% of investments

       SECURITY                   FACE VALUE      MKT. VALUE
         RATE, MATURITY DATE      ($ x 1,000)     ($x 1,000)
    =  U.S. Treasury Bills
         3.66%-4.48%, 06/14/01              540         538

       ---------------------------------------------------
       END OF PORTFOLIO HOLDINGS. For totals,
       please see the first page of holdings for this fund.

                                           SEE THE FINANCIAL NOTES, WHICH     19
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

Schwab S&P 500 Fund -- Financials
================================================================================

Statement of
ASSETS AND LIABILITIES
As of April 30, 2001; unaudited. All numbers x 1,000 except NAV.



ASSETS
--------------------------------------------------------------------
Investments, at market value (including $357,594
     of securities on loan)                               $7,728,562 a
Collateral held for securities on loan                       366,585
Receivables:
   Fund shares sold                                           14,072
   Interest                                                       64
   Dividends                                                   5,174
   Income from lending securities                                 87
Prepaid expenses                                        +        109
                                                          ----------
TOTAL ASSETS                                               8,114,653

LIABILITIES
--------------------------------------------------------------------
Collateral held for securities on loan                       366,585
Payables:
   Fund shares redeemed                                        6,845
   Interest expense                                                5
   Investments bought                                         16,040
   Most recent daily change in value of futures                   29
   Investment adviser and administrator fees                     123
   Transfer agent and shareholder service fees                    73
   Accrued expenses                                     +        506
                                                          ----------
TOTAL LIABILITIES                                            390,206

NET ASSETS
TOTAL ASSETS                                               8,114,653
TOTAL LIABILITIES                                       -    390,206
                                                          ----------
NET ASSETS                                                $7,724,447
--------------------------------------------------------------------
Net Assets by source
Capital received from investors                            6,833,604
Net investment income not yet distributed                     22,549
Net realized capital losses                                 (172,757)
Net unrealized capital gains                               1,041,051 b


Net Asset Value (NAV)


                                              SHARES
SHARE CLASS            NET ASSETS    /   OUTSTANDING     =       NAV
Investor Shares        $3,408,051            176,646          $19.29
Select Shares(R)       $3,954,602            204,516          $19.34
e.Shares(R)            $  361,794             18,754          $19.29


FEDERAL TAX DATA
--------------------------------------------
COST BASIS OF PORTFOLIO           $6,813,495

NET UNREALIZED GAINS AND LOSSES:
Gains                             $1,840,345
Losses                            + (925,324)
                                  ----------
                                  $  915,021

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                 Loss amount
      2008                          $26,504


a. The fund paid $6,687,465 for these securities. Not counting short-term obligations and government securities, the fund paid $602,922 for securities during the report period and received $227,183 from securities it sold or that matured. This includes $3,403 in transactions with other SchwabFunds(R).


b. These derive from investments and futures. As of the report date, the fund had twenty-eight open S&P 500 futures contracts due to expire on June 15, 2001, with a contract value of $8,780 and unrealized losses of $46.


20   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS
For November 1, 2000 through April 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------
Dividends                                                    $46,374 a
Interest                                                         500
Lending of securities                                   +        371
                                                        ------------
TOTAL INVESTMENT INCOME                                       47,245

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net realized losses on investments sold                      (44,267)
Net realized losses on futures contracts                +     (2,477)
                                                        ------------
NET REALIZED LOSSES                                          (46,744)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net unrealized losses on investments                      (1,026,367)
Net unrealized gains on futures contracts               +        471
                                                        ------------
NET UNREALIZED LOSSES                                     (1,025,896)

EXPENSES
--------------------------------------------------------------------
Investment adviser and administrator fees                      6,606 b
Transfer agent and shareholder service fees:
   Investor Shares                                             4,162 c
   Select Shares(R)                                            1,985 c
   e.Shares(R)                                                   193 c
Trustees' fees                                                    29 d
Custodian fees                                                   173
Portfolio accounting fees                                        536
Professional fees                                                 53
Registration fees                                                310
Shareholder reports                                              352
Interest expense                                                  12
Other expenses                                          +        119
                                                        ------------
Total expenses                                                14,530
Expense reduction                                       -      4,380 e
                                                        ------------
NET EXPENSES                                                  10,150

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                       47,245
NET EXPENSES                                            -     10,150
NET INVESTMENT INCOME                                         37,095
NET REALIZED LOSSES                                          (46,744) f
NET UNREALIZED LOSSES                                   + (1,025,896) f
                                                        ------------
DECREASE IN NET ASSETS FROM OPERATIONS                   ($1,035,545)


a.   An additional $59 was withheld for foreign taxes.


b. Calculated as a percentage of average daily net assets: 0.20% of the first $500 million and 0.17% of assets beyond that.


c. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, 0.05%, and 0.05% of the assets of each respective share class.


d.   For the fund's independent trustees only.


e. Includes $1,261 from the investment adviser (CSIM) and $3,119 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, as follows:


                                % OF AVERAGE
     SHARE CLASS              DAILY NET ASSETS
----------------------------------------------
     Investor Shares                0.35
     Select Shares                  0.19
     e.Shares                       0.28

     This limit does not include interest, taxes and certain non-routine expenses.

f.   These add up to a net loss on investments of $1,072,640.


                                           SEE THE FINANCIAL NOTES, WHICH     21
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

Schwab S&P 500 Fund -- Financials
===============================================================================
Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for 11/1/00-4/30/01 are unaudited.

OPERATIONS
--------------------------------------------------------------------------------------------

                                                    11/1/00-4/30/01         11/1/99-10/31/00
Net investment income                                   $    37,095                $  71,784
Net realized losses                                         (46,744)                (114,584)
Net unrealized gains or losses                    +      (1,025,896)                 464,849
                                                  ------------------------------------------

INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                          (1,035,545)                 422,049

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------------------
Dividends from net investment income
Investor Shares                                              28,046                   27,441
Select Shares(R)                                             40,379                   38,359
e.Shares(R)                                       +           3,970                    4,350
                                                  ------------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                   72,395                   70,150
Distributions from net realized gains
Investor Shares                                                  --                    9,855
Select Shares                                                    --                   11,814
e.Shares                                          +              --                    1,355
                                                  ------------------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS             $        --                $  23,024


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------------------------

                                             11/1/00-4/30/01                  11/1/99-10/31/00
                                        Quantity          Value          Quantity         Value
Shares sold:
   Investor Shares                         30,997      $  609,456          71,072       $1,573,083
   Select Shares                           36,952         734,392          88,320        1,957,058
   e.Shares                            +    2,865          56,451           8,742          193,616
                                       -----------------------------------------------------------
TOTAL SHARES SOLD                          70,814      $1,400,299         168,134       $3,723,757

Shares reinvested:
   Investor Shares                          1,337      $   26,989           1,645       $   35,986
   Select Shares                            1,814          36,701           2,108           46,155
   e.Shares                            +      177           3,581             238            5,211
                                       -----------------------------------------------------------
TOTAL SHARES REINVESTED                     3,328      $   67,271           3,991       $   87,352

Shares redeemed:
   Investor Shares                         19,028      $  373,691          59,693       $1,315,607
   Select Shares                           30,371         594,602          70,932        1,565,993
   e.Shares                            +    4,170          81,982           9,591          210,667
                                       -----------------------------------------------------------
TOTAL SHARES REDEEMED                      53,569      $1,050,275         140,216       $3,092,267 a

NET INCREASE                               20,573      $  417,295          31,909       $  718,842 b

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------------
                                 11/1/00-4/30/01                11/1/99-10/31/00
                            Shares       Net Assets         Shares        Net Assets
Beginning of period         379,343      $8,415,092         347,434       $7,367,375
Total increase or
decrease                 +   20,573        (690,645)         31,909        1,047,717 c
                         -----------------------------------------------------------
END OF PERIOD               399,916      $7,724,447         379,343       $8,415,092 d


a. Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

     CURRENT PERIOD
     Investor Shares         $ 50
     Select Shares             68
     e.Shares           +       3
                        ---------
     TOTAL                   $121


b.   Represents shares sold plus shares reinvested, minus shares redeemed.


c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.


d. Includes net investment income not yet distributed in the amount of $22,549 and $57,849 at the end of the current period and the prior period, respectively.

     Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

     SCHWAB MARKETTRACK PORTFOLIOS(R)
     All Equity Portfolio            2.6%
     Growth Portfolio                1.5%
     Balanced Portfolio              1.1%
     Conservative Portfolio          0.3%

22   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

Equity Index Funds, Page 23


SCHWAB

1000 FUND(R)

                              [PHOTO OF GERI HOM]


"The fund's tenth year was a difficult one, no question. But its long-term performance record remains strong, and it has never paid a capital gains distribution."

     Portfolio Manager
     Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.





                                TICKER SYMBOLS
                          Investor Shares       SNXFX
                           elect Shares(R)      SNXSX
                          ---------------------------

                                       INVESTMENT STYLE 1
                                  VALUE      BLEND      GROWTH

             MARKET CAP 1

             LARGE                 [ ]        [X]        [ ]

             MEDIUM                [ ]        [ ]        [ ]

             SMALL                 [ ]        [ ]        [ ]


Because it includes so many U.S. stocks and industries, this fund could make sense for long-term investors seeking broad diversification in a single investment. It's also a logical choice for stock investors who want exposure beyond the large-cap segment of the U.S. stock market.

THE FUND'S GOAL IS TO MATCH THE TOTAL RETURN OF THE SCHWAB 1000 INDEX(R).



MANAGER'S PERSPECTIVE

SEVERE VOLATILITY WAS THE MAIN STORY DURING THE REPORT PERIOD, AS EQUITY MARKETS FELL DRAMATICALLY. The first quarter of 2001 was the worst for the Dow Jones Industrial Average since 1960 and the worst first quarter ever for the Nasdaq, which fell 26%. All major stock indices were off more than 20% from their highs of March 2000. Contributing factors include fallout from the Fed's interest rate increases in early 2000, investor concerns over high stock valuations and lower-than-expected earnings from many corporations.

THE FUND WAS HIT HARD BY DECLINES IN THE TECHNOLOGY SECTOR, WHICH AS OF 4/30/2000 REPRESENTED CLOSE TO A THIRD OF THE SCHWAB 1000 INDEX. As of the report date this decline had reduced the technology sector's weight to less than 20% of the Index. Because large-cap stocks outperformed mid-caps, the fund lagged the S&P 500(R) Index. However, both of the fund's share classes tracked the performance of the Schwab 1000(R) Index during the report period.

STOCKS RALLIED AGAIN IN APRIL, WITH THE SCHWAB 1000 INDEX UP 8.2%, ITS BEST MONTH IN OVER A YEAR. A major factor appears to have been the Fed's series of interest rate cuts that began in January of 2001.

THE FUND RECENTLY CELEBRATED ITS TEN-YEAR ANNIVERSARY. Launched on April 2, 1991, the fund is the largest tax-managed mutual fund and since its inception has never paid a capital gains distribution. 2


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

2 No assurance can be provided that this record will be maintained in the future.

SCHWAB 1000 FUND(R)

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/01

This chart compares performance of the fund's Investor Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Fund category.


                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                                  SCHWAB    PEER              SCHWAB   PEER              SCHWAB  PEER              SCHWAB  PEER
                         INVESTOR  1000     GROUP    INVESTOR  1000    GROUP    INVESTOR  1000   GROUP    INVESTOR  1000   GROUP
                         SHARES 1 INDEX   AVERAGE 2  SHARES 1 INDEX   AVERAGE 2 SHARES 1 INDEX  AVERAGE 2 SHARES 1 INDEX  AVERAGE 2
                                 6 MONTHS 3                  1 YEAR                  5 YEARS                 10 YEARS
                         --------------------------  -------------------------- ------------------------- --------------------------
                                0.01%                     (0.05%)                    (0.35%)                  (0.45%)
                                 *                           *                          *                        *
Pre-Tax Total Return 4   (12.49%) (12.50%) (11.69%)  (12.93%) (12.88%) (10.74%)  14.85%  15.20%  12.82%    14.89%  15.34%   13.54%
AFTER-TAX RETURN 5           --       --        --   (13.16%)     --   (12.34%)  14.45%     --   10.25%    14.32%     --    11.01%

* TRACKING DIFFERENTIAL between class and index

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab 1000 Index and the S&P 500(R) Index. 4


                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]


$10K INVESTMENT: SCHWAB 1000 - INVESTOR

                           Schwab
                            1000        S&P 500
               SNXFX        Index        Index
              ---------------------------------
04/02/91      10,000       10,000       10,000
04/30/91       9,910        9,898        9,908
05/31/91      10,320       10,311       10,335
06/30/91       9,850        9,840        9,861
07/31/91      10,320       10,310       10,321
08/31/91      10,600       10,591       10,566
09/30/91      10,460       10,455       10,389
10/31/91      10,630       10,625       10,528
11/30/91      10,240       10,227       10,104
12/31/91      11,425       11,412       11,260
01/31/92      11,283       11,272       11,050
02/29/92      11,425       11,415       11,193
03/31/92      11,171       11,163       10,975
04/30/92      11,404       11,392       11,298
05/31/92      11,404       11,457       11,353
06/30/92      11,465       11,257       11,184
07/31/92      11,726       11,728       11,641
08/31/92      11,480       11,486       11,403
09/30/92      11,623       11,646       11,537
10/31/92      11,746       11,763       11,577
11/30/92      12,208       12,233       11,971
12/31/92      12,398       12,428       12,119
01/31/93      12,502       12,539       12,220
02/28/93      12,595       12,632       12,387
03/31/93      12,896       12,948       12,648
04/30/93      12,533       12,583       12,342
05/31/93      12,896       12,957       12,673
06/30/93      12,958       13,024       12,710
07/31/93      12,905       12,989       12,659
08/31/93      13,397       13,492       13,139
09/30/93      13,355       13,454       13,038
10/31/93      13,544       13,654       13,308
11/30/93      13,355       13,462       13,181
12/31/93      13,592       13,700       13,341
01/31/94      14,005       14,136       13,794
02/28/94      13,645       13,781       13,420
03/31/94      13,042       13,169       12,837
04/30/94      13,190       13,326       13,001
05/31/94      13,349       13,488       13,213
06/30/94      12,988       13,127       12,889
07/31/94      13,405       13,558       13,312
08/31/94      13,971       14,147       13,856
09/30/94      13,651       13,825       13,518
10/31/94      13,918       14,095       13,821
11/30/94      13,416       13,590       13,318
12/31/94      13,577       13,767       13,514
01/31/95      13,923       14,121       13,864
02/28/95      14,474       14,700       14,404
03/31/95      14,852       15,094       14,829
04/30/95      15,219       15,476       15,264
05/31/95      15,770       16,048       15,874
06/30/95      16,191       16,490       16,242
07/31/95      16,807       17,111       16,779
08/31/95      16,936       17,245       16,821
09/30/95      17,606       17,949       17,531
10/31/95      17,520       17,859       17,468
11/30/95      18,276       18,646       18,233
12/31/95      18,547       18,924       18,585
01/31/96      19,095       19,499       19,217
02/29/96      19,379       19,789       19,396
03/31/96      19,554       19,980       19,582
04/30/96      19,883       20,321       19,870
05/31/96      20,354       20,812       20,380
06/30/96      20,299       20,779       20,458
07/31/96      19,335       19,794       19,554
08/31/96      19,861       20,327       19,966
09/30/96      20,967       21,465       21,088
10/31/96      21,394       21,899       21,670
11/30/96      22,938       23,485       23,308
12/31/96      22,549       23,103       22,847
01/31/97      23,846       24,442       24,272
02/28/97      23,935       24,528       24,464
03/31/97      22,870       23,457       23,461
04/30/97      24,101       24,696       24,859
05/31/97      25,631       26,291       26,371
06/30/97      26,695       27,402       27,552
07/31/97      28,857       29,615       29,743
08/31/97      27,471       28,216       28,077
09/30/97      28,946       29,732       29,613
10/31/97      27,992       28,756       28,624
11/30/97      29,167       29,983       29,949
12/31/97      29,747       30,582       30,464
01/31/98      29,960       30,818       30,802
02/28/98      32,166       33,116       33,023
03/31/98      33,801       34,830       34,714
04/30/98      34,149       35,211       35,065
05/31/98      33,398       34,441       34,462
06/30/98      34,742       35,824       35,861
07/31/98      34,260       35,324       35,481
08/31/98      29,142       30,049       30,357
09/30/98      31,023       32,014       32,303
10/31/98      33,487       34,602       34,929
11/30/98      35,570       36,762       37,046
12/31/98      37,826       39,090       39,180
01/31/99      39,259       40,575       40,818
02/28/99      37,939       39,256       39,548
03/31/99      39,462       40,820       41,130
04/30/99      41,065       42,505       42,722
05/31/99      40,117       41,535       41,714
06/30/99      42,115       43,637       44,029
07/31/99      40,772       42,247       42,655
08/31/99      40,377       41,900       42,442
09/30/99      39,304       40,655       41,279
10/31/99      41,901       43,397       43,891
11/30/99      42,917       44,410       44,784
12/31/99      45,770       47,386       47,422
01/31/00      43,622       45,179       45,041
02/29/00      43,634       45,237       44,188
03/31/00      47,406       49,172       48,510
04/30/00      45,622       47,326       47,050
05/31/00      44,429       46,094       46,085
06/30/00      45,622       47,357       47,224
07/31/00      44,952       46,630       46,487
08/31/00      47,997       49,800       49,374
09/30/00      45,781       47,500       46,767
10/31/00      45,395       47,121       46,571
11/30/00      41,520       43,104       42,901
12/31/00      42,011       43,604       43,111
01/31/01      43,440       45,057       44,642
02/28/01      39,414       40,883       40,571
03/31/01      36,727       38,102       37,998
04/30/01      39,723       41,231       40,951


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month, one-, five- and ten-year periods was 2,911, 2,602, 1,204 and 414, respectively. These funds may or may not use tax-efficient strategies.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

PERFORMANCE: SELECT SHARES(R)




AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/01

This chart compares performance of the fund's Select Shares with the Schwab 1000 Index(R) and the Morningstar Large-Cap Fund category.



                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]


                                SELECT   SCHWAB 1000 PEER GROUP    SELECT   SCHWAB 1000 PEER GROUP   SELECT   SCHWAB 1000 PEER GROUP
                               SHARES 1     INDEX     AVERAGE 2   SHARES 1     INDEX     AVERAGE 2  SHARES 1     INDEX     AVERAGE 2
                                         6 MONTHS 3                           1 YEAR                     Since Inception: 5/19/97
                               --------------------------------   --------------------------------  --------------------------------
                                       0.06%                             0.07%                             (0.20%)
                                        *                                  *                                *
Pre-Tax Total Return 4         (12.44%)    (12.50%)    (11.69%)   (12.81%)    (12.88%)  (10.74%)     12.47%     12.67%       --
AFTER-TAX RETURN 5                 --          --          --     (13.09%)        --    (12.34%)     12.06%        --        --

* TRACKING DIFFERENTIAL between class and index



PERFORMANCE OF A $50,000 INVESTMENT


                [PERFORMANCE OF A $50,000 INVESTMENT LINE GRAPH]


$10K INVESTMENT: SCHWAB 1000 - SELECT

                           Schwab
                            1000        S&P 500
               SNXSX        Index        Index
              ---------------------------------
05/19/97      50,000       50,000       50,000
05/31/97      51,040       51,064       50,930
06/30/97      53,180       53,222       53,212
07/31/97      57,490       57,518       57,442
08/31/97      54,750       54,801       54,225
09/30/97      57,685       57,746       57,191
10/31/97      55,785       55,851       55,281
11/30/97      58,150       58,233       57,841
12/31/97      59,325       59,398       58,836
01/31/98      59,725       59,855       59,489
02/28/98      64,145       64,318       63,778
03/31/98      67,405       67,648       67,043
04/30/98      68,100       68,387       67,720
05/31/98      66,625       66,893       66,556
06/30/98      69,305       69,578       69,258
07/31/98      68,345       68,606       68,524
08/31/98      58,140       58,362       58,629
09/30/98      61,915       62,179       62,387
10/31/98      66,825       67,206       67,459
11/30/98      71,000       71,400       71,547
12/31/98      75,505       75,922       75,668
01/31/99      78,385       78,805       78,831
02/28/99      75,750       76,244       76,379
03/31/99      78,795       79,282       79,434
04/30/99      82,015       82,553       82,509
05/31/99      80,120       80,671       80,561
06/30/99      84,110       84,753       85,033
07/31/99      81,450       82,052       82,380
08/31/99      80,665       81,380       81,968
09/30/99      78,545       78,960       79,721
10/31/99      83,725       84,287       84,767
11/30/99      85,755       86,255       86,491
12/31/99      91,470       92,034       91,585
01/31/00      87,180       87,747       86,987
02/29/00      87,225       87,861       85,341
03/31/00      94,765       95,504       93,687
04/30/00      91,200       91,917       90,867
05/31/00      88,835       89,525       89,004
06/30/00      91,220       91,977       91,203
07/31/00      89,905       90,566       89,780
08/31/00      95,990       96,722       95,356
09/30/00      91,585       92,255       90,322
10/31/00      90,810       91,519       89,942
11/30/00      83,065       83,717       82,855
12/31/00      84,050       84,689       83,261
01/31/01      86,935       87,511       86,217
02/28/01      78,875       79,404       78,354
03/31/01      73,515       74,002       73,386
04/30/01      79,515       80,081       79,088


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1    Fund returns reflect expense reductions by the fund's investment adviser
     (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month and one-year periods was 2,911 and 2,602, respectively. These funds may or may not use tax-efficient strategies.

3    Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5    The after-tax returns reflect several assumptions:

o    federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

SCHWAB 1000 FUND(R)



FUND FACTS




TOP TEN HOLDINGS 1 AS OF 4/30/01

1 General Electric Co.                                                      3.9%
2 Microsoft Corp.                                                           2.9%
3 EXXON MOBIL CORP                                                          2.5%
4 PFIZER, INC                                                               2.2%
5 CITIGROUP, INC                                                            2.0%
6 WAL-MART STORES, INC                                                      1.9%
7 AOL TIME WARNER, INC                                                      1.8%
8 INTEL CORP                                                                1.7%
9 INTERNATIONAL BUSINESS MACHINES CORP                                      1.6%
10 AMERICAN INTERNATIONAL GROUP, INC                                        1.6%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            22.1%



STATISTICS AS OF 4/30/01


                                                                      PEER GROUP
                                                       FUND           AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                        989               141
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                          $   49,058        $   44,024
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                               29.3              30.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                    6.5               6.4
--------------------------------------------------------------------------------
12-Month Yield Investor Shares                           0.69%             0.44%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     6% 3            109%
--------------------------------------------------------------------------------
  Three-Year Beta                                        1.01              0.9



EXPENSE RATIO AS OF 4/30/01


  INVESTOR      SELECT      PEER GROUP
   SHARES     SHARES (R)     AVERAGE
   ------     ----------     -------
  0.46% 4       0.35% 4      1.35% 2



INDEX COMPOSITION BY INDUSTRY5

These charts show the size of the ten largest industries in the Schwab 1000 Index(R). As the charts show, the total portion represented by these industries has changed over the past five years.



AS OF 4/30/01
--------------------------------------------------------------------------------

                                  [PIE CHART]

        28.5%  Other

1       13.1%  Drugs & Medicine
2       10.0%  Business Machines
3       8.0%   Miscellaneous Finance
4       7.1%   Electronics
5       6.3%   Banks
6       6.2%   Retail
7       5.7%   Telephone
8       5.5%   Producer Goods
9       5.2%   Media
10      4.4%   Business Services


AS OF 4/30/00
--------------------------------------------------------------------------------

                                  [PIE CHART]

        22.6%  Other

1       15.4%  Business Machines
2       12.8%  Electronics
3       9.7%   Drugs & Medicine
4       7.4%   Telephone
5       6.1%   Miscellaneous Finance
6       5.8%   Business Services
7       5.8%   Retail
8       5.3%   Producer Goods
9       4.7%   Banks
10      4.4%   Media


AS OF 4/30/96
--------------------------------------------------------------------------------


                                  [PIE CHART]


        38.4%  Other

1       10.1%  Drugs & Medicine
2       7.5%   Telephone
3       7.3%   Banks
4       5.9%   Business Machines
5       5.9%   Electronics
6       5.5%   Food & Agriculture
7       5.1%   Producer Goods
8       5.0%   Energy & Utilities
9       5.0%   Retail
10      4.3%   Miscellaneous Finance


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Large-Cap Fund category.

3    Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes and certain non-routine expenses).

5    Source: Charles Schwab & Co., Inc.

SCHWAB 1000 FUND(R) -- FINANCIALS
===============================================================================

FINANCIAL TABLES


These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS Report, includes guides designed to make the financials easy to read and understand.


FINANCIAL HIGHLIGHTS

                                                       11/1/00-      11/1/99-   11/1/98-     11/1/97-      9/1/97-           9/1/96-
 Investor Shares                                       4/30/01       10/31/00   10/31/99     10/31/98     10/31/97           8/31/97
 PER-SHARE DATA ($)
====================================================================================================================================
Net asset valueat beginning of period                   39.95         37.12       29.90       25.25         24.78             18.14
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                 0.13          0.26        0.26        0.27          0.04              0.28
   Net realized and unrealized gains or losses          (5.11)         2.83        7.21        4.64          0.43              6.62
                                                       -----------------------------------------------------------------------------
   Total income or loss from investment
    operations                                          (4.98)         3.09        7.47        4.91          0.47              6.90
Less distributions:
   Dividends from net investment income                 (0.24)        (0.26)      (0.25)      (0.26)           --             (0.26)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        34.73         39.95       37.12       29.90         25.25             24.78
                                                       =============================================================================
Total return (%)                                       (12.49) 1       8.34       25.12       19.63          1.90 1           38.32
RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
Ratio of net operating expenses to
 average net assets                                      0.46 2        0.46 3      0.46        0.46          0.46 2            0.47
Expense reductions reflected in above ratio              0.05 2        0.04        0.05        0.05          0.04 2            0.06
Ratio of net investment income to
 average net assets                                      0.73 2        0.63        0.78        1.02          1.00 2            1.33
Portfolio turnover rate                                     6             9          3            2            --                 2
Net assets, end of period ($ x 1,000,000)               4,512         5,083       4,925       3,657         2,611             2,499


1    Not annualized.

2    Annualized.

3 Would have been 0.47% if certain non-routine expenses (proxy fees) had been included.


                                        SEE THE FINANCIAL NOTES, WHICH    27
                                     ARE INTEGRAL TO THIS INFORMATION.  =======

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

FINANCIAL HIGHLIGHTS
                                                              11/1/00-     11/1/99-    11/1/98-   11/1/97-    9/1/97-     5/19/97 1-
 Select Shares(R)                                             4/30/01      10/31/00    10/31/99   10/31/98    10/31/97    8/31/97
PER-SHARE DATA ($)
====================================================================================================================================
Net asset value at beginning of period                        39.98         37.16       29.93       25.26       24.79     22.64
                                                              ----------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                       0.15          0.29        0.30        0.32        0.04      0.05
   Net realized and unrealized gains or losses                (5.11)         2.84        7.22        4.63        0.43      2.10
                                                              ----------------------------------------------------------------------
   Total income or loss from investment
    operations                                                (4.96)         3.13        7.52        4.95        0.47      2.15
Less distributions:
   Dividends from net investment income                       (0.30)        (0.31)      (0.29)      (0.28)         --        --
                                                              ----------------------------------------------------------------------
Net asset value at end of period                              34.72         39.98       37.16       29.93       25.26     24.79
                                                             =======================================================================
Total return (%)                                             (12.44) 2       8.46       25.29       19.79        1.90 2    9.50 2

RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
Ratio of net operating expenses
 to average net assets                                         0.35 3        0.35 4      0.35        0.35        0.35 3     0.35 3
Expense reductions reflected in above ratio                    0.01 3          --        0.02        0.04        0.06 3     0.33 3
Ratio of net investment income to
 average net assets                                            0.84 3        0.74        0.89        1.11        1.11 3     1.26 3
Portfolio turnover rate                                           6             9           3           2          --          2
Net assets, end of period ($ x 1,000,000)                     2,260         2,159       2,214       1,041         426        347


1    Commencement of operations.

2    Not annualized.

3    Annualized.

4 Would have been 0.36% if certain non-routine expenses (proxy fees) had been included.



  28          SEE THE FINANCIAL NOTES, WHICH
======       ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
AS OF APRIL 30, 2001; Unaudited.



This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

     1 Top ten holding
     + New holding (since 10/31/00)
     o Non-income producing security
     = Collateral for open futures contracts
     @ Issuer is affiliated with the fund's adviser
     ~ Security is valued at fair value (see Accounting Policies)


The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category. ALL DOLLAR VALUES ARE IN THOUSANDS.



[PIE CHART]


99.9%      COMMON STOCK
           Market Value: $6,765,369


0.1%       OTHER INVESTMENT COMPANIES
           Market Value: $6,572
           Cost: $6,572
           Cost: $4,257,765

0.0%       U.S. TREASURY OBLIGATIONS
           Market Value: $338
           Cost: $338

0.0%       WARRANTS
           Market Value: $--
           Cost: $--


----------------------------------------
100.0%     TOTAL INVESTMENTS
           Market Value: $6,772,279
           Cost: $4,264,675


COMMON STOCK 99.9% OF INVESTMENTS



                                                                      MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
   AEROSPACE / DEFENSE 1.3%
   -----------------------------------------------------------------------------
   B.F. Goodrich Co. 58,192                                                2,293
   Boeing Co. 459,782                                                     28,415
   Crane Co. 32,850                                                          924
   General Dynamics Corp. 109,800                                          8,463
   Lockheed Martin Corp. 237,084                                           8,336
   Northrop Grumman Corp. 47,300                                           4,269
   Raytheon Co., Class B 189,200                                           5,587
   Rockwell International Corp. 101,300                                    4,562
   Textron, Inc. 78,700                                                    4,173
   United Technologies Corp. 259,327                                      20,248
                                                                         -------
                                                                          87,270

   AIR TRANSPORTATION  0.4%
   -----------------------------------------------------------------------------
 o AMR Corp. 83,300                                                        3,175
o+ Atlas Air Worldwide Holdings, Inc. 20,900                                 531
 o Continental Airlines, Inc.,
   Class B 31,900                                                          1,640
   Delta Air Lines, Inc. 69,700                                            3,069
 o FedEx Corp. 162,860                                                     6,852
   Galileo International, Inc. 48,500                                      1,184
 o Northwest Airlines Corp.,
   Class A 46,500                                                          1,162
 + SkyWest, Inc. 30,300                                                      803
   Southwest Airlines Co. 417,325                                          7,599
 o U.S. Airways Group, Inc. 36,700                                         1,024
   UAL Corp. 28,600                                                        1,016
                                                                          ------
                                                                          28,055
   ALCOHOLIC BEVERAGES  0.3%
   -----------------------------------------------------------------------------
   Adolph Coors Co., Class B 20,200                                        1,050
   Anheuser-Busch Cos., Inc. 497,700                                      19,903
   Brown-Forman Corp., Class B 37,400                                      2,274
                                                                          ------
                                                                          23,227
   APPAREL  0.3%
   -----------------------------------------------------------------------------
 o Abercrombie & Fitch Co.,
   Class A 54,100                                                          1,802
o+ Coach, Inc. 39,532                                                      1,282
 o Jones Apparel Group, Inc. 67,700                                        2,690
   Liz Claiborne, Inc. 28,300                                              1,391
   Nike, Inc., Class B 150,200                                             6,280
o+ Reebok International Ltd. 31,200                                          800
   Talbots, Inc. 34,200                                                    1,431
o+ Timberland Co., Class A 21,700                                          1,070
   VF Corp. 62,200                                                         2,525
                                                                          ------
                                                                          19,271
   AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  1.4%
   -----------------------------------------------------------------------------
 + Carlisle Cos., Inc. 16,600                                                613
   Cummins, Inc. 22,700                                                      940
   Dana Corp. 80,789                                                       1,586
   Danaher Corp. 78,500                                                    4,397
 + Delphi Automotive Systems Corp. 307,400                                 4,580
 + Donaldson Co., Inc. 24,400                                                675
   Eaton Corp. 38,300                                                      2,819
   Ford Motor Co. 1,018,570                                               30,027



                                         SEE THE FINANCIAL NOTES, WHICH    29
                                      ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB 1000 FUND(R) -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.






                                                                      MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
   General Motors Corp. 301,734                                           16,538
 o General Motors Corp., Class H 416,794                                   8,857
   Genuine Parts Co. 97,075                                                2,621
   Goodyear Tire & Rubber Co. 89,000                                       2,201
   Harley-Davidson, Inc. 168,900                                           7,785
 o Lear Corp. 35,200                                                       1,267
 o Navistar International Corp. 32,400                                       836
 o O'Reilly Automotive, Inc. 27,800                                          657
 o SPX Corp. 17,400                                                        1,959
   TRW, Inc. 68,200                                                        2,623
 + Visteon Corp. 71,400                                                    1,180
                                                                         -------
                                                                          92,161
   BANKS  6.5%
   -----------------------------------------------------------------------------
   AmSouth Bancorp. 205,975                                                3,532
   Associated Banc-Corp. 36,496                                            1,275
 + Bancorpsouth, Inc. 46,100                                                 682
   BancWest Corp. 37,500                                                     936
   Bank of America Corp. 893,522                                          50,037
   Bank of New York Co., Inc. 408,900                                     20,527
   Bank One Corp. 638,093                                                 24,101
o+ Bank United Corp. 17,700                                                    6
   Banknorth Group, Inc. 79,400                                            1,571
   BB&T Corp. 221,200                                                      7,835
   Centura Banks, Inc. 21,600                                              1,027
   Citizens Banking Corp. 25,700                                             645
   City National Corp. 26,200                                              1,013
   The Colonial BancGroup, Inc. 60,400                                       752
   Comerica, Inc. 97,474                                                   5,013
   Commerce Bancorp., Inc. N.J. 17,200                                     1,187
   Commerce Bancshares, Inc. 34,561                                        1,172
   Compass Bancshares, Inc. 66,112                                         1,530
   Cullen/Frost Bankers, Inc. 28,300                                         906
   Fifth Third Bancorp. 314,230                                           16,893
   First Tennessee National Corp. 70,400                                   2,300
   First Union Corp. 540,222                                              16,190
   First Virginia Banks, Inc. 25,625                                       1,124
   FirstMerit Corp. 48,200                                                 1,190
   FleetBoston Financial Corp. 596,915                                    22,904
   Fulton Financial Corp. 42,360                                             853
   Golden West Financial Corp. 87,500                                      5,136
   GreenPoint Financial Corp. 55,200                                       2,031
   Hibernia Corp., Class A  86,900                                         1,418
 + Hudson City Bancorp., Inc. 61,900                                       1,300
   Huntington Bancshares, Inc.  137,035                                    2,065
   J.P. Morgan Chase & Co. 1,045,190                                      50,148
   KeyCorp, Inc. 234,746                                                   5,441
   M&T Bank Corp. 54,301                                                   3,885
   Marshall & Ilsley Corp. 56,885                                          2,870
   Mellon Financial Corp. 268,788                                         11,001
   Mercantile Bankshares Corp. 38,275                                      1,437
   National City Corp. 335,400                                             9,126
   National Commerce Bancorp. 112,750                                      2,809
   North Fork Bancorp., Inc. 91,900                                        2,440
   Northern Trust Corp. 122,200                                            7,947
   Old National Bancorp. 33,536                                              824
   Pacific Century Financial Corp. 43,650                                    978
   Peoples Bank-Bridgeport 34,800                                            784
   PNC Financial Services Group 161,330                                   10,498
   Provident Financial Group, Inc. 26,700                                    796
   Providian Financial Corp. 159,400                                       8,496
   Regions Financial Corp. 132,765                                         4,043
   Roslyn Bancorp., Inc. 33,700                                              860
o+ Silicon Valley Bancshares 26,700                                          669
   Sky Financial Group, Inc. 45,730                                          857
   SouthTrust Corp. 92,887                                                 4,417
o+ Southwest Bancorp. of Texas, Inc. 15,700                                  526
   State Street Corp. 90,700                                               9,413
   SunTrust Banks, Inc. 163,756                                           10,399
   Synovus Financial Corp. 158,762                                         4,569
   Trustmark Corp. 37,500                                                    784
   U.S. Bancorp. 1,061,580                                                22,484
   Union Planters Corp. 76,400                                             2,904
   UnionBanCal Corp. 88,100                                                2,691
   Valley National Bancorp. 40,887                                         1,178
   Wachovia Corp. 117,549                                                  7,147
   Wells Fargo & Co. 938,332                                              44,073
   Westamerica Bancorp. 20,000                                               732
   Wilmington Trust Corp. 17,700                                           1,023
   Zions Bancorp. 47,700                                                   2,542
                                                                         -------
                                                                         437,942


   BUSINESS MACHINES & SOFTWARE  9.9%
   -----------------------------------------------------------------------------
 o 3Com Corp. 191,250                                                      1,247
   Adobe Systems, Inc. 132,300                                             5,943
o+ Advanced Digital Information Corp. 28,200                                 556
 o Apple Computer, Inc. 190,200                                            4,848





  30      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
================================================================================
 o  Arbitron, Inc. 15,920                                                    332
    Autodesk, Inc. 31,500                                                  1,098
 o  BMC Software, Inc. 135,100                                             3,268
 o  Cabletron Systems, Inc. 100,700                                        1,579
 o  Cisco Systems, Inc. 4,006,700                                         68,034
    Comdisco, Inc. 83,166                                                    256
o+  Commerce One, Inc. 106,300                                               980
    Compaq Computer Corp. 931,468                                         16,301
 o  Compuware Corp.    202,200                                             2,079
 o  Comverse Technology, Inc.    92,000                                    6,302
 o  Dell Computer Corp.    1,420,200                                      37,266
    Diebold, Inc.    39,118                                                1,275
 o  EMC Corp.    1,202,100                                                47,603
o+  Foundry Networks, Inc.    64,200                                         953
 o  Gateway, Inc.    177,600                                               3,374
    Hewlett-Packard Co.    1,064,200                                      30,255
 o  Integrated Device Technology, Inc.    60,500                           2,370
 9  International Business Machines Corp. 967,400                        111,386
o+  Juniper Networks, Inc.    173,900                                     10,265
 o  Lexmark International, Inc.,
    Class A    70,500                                                      4,331
 o  Microchip Technology, Inc.    73,200                                   2,118
 o  Micromuse, Inc.    39,600                                              1,960
o2  Microsoft Corp.    2,939,500                                         199,151
 o  NCR Corp.    52,751                                                    2,480
 o  Network Appliance, Inc.    176,400                                     4,013
 o  Novell, Inc.    179,800                                                  859
 o  Novellus Systems, Inc.    79,600                                       4,390
 o  Oracle Corp.    3,066,614                                             49,556
    Pitney Bowes, Inc.    138,700                                          5,280
o+  Quantum Corp.--DLT & Storage Systems    83,700                           954
~o  Seagate Escrow Security    126,560                                        36
 o  Sun Microsystems, Inc.    1,796,100                                   30,749
 o  Sybase, Inc.    47,900                                                   754
 o  Tech Data Corp.    29,400                                              1,025
    Total System Services, Inc.    108,900                                 3,071
 o  Unisys Corp.    172,550                                                2,078
    Xerox Corp.    367,350                                                 3,321
                                                                         -------
                                                                         673,696
    BUSINESS SERVICES  4.7%
   -----------------------------------------------------------------------------
 o Affiliated Computer Services, Inc.,
   Class A    27,400                                                       1,973
 o Affymetrix, Inc.    30,400                                              1,005
o+ Agile Software Corp.    25,700                                            490
o+ Akamai Technologies, Inc.    58,900                                       557
 o Allied Waste Industries, Inc.    107,565                                1,712
 o Apollo Group, Inc., Class A    62,400                                   1,941
o+ Ariba, Inc.    139,500                                                  1,078
o+ Art Technology Group, Inc.    36,900                                      337
 o At Home Corp., Class A    173,496                                         658
   Automatic Data Processing, Inc.    351,100                             19,047
 o Autonation, Inc.    197,300                                             2,141
 o BEA Systems, Inc.    136,100                                            5,560
 o BroadVision, Inc.    147,000                                              939
o+ Brocade Communications Systems, Inc.    124,500                         4,730
 o CDW Computer Centers, Inc.    47,800                                    1,932
 o Cendant Corp.    423,340                                                7,510
o+ Ceridian Corp.    79,600                                                1,433
o+ Cerner Corp.    18,900                                                    851
 o Checkfree Corp.    42,300                                               1,685
o+ Choicepoint, Inc.    33,300                                             1,235
   Cintas Corp.    93,100                                                  4,079
 o Citrix Systems, Inc.    102,200                                         2,902
   Computer Associates International, Inc.    318,879                     10,265
 o Computer Sciences Corp.    92,896                                       3,310
 o Concord EFS, Inc.    119,012                                            5,540
 o Convergys Corp.    94,300                                               3,442
 o Credence Systems, Corp.    29,000                                         689
o+ Critical Path, Inc.    40,200                                              64
 o CSG Systems International, Inc.    28,700                               1,671
o+ Cytec Industries, Inc.    22,000                                          720
   Deluxe Corp.    39,700                                                  1,032
 o DeVry, Inc.    38,100                                                   1,204
o+ Documentum, Inc.    19,900                                                298
 o DoubleClick, Inc.    70,500                                               870
 o DST Systems, Inc.    69,200                                             3,399
 o Dun & Bradstreet Corp.    44,600                                        1,239
 o eBay, Inc.    147,300                                                   7,436
   Ecolab, Inc.    71,900                                                  2,720



                                          SEE THE FINANCIAL NOTES, WHICH    31
                                        ARE INTEGRAL TO THIS INFORMATION. ======

SCHWAB 1000 FUND(R) -- FINANCIALS
===============================================================================


PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.


                                                                      MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                     ($ x 1,000)
o+ Edison Schools, Inc.    26,800                                            517
   Electronic Data Systems
   Corp.    256,700                                                       16,557
   Equifax, Inc.    78,400                                                 2,593
   Exelon Corp.    175,887                                                12,145
 + FactSet Research Systems, Inc.    18,000                                  639
   First Data Corp.    217,802                                            14,689
 o Fiserv, Inc.    68,593                                                  3,796
   H&R Block, Inc.    50,000                                               2,750
o+ Homestore.com, Inc.    44,700                                           1,428
 o I2 Technologies, Inc.    221,000                                        3,848
 o Icos Corp.    28,200                                                    1,625
   IMS Health, Inc.    161,400                                             4,430
o+ Inktomi Corp.    70,000                                                   513
   Interpublic Group of Cos., Inc.    169,100                              5,741
 o Intuit, Inc.    114,000                                                 3,653
o+ Invitrogen Corp.    26,100                                              1,840
o+ Iron Mountain, Inc.    30,000                                           1,085
 o J.D. Edwards & Co.    59,700                                              472
 + Jack Henry & Associates, Inc.    49,500                                 1,395
o+ Jacobs Engineering Group, Inc.    14,400                                  949
 o Lamar Advertising Co.    46,300                                         1,789
o+ Liberate Technologies    56,200                                           550
 o Macrovision Corp.    27,100                                             1,550
   Manpower, Inc.    41,400                                                1,339
o+ Manugistics Group, Inc.    38,400                                       1,303
o+ Mentor Graphics Corp.    35,200                                           926
 o Mercury Interactive Corp.    45,200                                     2,990
   Metris Cos., Inc.    33,950                                             1,019
 + National Data Corp.    18,000                                             516
 o National Instruments Corp.    27,700                                      970
o+ NETIQ Corp.    23,600                                                     693
 o NOVA Corp.    35,700                                                      809
   Omnicom Group, Inc.    96,500                                           8,478
 o Parametric Technology Corp.    144,700                                  1,650
   Paychex, Inc.    205,142                                                7,090
 o PeopleSoft, Inc.    156,900                                             5,812
 o Peregrine Systems, Inc.    82,100                                       2,117
 o Pixar, Inc.    26,000                                                     849
 o Polycom, Inc.    45,200                                                 1,050
o+ Priority Healthcare Corp.,
   Class B    24,800                                                         863
o+ Protein Design Labs, Inc.    23,600                                     1,516
 o Qlogic Corp.    52,400                                                  2,247
 o RealNetworks, Inc.    88,100                                              811
o+ Redback Networks, Inc.    80,800                                        1,538
   Reynolds & Reynolds Co.,
   Class A    50,400                                                       1,041
 o Robert Half International, Inc.    99,600                               2,769
 o RSA Security, Inc.    32,250                                            1,032
 o Sandisk Corp.    36,800                                                   988
 o Sapient Corp.    66,000                                                   888
   SEI Investments Co.    60,900                                           2,443
   The Servicemaster Co.    163,300                                        1,785
 o Siebel Systems, Inc.    236,600                                        10,784
o+ Sirius Satellite Radio, Inc.    23,000                                    237
 o Six Flags, Inc.    43,000                                                 943
 + Stilwell Financial, Inc.    122,200                                     3,601
 o Sungard Data Systems, Inc.    73,600                                    4,068
o+ Sycamore Networks, Inc.    149,500                                      1,423
 o Symantec Corp.    41,400                                                2,683
 o Synopsys, Inc.    33,300                                                1,912
 o Teletech Holdings, Inc.    36,400                                         248
 o TMP Worldwide, Inc.    49,900                                           2,407
   True North Communications,
   Inc.    27,500                                                          1,051
o+ Tularik, Inc.    26,100                                                   566
 o VeriSign, Inc.    108,835                                               5,581
 o Veritas Software Corp.    226,979                                      13,530
   Viad Corp.    50,400                                                    1,253
o+ Vignette Corp.    132,000                                                 884
 o Vitesse Semiconductor Corp.    104,400                                  3,539
   Waste Management, Inc.    342,575                                       8,362
 o Wind River Systems, Inc.    42,300                                      1,189
 o Yahoo!, Inc.    307,600                                                 6,207
                                                                         -------
                                                                         318,248

   CHEMICAL  1.1%
   -----------------------------------------------------------------------------
   Air Products & Chemicals, Inc.    126,300                               5,430
   Cabot Corp.    36,300                                                   1,180
   Dow Chemical Co.    494,452                                            16,539
   E.I. du Pont de Nemours & Co.    575,289                               25,997
   Eastman Chemical Co.    42,025                                          2,237
   Great Lakes Chemical Corp.    27,500                                      864
   Hercules, Inc.    58,750                                                  702
   Lubrizol Corp.    28,500                                                  835



  32    SEE THE FINANCIAL NOTES, WHICH
======  ARE INTEGRAL TO THIS INFORMATION.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Lyondell Chemical Co. 64,200                                       1,009
   +  OM Group, Inc. 13,100                                                717
      PPG Industries, Inc. 93,200                                        4,954
      Praxair, Inc. 87,700                                               4,151
      Rohm & Haas Co. 120,714                                            4,149
      Sigma-Aldrich Corp. 42,200                                         1,943
      Solutia, Inc. 56,600                                                 719
      Valspar Corp. 26,800                                                 828
                                                                       -------
                                                                        72,254
      CONSTRUCTION  0.4%
      ------------------------------------------------------------------------
      Centex Corp. 32,300                                                1,394
      Clayton Homes, Inc. 75,182                                         1,047
   +  D.R. Horton, Inc. 40,848                                             989
      Fluor Corp. 41,400                                                 2,182
   +  KB Home Corp. 25,900                                                 783
      Lafarge Corp. 37,300                                               1,259
   +  Lennar Corp. 36,600                                                1,602
      Martin Marietta Materials, Inc. 25,600                             1,177
      Masco Corp. 245,100                                                5,637
  o+  NVR, Inc. 4,900                                                      934
   +  Pulte Corp. 22,200                                                 1,039
  o+  Quanta Services, Inc. 31,200                                         802
   o  Sawtek, Inc. 23,300                                                  573
  o+  SBA Communications Corp. 22,100                                      753
      Sherwin-Williams Co. 87,700                                        1,840
      The Stanley Works 47,000                                           1,704
  o+  Toll Brothers, Inc. 19,900                                           706
      Vulcan Materials Co. 56,200                                        2,598
                                                                      --------
                                                                        27,019
      CONSUMER DURABLE  0.2%
      ------------------------------------------------------------------------
      Black & Decker Corp. 44,400                                        1,770
  o+  Energizer Holdings, Inc. 52,100                                    1,241
      Ethan Allen Interiors, Inc. 21,500                                   763
      Hillenbrand Industries, Inc. 34,200                                1,727
      Leggett & Platt, Inc. 107,200                                      2,081
      Maytag Corp. 42,050                                                1,461
   o  Mohawk Industries, Inc. 28,900                                       944
      Whirlpool Corp. 36,400                                             2,030
                                                                      --------
                                                                        12,017
      CONSUMER NONDURABLE  0.9%
      ------------------------------------------------------------------------
   o  Brinker International, Inc. 54,000                                 1,550
   o  Catalina Marketing Corp.    32,500                                 1,136
   o+ The Cheesecake Factory 17,100                                        651
  o+  Cytyc Corp. 61,500                                                 1,448
      Darden Restaurants, Inc. 67,800                                    1,852
   o  Electronic Arts, Inc. 73,200                                       4,145
      Fastenal Co. 20,700                                                1,342
      Fortune Brands, Inc. 87,000                                        2,710
      Harcourt General, Inc. 40,200                                      2,204
      Hasbro, Inc. 94,187                                                1,154
   o  International Game Technology 42,100                               2,355
      International Speedway Corp.,
      Class A 29,100                                                     1,311
      Mattel, Inc. 234,020                                               3,779
      McDonald's Corp. 721,700                                          19,847
      Newell Rubbermaid, Inc. 146,309                                    3,944
   o  Outback Steakhouse, Inc. 41,975                                    1,217
   o  Sotheby's Holdings, Inc., Class A 32,400                             586
   o  Starbucks Corp. 211,400                                            4,091
   o  Tricon Global Restaurants, Inc. 82,460                             3,696
      Wendy's International, Inc. 62,200                                 1,576
                                                                      --------
                                                                        60,594
      CONTAINERS  0.1%
      ------------------------------------------------------------------------
   +  Ball Corp. 15,500                                                    713
      Bemis Co., Inc. 29,400                                             1,106
  o+  Pactiv Corp. 86,100                                                1,204
   o  Sealed Air Corp. 45,699                                            1,773
      Sonoco Products Co. 54,341                                         1,215
                                                                      --------
                                                                         6,011
      ELECTRONICS  7.1%
      ------------------------------------------------------------------------
   o  Acxiom Corp. 48,600                                                  737
   o  ADC Telecommunications,
      Inc. 427,300                                                       3,209
   o  Adelphia Communications Corp.,
      Class A 82,307                                                     2,993
   o  Advanced Fibre Communications,
      Inc. 44,100                                                          692
   o  Advanced Micro Devices, Inc. 172,200                               5,338
   o  Alpha Industries, Inc. 23,500                                        577
   o  Altera Corp. 218,700                                               5,531
   o  American Power Conversion
      Corp. 106,400                                                      1,506
   o  Amphenol Corp., Class A 22,800                                       960
   o  Analog Devices, Inc. 199,800                                       9,453
   o  Andrew Corp. 44,312                                                  776
      Applied Biosystems Group--
      Applera Corp. 116,400                                              3,732


                                           SEE THE FINANCIAL NOTES, WHICH     33
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.


                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 o  Applied Materials, Inc. 444,200                                    24,253
o+  APW Ltd. 21,400                                                       180
 o  Arrow Electronics, Inc. 53,700                                      1,504
 o  Atmel Corp. 255,900                                                 3,554
    Avnet, Inc. 50,400                                                  1,286
    AVX Corp. 95,400                                                    1,769
 o  Broadcom Corp., Class A 134,200                                     5,577
 o  Cadence Design Systems, Inc. 135,350                                2,802
 o  CIENA Corp. 165,200                                                 9,096
o+  Cirrus Logic, Inc. 44,600                                             725
 o  CMGI, Inc. 190,000                                                    568
o+  Conexant Systems, Inc. 134,200                                      1,443
 o  Cree, Inc. 41,500                                                     894
 o  Cypress Semiconductor Corp. 72,000                                  1,627
o+  Emcore Corp. 20,600                                                   855
 o  Emulex Corp. 40,500                                                 1,454
 o  Gentex Corp. 40,600                                                 1,096
 o  Getty Images, Inc. 27,700                                             697
o+  Globespan, Inc. 39,100                                                860
    Harris Corp. 36,700                                                 1,055
 8  Intel Corp. 3,710,900                                             114,704
o+  International Rectifier Corp. 36,300                                2,015
 o  Internet Security Systems 23,000                                    1,147
    ITT Industries, Inc. 48,100                                         2,120
 o  JDS Uniphase Corp. 720,455                                         15,411
 o  Kemet Corp. 47,800                                                    981
 o  KLA-Tencor Corp. 102,600                                            5,639
 o  L-3 Communications Holdings, Inc. 18,300                            1,414
 o  Lam Research Corp. 68,100                                           2,016
    Linear Technology Corp. 175,000                                     8,407
 o  LSI Logic Corp. 177,400                                             3,631
    Lucent Technologies, Inc. 1,872,869                                18,747
 o  Macromedia, Inc. 32,900                                               746
 o  Maxim Integrated Products, Inc. 177,129                             9,007
 o  Metromedia Fiber Network, Inc., Class A 269,200                     1,370
 o  Micron Technology, Inc. 328,500                                    14,907
    Molex, Inc. 107,821                                                 4,355
    Moody's Corp. 91,300                                                2,867
    Motorola, Inc. 1,203,086                                           18,708
 o  National Semiconductor Corp. 97,600                                 2,811
 +  Newport Corp. 19,900                                                  751
 o  Nextel Communications, Inc., Class A 419,600                        6,819
o+  Nvidia Corp. 38,200                                                 3,182
    PerkinElmer, Inc. 27,300                                            1,827
o+  Plantronics, Inc. 26,900                                              526
o+  Power-One, Inc. 42,800                                                749
 o  Powerwave Technologies, Inc. 34,600                                   629
 o  Qualcomm, Inc. 415,300                                             23,822
 o  Rambus, Inc. 54,200                                                   921
 o  Rational Software Corp. 111,400                                     2,697
 o  RF Micro Devices, Inc. 91,100                                       2,677
 o  Sanmina Corp. 168,900                                               4,923
 o  SCI Systems, Inc. 79,700                                            2,036
    Scientific-Atlanta, Inc. 89,000                                     5,138
 o  Semtech Corp. 38,900                                                1,119
 o  Sensormatic Electronics Corp. 42,300                                  613
o+  Silicon Storage Technology, Inc. 49,000                               487
 o  Solectron Corp. 356,600                                             9,075
    Symbol Technologies, Inc. 121,470                                   3,826
 +  Technitrol, Inc. 18,200                                               547
o+  Tekelec, Inc. 32,000                                                  998
 o  Tektronix, Inc. 51,700                                              1,251
 o  Tellabs, Inc. 227,300                                               7,981
 o  Teradyne, Inc. 96,300                                               3,804
    Texas Instruments, Inc. 955,055                                    36,961
 o  Thermo Electron Corp. 98,584                                        2,599
 o  TranSwitch Corp. 45,100                                               782
 o  Triquint Semiconductor, Inc. 42,900                                 1,245
 o  Univision Communications, Inc.,Class A 113,800                      4,974
o+  Varian Medical Systems, Inc. 18,300                                 1,261
 o  Vicor Corp. 23,100                                                    566
 o  Vishay Intertechnology, Inc. 75,350                                 1,880
 o  Waters Corp. 71,600                                                 3,738
o+  WebMD Corp. 198,400                                                 1,728
 o  Western Wireless Corp., Class A 38,800                              1,728
 o  Xilinx, Inc. 183,500                                                8,711
                                                                      -------
                                                                      480,373

    ENERGY: RAW MATERIALS  1.3%
    ----------------------------------------------------------------------------
    Anadarko Petroleum Corp. 136,680                                    8,832
    Apache Corp. 68,500                                                 4,381
    Baker Hughes, Inc. 183,320                                          7,203


34    SEE THE FINANCIAL NOTES, WHICH
==    ARE INTEGRAL TO THIS INFORMATION.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
o+  Barrett Resources Corp. 18,100                                      1,165
 o  BJ Services Co. 45,400                                              3,734
    Burlington Resources, Inc. 118,667                                  5,602
o+  Chesapeake Energy Corp. 86,300                                        716
 o  Cooper Cameron Corp. 29,500                                         1,860
    Devon Energy Corp. 71,130                                           4,197
    Ensco International, Inc. 78,200                                    3,042
    EOG Resources, Inc. 66,400                                          3,080
 o  Global Marine, Inc. 97,100                                          2,792
    Halliburton Co. 243,660                                            10,529
 +  Helmerich & Payne, Inc. 27,200                                      1,393
o+  Louis Dreyfus Natural Gas Corp. 26,100                                994
    Mitchell Energy & Development Corp., Class A 29,500                 1,637
 o  Nabors Industries, Inc. 81,300                                      4,847
 +  NL Industries, Inc. 27,500                                            413
    Noble Affiliates, Inc. 30,600                                       1,330
 o  Noble Drilling Corp. 74,400                                         3,608
    Occidental Petroleum Corp. 202,800                                  6,108
 o  Rowan Cos., Inc. 51,600                                             1,713
 o  Smith International, Inc. 28,000                                    2,273
    Tidewater, Inc. 30,500                                              1,430
    Valero Energy Corp. 33,300                                          1,604
 o  Weatherford International, Inc. 61,030                              3,554
                                                                      -------
                                                                       88,037

    FOOD & AGRICULTURE  2.9%
    ----------------------------------------------------------------------------
    Archer-Daniels-Midland Co. 347,568                                  4,140
    Campbell Soup Co. 232,200                                           7,068
    Coca-Cola Co. 1,371,400                                            63,345
    Coca-Cola Enterprises, Inc. 229,300                                 4,157
    ConAgra Foods, Inc. 296,559                                         6,171
    General Mills, Inc. 157,900                                         6,223
    H.J. Heinz Co. 191,400                                              7,493
    Hershey Foods Corp. 75,400                                          4,555
    Hormel Foods Corp. 76,200                                           1,571
    IBP, Inc. 58,400                                                      929
    IMC Global, Inc. 62,360                                               748
    Kellogg Co. 223,200                                                 5,692
    McCormick & Co., Inc. 37,400                                        1,470
 +  The Pepsi Bottling Group, Inc. 81,100                               3,246
    PepsiAmericas, Inc. 87,000                                          1,292
    PepsiCo, Inc. 792,500                                              34,719
    Quaker Oats Co. 72,600                                              7,042
    Ralston Purina Group 170,700                                        5,188
    Sara Lee Corp. 431,600                                              8,593
o+  Smithfield Foods, Inc. 29,700                                       1,017
 o  Suiza Foods Corp. 14,900                                              691
    Supervalu, Inc. 72,000                                                984
    Sysco Corp. 373,800                                                10,511
 +  Tootsie Roll Industries, Inc. 27,810                                1,345
    Tyson Foods, Inc., Class A 123,000                                  1,694
o+  Whole Foods Market, Inc. 14,300                                       695
    Wm. Wrigley Jr. Co. 125,400                                         6,058
                                                                      -------
                                                                      196,637

    GOLD  0.0%
    ----------------------------------------------------------------------------
    Newmont Mining Corp. 105,338                                        1,920

    HEALTHCARE / DRUGS & MEDICINE  13.0%
    ----------------------------------------------------------------------------
    Abbott Laboratories 849,000                                        39,377
o+  Abgenix, Inc. 45,000                                                1,688
o+  Alkermes, Inc. 32,400                                                 993
    Allergan, Inc. 74,300                                               5,647
 +  Alpharma, Inc., Class A 21,900                                        495
 o  Alza Corp. 130,300                                                  5,957
    American Home Products Corp. 719,400                               41,545
o+  Amerisource Health Corp., Class A 30,800                            1,663
 o  Amgen, Inc. 575,300                                                35,174
 o  Andrx Group 40,400                                                  2,384
 o  Apogent Technologies, Inc. 57,500                                   1,323
o+  Apria Healthcare Group, Inc. 28,700                                   745
o+  Aviron 18,000                                                         886
o+  Barr Laboratories, Inc. 19,300                                      1,118
    Bausch & Lomb, Inc. 29,000                                          1,238
    Baxter International, Inc. 164,200                                 14,967
    Beckman Coulter, Inc. 32,500                                        1,155
    Becton, Dickinson & Co. 141,500                                     4,578
 +  Bergen Brunswig Corp., Class A 73,500                               1,345
 o  Biogen, Inc. 81,800                                                 5,289
    Biomet, Inc. 98,400                                                 4,205
 o  Boston Scientific Corp. 222,442                                     3,532
    Bristol-Myers Squibb Co. 1,074,300                                 60,161
    C.R. Bard, Inc. 27,800                                              1,223
    Cardinal Health, Inc. 231,756                                      15,620


                                           SEE THE FINANCIAL NOTES, WHICH     35
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.



                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
o+  Caremark Rx, Inc. 126,700                                           2,008
 +  Carter-Wallace, Inc. 24,800                                           563
o+  Celera Genomics Group -- Applers Corp. 32,400                       1,337
o+  Celgene Corp. 42,200                                                  746
o+  Cephalon, Inc. 22,600                                               1,440
 o  Chiron Corp. 105,612                                                5,070
o+  COR Therapeutics, Inc. 29,700                                         921
o+  Coventry Health Care, Inc. 32,500                                     667
o+  DaVita, Inc. 44,600                                                   785
    Dentsply International, Inc. 28,200                                 1,105
    Eli Lilly & Co. 619,268                                            52,638
 o  Enzon, Inc. 22,800                                                  1,359
 o  First Health Group Corp. 26,000                                     1,352
 o  Forest Laboratories, Inc., Class A 98,800                           6,042
 o  Genzyme Corp. -- General Division 52,900                            5,765
 o  Gilead Sciences, Inc. 51,400                                        2,518
 o  Guidant Corp. 167,772                                               6,879
    HCA-The Healthcare Co. 304,272                                     11,775
 o  Health Management Associates, Inc., Class A 135,128                 2,421
o+  Health Net, Inc. 66,700                                             1,437
 o  HealthSouth Corp. 212,100                                           2,980
o+  Henry Schein, Inc. 24,400                                             937
 o  Human Genome Sciences, Inc. 67,000                                  4,303
 o  Humana, Inc. 92,800                                                   917
    ICN Pharmaceuticals, Inc. 43,574                                    1,116
 o  Idec Pharmaceuticals Corp. 79,300                                   3,902
o+  ImClone Systems 35,200                                              1,424
 o  Immunex Corp. 298,200                                               4,551
o+  Incyte Genomics, Inc. 35,000                                          564
o+  Inhale Therapeutic Systems, Inc. 28,300                               942
 o  IVAX Corp. 88,100                                                   3,528
    Johnson & Johnson 766,438                                          73,946
 o  King Pharmaceuticals, Inc. 93,200                                   3,927
o+  Laboratory Corp. of America Holdings, Inc. 21,500                   3,032
 o  Lincare Holdings, Inc. 28,500                                       1,421
 o  Manor Care, Inc. 56,000                                             1,299
    McKesson HBOC, Inc. 158,628                                         4,892
 o+ Medarex, Inc.  39,400                                                 942
 o+ Medicis Pharmaceutical Corp., Class A 16,500                          820
 o  Medimmune, Inc. 118,600                                             4,643
    Medtronic, Inc. 660,000                                            29,436
    Merck & Co., Inc. 1,271,608                                        96,604
 o  Millennium Pharmaceuticals, Inc. 117,100                            4,356
 o  Minimed, Inc. 35,300                                                1,410
    Mylan Laboratories, Inc. 68,250                                     1,825
    Omnicare, Inc. 50,400                                               1,119
 o+ Orthodontic Centers of America, Inc. 26,600                           725
 o  Oxford Health Plans, Inc. 54,000                                    1,679
 o  Patterson Dental Co. 36,900                                         1,128
  4 Pfizer, Inc. 3,476,852                                            150,548
    Pharmacia Corp. 708,000                                            37,000
 o+ Quest Diagnostic, Inc. 27,700                                       3,413
 o  Quintiles Transnational Corp. 62,960                                1,294
 o+ ResMed, Inc. 17,000                                                   762
    Schering-Plough Corp. 804,000                                      30,986
 o  Sepracor, Inc. 42,800                                               1,128
 o  St. Jude Medical, Inc. 48,950                                       2,802
    Stryker Corp. 107,900                                               6,397
 o  Tenet Healthcare Corp. 176,673                                      7,887
 o  Trigon Healthcare, Inc. 20,700                                      1,246
    UnitedHealth Group, Inc. 175,900                                   11,518
 o+ Universal Health Services, Class B 16,300                           1,463
 o+ Vertex Pharmaceuticals, Inc. 32,200                                 1,242
 o  Watson Pharmaceuticals, Inc. 57,200                                 2,849
 o  Wellpoint Health Networks, Inc. 36,725                              3,608
                                                                      -------
                                                                      881,647
    HOUSEHOLD PRODUCTS  1.4%
    ----------------------------------------------------------------------------
    Alberto-Culver Co., Class B 33,000                                  1,344
    Avon Products, Inc. 131,000                                         5,544
    Clorox Co. 129,700                                                  4,128
    Colgate-Palmolive Co. 316,600                                      17,682
    Estee Lauder Cos., Inc.,Class A 70,300                              2,794
    Gillette Co. 579,710                                               16,441
    International Flavors & Fragrances, Inc. 53,400                     1,320
    Procter & Gamble Co. 716,600                                       43,032
                                                                      -------
                                                                       92,285

36    SEE THE FINANCIAL NOTES, WHICH
==    ARE INTEGRAL TO THIS INFORMATION.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    INSURANCE  4.0%
    ----------------------------------------------------------------------------
    21st Century Insurance Group 46,500                                   804
 o+ Aetna, Inc. 79,765                                                  2,249
    AFLAC, Inc. 292,900                                                 9,314
 o  Alleghany Corp. 4,092                                                 820
    Allmerica Financial Corp. 29,100                                    1,470
    Allstate Corp. 402,848                                             16,819
    AMBAC Financial Group, Inc. 60,100                                  3,234
    American Financial Group, Inc. 36,400                                 968
    American General Corp. 277,786                                     12,114
 10 American International Group, Inc. 1,282,812                      104,934
    American National Insurance Co. 14,500                              1,070
    Aon Corp. 140,912                                                   4,684
 +  Arthur J. Gallagher & Co. 43,000                                    1,084
    Chubb Corp. 96,500                                                  6,441
    CIGNA Corp. 84,900                                                  9,059
    Cincinnati Financial Corp. 88,914                                   3,413
 o  CNA Financial Corp. 101,200                                         3,573
    Conseco, Inc. 178,235                                               3,392
    Erie Indemnity Co., Class A 35,500                                  1,057
 +  Fidelity National Financial, Inc. 43,800                            1,025
 +  First American Corp. 34,700                                           692
    Hartford Financial Services Group, Inc. 129,900                     8,067
 +  HCC Insurance Holdings, Inc. 32,700                                   922
    Jefferson-Pilot Corp. 85,988                                        4,012
    Leucadia National Corp. 30,200                                        968
 +  Liberty Financial Cos., Inc. 26,500                                 1,103
    Lincoln National Corp. 105,700                                      4,879
    Loews Corp. 109,800                                                 7,402
 o+ Markel Corp. 4,000                                                    785
    Marsh & McLennan Cos., Inc. 153,300                                14,784
    MBIA, Inc. 82,200                                                   3,933
    Mercury General Corp. 29,600                                        1,029
    MGIC Investment Corp. 59,300                                        3,854
    Mony Group, Inc. 27,700                                               974
    Old Republic International Corp. 64,375                             1,860
    The PMI Group, Inc. 24,200                                          1,556
    Progressive Corp. 40,400                                            4,719
    Protective Life Corp. 35,300                                        1,056
    Radian Group, Inc. 25,600                                           1,984
    Reinsurance Group of America, Inc. 26,900                             907
    SAFECO Corp. 69,700                                                 1,861
    St. Paul Cos., Inc. 119,954                                         5,410
 +  Stancorp Financial Group 17,500                                       800
    Torchmark Corp. 71,500                                              2,709
    Transatlantic Holdings, Inc. 19,000                                 2,071
    Unitrin, Inc. 37,100                                                1,378
    UnumProvident Corp. 132,571                                         3,965
                                                                      -------
                                                                      271,204
    MEDIA  5.1%
    ----------------------------------------------------------------------------
    A.H. Belo Corp., Class A 62,100                                     1,095
 o  American Tower Corp., Class A 99,200                                2,659
 o7 AOL Time Warner, Inc. 2,386,030                                   120,495
 o  BHC Communications, Inc., Class A 12,300                            1,663
 o  Cablevision Systems Corp., Class A 73,400                           5,046
o+  Charter Communications, Inc., Class A 128,400                       2,749
 o  Chris-Craft Industries, Inc. 19,199                                 1,363
 o  Clear Channel Communications, Inc. 322,629                         18,003
 o  CNET Networks, Inc. 66,964                                            822
 o  Comcast Corp., Special Class A 518,576                             22,771
 o  Cox Communications, Inc., Class A 316,786                          14,417
 o  Crown Castle International Corp. 116,300                            2,848
    Dow Jones & Co., Inc. 47,850                                        2,597
    The E.W. Scripps Co., Class A 43,075                                2,766
 o  EchoStar Communications Corp., Class A 131,800                      3,949
 o  Emmis Communications Corp., Class A 25,700                            656
o+  Entercom Communications Corp. 24,900                                1,136
 o  Express Scripts, Inc., Class A 23,600                               2,004
 o  Fox Entertainment Group, Inc., Class A 96,500                       2,215
    Gannett Co., Inc. 145,600                                           9,398
    Harte-Hanks Communications, Inc. 36,700                               844


                                           SEE THE FINANCIAL NOTES, WHICH     37
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 o  Hispanic Broadcasting Corp. 59,500                                  1,426
    Hollinger International, Inc. 54,200                                  844
    Houghton Mifflin Co. 16,500                                           751
 +  John Wiley & Sons, Inc., Class A 33,300                               621
    Knight-Ridder, Inc. 40,100                                          2,171
    Lee Enterprises, Inc. 24,000                                          746
    McClatchy Co., Class A 24,700                                       1,013
    McGraw-Hill Cos., Inc. 107,750                                      6,980
    Meredith Corp. 27,400                                               1,034
 o  Metro-Goldwyn-Mayer, Inc. 119,820                                   2,448
    New York Times Co., Class A 89,826                                  3,686
 o  Primedia, Inc. 115,900                                                861
    R.R. Donnelley & Sons Co. 66,700                                    1,857
    Reader's Digest Association, Inc., Class A 56,100                   1,551
o+  Scholastic Corp. 18,800                                               785
    Tribune Co. 166,100                                                 6,999
    United Television, Inc. 5,200                                         644
 o  USA Networks, Inc. 164,500                                          4,121
 o  Valassis Communications, Inc. 29,300                                1,036
 o  Viacom, Inc., Class B 960,379                                      49,997
    The Walt Disney Co. 1,142,021                                      34,546
    Washington Post Co., Class B 5,200                                  3,021
 o  Westwood One, Inc. 59,800                                           1,570
                                                                      -------
                                                                      348,204
    MISCELLANEOUS  0.6%
    ----------------------------------------------------------------------------
o+  Agilent Technologies, Inc. 252,600                                  9,854
o+  E.piphany, Inc. 37,400                                                340
o+  Extreme Networks, Inc. 59,700                                       1,964
o+  Fairchild Semiconductor International, Inc., Class A 44,700           809
o+  Finisar Corp. 102,500                                               1,532
o+  Grant Prideco, Inc. 59,200                                          1,184
o+  Informatica Corp. 41,100                                            1,038
o+  InfoSpace, Inc. 177,800                                               782
    Nueberger Berman, Inc. 27,600                                       1,974
o+  Openwave Systems, Inc. 92,000                                       3,184
o+  OSI Pharmaceuticals, Inc. 20,400                                    1,047
 o  Palm, Inc. 311,961                                                  2,499
o+  Sabre Holdings Corp. 72,500                                         3,615
 +  United Parcel Service, Inc., Class B 60,700                         3,487
o+  Williams Communications Group, Inc. 270,453                         1,222
    XCEL Energy, Inc. 187,035                                           5,835
                                                                      -------
                                                                       40,366
    MISCELLANEOUS FINANCE  7.6%
    ---------------------------------------------------------------------------
    A.G. Edwards, Inc. 44,243                                           1,799
o+  Affiliated Managers Group, Inc. 12,200                                686
    Allied Capital Corp. 46,800                                         1,089
    American Express Co. 730,600                                       31,007
 o  AmeriCredit Corp. 45,200                                            2,095
 o  Ameritrade Holding Corp., Class A 86,800                              592
    Astoria Financial Corp. 27,250                                      1,577
    Bear Stearns Cos., Inc. 59,371                                      2,986
 o  Berkshire Hathaway, Inc., Class A 835                              56,780
 o  BISYS Group, Inc. 33,500                                            1,615
    Capital One Financial Corp. 108,550                                 6,823
 @  Charles Schwab Corp. 764,197                                       15,131
    Charter One Financial, Inc. 114,644                                 3,359
    CIT Group, Inc., Class A 143,100                                    5,252
 5  Citigroup, Inc. 2,767,653                                         136,030
    Countrywide Credit Industries, Inc. 65,385                          2,790
    Dime Bancorp., Inc. 59,226                                          1,975
 +  Downey Financial Corp. 15,400                                         663
 o  E* trade Group, Inc. 174,900                                        1,644
    Eaton Vance Corp. 38,500                                            1,244
    Fannie Mae 553,000                                                 44,384
    Federated Investors, Inc., Class B 64,050                           1,867
    Franklin Resources, Inc. 145,300                                    6,342
    Freddie Mac 384,000                                                25,267
    Golden State Bancorp, Inc. 74,000                                   2,205
 +  Goldman Sachs Group, Inc. 74,100                                    6,751
 +  Greater Bay Bancorp. 24,400                                           666
 +  Heller Financial, Inc., Class A 24,800                                791
    Household International, Inc. 258,598                              16,555
o+  Investment Technology Group, Inc. 17,200                              839
 +  Investors Financial Services Corp. 16,300                           1,166
    John Nuveen Co., Class A 17,200                                       938
 o  Knight Trading Group, Inc. 67,200                                   1,243


38    SEE THE FINANCIAL NOTES, WHICH
==    ARE INTEGRAL TO THIS INFORMATION.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
o+  LaBranche & Co., Inc. 30,900                                        1,112
    Legg Mason, Inc. 36,300                                             1,738
    Lehman Brothers Holdings, Inc. 139,960                             10,182
    MBNA Corp. 469,587                                                 16,741
    Merrill Lynch & Co., Inc. 443,500                                  27,364
    Morgan Stanley Dean Witter & Co. 613,610                           38,529
 +  Raymond James Financial, Inc. 27,700                                  841
    Sovereign Bancorp., Inc. 135,600                                    1,439
    T. Rowe Price Group, Inc. 66,300                                    2,305
    TCF Financial Corp. 43,900                                          1,670
    USA Education, Inc. 90,650                                          6,445
 +  Waddell & Reed Financial, Inc., Class A 45,700                      1,390
    Washington Federal, Inc. 31,284                                       798
    Washington Mutual, Inc. 320,958                                    16,025
 +  Webster Financial Corp. 26,700                                        851
    Wesco Financial Corp. 3,800                                         1,133
                                                                      -------
                                                                      512,714
    NON-FERROUS METALS  0.4%
    ----------------------------------------------------------------------------
    Alcoa, Inc. 476,795                                                19,739
    Engelhard Corp. 69,687                                              1,792
 o  Freeport-McMoran Copper & Gold, Inc., Class B 81,494                1,154
    Phelps Dodge Corp. 43,000                                           1,924
 o+ Stillwater Mining Co. 21,100                                          645
                                                                      -------
                                                                       25,254
    OIL: DOMESTIC  1.1%
    ---------------------------------------------------------------------------
    Amerada Hess Corp. 49,400                                           4,323
    Ashland, Inc. 38,200                                                1,645
 +  Conoco, Inc., Class A 104,900                                       3,177
 +  Conoco, Inc., Class B 343,300                                      10,443
 +  Cross Timbers Oil Co. 42,100                                        1,143
    Diamond Offshore Drilling, Inc. 74,200                              3,259
    Kerr-McGee Corp. 54,102                                             3,876
    Murphy Oil Corp. 24,670                                             2,023
 o+ National-Oilwell, Inc. 46,300                                       1,831
 o+ Newfield Exploration Co. 23,200                                       835
    Ocean Energy, Inc. 91,500                                           1,694
 o+ Patterson Energy, Inc. 20,300                                         700
    Phillips Petroleum Co. 140,400                                      8,368
 o+ Pioneer Natural Resources Co. 55,400                                1,059
 o+ Pride International, Inc. 36,600                                      975
    Sunoco, Inc. 46,500                                                 1,768
    Tosco Corp. 80,100                                                  3,689
    Transocean Sedco Forex, Inc. 176,500                                9,580
    Ultramar Diamond Shamrock Corp. 47,500                              2,143
    Unocal Corp. 133,734                                                5,103
    USX-Marathon Group, Inc. 170,600                                    5,452
 +  Vintage Petroleum, Inc. 34,300                                        709
                                                                      -------
                                                                       73,795
    OIL: INTERNATIONAL  3.4%
    ----------------------------------------------------------------------------
    Chevron Corp. 352,600                                              34,047
 3  Exxon Mobil Corp. 1,915,265                                       169,692
    Santa Fe International Corp. 65,400                                 2,485
    Texaco, Inc. 304,509                                               22,010
                                                                      -------
                                                                      228,234
    OPTICAL & PHOTO  0.1%
    ----------------------------------------------------------------------------
    Eastman Kodak Co. 165,000                                           7,178

    PAPER & FOREST PRODUCTS  0.8%
    ----------------------------------------------------------------------------
    Boise Cascade Corp. 31,400                                          1,098
    Bowater, Inc. 27,400                                                1,329
    Georgia-Pacific Corp. (Timber Group) 43,800                         1,297
    Georgia-Pacific Group 123,788                                       4,024
    International Paper Co. 265,145                                    10,388
    Kimberly-Clark Corp. 295,560                                       17,556
    Mead Corp. 55,000                                                   1,551
 o  Smurfit-Stone Container Corp. 133,000                               1,948
    Temple-Inland, Inc. 26,900                                          1,372
    Westvaco Corp. 55,000                                               1,451
    Weyerhaeuser Co. 120,700                                            6,823
    Willamette Industries, Inc. 59,700                                  2,904
                                                                      -------
                                                                       51,741
    PRODUCER GOODS & MANUFACTURING  6.1%
    ----------------------------------------------------------------------------
o+  Aeroflex, Inc. 31,500                                                 470
 o  American Standard Cos. 37,900                                       2,283
 o  Applied Micro Circuits Corp. 165,000                                4,293
    Avery Dennison Corp. 58,300                                         3,269
    Blyth, Inc. 26,200                                                    600
    Caterpillar, Inc. 189,800                                           9,528
    Cooper Industries, Inc. 51,000                                      1,906
    Corning, Inc. 507,141                                              11,142


                                           SEE THE FINANCIAL NOTES, WHICH     39
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.


                                                                    MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
     Deere & Co. 129,200                                                5,306
     Dover Corp. 112,000                                                4,376
     Emerson Electric Co. 235,800                                      15,716
o+   Fisher Scientific International 21,900                               650
 o   FMC Corp. 16,700                                                   1,197
=1   General Electric Co. 5,459,200                                   264,935
o+   Hanover Compressor Co. 32,300                                      1,176
     Herman Miller, Inc. 42,800                                         1,136
     HON Industries, Inc. 32,900                                          821
     Honeywell International, Inc. 438,463                             21,432
     Hubbell, Inc., Class B 32,438                                        896
     Illinois Tool Works, Inc. 166,542                                 10,555
     Ingersoll-Rand Co. 88,750                                          4,171
 o   Jabil Circuit, Inc. 105,100                                        3,052
     Johnson Controls, Inc. 47,900                                      3,468
 o   Lattice Semiconductor Corp. 58,700                                 1,446
o+   Marine Drilling Co., Inc. 31,900                                     956
 o   Micrel, Inc. 46,400                                                1,576
     Millipore Corp. 24,900                                             1,428
     Minnesota Mining & Manufacturing Co. 220,000                      26,182
     Pall Corp. 67,233                                                  1,578
     Parker-Hannifin Corp. 66,175                                       3,085
 +   Precision Castparts Corp. 29,600                                   1,106
o+   Shaw Group, Inc. 22,100                                            1,260
     Snap-On, Inc. 31,850                                                 924
     Teleflex, Inc. 20,900                                              1,022
     Valhi, Inc. 62,700                                                   665
     W.W. Grainger, Inc. 51,400                                         1,993
 o   Zebra Technologies Corp., Class A 17,300                             748
                                                                      -------
                                                                      416,347
     RAILROAD & SHIPPING  0.4%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp. 216,853                         6,375
     CSX Corp. 119,500                                                  4,191
     Florida East Coast Industries, Inc., Class A 20,000                  620
     GATX Corp. 26,100                                                  1,040
     Newport News Shipbuilding, Inc. 19,400                             1,254
     Norfolk Southern Corp. 211,400                                     4,173
     Union Pacific Corp. 136,361                                        7,758
                                                                      -------
                                                                       25,411
     REAL PROPERTY  0.0%
     ---------------------------------------------------------------------------
 o   Catellus Development Corp. 58,000                                    943
 +   Forest City Enterprises, Inc., Class A 16,500                        733
     The St. Joe Co. 51,400                                             1,264
                                                                      -------
                                                                        2,940
     RETAIL  6.1%
     ---------------------------------------------------------------------------
     Albertson's, Inc. 224,642                                          7,503
 o   Amazon.com, Inc. 195,500                                           3,085
 o   American Eagle Outfitters, Inc. 37,950                             1,413
 o   AutoZone, Inc. 62,200                                              1,949
 o   Barnes & Noble, Inc. 35,100                                        1,116
 o   Bed, Bath & Beyond, Inc. 157,600                                   4,463
 o   Best Buy Co., Inc. 114,400                                         6,298
 o   BJ's Wholesale Club, Inc. 39,600                                   1,794
     Circuit City Stores-Circuit City Group 112,200                     1,689
 o   Consolidated Stores Corp. 61,112                                     672
 o   Costco Wholesale Corp. 247,408                                     8,642
     CVS Corp. 216,014                                                 12,734
     Dillards, Inc., Class A 47,500                                       805
     Dollar General Corp. 181,569                                       2,996
 o   Dollar Tree Stores, Inc. 59,500                                    1,245
     Family Dollar Stores, Inc. 96,000                                  2,449
 o   Federated Department Stores, Inc. 111,300                          4,784
     The Gap, Inc. 468,000                                             12,968
     Home Depot, Inc. 1,276,997                                        60,147
     Intimate Brands, Inc. 269,100                                      4,306
     J.C. Penney Co., Inc. 145,500                                      2,948
 o   Kmart Corp. 266,500                                                2,665
 o   Kohl's Corp. 183,200                                              11,186
 o   Kroger Co. 448,880                                                10,140
     Limited, Inc. 233,638                                              3,953
     Lowe's Cos., Inc. 211,100                                         13,299
     May Department Stores Co. 163,650                                  6,096
o+   Michaels Stores, Inc. 18,000                                         608
 o   The Neiman Marcus Group, Inc., Class A 26,000                        845
     Nordstrom, Inc. 74,000                                             1,361
 o   Office Depot, Inc. 163,248                                         1,551
 o   Payless Shoesource, Inc. 12,114                                      772
     RadioShack Corp. 102,532                                           3,141
     Ross Stores, Inc. 44,900                                             987


40    SEE THE FINANCIAL NOTES, WHICH
==    ARE INTEGRAL TO THIS INFORMATION.

                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
 o  Safeway, Inc. 275,280                                              14,948
 o  Saks, Inc. 77,440                                                     922
    Sears, Roebuck & Co. 184,400                                        6,795
 o  Staples, Inc. 249,260                                               4,055
    Target Corp. 493,400                                               18,971
    Tiffany & Co., Inc. 80,700                                          2,616
    TJX Cos., Inc. 154,600                                              4,844
 o  Toys `R' Us, Inc. 104,480                                           2,591
o+  Venator Group, Inc. 75,200                                            996
 6  Wal-Mart Stores, Inc. 2,464,000                                   127,487
    Walgreen Co. 559,500                                               23,935
    Weis Markets, Inc. 22,800                                             795
 o  Williams-Sonoma, Inc. 33,000                                          992
    Winn-Dixie Stores, Inc. 78,800                                      2,488
                                                                      -------
                                                                      413,045
    STEEL  0.0%
    ----------------------------------------------------------------------------
    Nucor Corp. 42,600                                                  2,161
    USX-U.S. Steel Group, Inc. 48,560                                     894
                                                                      -------
                                                                        3,055
    TELEPHONE  5.7%
    ----------------------------------------------------------------------------
 o  Allegiance Telecom, Inc. 62,150                                     1,118
    Alltel Corp. 172,767                                                9,435
    AT&T Corp. 2,071,212                                               46,147
o+  Avaya, Inc. 155,400                                                 2,298
    BellSouth Corp. 1,032,900                                          43,340
 o  Broadwing, Inc. 120,552                                             2,990
 o  Centennial Communications Corp. 52,800                                792
    CenturyTel, Inc. 76,887                                             2,090
 o  Citizens Communications Co. 144,618                                 1,663
 o  Exodus Communications, Inc. 304,100                                 2,919
 o  Level 3 Communications, Inc. 201,500                                2,867
 o  McLeodUSA, Inc., Class A 334,900                                    2,964
 o  NTL, Inc. 151,913                                                   4,419
o+  Pegasus Communications Corp. 25,100                                   598
 o  Powertel, Inc. 20,534                                               1,321
 o  Qwest Communications International, Inc. 909,147                   37,184
    SBC Communications, Inc. 1,866,428                                 76,990
    Sprint Corp. (FON Group)  487,068                                  10,414
 o  Sprint Corp. (PCS Group)  513,521                                  13,162
    Telephone & Data Systems, Inc. 33,100                               3,476
o+  Time Warner Telecom, Inc., Class A 22,300                           1,130
o+  Triton PCS Holdings, Inc., Class A 32,300                           1,260
 o  U.S. Cellular Corp. 49,400                                          3,260
o+  Varco International, Inc. 51,500                                    1,204
 o  Verizon Communications 1,489,893                                   82,048
o+  West Corp. 35,100                                                     879
o+  Winstar Communications, Inc.                                       49,600
 o  Worldcom, Inc. 1,581,528                                           28,863
 o  XO Communications, Inc., Class A 144,416                              568
                                                                      -------
                                                                      385,400
    TOBACCO  1.0%
    ----------------------------------------------------------------------------
    Philip Morris Cos., Inc. 1,226,100                                 61,440
 +  R.J. Reynolds Tobacco Holdings, Inc. 56,300                         3,297
    UST, Inc. 91,500                                                    2,754
                                                                      -------
                                                                       67,491
    TRAVEL & RECREATION  0.3%
    ----------------------------------------------------------------------------
    Brunswick Corp. 47,800                                                959
 +  Callaway Golf Co. 40,500                                              983
o+  Extended Stay Amererica, Inc. 52,000                                  824
 o  Harrah's Entertainment, Inc. 63,800                                 2,201
    Hilton Hotels Corp. 203,667                                         2,251
 o  Mandalay Resort Group 41,400                                          984
    Marriott International, Inc., Class A 132,100                       6,061
 o  MGM Mirage, Inc. 89,400                                             2,688
o+  Park Place Entertainment Corp. 163,800                              1,821
    Royal Caribbean Cruises Ltd. 106,100                                2,162
o+  Sodexho Marriott Services, Inc. 34,500                              1,013
                                                                      -------
                                                                       21,947
    TRUCKING & FREIGHT  0.1%
    ----------------------------------------------------------------------------
    C.H. Robinson Worldwide, Inc. 46,200                                1,250
    CNF, Inc. 26,400                                                      809
    Expeditores International of Washington, Inc. 28,100                1,406
    Paccar, Inc. 41,820                                                 2,029
o+  Swift Transportation Co., Inc. 34,500                                 628
                                                                      -------
                                                                        6,122
    UTILITIES: ELECTRIC & GAS  3.9%
    ----------------------------------------------------------------------------
 o  AES Corp. 294,106                                                  14,020
    Allegheny Energy, Inc. 67,800                                       3,469
    Allete 40,700                                                         992
    Alliant Energy Corp. 43,200                                         1,348
    Ameren Corp. 75,930                                                 3,187


                                           SEE THE FINANCIAL NOTES, WHICH     41
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.



                                                                    MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    American Electric Power Co., Inc. 179,220                            8,843
    American Water Works Co., Inc. 53,800                                1,668
o   Calpine Corp. 164,200                                                9,358
    Cinergy Corp. 89,365                                                 3,099
    CMS Energy Corp. 71,800                                              2,247
    Conectiv, Inc. 48,400                                                1,079
    Consolidated Edison, Inc. 116,800                                    4,369
    Constellation Energy Group, Inc. 89,350                              4,266
    Dominion Resources, Inc. 131,642                                     9,016
    DPL, Inc. 70,492                                                     2,185
    DQE, Inc. 30,750                                                       936
    DTE Energy Co. 78,900                                                3,307
    Duke Energy Corp. 423,562                                           19,806
    Dynegy, Inc., Class A 178,214                                       10,310
    Edison International 178,000                                         1,753
    El Paso Corp. 274,746                                               18,903
    Energy East Corp. 64,500                                             1,300
    Enron Corp. 411,938                                                 25,837
    Entergy Corp. 122,721                                                4,970
    Equitable Resources, Inc. 17,900                                     1,432
    FirstEnergy Corp. 124,315                                            3,767
    FPL Group, Inc. 97,600                                               5,846
    GPU, Inc. 66,300                                                     2,208
+   Idacorp, Inc. 20,400                                                   785
    Kansas City Power & Light Co. 33,800                                   882
    KeySpan Corp. 76,034                                                 3,019
    Kinder Morgan, Inc. 63,500                                           3,727
    MCN Energy Group, Inc. 50,600                                        1,330
    MDU Resources Group, Inc. 35,700                                     1,428
    Montana Power Co. 57,700                                               719
    National Fuel Gas Co. 21,500                                         1,208
o   Niagara Mohawk Holdings, Inc. 87,500                                 1,471
    NICOR, Inc. 25,000                                                     980
    NiSource, Inc. 113,880                                               3,390
    Northeast Utilities 78,500                                           1,401
+   NSTAR 28,900                                                         1,165
    OGE Energy Corp. 42,600                                                939
+   ONEOK, Inc. 16,000                                                     692
    Peoples Energy Corp. 19,300                                            767
    PG&E Corp. 211,458                                                   1,897
    Pinnacle West Capital Corp. 46,300                                   2,324
    Potomac Electric Power Co. 60,900                                    1,331
    PPL Corp. 80,220                                                     4,412
    Progress Energy, Inc. 112,900                                        4,995
    Public Service Enterprise Group, Inc. 118,100                        5,485
    Puget Energy, Inc. 46,800                                            1,111
    Questar Corp. 44,000                                                 1,415
    Reliant Energy, Inc. 162,017                                         8,028
o   Republic Services, Inc. 94,700                                       1,705
    Scana Corp. 57,200                                                   1,605
    Sempra Energy 114,238                                                3,161
    Southern Co. 372,300                                                 8,708
o   Southern Union Co. 28,000                                              626
    Teco Energy, Inc. 74,300                                             2,377
    TXU Corp. 142,012                                                    6,243
    UtiliCorp United, Inc. 60,650                                        2,141
+   Vectren Corp. 37,000                                                   838
    Western Resources, Inc. 38,231                                         947
    WGL Holdings, Inc. 25,400                                              726
    Williams Cos., Inc. 268,061                                         11,304
    Wisconsin Energy Corp. 66,100                                        1,454
                                                                       -------
                                                                       266,257
    WARRANTS
    0.0% OF INVESTMENTS
o   Per-Se Technologies, Inc., expires 07/08/03 488                       --

    OTHER INVESTMENT COMPANIES
    0.1% OF INVESTMENTS
    Provident Institutional TempFund 6,571,851                           6,572

    U.S. TREASURY OBLIGATIONS
    0.0% OF INVESTMENTS


    SECURITY                                        FACE VALUE       MKT. VALUE
     RATE, MATURITY DATE                            ($ X 1,000)      ($ X 1,000)
 =  U.S. Treasury Bills
     3.46%-4.43%, 6/14/01                                340              338


================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


42    SEE THE FINANCIAL NOTES, WHICH
==    ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of April 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value (including $461,855
 of securities on loan)                                            $6,772,279 a
Collateral held for securities on loan                                475,235
Receivables:
 Fund shares sold                                                       7,228
 Interest                                                                  16
 Dividends                                                              4,428
 Income from lending securities                                           109
Prepaid expenses                                                +          99
                                                                -------------
TOTAL ASSETS                                                        7,259,394

LIABILITIES
================================================================================
Collateral held for securities on loan                                475,235
Payables:
 Fund shares redeemed                                                   6,611
 Interest expense                                                          16
 Investments bought                                                     4,395
 Most recent daily change in value of futures                              17
 Investment adviser and administrator fees                                162
 Transfer agent and shareholder service fees                              131
Accrued expenses                                                +         405
                                                                -------------
TOTAL LIABILITIES                                                     486,972

NET ASSETS
================================================================================
TOTAL ASSETS                                                        7,259,394
TOTAL LIABILITIES                                               -     486,972
                                                                -------------
NET ASSETS                                                         $6,772,422


NET ASSETS BY SOURCE
Capital received from investors                                     4,359,385
Net investment income not yet distributed                              15,832
Net realized capital losses                                         (110,452)
Net unrealized capital gains                                        2,507,657 b


a. The fund paid $4,264,675 for these securities. Not counting short-term obligations and government securities, the fund paid $604,220 for securities during the report period and received $436,779 from securities it sold or that matured. This includes $29,759 in transactions with other SchwabFunds(R).

b. These derive from investments and futures. As of the report date, the fund had sixteen open S&P 500 futures contracts due to expire on June 15, 2001, with a contract value of $5,017 and unrealized gains of $53.


NET ASSET VALUE (NAV)

                                             SHARES
SHARE CLASS        NET ASSETS       /      OUTSTANDING      =       NAV
Investor Shares    $4,511,943                129,916             $34.73
Select Shares(R)   $2,260,479                65,109              $34.72


FEDERAL TAX DATA
================================================================================
COST BASIS OF PORTFOLIO           $4,303,540
NET UNREALIZED GAINS AND LOSSES:
Gains                             $2,949,844
Losses                            + (481,052)
                                  ----------
                                  $2,468,792

UNUSED CAPITAL LOSSES:

Expires 10/31 of:                 Loss amount
 2003                             $      415
 2004                                    844
 2005                                  2,606
 2006                                    640
 2007                                 11,853



                                           SEE THE FINANCIAL NOTES, WHICH     43
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB 1000 FUND(R) -- FINANCIALS
===============================================================================
Statement of OPERATIONS
For November 1, 2000 through April 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Dividends                                                       $     40,121  a
Interest                                                                 222
Lending of securities                                           +        499
                                                                ------------
TOTAL INVESTMENT INCOME                                               40,842

NET REALIZED GAINS AND LOSSES
================================================================================

Net realized losses on investments sold                              (86,316)
Net realized losses on futures contracts                        +       (691)
                                                                ------------
NET REALIZED LOSSES                                                  (87,007)

NET UNREALIZED GAINS AND LOSSES
================================================================================

Net unrealized losses on investments                                (903,245)
Net unrealized gains on futures contracts                       +         96
                                                                ------------
NET UNREALIZED LOSSES                                               (903,149)

EXPENSES
================================================================================

Investment adviser and administrator fees                              7,746  b
Transfer agent and shareholder service fees:
 Investor Shares                                                       5,713  c
 Select Shares(R)                                                      1,146  c
Trustees' fees                                                            26  d
Custodian fees                                                           108
Portfolio accounting fees                                                473
Professional fees                                                         29
Registration fees                                                         98
Shareholder reports                                                      365
Interest expense                                                          19
Other expenses                                                  +         67
                                                                ------------
Total expenses                                                        15,790
Expense reduction                                                -     1,249  e
                                                                ------------
NET EXPENSES                                                          14,541

DECREASE IN NET ASSETS FROM OPERATIONS
================================================================================

TOTAL INVESTMENT INCOME                                               40,842
NET EXPENSES                                                     -    14,541
                                                                ------------
NET INVESTMENT INCOME                                                 26,301
NET REALIZED LOSSES                                                  (87,007) f
NET UNREALIZED LOSSES                                           +   (903,149) f
                                                                ------------
DECREASE IN NET ASSETS FROM OPERATIONS                             ($963,855)


a.  An additional $1 was withheld for foreign taxes.

b. Calculated as a percentage of average daily net assets: 0.30% of the first $500 million, and 0.22% of assets beyond that.

c. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d.  For the fund's independent trustees only.

e. Includes $335 from the investment adviser (CSIM) and $914 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, as follows:

                           % OF AVERAGE
    SHARE CLASS           DAILY NET ASSETS
    ----------------------------------------
    Investor Shares          0.46
    Select Shares            0.35

This limit does not include interest, taxes and certain non-routine expenses.

f.  These add up to a net loss on investments of $990,156.


  44     SEE THE FINANCIAL NOTES, WHICH
======   ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for 11/1/00-4/30/01 are unaudited.

OPERATIONS
================================================================================
                                            11/1/00-4/30/01     11/1/99-10/31/00
Net investment income                          $    26,301           $ 50,257
Net realized losses                                (87,007)            (3,127)
Net unrealized gains or losses                 +  (903,149)           542,135
                                            ------------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                   (963,855)           589,265


DISTRIBUTIONS PAID
================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                     30,744             33,936
Select Shares(R)                               +    19,216             19,080
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME         $49,960           $ 53,016

TRANSACTIONS IN FUND SHARES
================================================================================
                             11/1/00-4/30/01         11/1/99-10/31/00
                          QUANTITY       VALUE     QUANTITY       VALUE
Shares sold:
  Investor Shares           13,017     $462,838     25,657     $1,015,329
  Select Shares           +  8,752      312,555     18,493        732,803
                          -------------------------------------------------
TOTAL SHARES SOLD           21,769     $775,393     44,150     $1,748,132
Shares reinvested:
  Investor Shares              787     $ 28,666        803     $   31,141
  Select Shares           +    455       16,561        431         16,725
                          -------------------------------------------------
TOTAL SHARES REINVESTED      1,242     $ 45,227      1,234     $   47,866
Shares redeemed:
  Investor Shares           11,134     $390,963     31,869     $1,258,205
  Select Shares           +  7,102      245,190     15,483        610,463
                          -------------------------------------------------
TOTAL SHARES REDEEMED       18,236     $636,153     47,352     $1,868,668  a
NET INCREASE OR DECREASE     4,775     $184,467     (1,968)      ($72,670) b

a. Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

    CURRENT PERIOD
    Investor Shares          $220
    Select Shares       +     194
                        ---------
    TOTAL                    $414
    PRIOR PERIOD
    Investor Shares          $576
    Select Shares       +     351
                        ---------
    TOTAL                    $927


b.  Represents shares sold plus shares reinvested, minus shares redeemed.


SHARES OUTSTANDING AND NET ASSETS
================================================================================
                            11/1/99-10/31/00           11/1/98-10/31/99
                          SHARES     NET ASSETS     SHARES      NET ASSETS
Beginning of Period      190,250     $7,601,770    192,218      $7,138,191
Total Increase or
Decrease               +   4,775       (829,348)    (1,968)        463,579 c
                       -----------------------------------------------------
END OF PERIOD            195,025     $6,772,422    190,250      $7,601,770 d


c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

d. Includes net investment income not yet distributed in the amount of $15,832 and $39,491 at the end of the current period and the prior period, respectively.


                                          SEE THE FINANCIAL NOTES, WHICH    45
                                        ARE INTEGRAL TO THIS INFORMATION. ======

Equity Index Funds, Page 46


SCHWAB

SMALL-CAP INDEX FUND(R)

                              [PHOTO OF GERI HOM]


"Small-cap value stocks' strong performance helped to counteract the negative performance in other sectors."

    Portfolio Manager
    Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


                                 TICKER SYMBOLS

                            Investor Shares   SWSMX

                            Select Shares(R)  SWSSX

                                       INVESTMENT STYLE 1
                                    Value    Blend    Growth

                    MARKET CAP 1

                    LARGE            [ ]      [ ]       [ ]

                    MEDIUM           [ ]      [ ]       [ ]

                    SMALL            [ ]      [X]       [ ]



With its small-cap focus, this fund may make sense for long-term investors who are willing to accept greater risk in the pursuit of potentially higher long-term returns.
--------------------------------------------------------------------------------
THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE SCHWAB SMALL-CAP INDEX(R).

Manager's Perspective

SEVERE VOLATILITY WAS THE MAIN STORY DURING THE REPORT PERIOD, AS EQUITY MARKETS FELL DRAMATICALLY. The first quarter of 2001 was the worst ever for the technology-laden Nasdaq, which fell 26%. All major stock indices were off more than 20% from their highs of March 2000. Contributing factors include fallout from the Fed's interest rate increases in early 2000, U.S. and foreign investor concerns over high stock valuations and lower-than-expected earnings from many corporations.

ALTHOUGH HURT BY VOLATILITY, THE FUND FARED BETTER THAN MANY EQUITY INVESTMENTS. In spite of a quarter that was the second-worst in its history (Q1 2001), the fund's benchmark index outpaced the large-cap-oriented S&P 500(R) Index as well as the Nasdaq Composite Index. Small-cap value stocks continued to outperform their growth counterparts. The fund tracked the performance of its benchmark, the Schwab Small Cap Index, during the report period.

STOCKS RALLIED AGAIN IN APRIL, WITH THE SCHWAB SMALL CAP INDEX UP 8.1%, ITS BEST MONTH IN OVER A YEAR. A major factor appears to have been the Fed's series of interest rate cuts that began in January of 2001.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL  TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Investor Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Fund category.

                   [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                            6 MONTHS 3                  1 YEAR                    5 YEARS                 SINCE INCEPTION: 12/3/93
                     --------------------------  ----------------------      --------------------        ------------------------
                                         PEER                        PEER                        PEER                        PEER
                               SCHWAB    GROUP             SCHWAB    GROUP             SCHWAB    GROUP             SCHWAB    GROUP
                     INVESTOR SMALL-CAP AVERAGE  INVESTOR SMALL-CAP AVERAGE  INVESTOR SMALL-CAP AVERAGE  INVESTOR SMALL-CAP AVERAGE
                     SHARES 1   INDEX       2    SHARES 1   INDEX       2    SHARES 1   INDEX       2    SHARES 1   INDEX       2
                     -------- --------- -------- -------- --------- -------- -------- --------- -------- -------- --------- --------
                          0.13%                        0.44%                     (1.51%)                         (1.36%)
                            *                           *                           *                              *
Pre-Tax Total
  Return 4          (3.88%)   (4.01%)   (0.21%)    0.07%   (0.37%)  4.73%      9.57%    11.08%     10.52%    11.20%   12.56%    --
AFTER-TAX RETURN 5     --        --       --      (2.44%)    --     2.04%      8.66%     --         8.02%    10.50%     --      --

*TRACKING DIFFERENTIAL between class and index


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab Small- Cap Index and the Russell 2000(R) Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB SMALL-CAP - INVESTOR

                           Schwab       Russell
                          Small-Cap      2000
               SWSMX        Index        Index
              --------------------------------
12/03/93      10,000       10,000       10,000
12/31/93      10,154       10,234       10,186
01/31/94      10,394       10,469       10,505
02/28/94      10,334       10,430       10,467
03/31/94       9,783        9,871        9,915
04/30/94       9,753        9,847        9,974
05/31/94       9,613        9,692        9,861
06/30/94       9,333        9,419        9,529
07/31/94       9,493        9,614        9,685
08/31/94      10,134       10,249       10,225
09/30/94      10,094       10,191       10,190
10/31/94      10,064       10,149       10,149
11/30/94       9,663        9,767        9,739
12/31/94       9,841       10,000       10,000
01/31/95       9,730        9,838        9,874
02/28/95      10,082       10,229       10,285
03/31/95      10,334       10,442       10,461
04/30/95      10,566       10,671       10,693
05/31/95      10,717       10,809       10,877
06/30/95      11,211       11,356       11,441
07/31/95      11,866       12,021       12,100
08/31/95      12,077       12,270       12,351
09/30/95      12,309       12,510       12,572
10/31/95      11,785       11,910       12,010
11/30/95      12,329       12,482       12,514
12/31/95      12,562       12,782       12,845
01/31/96      12,491       12,749       12,831
02/29/96      12,967       13,261       13,231
03/31/96      13,170       13,492       13,505
04/30/96      13,899       14,206       14,227
05/31/96      14,384       14,692       14,788
06/30/96      13,848       14,222       14,180
07/31/96      12,643       13,075       12,942
08/31/96      13,413       13,904       13,694
09/30/96      14,010       14,416       14,230
10/31/96      13,757       14,169       14,010
11/30/96      14,344       14,733       14,588
12/31/96      14,508       15,007       14,970
01/31/97      14,895       15,361       15,269
02/28/97      14,376       14,986       14,900
03/31/97      13,654       14,257       14,196
04/30/97      13,756       14,299       14,236
05/31/97      15,383       16,050       15,821
06/30/97      16,125       16,880       16,499
07/31/97      17,213       17,842       17,267
08/31/97      17,538       18,243       17,662
09/30/97      18,850       19,675       18,955
10/31/97      18,026       18,816       18,123
11/30/97      17,843       18,645       18,005
12/31/97      18,236       19,035       18,320
01/31/98      17,787       18,736       18,031
02/28/98      19,195       20,285       19,361
03/31/98      20,042       21,199       20,159
04/30/98      20,144       21,344       20,270
05/31/98      18,930       20,090       19,177
06/30/98      18,960       20,146       19,218
07/31/98      17,471       18,597       17,661
08/31/98      14,062       15,011       14,231
09/30/98      14,991       15,953       15,345
10/31/98      15,705       16,709       15,972
11/30/98      16,532       17,576       16,809
12/31/98      17,584       18,719       17,849
01/31/99      17,617       18,800       18,086
02/28/99      16,145       17,229       16,621
03/31/99      16,372       17,559       16,881
04/30/99      17,660       19,165       18,393
05/31/99      17,974       19,500       18,662
06/30/99      18,969       20,778       19,505
07/31/99      18,872       20,615       18,971
08/31/99      18,309       20,033       18,269
09/30/99      18,493       20,204       18,272
10/31/99      18,839       20,537       18,347
11/30/99      20,008       21,820       19,443
12/31/99      21,839       23,899       21,644
01/31/00      21,015       23,005       21,295
02/29/00      23,801       26,015       24,811
03/31/00      23,075       25,333       23,176
04/30/00      21,936       24,109       21,781
05/31/00      20,904       22,940       20,511
06/30/00      22,674       24,856       22,300
07/31/00      21,774       23,890       21,581
08/31/00      23,964       26,291       23,228
09/30/00      23,238       25,490       22,545
10/31/00      22,836       25,023       21,540
11/30/00      20,646       22,641       19,328
12/31/00      22,654       24,835       20,988
01/31/01      23,024       25,169       22,081
02/28/01      21,285       23,270       20,633
03/31/01      20,322       22,219       19,624
04/30/01      21,951       24,019       21,158


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly.
When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Small-Cap Fund category for the 6-month, one- and five-year periods was 983, 883 and 380, respectively. These funds may or may not use tax-efficient strategies.

3 Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5 The after-tax returns reflect several assumptions:

o federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

SCHWAB SMALL-CAP INDEX FUND(R)

PERFORMANCE: SELECT SHARES(R)

 AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/0

This chart compares performance of the fund's Select Shares with the Schwab Small-Cap Index(R) and the Morningstar Small-Cap Fund category.



                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                                      6 MONTHS 3                          1 YEAR                     SINCE INCEPTION: 5/19/97
                                 ---------------------             ---------------------              ------------------------
                                       SCHWAB                               SCHWAB                              SCHWAB
                                       SMALL-       PEER                    SMALL-       PEER                   SMALL-      PEER
                           SELECT       CAP         GROUP       SELECT       CAP         GROUP       SELECT      CAP        GROUP
                           SHARES 1    INDEX       AVERAGE 2    SHARES 1    INDEX       AVERAGE 2    SHARES 1   INDEX      AVERAGE 2
                           ------      ------      -------      ------      ------      -------      ------     ------     -------
                                  0.23%                              0.53%                                 (1.22%)
                                   *                                  *                                       *
Pre-Tax Total Return 4     (3.78%)     (4.01%)     (0.21%)       0.16%       (0.37%)    4.73%       10.77%       11.99%      --%
AFTER-TAX RETURN 5            --          --          --        (2.40%)         --      2.04%        9.61%          --       --%

*TRACKING DIFFERENTIAL between class and index



PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in two indices: the Schwab Small-Cap Index and the Russell 2000(R) Index. 4

                [PERFORMANCE OF A $50,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB SMALL-CAP - SELECT

                          Schwab        Russell
                         Small-Cap       2000
               SWSSX       Index         Index
              ---------------------------------
05/19/97      50,000       50,000       50,000
05/31/97      52,170       52,242       51,960
06/30/97      54,690       54,942       54,189
07/31/97      58,415       58,075       56,709
08/31/97      59,485       59,380       58,008
09/30/97      63,965       64,039       62,254
10/31/97      61,205       61,244       59,521
11/30/97      60,550       60,687       59,134
12/31/97      61,920       61,958       60,169
01/31/98      60,400       60,983       59,218
02/28/98      65,175       66,026       63,588
03/31/98      68,050       69,002       66,208
04/30/98      68,430       69,473       66,572
05/31/98      64,310       65,391       62,984
06/30/98      64,415       65,575       63,116
07/31/98      59,360       60,531       58,004
08/31/98      47,790       48,861       46,740
09/30/98      50,945       51,924       50,399
10/31/98      53,365       54,386       52,456
11/30/98      56,170       57,207       55,204
12/31/98      59,775       60,929       58,621
01/31/99      59,925       61,193       59,401
02/28/99      54,925       56,079       54,590
03/31/99      55,660       57,152       55,441
04/30/99      60,070       62,380       60,409
05/31/99      61,140       63,470       61,291
06/30/99      64,555       67,629       64,061
07/31/99      64,225       67,099       62,306
08/31/99      62,315       65,206       60,000
09/30/99      62,940       65,762       60,012
10/31/99      64,115       66,846       60,258
11/30/99      68,125       71,021       63,856
12/31/99      74,390       77,788       71,084
01/31/00      71,585       74,879       69,940
02/29/00      81,065       84,677       81,487
03/31/00      78,595       82,458       76,117
04/30/00      74,755       78,471       71,535
05/31/00      71,250       74,666       67,364
06/30/00      77,265       80,904       73,238
07/31/00      74,205       77,761       70,880
08/31/00      81,655       85,575       76,288
09/30/00      79,185       82,968       74,045
10/31/00      77,820       81,448       70,743
11/30/00      70,405       73,694       63,478
12/31/00      77,230       80,834       68,930
01/31/01      78,490       81,923       72,522
02/28/01      72,565       75,742       67,764
03/31/01      69,285       72,319       64,451
04/30/01      74,875       78,181       69,491


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Small-Cap Fund category for the 6-month and one-year periods was 983 and 883, respectively. These funds may or may not use tax-efficient strategies.

3 Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5 The after-tax returns reflect several assumptions:

o federal income tax deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

Fund Facts

TOP TEN HOLDINGS 1 AS OF 4/30/01
-------------------------------------------------------------------------------

  1   RITE AID CORP.                          0.4%
  2   AWILLIAMS COMMUNICATIONS GROUP, INC.    0.4%
  3   TRIAD HOSPITALS, INC.                   0.3%
  4   ADVENT SOFTWARE, INC.                   0.3%
  5   MASSEY ENERGY CO.                       0.3%
  6   ADVANCEPCS CORP.                        0.3%
  7   OAKLEY, INC.                            0.3%
  8   HOMESTAKE MINING CO.                    0.3%
  9   POGO PRODUCING CO.                      0.3%
  10  ELECTRONICS FOR IMAGING, INC.           0.3%
--------------------------------------------------------------------------------
 TOTAL PERCENTAGE OF INVESTMENTS               3.2%


STATISTICS AS OF 4/30/01

                                                              PEER GROUP
                                       FUND                    AVERAGE 2
Number of Holdings                        979                      188
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)              $  761                   $1,378
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio               21.9                     24.9
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                    3.5                      4.1
--------------------------------------------------------------------------------
12-Month Yield Investor Shares           0.42%                    0.25%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                    46% 3                   113%
--------------------------------------------------------------------------------
Three-Year Beta                          0.90                      0.9
--------------------------------------------------------------------------------



EXPENSE RATIO AS OF 4/30/01


                            EXPENSE RATIO BAR GRAPH

INVESTOR SHARES          0.49% 4
SELECT SHARES            0.38% 4
PEER GROUP AVERAGE       1.54% 2

INDEX COMPOSITION BY INDUSTRY 5
--------------------------------------------------------------------------------


These charts show the size of the ten largest industries in the Schwab Small-Cap Index(R). As the charts show, the total portion represented by these industries has remained fairly stable over the past five years.

As of 4/30/01
--------------------------------------------------------------------------------
                                  [PIE CHART]

         35.7%    Other
1        12.3%    Business Services
2        10.9%    Drugs & Medicine
3        9.2%     Electronics
4        7.8%     Producer Goods
5        5.5%     Banks
6        4.4%     Energy & Utilities
7        3.9%     Miscellaneous Finance
8        3.7%     Retail
9        3.3%     Energy: Raw Materials
10       3.3%     Non-Durable & Entertainment


As of 4/30/00
--------------------------------------------------------------------------------
                                  [PIE CHART]

         34.7%    Other
1        11.8%    Business Services
2        9.7%     Drugs & Medicine
3        7.4%     Electronics
4        7.1%     Producer Goods
5        6.3%     Banks
6        5.4%     Miscellaneous Finance
7        5.2%     Insurance
8        4.4%     Retail
9        3.8%     Energy & Utilities
10       3.5%     Business Machines


As of 4/30/96
--------------------------------------------------------------------------------
                                  [PIE CHART]

         35.4%    Other
1        11.8%    Business Services
2        9.7%     Drugs & Medicine
3        7.4%     Electronics
4        7.1%     Producer Goods
5        6.3%     Banks
6        5.4%     Miscellaneous Finance
7        5.2%     Insurance
8        4.4%     Retail
9        3.8%     Energy & Utilities
10       3.5%     Business Machines

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 983 funds in Small-Cap
  Fund category.

3 Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes, and certain non-routine expenses).

5 Source: Charles Schwab & Co., Inc.

Equity Index Funds, Page 50


SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                    11/1/00-       11/1/99-       11/1/98-      11/1/97-      11/1/96-      11/1/95-
Investor Shares                                     4/30/01        10/31/00       10/31/99      10/31/98      10/31/97      10/31/96
PER-SHARE DATA ($)
====================================================================================================================================
 Net asset valueat beginning of period               21.06          17.41          15.39          17.73        13.59         11.70
                                                  ----------------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                              0.04           0.07           0.06           0.05         0.06          0.07
   Net realized and unrealized gains or losses       (0.92)          3.62           2.89          (2.33)        4.14          1.88
                                                  ----------------------------------------------------------------------------------
   Total income or loss from investment
    operations                                       (0.88)          3.69           2.95          (2.28)        4.20          1.95
 Less distributions:
   Dividends from net investment income              (0.08)         (0.04)         (0.06)         (0.06)       (0.06)        (0.06)
   Distributions from net realized gains             (2.31)            --          (0.87)            --           --            --
                                                  ----------------------------------------------------------------------------------
   Total distributions                               (2.39)         (0.04)         (0.93)         (0.06)       (0.06)        (0.06)
                                                  ----------------------------------------------------------------------------------
 Net asset value at end of period                    17.79          21.06          17.41          15.39        17.73         13.59
                                                  ==================================================================================
 Total return (%)                                    (3.88) 1       21.22          19.96         (12.88)       31.03         16.73

 RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
 Ratio of net operating expenses to
  average net assets                                  0.49 2         0.49 3         0.49           0.49         0.52          0.59
 Expense reductions reflected in above ratio          0.13 2         0.16           0.30           0.32         0.37          0.35
 Ratio of net investment income to
  average net assets                                  0.50 2        20.44           0.33           0.35         0.53          0.56
 Portfolio turnover rate                                46             54             41             40           23            23
 Net assets, end of period ($ x 1,000,000)             821            803            452            480          410           209

1 Not Annualized.

2 Annualized.

3 Would have been 0.50% if certain non-routine expenses (proxy fees) had been included.


50   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                         11/1/00-        11/1/99-       11/1/98-        11/1/97-       5/19/97 1-
 Select Shares(R)                                        4/30/01        10/31/00       10/31/99        10/31/98        10/31/97
 PER-SHARE DATA ($)
====================================================================================================================================
 Net asset value at beginning of period                   21.09           17.44          15.41           17.75          14.50
                                                        ----------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                   0.06            0.11           0.07            0.08           0.02
   Net realized and unrealized gains or losses            (0.92)           3.61           2.90           (2.35)          3.23
                                                        ----------------------------------------------------------------------------
   Total income or loss from investment
    operations                                            (0.86)           3.72           2.97           (2.27)          3.25
 Less distributions:
   Dividends from net investment income                   (0.11)          (0.07)         (0.07)          (0.07)            --
   Distributions from net realized gains                  (2.31)             --          (0.87)             --             --
                                                        ----------------------------------------------------------------------------
   Total distributions                                    (2.42)          (0.07)         (0.94)          (0.07)            --
                                                        ----------------------------------------------------------------------------
 Net asset value at end of period                         17.81           21.09          17.44           15.41          17.75
                                                        ============================================================================
 Total return (%)                                         (3.78) 2        21.37          20.14          (12.81)         22.41 2

 RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
 Ratio of net operating expenses
  to average net assets                                    0.38 3          0.38 4         0.38            0.38           0.38 3
 Expense reductions reflected in above ratio               0.09 3          0.12           0.27            0.33           0.52 3
 Ratio of net investment income to
  average net assets                                       0.61 3          0.55           0.44            0.46           0.56 3
 Portfolio turnover rate                                     46              54             41              40             23
 Net assets, end of period ($ x 1,000,000)                  788             757            447             150             81


1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.39% if certain non-routine expenses (proxy fees) had been included.


                                           SEE THE FINANCIAL NOTES, WHICH     51
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

Schwab Small-Cap Index Fund(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS
As of April 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

     1 Top ten holding
     + New holding (since 10/31/00)
     o Non-income producing security
     = Collateral for open futures contracts

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

          99.7%         COMMON STOCK
                        Market Value: $1,607,003
                        Cost: $1,605,734

           0.3%         SHORT TERM INVESTMENTS
                        Market Value: $4,794
                        Cost: $4,794

           0.0%         U.S. TREASURY OBLIGATION
                        Market Value: $274
                        Cost: $274
--------------------------------------------------------------------------------
         100.0%         TOTAL INVESTMENTS
                        Market Value: $1,612,071
                        Cost: $1,610,802

Common Stock 99.7% of investments

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
     AEROSPACE / DEFENSE -- 0.6%
     ---------------------------------------------------------------------------
  o+ ESCO Technologies, Inc.    32,600                                    825
     GenCorp., Inc.    108,100                                          1,299
   + Kaman Corp., Class A    57,200                                       952
   + Moog, Inc., Class A    23,900                                        815
     Sequa Corp., Class A    26,300                                     1,226
   o Trimble Navigation Ltd.    60,400                                    992
   o Veeco Instruments, Inc.    64,270                                  3,227
                                                                       ------
                                                                        9,336
     AIR TRANSPORTATION  0.8%
     ---------------------------------------------------------------------------
     AAR Corp.    69,400                                                  779
  o+ AirTran Holdings, Inc.    167,500                                  1,558
   o Alaska Air Group, Inc.    69,400                                   1,954
   o America West Holdings Corp., Class B    84,200                       860
   o Atlantic Coast Airlines Holdings, Inc.    109,200                  2,643
   o EGL, Inc.    120,400                                               2,855
  o+ Frontier Airlines, Inc.    72,450                                  1,089
  o+ Mesa Air Group, Inc.    81,700                                       899
  o+ Mesaba Holdings, Inc.    52,200                                      580
                                                                       ------
                                                                       13,217
     ALCOHOLIC BEVERAGES  0.3%
     ---------------------------------------------------------------------------
   o Constellation Brands, Inc.,
     Class A    53,000                                                  3,458
   o The Robert Mondavi Corp., Class A    24,000                        1,036
                                                                       ------
                                                                        4,494
     APPAREL  2.4%
     ---------------------------------------------------------------------------
   + Brown Shoe Co., Inc.    47,500                                       937
   o The Buckle, Inc.    52,650                                         1,066
  o+ Charlotte Russe Holding, Inc.    54,100                            1,858
   o Chico's FAS, Inc.    46,100                                        2,057
   o The Children's Place Retail Stores, Inc.    67,500                 1,542
  o+ Christopher & Banks Corp.    41,400                                1,637
   o The Dress Barn, Inc.    46,900                                     1,135
   o Footstar, Inc.    51,500                                           1,880
   o Genesco, Inc.    55,900                                            1,599
  o+ The Gymboree Corp.    61,900                                         434
     Kellwood Co.    59,200                                             1,264
   o Kenneth Cole Productions, Inc., Class A    53,550                  1,521
   o The Men's Wearhouse, Inc.    108,450                               2,760
   o Nautica Enterprises, Inc.    82,200                                1,510
   o Pacific Sunwear of California    83,525                            2,327
   + Phillips-Van Heusen Corp.    70,000                                1,050
   o  Polo Ralph Lauren Corp.    79,500                                 2,067
   o Quiksilver, Inc.    57,650                                         1,566
     Russell Corp.    82,800                                            1,590


52   SEE THE FINANCIAL NOTES, WHICH
==   ARE INTEGRAL TO THIS INFORMATION.

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
     Springs Industries, Inc., Class A    47,300                        2,107
   + Stride Rite Corp.    104,200                                         775
  o+ Too, Inc.    78,500                                                1,563
   o Unifi, Inc.    138,600                                               829
  o+ Wet Seal, Inc., Class A    35,200                                    975
     Wolverine World Wide, Inc.    106,800                              1,901
                                                                       ------
                                                                       37,950
     AUTOMOTIVE PRODUCTS / MOTOR VEHICLES  2.0%
     ---------------------------------------------------------------------------
     A.O. Smith Corp., Class B    60,800                                1,162
     Arctic Cat, Inc.    60,000                                           788
   + ArvinMeritor, Inc.    168,800                                      2,598
     Bandag, Inc.    53,900                                             1,615
     BorgWarner, Inc.    68,817                                         3,064
     Cooper Tire & Rubber Co.    187,500                                2,257
   o Copart, Inc.    141,900                                            3,251
     Fleetwood Enterprises, Inc.    84,600                              1,095
     Modine Manufacturing Co.    76,400                                 2,130
   o Monaco Coach Corp.    49,200                                         952
     Myers Industries, Inc.    55,887                                     836
     Oshkosh Truck Corp.    44,000                                      1,715
     Polaris Industries, Inc.    61,400                                 2,376
     Superior Industries International, Inc.    66,400                  2,673
   o Tower Automotive, Inc.    114,700                                  1,216
  o+ United Rentals, Inc.    181,500                                    3,634
     Winnebago Industries, Inc.    52,900                                 965
                                                                       ------
                                                                       32,327
     BANKS  5.6%
     ---------------------------------------------------------------------------
     Albama National Bancorp.    31,500                                   900
     Anchor Bancorp. Wisconsin, Inc.    59,400                            918
   + Boston Private Financial Holdings, Inc.    40,500                    794
   + Century South Banks, Inc.    36,500                                1,185
     Chemical Financial Corp.    54,626                                 1,336
     Chittenden Corp.    67,300                                         2,019
     Community First Bankshares, Inc.    108,700                        2,284
     Corus Bankshares, Inc.    37,600                                   1,927
   + Dime Community Bancshares    30,200                                  888
     East-West Bancorp., Inc.    58,700                                 1,219
     F&M National Corp.    72,921                                       2,753
     F.N.B. Corp.    57,523                                             1,490
     First Bancorp. Puerto Rico    68,000                               1,748
     First Busey Corp., Class A    35,400                                 737
   + First Charter Corp.    80,700                                      1,291
     First Citizens Bancshares, Class A    29,700                       2,801
     First Commonwealth Financial Corp.    149,700                      1,793
   + First Federal Capital Corp.    47,000                                728
     First Financial Bancorp.    121,330                                1,865
     First Financial Bancshares, Inc.    26,900                         1,026
   + First Merchants Corp.    30,900                                      695
   + First Midwest Bancorp., Inc.    106,800                            3,021
  o+ Firstfed Financial Corp.    45,100                                 1,353
     Frontier Financial Corp.    52,300                                 1,194
   + GBC Bancorp. California    30,700                                    763
     Hancock Holding Co.    29,045                                      1,118
     Harbor Florida Bancshares, Inc.    63,900                          1,019
   + Harleysville National Corp.    22,400                                856
   + Hudson United Bancorp.    137,326                                  3,263
     Independence Community Bank    161,300                             2,984
     Integra Bank Corp.    45,270                                       1,058
     Irwin Financial Corp.    54,300                                    1,086
     MAF Bancorp., Inc.    59,725                                       1,610
     Mid-America Bancorp.    28,900                                       701
     Mid-State Bancshares    55,800                                       826
     National Penn Bancshares, Inc.    50,303                           1,117
   + NBT Bancorp., Inc.    60,700                                         932
     New York Community Bancorp., Inc.    116,645                       3,937
   + OceanFirst Financial Corp.    27,700                                 620
     Park National Corp.    28,320                                      2,322
     PFF Bancorp., Inc.    34,600                                         749
     Provident Bankshares Corp.    72,394                               1,620
     Republic Bancorp.    126,500                                       1,676
     Richmond County Financial Corp.    70,200                          2,369


                                           SEE THE FINANCIAL NOTES, WHICH     53
                                           ARE INTEGRAL TO THIS INFORMATION.  ==

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
     Riggs National Corp., Washington D.C.    72,700                    1,152
     S&T Bancorp., Inc.    68,800                                       1,548
  o+ S1 Corp.    144,500                                                  961
     The South Financial Group, Inc.    110,700                         1,838
     Sterling Bancshares, Inc.    67,300                                1,213
     Susquehanna Bancshares, Inc.    101,275                            1,832
     Texas Regional Bancshares, Inc., Class A    42,530                 1,531
     The Trust Co. of New Jersey    50,400                                902
     Trustco Bank Corp.    157,887                                      1,934
   + UCBH Holdings, Inc.    47,800                                      1,320
     UMB Financial Corp.    56,518                                      2,088
     United Bankshares, Inc.    108,300                                 2,491
     United Community Financial Corp.    96,800                           639
     United National Bancorp.    39,900                                   789
     Wesbanco, Inc.    46,700                                             983
     Whitney Holding Corp.    59,300                                    2,366
                                                                       ------
                                                                       90,178
     BUSINESS MACHINES & SOFTWARE  3.6%
     ---------------------------------------------------------------------------
   o Activision, Inc.    67,100                                         1,829
  o+ Adaptec, Inc.    254,500                                           2,861
     Analogic Corp.    34,300                                           1,646
  o+ AremisSoft Corp.    87,800                                         1,563
   o Artesyn Technologies, Inc.    98,100                               1,487
   o Auspex Systems, Inc.    109,500                                      441
   o Avocent Corp.    112,686                                           2,805
   o Black Box Corp.    50,500                                          2,939
   o Borland Software Corp.    156,900                                  1,503
   o+ Caci International, Inc., Class A    30,000                       1,004
   o Concurrent Computer Corp.    140,700                                 753
     Fair, Isaac & Co., Inc.    38,100                                  2,645
     IKON Office Solutions, Inc.    362,100                             2,245
 =o+ Informix Corp.    723,400                                          3,617
  o+ Input/Output, Inc.    130,600                                      1,450
  o+ Intergraph Corp.    126,300                                        1,660
   o InterVoice-Brite, Inc.    82,800                                     860
   o Iomega Corp.    698,600                                            2,368
   o LTX Corp.    124,700                                               3,357
   o Maxtor Corp.    300,000                                            2,394
   o Micron Electronics, Inc.    240,400                                  459
   o MICROS Systems, Inc.    44,800                                       960
  o+ MIPS Technology, Inc., Class A    100,400                          1,953
  o+ Neose Technologies, Inc.    35,100                                   957
   o Netegrity, Inc.    79,850                                          3,193
   o Renaissance Learning, Inc.    89,600                               3,271
   o SCM Microsystems, Inc.    37,900                                     406
  o+ Silicon Graphics, Inc.    487,800                                  1,278
  o+ Storage Technology Corp.    268,200                                3,430
   o Systems & Computer Technology Corp.    84,400                        740
  o+ The Titan Corp.    138,500                                         2,313
                                                                       ------
                                                                       58,387
     BUSINESS SERVICES  11.7%
     ---------------------------------------------------------------------------
   + Aaron Rents, Inc.    51,000                                          877
     Aaron Rents, Inc., Class A    51,000                                 803
     ABM Industries, Inc.    60,100                                     1,858
   o Actel Corp.    61,900                                              1,427
   o Actuate Corp.    149,200                                           1,866
  o+ Administaff, Inc.    70,500                                        1,700
 =o4 Advent Software, Inc.    80,600                                    4,512
   o Advo, Inc.    54,000                                               1,754
   o Alliance Semiconductor Corp.    110,200                            1,588
  o+ American Management Systems, Inc.    106,200                       2,236
  o+ American Superconductor Corp.    52,300                              816
   o Aspen Technology, Inc.    76,600                                   1,613
   o Avant! Corp.    98,100                                             1,912
   o Bell & Howell Co.    61,200                                        1,591
   o BindView Development Corp.    130,200                                344
  o+ Bottomline Technologies, Inc.    31,300                              112
     Bowne & Co., Inc.    85,800                                          858
     Brady Corp., Class A    59,900                                     1,965
  o+ Bright Horizons Family Solutions, Inc.    29,900                     743
  o+ Cacheflow, Inc.    110,500                                           606
  o+ Career Education Corp.    52,600                                   2,648

54  SEE THE FINANCIAL NOTES, WHICH
==  ARE INTEGRAL TO THIS INFORMATION

                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
  o+ Carreker Corp.    53,800                                           1,316
   o CDI Corp.    49,000                                                  723
   + Chemed Corp.    28,000                                               960
  o+ Ciber, Inc.    154,000                                               947
  o+ Clarent Corp.    99,700                                              927
  o+ Coinstar, Inc.    52,100                                             959
   o Complete Business Solutions, Inc.    81,000                          864
  o+ Corporate Executive Board Co.    92,500                            3,075
  o+ CuraGen Corp.    109,700                                           3,609
   o Dendrite International, Inc.    102,350                            1,231
  o+ Digex, Inc.    63,100                                                787
   o Echelon Corp.    97,400                                            1,769
   o Eclipsys Corp.    112,100                                          2,263
  o+ Education Management Corp.    76,900                               2,403
  o+ Entrust Technologies, Inc.    163,000                              1,025
   o F.Y.I., Inc.    42,100                                             1,463
   o FileNet Corp.    88,800                                            1,243
   o Forrester Research, Inc.    55,300                                 1,278
  o+ Freemarkets, Inc.    99,500                                          954
     G&K Services, Inc., Class A    53,150                              1,018
   o Gartner, Inc., Class B    222,600                                  1,732
  o+ Gentiva Health Services    52,300                                    975
  o+ Genzyme Transgenics Corp.    72,300                                  455
     Great American Financial Resources, Inc.    109,650                1,864
   o GTECH Holdings Corp.    88,300                                     2,879
  o+ Heidrick & Struggles International, Inc.    50,200                 1,268
  o+ HNC Software, Inc.    82,600                                       2,249
  o+ Horizon Offshore, Inc.    58,700                                   1,423
   o Hyperion Solutions Corp.    85,245                                 1,433
  o+ Identix Inc.    84,700                                               665
   o IDT Corp.    57,400                                                1,243
   o IDX Systems Corp.    72,400                                        1,503
  o+ Impath, Inc.    41,300                                             1,292
   o Infocus Corp.    98,300                                            1,918
  o+ Integrated Silicon Solutions, Inc.    66,500                         996
  o+ Intertrust Technologies Corp.    216,300                             740
     John H. Harland Co.    73,000                                      1,586
  o+ Kana Communications, Inc.    229,600                                 289
  o+ Keane, Inc.    178,000                                             3,159
  o+ Korn/Ferry International    96,100                                 1,730
   o Kronos, Inc.    33,150                                             1,128
   o Learning Tree International, Inc.    55,000                        1,161
  o+ Legato Systems, Inc.    225,500                                    2,983
  o+ Mapinfo Corp.    38,100                                            1,199
   o MAXIMUS, Inc.    54,400                                            1,926
  o+ Maxygen, Inc.    85,900                                            1,266
   o MemberWorks, Inc.    40,700                                        1,003
     Mentor Corp.    61,800                                             1,421
   o Mercury Computer Systems, Inc.    56,300                           2,859
  o+ Metricom, Inc.    75,100                                             250
  o+ Metro One Telecommunications Corp.    41,100                       1,740
   o Modis Professional Services, Inc.    246,400                       1,281
   o Mpower Communications Corp.    151,050                               332
   o MRO Software, Inc.    57,100                                         866
   o Multex.com, Inc.    80,600                                         1,290
   + National Service Industries, Inc.    106,100                       2,557
   o Natural MicroSystems Corp.    94,300                                 721
  o+ NCO Group, Inc.    65,500                                          1,769
  o+ Netscout Systems, Inc.    76,100                                     628
   o Network Associates, Inc.    355,000                                3,916
  o+ Neurocrine Biosciences, Inc.    64,400                             1,633
   o NYFIX, Inc.    64,550                                              1,587
  o+ Oak Technology, Inc.    142,800                                    1,591
   o On Assignment, Inc.    59,300                                      1,015
  o+ Onyx Software Corp.    103,500                                       416
   o Paxar Corp.    108,035                                             1,273
   o Performance Food Group Co.    44,800                               2,418
  o+ Perot Systems Corp., Class A    250,600                            2,686
   o Phoenix Technologies Ltd.    65,100                                  706
     Pittston Brink's Group    132,700                                  2,827
  o+ Planar Systems, Inc.    29,300                                       684
     PolyOne Corp.    241,000                                           2,036
  o+ Portal Software, Inc.    441,800                                   3,888
   o Pre-Paid Legal Services, Inc.    58,300                            1,283
   o ProBusiness Services, Inc.    61,000                               1,376

                                          SEE THE FINANCIAL NOTES, WHICH      55
                                          ARE INTEGRAL TO THIS INFORMATION.   ==

SCHWAB SMALL-CAP INDEX FUND(R)--FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
  o+   Profit Recovery Group
       International, Inc. 124,100                          794
   o   Progress Software Corp. 90,200                     1,276
   o   Prosofttraining.com 56,600                           173
   o   Proxim, Inc. 67,800                                  943
  o+   PurchasePro.com, Inc. 170,900                        480
   o   R.H. Donnelley Corp. 81,100                        2,311
   o   Radiant Systems, Inc. 71,000                       1,193
   o   RadiSys Corp. 45,100                                 952
   o   Remedy Corp. 78,900                                1,383
   o   Rural Cellular Corp., Class A. 27,600              1,033
  o+   SBS Technologies, Inc.  36,600                       732
   o   Seachange International, Inc. 56,750                 931
   o   Seacor Smit, Inc. 44,850                           2,054
  o+   Silver Stream Software, Inc. 55,400                  535
   o   SONICblue, Inc. 238,100                            1,164
       Spartech Corp. 67,800                              1,220
       Standard Register Co. 70,200                       1,130
  o+   Stericycle, Inc. 39,800                            1,668
       Strayer Education, Inc. 40,900                     1,706
   o   Structural Dynamics Research
       Corp. 90,500                                       1,493
   o   Sylvan Learning Systems, Inc. 96,000               1,941
  o+   Symyx Technologies, Inc. 77,200                    2,154
  o+   Take-Two Interactive Software
       Corp. 84,300                                       1,175
  o+   Teledyne Technologies, Inc. 80,500                 1,059
   o   Tetra Tech, Inc. 104,175                           2,544
   o   Transaction Systems Architects, Inc.,
       Class A 94,000                                       793
   o   Unify Corp. 38,300                                    11
   o   URS Corp. 42,900                                     922
  o+   Va Linux Systems, Inc. 131,300                       377
  o+   Ventiv Health, Inc. 58,800                           787
  o+   Verity, Inc. 87,100                                1,961
  o+   VerticalNet, Inc. 217,600                            420
   o   Volt Information Sciences, Inc. 38,100               652
       WABTEC 132,679                                     1,773
   o   The Wackenhut Corp., Class A 38,600                  635
       Wallace Computer Services, Inc. 103,300            1,849
   o   Washington Group International,
       Inc. 129,500                                         142
                                                      ---------
                                                        188,123

       CHEMICAL  2.4%
       --------------------------------------------------------
       A. Schulman, Inc. 73,400                             857
   o   Airgas, Inc. 172,800                               1,547
       Albemarle Corp. 118,300                            2,763
   +   Arch Chemicals, Inc. 57,000                        1,112
       Cambrex Corp. 65,800                               3,061
       Chemfirst, Inc. 38,700                               995
   +   Crompton Corp. 290,600                             2,944
       Ferro Corp. 88,000                                 1,837
   +   GenTek, Inc. 52,100                                  643
   +   Georgia Gulf Corp. 81,800                          1,503
       H.B. Fuller Co. 37,500                             1,550
   o   International Specialty Products,
       Inc. 171,000                                       1,530
       MacDermid, Inc. 80,900                             1,398
       Millennium Chemicals, Inc. 164,400                 2,762
       Olin Corp. 113,100                                 2,143
   +   Omnova Solutions, Inc. 101,400                       657
       Rollins, Inc. 76,300                               1,424
   +   RPM, Inc. 263,643                                  2,515
  o+   SurModics, Inc. 44,100                             2,438
       Tredegar Corp. 97,200                              1,900
       WD-40 Co. 41,200                                     742
       Wellman, Inc. 82,000                               1,529
                                                      ---------
                                                         37,850

       CONSTRUCTION  2.2%
       --------------------------------------------------------
  o+   Beazer Homes USA, Inc. 21,700                      1,267
       Centex Construction Products,
       Inc. 47,600                                        1,360
  o+   CoorsTek, Inc. 28,100                              1,033
   o   Dal-Tile International, Inc. 144,200               2,149
   o   Del E. Webb Corp. 47,900                           1,619
   o   Dycom Industries, Inc. 108,800                     1,788
       Elcor Corp. 48,350                                   762
  o+   EMCOR Group, Inc. 28,000                             993
       Florida Rock Industries, Inc. 48,800               1,903


 56    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       Granite Construction, Inc. 106,425                 2,733
   o   Insituform Technologies, Inc.,
       Class A 69,000                                     2,380
   +   Interface, Inc., Class A 132,000                   1,018
       MDC Holdings, Inc. 61,140                          2,630
   o   NCI Building Systems, Inc. 46,300                    556
  o+   Palm Harbor Homes, Inc. 57,200                     1,030
       The Ryland Group, Inc. 35,200                      1,672
   o   Simpson Manufacturing Co., Inc. 32,300             1,568
       Standard Pacific Corp. 77,500                      1,581
       Texas Industries, Inc. 54,300                      1,667
       United Dominion Industries Ltd. 100,600            2,631
   +   USG Corp. 110,200                                  1,198
       Walter Industries, Inc. 118,100                    1,336
  o+   Wesco International, Inc. 103,000                    768
                                                      ---------
                                                         35,642

       CONSUMER: DURABLE  1.2%
       --------------------------------------------------------
  o+   FuelCell Energy, Inc. 42,200                       2,908
   o   Furniture Brands International,
       Inc. 127,600                                       2,893
   o   Genlyte Group, Inc. 34,300                           955
       Kimball International, Inc.,
       Class B 100,500                                    1,487
       La-Z-Boy, Inc. 155,900                             2,806
  o+   Linens 'N Things, Inc. 104,600                     2,825
   o   Rent-A-Center, Inc. 64,600                         2,339
       SLI, Inc. 88,650                                     625
   +   Sturm, Ruger & Co., Inc. 68,900                      675
   +   Thomas Industries, Inc. 39,800                     1,039
       Toro Co. 32,000                                    1,477
                                                      ---------
                                                         20,029


       CONSUMER: NONDURABLE  3.3%
       --------------------------------------------------------
   +   American Greetings Corp.,
       Class A 164,300                                    1,891
       Applebee's International, Inc. 66,100              2,770
       CBRL Group, Inc. 144,100                           2,846
   o   CEC Entertainment, Inc. 70,500                     3,613
  o+   Championship Auto Racing Teams,
       Inc. 40,500                                          666
   +   Churchill Downs, Inc. 34,800                       1,079
       Dover Downs Entertainment, Inc. 96,500             1,206
  o+   Factory 2-U Stores, Inc. 33,800                      880
   o   Fossil, Inc. 78,600                                1,475
   o   IHOP Corp. 51,700                                  1,070
  o+   Isle of Capris Casinos, Inc. 78,500                  717
   o   Jack in the Box, Inc. 99,400                       2,631
   +   Lancaster Colony Corp.  96,900                     2,923
       The Marcus Corp. 74,625                            1,125
   o   Midway Games, Inc. 96,566                            956
   o   O'Charleys, Inc. 47,800                              942
       Oneida Ltd. 41,800                                   679
  o+   P.F. Chang's China Bistro, Inc. 26,400             1,025
   o   Papa John's International, Inc. 59,400             1,657
  o+   Rare Hospitality International,
       Inc. 48,400                                        1,353
       Regis Corp. 105,750                                1,956
       Ruby Tuesday, Inc. 163,548                         3,116
       Russ Berrie & Co., Inc. 50,400                     1,197
   o   Ryan's Family Steak Houses, Inc. 82,300              986
  o+   SCP Pool Corp. 44,500                              1,402
  o+   Service Corp. International 707,200                3,303
   o   Sonic Corp. 68,700                                 1,915
   o   The Topps Co., Inc. 116,200                        1,145
   o   Trans World Entertainment Corp. 119,550            1,072
   o   Triarc Cos., Inc. 57,900                           1,482
       Tupperware Corp. 148,500                           3,270
  o+   World Wrestling Federation
       Entertainment, Inc. 41,800                           570
                                                      ---------
                                                         52,918

       CONTAINERS  0.3%
       --------------------------------------------------------
  o+   AEP Industries, Inc. 20,900                        1,102
   +   Crown Cork & Seal Co., Inc. 324,500                1,399
       Greif Brothers Corp., Class A 58,100               1,680
  o+   Mobile Mini, Inc. 30,800                             912
                                                      ---------
                                                          5,093


       ELECTRONICS  9.0%
       --------------------------------------------------------
  o+   Allen Telecom, Inc. 71,900                           944
   o   Alliant Techsystems, Inc. 37,700                   3,551
   o   Anadigics, Inc. 76,700                             1,361


                                         SEE THE FINANCIAL NOTES, WHICH      57
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.


                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
  o+   Anaren Microwave, Inc. 57,400                        976
   o   Anixter International, Inc. 96,500                 2,543
  o+   Antec Corp. 98,600                                   812
  o+   Aspect Communications Corp. 126,500                  665
  o+   AstroPower, Inc. 36,600                            1,533
   o   Asyst Technologies, Inc. 89,300                    1,657
   o   ATMI, Inc. 78,700                                  2,072
  o+   Avid Technology, Inc. 65,400                       1,135
   o   Aware, Inc. 58,200                                   467
  o+   AXT, Inc. 56,500                                   1,776
       Belden, Inc. 62,600                                1,478
   o   Benchmark Electronics, Inc. 50,600                 1,290
   o   Brooks Automation, Inc. 45,400                     2,842
       C&D Technologies, Inc. 67,300                      2,388
   o   C-COR.net Corp. 84,000                               605
   o   Cable Design Technologies Corp. 112,975            1,679
  o+   Caliper Technologies Corp. 60,900                  1,401
  o+   Celeritek, Inc. 28,900                               374
  o+   Checkpoint Systems, Inc. 77,300                      723
   o   Coherent, Inc. 70,800                              2,797
       Cohu, Inc. 52,400                                    948
  o+   CommScope, Inc. 131,700                            2,486
   o   Computer Network Technology Corp. 74,900             756
   o   Cox Radio, Inc., Class A 104,600                   2,699
   +   CTS Corp. 71,600                                   1,718
   o   Cyberonics, Inc. 47,200                              538
   o   Data Broadcasting Corp. 234,700                    1,690
   o   Dionex Corp. 58,300                                1,747
   o   DMC Stratex Networks, Inc. 188,900                 1,449
   o   DSP Group, Inc. 69,400                             1,505
   o   Dupont Photomasks, Inc. 45,200                     2,522
  o+   Electro Rent Corp. 63,000                            961
   o   Electro Scientific Industries,
       Inc. 71,100                                        2,548
   o   Electroglas, Inc. 53,800                             843
o+10   Electronics for Imaging, Inc. 144,800              4,025
  o+   Esterline Technologies Corp. 52,400                1,022
   o   Exar Corp. 100,800                                 2,933
  o+   Excel Technology, Inc. 30,700                        658
   o   General Semiconductor, Inc. 96,900                 1,118
   o   Genrad, Inc. 77,300                                  564
  o+   Glenayre Technologies, Inc. 158,200                  320
       Harman International Industries,
       Inc. 82,800                                        2,629
  o+   Harmonic, Inc. 149,465                               665
   o   Hearst-Argyle Television, Inc. 131,400             3,022
   o   Hutchinson Technology, Inc. 64,000                   991
  o+   Imation Corp. 90,500                               2,088
  o+   Intermagnetics General Corp. 38,700                  952
   o   Kent Electronics Corp. 74,600                      1,611
   o   Kopin Corp. 163,200                                1,147
   o   Kulicke & Soffa Industries, Inc. 125,000           2,094
   o   Littelfuse, Inc. 52,000                            1,394
  o+   Loral Space & Communications
       Corp. 762,200                                      1,806
   o   MEMC Electronic Materials, Inc. 178,504            1,382
       Methode Electronics, Inc.,
       Class A 92,150                                       527
   o   Microsemi Corp. 36,900                             1,415
   o   MRV Communications, Inc. 186,600                   1,416
  o+   Netro Corp. 125,800                                  577
  o+   Novoste Corp. 40,000                                 813
       Park Electrochemical Corp. 41,550                    976
  o+   Parkervision, Inc. 35,400                          1,009
   o   Paxson Communications Corp. 143,200                1,827
  o+   Pericom Semiconductor Corp. 64,100                 1,153
   o   Photronics, Inc. 76,600                            2,199
   o   Pinnacle Systems, Inc. 130,200                     1,383
       Pioneer Standard Electronics,
       Inc. 71,000                                          852
   o   Plexus Corp. 107,800                               3,312
   o   Power Intergrations, Inc. 71,900                   1,342
   o   PRI Automation, Inc. 64,600                        1,235



 58    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
   o   Rayovac Corp. 70,000                               1,456
   o   Remec, Inc. 114,050                                1,250
  o+   Rogers Corp. 39,800                                1,134
  o+   Semitool, Inc. 71,100                                774
   o   Silicon Valley Group, Inc. 89,900                  2,842
  o+   Sipex Corp. 58,200                                   701
   o   Spectra-Physics Lasers, Inc. 43,500                  806
  o+   Standard Microsystems Corp. 41,000                   574
  o+   Symmetricom, Inc. 60,900                             885
   +   Thomas & Betts Corp. 148,900                       3,078
   o   THQ, Inc. 52,900                                   2,015
   o   Three-Five Systems, Inc. 55,649                      888
  o+   Tollgrade Communications, Inc. 33,500                919
   o   Tweeter Home Entertainment Group,
       Inc. 48,100                                        1,203
  o+   Valence Technology, Inc. 101,000                     561
  o+   Varian Semiconductor Equipment 84,000              3,826
  o+   Varian, Inc. 85,900                                2,776
       Vector Group Ltd. 66,000                           2,383
  o+   Viasat, Inc. 56,600                                  992
  o+   Virata Corp. 161,700                               2,199
  o+   VISX, Inc. 157,400                                 3,187
   o   Western Digital Corp. 446,900                      2,378
   o   Zoran Corp. 44,200                                   992
                                                      ---------
                                                        145,755

       ENERGY: RAW MATERIALS  3.5%
       --------------------------------------------------------
       Arch Coal, Inc. 112,200                            3,473
   o   Atwood Oceanics, Inc. 36,600                       1,634
       Cabot Oil & Gas Corp., Class A 75,800              2,192
  o+   Comstock Resources, Inc. 75,100                      811
   o   Dril-Quip, Inc. 45,200                             1,474
  o+   Energy Conversion Devices, Inc. 49,100             1,334
   o   Evergreen Resources, Inc. 47,500                   2,021
   o   Forest Oil Corp. 70,100                            2,282
   o   Grey Wolf, Inc. 464,700                            2,974
   o   Key Energy Services, Inc. 253,300                  3,336
  o+   KEY Production Co., Inc. 36,000                      808
   o   Kirby Corp. 62,100                                 1,372
  +5   Massey Energy Co. 194,900                          4,387
       McDermott International, Inc. 155,800              1,902
   o   Newpark Resources, Inc. 179,900                    1,668
  o+   Offshore Logistics, Inc. 54,600                    1,447
   o   Parker Drilling Co. 236,200                        1,476
   +   Penn Virginia Corp. 22,600                         1,006
  o+   Plains Resources, Inc. 45,700                      1,108
  o+   Prima Energy Corp. 32,200                          1,021
  o+   Range Resources Corp. 128,700                        766
  o+   Seitel Corp. 62,300                                1,215
  o+   Southwestern Energy Co. 64,400                       847
  o+   Swift Energy Co. 63,000                            2,007
   o   Tom Brown, Inc. 99,300                             2,542
  o+   Trico Marine Services, Inc. 93,800                 1,358
  o+   Unit Corp. 92,700                                  1,878
       USEC, Inc. 206,700                                 1,722
   o   UTI Energy Corp. 98,000                            3,371
       Western Gas Resources, Inc. 83,400                 3,316
                                                      ---------
                                                         56,748

       FOOD & AGRICULTURE  2.6%
       --------------------------------------------------------
   o   Agribrands International, Inc. 25,100              1,367
   o   American Italian Pasta Co.,
       Class A 44,800                                     1,595
       Bob Evans Farms, Inc. 90,400                       1,718
  o+   Cadiz, Inc. 91,400                                   847
       Coca-Cola Bottling Co.
       Consolidated 22,200                                  882
   +   Corn Products International,
       Inc. 91,800                                        2,249
   +   Dean Foods Co. 92,150                              3,410
  o+   Del Monte Foods Co. 133,200                        1,106
       Delta & Pine Land Co. 99,400                       2,376
       Dole Food Co., Inc. 143,000                        2,145
       Dreyer's Grand Ice Cream, Inc. 71,900              1,850
       Earthgrains Co. 108,900                            2,450
       Fleming Cos., Inc. 101,800                         2,998
   o   Fresh Del Monte Produce, Inc. 138,500                942
   o   Hain Celestial Group, Inc. 85,000                  2,127
   +   International Multifoods Corp. 48,700                910
   +   Interstate Bakeries Corp. 130,000                  1,824
   +   J.M. Smucker Co. 61,700                            1,614
       Lance, Inc. 73,100                                   863
   +   Lindsay Manufacturing Co. 30,600                     572
   o   Ralcorp Holdings, Inc. 76,366                      1,275
   o   The Scotts Co., Class A 74,800                     3,127


                                         SEE THE FINANCIAL NOTES, WHICH      59
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       Sensient Technologies Corp. 125,000                2,250
   o   United Natural Foods, Inc. 46,800                    653
                                                      ---------
                                                         41,150

       GOLD  0.3%
       --------------------------------------------------------
  +8   Homestake Mining Co. 681,300                       4,244


       HEALTHCARE / DRUGS & MEDICINE  11.1%
       --------------------------------------------------------
  o+   Abiomed, Inc. 53,200                               1,021
  o+   Acacia Research Corp. 39,200                         445
  o+   Accredo Health, Inc. 66,100                        2,251
  o6   AdvancePCS Corp. 76,100                            4,383
  o+   Alexion Pharmaceuticals, Inc. 46,500               1,085
  o+   Alliance Pharmaceutical Corp. 127,200                611
  o+   Ameripath, Inc. 63,600                             1,587
  o+   Amylin Pharmaceuticals, Inc. 161,500               1,741
  o+   Aphton Corp. 40,400                                  693
  o+   Arqule, Inc. 41,500                                  643
       Arrow International, Inc. 57,200                   2,179
  o+   Arthrocare Corp. 56,800                            1,067
  o+   Aurora Biosciences Corp. 57,400                    1,332
  o+   Avant Immunotherapeutics, Inc. 142,200               705
   o   Avigen, Inc. 50,500                                  925
   o   Beverly Enterprises, Inc. 268,300                  1,959
   o   Bio-Rad Laboratories, Inc.,
       Class A 33,500                                     1,374
   o   Bio-Technology General Corp. 140,600               1,119
  o+   Biopure Corp. 64,000                               1,709
  o+   Biosite Diagnostics, Inc. 37,200                   1,840
  o+   Cell Genesys, Inc. 88,000                          1,392
  o+   Cell Therapeutics, Inc. 76,700                     1,914
   o   Cerus Corp. 37,300                                 2,072
  o+   Cima Labs, Inc. 37,900                             2,124
   o   Conmed Corp. 40,000                                  864
       Cooper Cos., Inc. 38,400                           1,705
  o+   Corixa Corp. 102,800                               1,496
  o+   Corvel Corp. 20,600                                  751
   o   Covance, Inc. 148,600                              2,444
  o+   Cryolife, Inc. 48,600                              1,288
  o+   Cubist Pharmaceuticals, Inc. 71,400                2,222
   o   CV Therapeutics, Inc. 51,000                       2,413
       Datascope Corp. 39,200                             1,485
       Diagnostic Products Corp. 37,200                   2,447
  o+   Edwards Lifesciences Corp. 152,100                 3,293
  o+   Emisphere Technologies, Inc. 45,600                  789
   o   Entremed, Inc. 46,200                                908
   o   Enzo Biochem, Inc. 68,965                          1,531
  o+   Genaissance Pharmaceuticals,
       Inc. 58,600                                          660
  o+   Gene Logic, Inc. 66,000                            1,195
  o+   Genta, Inc. 120,500                                1,048
  o+   Geron Corp. 55,800                                   772
  o+   Guilford Pharmaceuticals,
       Inc. 67,100                                        1,343
   o   Haemonetics Corp. 65,700                           2,135
       Hooper Holmes, Inc. 169,100                        1,733
  o+   I-Stat Corp. 46,500                                  810
   o   Idexx Laboratories, Inc. 86,400                    2,342
  o+   Ilex Oncology, Inc. 64,000                         1,184
   o   Immungen, Inc. 99,100                              1,979
  o+   Immunomedics, Inc. 126,800                         1,735
  o+   Inamed Corp. 53,600                                1,124
       Invacare Corp. 78,200                              2,760
   o   Isis Pharmaceuticals, Inc. 102,300                 1,125
   o   KV Pharmaceutical Co., Class A 75,650              1,645
  o+   LifePoint Hospitals, Inc. 98,700                   3,427
   o   Ligand Pharmaceuticals, Inc.,
       Class B 67,500                                       785
  o+   Martek Biosciences Corp. 48,800                      747
  o+   Matrix Pharmaceuticals, Inc. 66,900                  663
   o   Mid Atlantic Medical Services,
       Inc. 125,700                                       2,555
       Mine Safety Appliances Co. 34,400                    911
  o+   Molecular Devices Corp. 43,000                       828
   o   Myriad Genetics, Inc. 59,900                       3,172
   o   NBTY, Inc. 170,000                                 2,108
  o+   Neurogen Corp. 45,400                                998
  o+   Noven Pharmacuticals, Inc. 57,000                  1,224
  o+   NPS Pharmacuticals, Inc. 74,300                    2,244
  o7   Oakley, Inc. 178,900                               4,249


 60    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
   o   Ocular Sciences, Inc. 60,300                       1,085
  o+   OraSure Technologies, Inc. 93,100                    796
  o+   Organogenesis, Inc. 86,100                           788
       Owens & Minor, Inc. 85,700                         1,668
  o+   PacifiCare Health Systems, Inc. 88,200             3,121
  o+   Parexel International Corp. 63,300                   794
  o+   Pediatrix Medical Group, Inc. 41,700               1,115
   o   Perrigo Co. 190,000                                2,269
   o   Pharmaceutical Product Development,
       Inc. 65,600                                        3,906
   o   Pharmacopeia, Inc. 59,900                          1,168
   o   Pharmacyclics, Inc. 42,200                         1,266
  o+   PolyMedica Corp. 35,300                              959
   o   Province Healthcare Co. 80,600                     2,065
   o   PSS World Medical, Inc. 182,300                      829
  o+   Regeneration Technologies, Inc. 54,800               713
  o+   Regeneron Pharmaceuticals, Inc. 95,700             2,968
  o+   RehabCare Group, Inc. 42,600                       1,600
   o   Renal Care Group, Inc. 119,300                     3,410
  o+   Respironics, Inc. 77,900                           2,473
  o+   Scios, Inc. 101,100                                2,751
  o+   Serologicals Corp. 58,400                          1,038
   o   SICOR, Inc. 250,100                                3,729
   o   Steris Corp. 175,900                               3,198
  o+   Sunrise Assisted Living, Inc. 55,200               1,243
   o   SuperGen, Inc. 85,300                                921
   o   Syncor International Corp. 62,000                  2,186
  o+   Targeted Genetics Corp. 113,100                      503
   o   Techne Corp. 107,000                               3,435
  o+   Texas Biotech Corp. 106,000                          753
  o+   Thoratec Labs Corp. 140,600                        1,291
  o+   Titan Pharmaceuticals, Inc. 66,900                 2,358
   o   Transkaryotic Therapies, Inc. 58,400               1,100
 o+3   Triad Hospitals, Inc. 167,097                      5,138
  o+   Trimeris, Inc. 41,500                              1,460
  o+   TriPath Imaging, Inc. 69,700                         383
   o   US Oncology, Inc. 236,472                          2,116
  o+   Ventana Medical Systems 39,700                       959
   o   Vical, Inc. 50,900                                   738
  o+   Vion Pharmaceuticals, Inc. 63,800                    252
       West Pharmaceutical Services,
       Inc. 37,500                                        1,033
  o+   Xoma Ltd. 168,600                                  1,887
  o+   Zoll Medical Corp. 22,500                            552
                                                      ---------
                                                        179,325

       HOUSEHOLD PRODUCTS  0.4%
       --------------------------------------------------------
       Church & Dwight Co., Inc. 99,200                   2,380
   +   The Dial Corp. 244,500                             3,191
   o   Playtex Products, Inc. 155,900                     1,465
                                                      ---------
                                                          7,036

       INSURANCE  3.1%
       --------------------------------------------------------
       Alfa Corp. 100,800                                 1,991
       AmerUs Group Co. 77,600                            2,478
       Argonaut Group, Inc. 56,700                          969
   +   Baldwin & Lyons, Inc., Class B 32,100                832
       Brown & Brown, Inc. 75,300                         3,193
       CNA Surety Corp. 109,400                           1,493
       Commerce Group, Inc. 88,800                        3,058
       Delphi Financial Group, Inc.,
       Class A 52,871                                     1,680
       FBL Financial Group, Inc.,
       Class A 67,000                                     1,122
       Harleysville Group, Inc. 76,300                    2,058
       Hilb, Rogal & Hamilton Co. 35,300                  1,391
       Horace Mann Educators Corp. 104,300                1,769
       Kansas City Life Insurance Co. 32,300              1,221
   +   LandAmerica Financial Group,
       Inc. 36,000                                        1,080
       Liberty Corp. 51,500                               1,844
   o   Medical Assurance, Inc. 58,331                       900
   +   Midland Co. 22,800                                   832
  o+   National Western Life Insurance Co.,
       Class A 10,100                                     1,062
       Nationwide Financial Services, Inc.,
       Class A 61,887                                     2,535
       Ohio Casualty Corp. 155,000                        1,442
  o+   Philadelphia Consolidated
       Holding Co. 30,600                                   852
   +   PMA Capital Corp., Class A 54,100                    936
       Presidential Life Corp. 77,000                     1,329
       RLI Corp. 24,975                                     999


                                         SEE THE FINANCIAL NOTES, WHICH      61
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.


                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       Selective Insurance Group, Inc. 64,800             1,597
       State Auto Financial Corp. 98,000                  1,516
  o+   Stewart Information Services
       Corp. 36,100                                         610
       Trenwick Group Ltd. 93,850                         1,877
   o   Triad Guaranty, Inc. 35,500                        1,257
   o   UICI 121,300                                       1,097
       W.R. Berkley Corp. 74,200                          3,007
       Zenith National Insurance Corp. 45,000             1,187
                                                      ---------
                                                         49,214

       MEDIA  2.5%
       --------------------------------------------------------
   o   Ackerly Group, Inc. 59,800                           732
       Banta Corp. 64,300                                 1,678
  o+   Citadel Communications Corp. 95,200                2,429
  o+   Comcast Corp., Class A 56,200                      2,425
   o   Cymer, Inc. 78,300                                 2,572
  o+   Gartner Group, Inc., Class A 138,400               1,107
   o   Gaylord Entertainment Co. 86,500                   2,508
       Grey Global Group, Inc. 3,000                      1,826
  o+   Insight Communications Co. 126,400                 3,508
   o   Journal Register Co. 115,400                       1,823
   +   Media General, Inc., Class A 59,100                2,840
   o   Metromedia International Group,
       Inc. 240,800                                         657
   o   PanAmSat Corp. 50,100                              1,837
       Penton Media, Inc. 82,000                          1,615
  o+   Price Communications Corp. 144,200                 2,598
   +   Pulitzer, Inc. 24,200                              1,269
  o+   Salem Communications Corp.,
       Class A 45,700                                       740
   o   Sinclair Broadcast Group, Inc.,
       Class A 107,300                                      877
  o+   UnitedGlobalCom, Inc., Class A 216,400             3,468
  o+   Valuevision International, Inc.,
       Class A 99,700                                     1,770
   o   Young Broadcasting, Inc.,
       Class A 37,800                                     1,512
                                                      ---------
                                                         39,791

       MISCELLANEOUS  1.8%
       --------------------------------------------------------
  o+   Boca Resorts, Inc., Class A 103,600                1,189
  o+   C-Cube Microsystems, Inc. 127,300                  2,030
  o+   Choice One Communications, Inc. 97,600               805
  o+   Digital Island, Inc. 197,000                         487
  o+   Direct Focus, Inc. 60,900                          2,075
  o+   Ditech Communications Corp. 75,700                   921
  o+   Frontline Capital Group 93,800                       844
  o+   Intercept Group, Inc. 34,700                         982
   o   ITT Educational Services, Inc. 61,350              2,184
   +   Keithley Instruments, Inc. 40,700                  1,081
   o   MCSi, Inc. 32,400                                    583
  o+   Professional Detailing, Inc. 36,600                2,679
  o+   Radio One, Inc., Class A 58,900                    1,107
  o+   Silicon Image, Inc. 133,500                          567
  o+   Spherion Corp. 160,000                             1,307
  o+   Stratos Lightwave, Inc. 139,267                    1,113
  o+   Sybron Dental Specialties, Inc. 91,000             1,820
  o+   Trizetto Group, Inc. 86,400                        1,105
 o+2   Williams Communications Group,
       Inc. 1,267,300                                     5,728
                                                      ---------
                                                         28,607

       MISCELLANEOUS FINANCE  2.7%
       --------------------------------------------------------
       1st Source Corp. 51,334                              996
       Advanta Corp., Class A 69,709                      1,000
       Amcore Financial, Inc. 67,950                      1,359
       American Capital Strategies Ltd. 73,000            1,935
       Area Bancshares Corp. 62,400                         935
   o   BOK Financial Corp. 126,267                        3,024
       Cathay Bancorp., Inc. 23,200                       1,327
   +   Charter Municipal Mortgage Acceptance
       Co. 57,900                                           886
       Commercial Federal Corp. 139,700                   3,059
  o+   CompuCredit Corp. 119,600                          1,305
       CVB Financial Corp. 70,402                         1,105
  o+   Espeed, Inc., Class A 61,000                       1,635
       Financial Federal Corp. 42,000                     1,037
   +   First Financial Holdings, Inc. 34,500                695
       First Indiana Corp. 32,900                           813


 62    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       First Sentinel Bancorp., Inc. 88,962                 978
   +   International Bancshares Corp. 55,300              2,112
   +   Mississippi Valley Bancshares 25,400                 892
  o+   NextCard, Inc. 137,200                             1,486
       Northwest Bancorp., Inc. 120,949                   1,108
   o   Ocwen Financial Corp. 173,000                      1,668
       Pacific Capital Bancorp. 69,000                    1,890
       Promistar Financial Corp. 40,690                     730
   +   Resource America, Inc., Class A 45,000               531
   +   Seacoast Financial Services Corp. 65,600             872
       Southwest Securities Group 41,330                    915
       Staten Island Bancorp., Inc. 90,900                2,499
       Student Loan Corp. 52,700                          3,847
   +   Tucker Anthony Sutro 61,400                        1,276
       Value Line, Inc. 25,400                            1,016
                                                      ---------
                                                         42,931

       NON-FERROUS METALS  0.7%
       --------------------------------------------------------
   +   Brush Engineered Materials, Inc. 43,300              866
       Commercial Metals Co. 33,033                         852
  o+   Freeport-McMoran Copper & Gold, Inc.,
       Class A 143,900                                    1,835
   o   Kaiser Aluminum Corp. 200,000                        786
       Minerals Technologies, Inc. 53,000                 2,033
  o+   Mueller Industries, Inc. 86,500                    2,798
       Reliance Steel & Aluminum Co. 65,475               1,918
  o+   RTI International Metals, Inc. 53,400                753
                                                      ---------
                                                         11,841

       OIL: DOMESTIC  2.3%
       --------------------------------------------------------
   o   CAL Dive International, Inc. 84,200                2,358
   o   Global Industries Ltd. 238,200                     3,806
   o   Houston Exploration Co. 78,500                     2,551
  o+   HS Resources, Inc. 46,900                          2,327
  o+   Magnum Hunter Resources, Inc. 61,600                 690
  o+   McMoRan Exploration Co. 40,900                       544
  o+   Meridian Resource Corp. 137,800                    1,039
   +   Midcoast Energy Resources 33,000                     887
   o   Nuevo Energy Co. 45,500                              814
   +   Patina Oil & Gas Corp. 52,400                      1,362
       Pennzoil-Quaker State Co. 203,200                  2,887
   9   Pogo Producing Co. 138,600                         4,104
  o+   Prize Energy Corp. 34,400                            719
  o+   Remington Oil & Gas Corp. 54,900                     833
  o+   Spinnaker Exploration Co. 69,100                   3,144
       St. Mary Land & Exploration Co. 58,500             1,454
   o   Stone Energy Corp. 67,340                          3,347
   o   Superior Energy Services 174,200                   2,073
  o+   Syntroleum Corp. 84,700                            1,173
   o   Tesoro Petroleum Corp. 79,000                      1,177
                                                      ---------
                                                         37,289


       OPTICAL & PHOTO  0.3%
       --------------------------------------------------------
  o+   Concord Camera Corp. 69,000                          445
   o   Ingram Micro, Inc., Class A 187,700                2,718
       Polaroid Corp. 110,200                               391
  o+   Zygo Corp. 43,100                                  1,582
                                                      ---------
                                                          5,136

       PAPER & FOREST PRODUCTS  1.3%
       --------------------------------------------------------
   o   Buckeye Technologies, Inc. 88,900                  1,084
       Caraustar Industries, Inc. 67,800                    542
       Chesapeake Corp. 37,900                              919
       Longview Fibre Co. 132,200                         1,679
   +   Louisiana-Pacific Corp. 268,700                    3,292
   +   Pentair, Inc. 125,200                              3,852
       PH Glatfelter Co. 108,500                          1,562
   +   Potlatch Corp. 72,900                              2,555
   +   Rayonier, Inc. 69,500                              3,048
       Universal Forest Products, Inc. 51,300               841
       Wausau Mosinee Paper Corp. 131,925                 1,815
                                                      ---------
                                                         21,189


       PRODUCER GOODS & MANUFACTURING 7.4%
       --------------------------------------------------------
   o   Advanced Energy Industries, Inc. 82,300            2,857
       AGCO Corp. 184,500                                 1,605
   o   Albany International Corp.,
       Class A 78,083                                     1,548
       Ametek, Inc. 82,900                                2,289
       Applied Industrial Technologies,
       Inc. 51,600                                          976
       AptarGroup, Inc. 91,800                            2,899
   o   Astec Industries, Inc. 49,400                        934
       Baldor Electric, Co. 86,520                        1,805
       Barnes Group, Inc. 48,500                            970
  o+   BE Aerospace, Inc. 65,600                          1,410
   +   Briggs & Stratton Corp. 57,200                     2,317



                                         SEE THE FINANCIAL NOTES, WHICH      63
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       Clarcor, Inc. 62,850                               1,552
  o+   Cognex Corp. 112,700                               3,326
   o   Cuno, Inc. 42,900                                  1,095
       Curtiss-Wright Corp. 25,500                        1,158
   o   DiamondCluster International, Inc.,
       Class A 57,800                                     1,072
  o+   Elantec Semiconductor, Inc. 58,100                 1,930
   o   Encompass Services Corp. 163,433                     840
       Federal Signal Corp. 116,400                       2,662
   o   Flowserve Corp. 97,734                             2,766
       Franklin Electric Co., Inc. 14,100                 1,012
  o+   Gardner Denver, Inc. 40,000                          776
       Graco, Inc. 79,355                                 2,174
   +   Harsco Corp. 102,900                               2,912
       Helix Technology Corp. 58,400                      1,810
  o+   Hexcel Corp. 95,000                                  882
       Hughes Supply, Inc. 61,350                           928
       IDEX Corp. 77,825                                  2,444
   o   Ionics, Inc. 42,800                                1,031
       JLG Industries, Inc. 108,200                       1,331
       Kaydon Corp. 78,000                                1,998
       Kennametal, Inc. 79,400                            2,602
   +   Lennox International, Inc. 142,700                 1,524
       Libbey, Inc. 40,100                                1,347
       Lincoln Electric Holdings, Inc. 110,100            2,246
   o   Lone Star Technologies, Inc. 61,100                3,220
  o+   Magnetek, Inc. 58,000                                554
       Manitowoc Co., Inc. 63,662                         1,751
  o+   Mastec, Inc. 122,900                               1,802
       Matthews International Corp.,
       Class A 35,400                                     1,194
   o   Maverick Tube Corp. 86,600                         2,113
       Milacron, Inc. 88,200                              1,610
   o   MSC Industrial Direct Co.,
       Class A 90,800                                     1,457
       Nacco Industries, Inc., Class A 18,350             1,242
       Nordson Corp. 84,800                               2,282
  o+   Oceaneering International, Inc. 59,100             1,407
   +   Penn Engineering & Manufacturing
       Corp. 22,000                                         833
   o   Presstek, Inc. 84,000                              1,012
       Regal Beloit 54,100                                1,022
   +   Robbins & Myers, Inc. 28,800                         814
       Roper Industries, Inc. 78,900                      3,298
  o+   Safeguard Scientifics, Inc. 301,100                1,490
       Sauer-Danfoss, Inc. 116,000                        1,073
   o   Scott Technologies, Inc. 42,900                    1,008
   o   SPS Technologies, Inc. 34,000                      1,656
   +   Standex International Corp. 32,400                   776
       Steelcase, Inc., Class A 77,700                      963
       Stewart & Stevenson Services 73,300                1,638
       Tecumseh Products Co., Class A 49,600              2,445
       Tennant Co. 24,600                                 1,060
   o   Terex Corp. 69,900                                 1,370
   +   The Timken Co. 154,000                             2,633
   +   Trinity Industries, Inc. 95,050                    1,853
  o+   Triumph Group, Inc. 39,200                         1,650
       U.S. Industries, Inc. 199,400                      1,019
   o   UCAR International, Inc. 116,200                   1,387
   o   Ultratech Stepper, Inc. 55,200                     1,586
       Valmont Industries, Inc. 59,800                      896
       Watsco, Inc. 68,300                                  884
       Watts Industries, Inc., Class A 67,800             1,115
   o   WMS Industries, Inc. 81,500                        1,701
   +   Woodward Governor Co. 30,500                       1,998
       York International Corp. 97,800                    2,955
                                                      ---------
                                                        119,795


       RAILROAD & SHIPPING 0.6%
       -------------------------------------------------------
       Alexander & Baldwin, Inc. 103,700                  2,341
  o+   Kansas City Southern Industries,
       Inc. 150,300                                       1,925
  o+   OMI Corp. 152,000                                  1,128
       Overseas Shipholding Group, Inc. 87,800            2,660
   o   Wisconsin Central Transportation
       Corp. 118,300                                      1,900
                                                      ---------
                                                          9,954


       REAL PROPERTY  0.2%
       -------------------------------------------------------
  o+   CB Richard Ellis Services, Inc. 55,300               859
       LNR Property Corp. 62,600                          1,784
   o   Trammell Crow Co. 90,900                           1,021
                                                      ---------
                                                          3,664


 64    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       RETAIL  3.8%
       -------------------------------------------------------
   o   7-Eleven, Inc. 270,540                             2,678
   o   99 Cents Only Stores 132,100                       3,828
  o+   AnnTaylor Stores Corp. 75,200                      2,049
   +   Blockbuster, Inc., Class A 79,400                  1,481
  o+   Borders Group, Inc. 202,400                        3,765
       Burlington Coat Factory Warehouse
       Corp. 114,240                                      2,353
       Casey's General Stores, Inc. 126,200               1,522
   o   Charming Shoppes, Inc. 258,200                     1,578
       Claire's Stores, Inc. 129,475                      2,466
  o+   Coldwater Creek, Inc. 26,300                         514
   o   Cost Plus, Inc. 54,400                             1,295
   o   Duane Reade, Inc. 47,700                           1,616
       Great Atlantic & Pacific Tea Co.,
       Inc. 99,000                                        1,228
  o+   HOT Topic, Inc. 52,300                             1,748
   o   Insight Enterprises, Inc. 108,250                  2,890
   o   Intertan, Inc. 71,500                              1,002
   o   Lands' End, Inc. 77,300                            2,288
       Longs Drug Stores Corp. 96,600                     2,864
   o   OfficeMax, Inc. 289,200                            1,113
   o   PC Connection, Inc. 62,250                           834
   o   PETsMART, Inc. 288,300                             1,283
       Pier 1 Imports, Inc. 246,800                       2,739
 o+1   Rite Aid Corp. 880,100                             6,416
       Ruddick Corp. 117,700                              1,623
  o+   School Specialty, Inc. 45,500                      1,044
       Spiegel, Inc., Class A 337,600                     2,245
  o+   Stein Mart, Inc. 108,200                           1,162
   o   United Stationers, Inc. 87,900                     2,503
  o+   Zale Corp. 89,000                                  2,969
                                                      ---------
                                                         61,096


       STEEL  0.9%
       -------------------------------------------------------
   +   AK Steel Holding Corp. 277,300                     3,597
   +   Allegheny Technologies, Inc. 206,940               3,775
       Carpenter Technology Corp. 56,600                  1,483
   +   Quanex Corp. 35,200                                  729
   o   Steel Dynamics, Inc. 115,900                       1,662
   +   Worthington Industries, Inc. 219,400               2,622
                                                      ---------
                                                         13,868


       TELEPHONE  1.4%
       -------------------------------------------------------
  o+   Adtran, Inc. 101,400                               2,773
  o+   Airgate PCS, Inc. 34,000                           1,346
  o+   Boston Communications Group 41,200                   430
  o+   Commonwealth Telephone Enterprises,
       Inc. 58,400                                        1,976
  o+   Covad Communications Group, Inc. 462,600             458
   +   CT Communications, Inc. 48,400                       687
   +   Hickory Tech Corp. 35,900                            555
  o+   Illuminet Holdings, Inc. 84,100                    2,520
   o   Interdigital Communications
       Corp. 134,400                                      1,638
  o+   Intermedia Communications, Inc. 141,500            2,295
       ITC 159,200                                          850
   o   Leap Wireless International, Inc. 78,600           2,740
   o   NTELOS, Inc. 34,100                                  686
   o   Optical Cable Corp. 144,150                        1,968
  o+   RCN Corp. 222,300                                  1,000
                                                      ---------
                                                         21,922


       TOBACCO  0.2%
       -------------------------------------------------------
   +   Schweitzer-Mauduit International,
       Inc. 39,000                                          837
       Universal Corp. 70,500                             2,728
                                                          -----
                                                          3,565


                                            SEE THE FINANCIAL NOTES, WHICH   65
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                  ($ x 1,000)
       TRAVEL & RECREATION  1.4%
       -------------------------------------------------------
   o   AMERCO, Inc. 54,900                                1,011
   o   American Classic Voyages Co. 52,800                  501
   o   Anchor Gaming, Inc. 37,700                         2,055
   o   Argosy Gaming Co. 74,300                           2,073
   o   Aztar Corp. 102,200                                1,326
   o   Bally Total Fitness Holding Corp. 67,700           1,855
       Central Parking Corp. 92,700                       1,651
   o   Choice Hotels International,
       Inc. 135,200                                       1,960
   o   Dollar Thrifty Automotive Group,
       Inc. 62,500                                        1,381
   o   Intranet Solutions, Inc. 56,000                    1,852
   o   Prime Hospitality Corp. 116,500                    1,199
  o+   Speedway Motorsports, Inc. 108,600                 2,845
   o   Station Casinos, Inc. 155,600                      2,188
   o   Vail Resorts, Inc. 70,500                          1,445
                                                      ---------
                                                         23,342


       TRUCKING & FREIGHT  1.4%
       -------------------------------------------------------
   +   Airborne, Inc. 121,500                             1,113
  o+   Arkansas Best Corp. 51,600                         1,014
       Arnold Industries, Inc. 63,100                     1,126
   o   Forward Air Corp. 55,400                           1,922
   o   Fritz Cos., Inc. 94,300                            1,066
   o   Heartland Express, Inc. 66,247                     1,820
   o   J.B. Hunt Transport Services,
       Inc. 90,650                                        1,632
   o   Landstar Systems, Inc. 21,400                      1,397
   o   M.S. Carriers, Inc. 28,100                           868
       Roadway Express, Inc. 50,200                       1,225
   +   Ryder Systems, Inc. 155,300                        3,076
       USFreightways Corp. 66,500                         1,743
       Werner Enterprises, Inc. 120,862                   2,405
   o   XTRA Corp. 32,500                                  1,648
   o   Yellow Corp. 60,800                                1,108
                                                      ---------
                                                         23,163

       UTILITIES: ELECTRIC & GAS  4.4%
       --------------------------------------------------------
       AGL Resources, Inc. 139,000                        3,176
       American States Water Co. 27,100                     892
       Atmos Energy Corp. 99,900                          2,265
       Avista Corp. 121,200                               2,412
       Black Hills Corp. 67,100                           3,447
       California Water Service Group 38,500                994
       CH Energy Group, Inc. 44,100                       1,943
       Cleco Corp. 57,800                                 2,601
   o   Covanta Energy Corp. 128,900                       2,385
   o   El Paso Electric Co. 139,500                       1,967
       Empire District Electric Co. 45,900                  871
       Energen Corp. 79,500                               2,953
       Hawaiian Electric Industries,
       Inc. 86,000                                        3,197
       Laclede Gas Co. 49,100                             1,178
       Madison Gas & Electric Co. 41,900                    967
       New Jersey Resources Corp. 46,500                  2,013
       Northwest Natural Gas Co. 64,300                   1,427
       Northwestern Corp. 59,800                          1,495
       NUI Corp. 32,700                                     731
       Otter Tail Corp. 61,600                            1,663
       Philadelphia Suburban Corp. 136,300                3,176
       Piedmont Natural Gas Co., Inc. 83,100              2,954
       Public Service Co. of New Mexico 100,700           3,638
       RGS Energy Group, Inc. 89,600                      3,333
   +   Sierra Pacific Resources 202,900                   3,248
   +   SJW Corp. 9,500                                      767
   +   South Jersey Industries 30,500                       944
       Southwest Gas Corp. 80,500                         1,695
       UGI Corp. 72,000                                   1,904
       UIL Holdings Corp. 38,000                          1,860
       Unisource Energy Corp.
       Holding Co. 84,080                                 1,951
   o   Veritas DGC, Inc. 79,300                           2,577
  o+   Waste Connections, Inc. 67,900                     1,932
       WPS Resources Corp. 69,000                         2,278
                                                      ---------
                                                         70,834


 66    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

SHORT TERM INVESTMENTS
0.3% of investments


SECURITY                             FACE VALUE    MKT. VALUE
RATE, MATURITY DATE                  ($ x 1,000)   ($ x 1,000)
--------------------------------------------------------------

 Bank One Grand Cayman
 Time Deposit
  4.07%, 5/1/01                       1,423         1,423
 HSBC Bank USA, Grand Cayman
 Time Deposit
   4.07%, 5/1/01                      3,371         3,371
                                                   ------
                                                    4,794

U.S. TREASURY OBLIGATION
0.0% of investments

   =   U.S. Treasury Bill
        4.43%, 06/14/01                 275           274


================================================================================
END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


                                            SEE THE FINANCIAL NOTES, WHICH   67
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
Statement of
ASSETS AND LIABILITIES
As of April 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
==========================================================================
Investments, at market value (including $86,865
  of securities on loan)                                       $ 1,612,071  a
Collateral held for securities on loan                              94,394
Receivables:
  Fund shares sold                                                   2,749
  Dividends                                                            561
  Investments sold                                                      88
  Income from lending securities                                        62
Prepaid expenses                                              +         48
                                                              ------------
TOTAL ASSETS                                                     1,709,973

LIABILITIES
==========================================================================
Collateral held for securities on loan                              94,394
Payables:
Fund shares redeemed                                                 3,329
Investments bought                                                   2,519
Most recent daily change in value of futures                             3
Investment adviser and administrator fees                               39
Transfer agent and shareholder service fees                             28
Accrued expenses                                              +        186
                                                              ------------
TOTAL LIABILITIES                                                  100,498

NET ASSETS
================================================================================
TOTAL ASSETS                                                     1,709,973
TOTAL LIABILITIES                                             -    100,498
                                                              ------------
NET ASSETS                                                     $ 1,609,475

NET ASSETS BY SOURCE

Capital received from investors                                  1,567,309
Net investment income not yet distributed                            2,476
Net realized capital gains                                          38,405
Net unrealized capital gains                                         1,285 b


NET ASSET VALUE (NAV)

                                              SHARES
SHARE CLASS               NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares           $821,145            46,145     $17.79
Select Shares(R)          $788,330            44,264     $17.81




a. The fund paid $1,610,802 for these securities. Not counting short-term obligations and government securities, the fund paid $819,934 for securities during the report period and received $709,703 from securities it sold or that matured. This includes $14,837 in transactions with other SchwabFunds(R).

b. These derive from investments and futures. As of the report date, the fund had seven open Russell 2000 futures contracts due to expire on June 15, 2001, with a contract value of $1,705 and unrealized gains of $16.

    FEDERAL TAX DATA
    ------------------------------------------------

    COST BASIS OF PORTFOLIO               $1,623,383
    NET UNREALIZED GAINS AND LOSSES:

    GAINS                                 $  236,271
    LOSSES                               +  (247,567)
                                         -----------
                                            ($11,296)


 68    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS
For November 1, 2000 through April 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
===============================================================
Dividends                                             $   6,811 a
Interest                                                    167
Lending of securities                              +        451
                                                   ------------
TOTAL INVESTMENT INCOME                                   7,429

NET REALIZED GAINS AND LOSSES
===============================================================
Net realized gains on investments sold                   49,569
Net realized losses on futures contracts           +       (526)
                                                   ------------
NET REALIZED GAINS                                       49,043

NET UNREALIZED GAINS AND LOSSES
===============================================================
Net unrealized losses on investments                   (109,299)
Net unrealized gains on futures contracts          +        274
                                                   ------------
NET UNREALIZED LOSSES                                  (109,025)

EXPENSES
===============================================================
Investment adviser and administrator fees                 2,233 b
Transfer agent and shareholder service fees:
   Investor Shares                                          966 c
   Select Shares(R)                                         367 c
Trustees' fees                                                8 d
Custodian fees                                              162
Portfolio accounting fees                                   110
Professional fees                                            23
Registration fees                                           107
Shareholder reports                                          89
Interest expense                                              3
Other expenses                                     +         26
                                                   ------------
Total expenses                                            4,094
Expense reduction                                  -        803 e
                                                   ------------
NET EXPENSES                                              3,291

DECREASE IN NET ASSETS FROM OPERATIONS
===============================================================
TOTAL INVESTMENT INCOME                                   7,429
NET EXPENSES                                       -      3,291
                                                   ------------
NET INVESTMENT INCOME                                     4,138
NET REALIZED GAINS                                       49,043 f
NET UNREALIZED LOSSES                              +   (109,025)f
                                                   ------------
DECREASE IN NET ASSETS FROM OPERATIONS                ($ 55,844)


a.  An additional $7 was withheld for foreign taxes.

b. Calculated as a percentage of average daily net assets: 0.33% of the first $500 million and 0.28% of assets beyond that.

c. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

d.  For the fund's independent trustees only.

e. Includes $649 from the investment adviser (CSIM) and $154 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, as follows:

                          % OF AVERAGE
    SHARE CLASS       DAILY NET ASSETS
    ----------------------------------
    Investor Shares         0.49
    Select Shares           0.38

    This limit does not include interest, taxes and certain non-routine expenses.

f.  These add up to a net loss on investments of $59,982.


                                            SEE THE FINANCIAL NOTES, WHICH   69
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB SMALL-CAP INDEX FUND(R) -- FINANCIALS
================================================================================
Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000. Figures for 11/1/00-4/30/01 are unaudited.


OPERATIONS
================================================================================

                                              11/1/00-4/30/01    11/1/99-10/31/00
Net investment income                               $   4,138           $   6,368
Net realized gains                                     49,043             200,969
Net unrealized gains or losses                    +  (109,025)                562
                                                  -------------------------------
INCREASE OR DECREASE IN NET ASSETS
  FROM OPERATIONS                                     (55,844)            207,899

DISTRIBUTIONS PAID
================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         3,257               1,061
Select Shares(R)                                  +     4,071               1,847
                                                  -------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME              7,328               2,908

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                        89,748                  --
Select Shares                                     +    84,805                  --
                                                  -------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS         $ 174,553           $      --


TRANSACTIONS IN FUND SHARES
================================================================================

                                  11/1/00-4/30/01             11/1/99-10/31/00
                               QUANTITY        VALUE       QUANTITY        VALUE
SHARES SOLD:
  Investor Shares                 7,968     $143,436         20,058     $409,420
  Select Shares              +    7,748      136,908         16,696      340,046
                             ---------------------------------------------------
TOTAL SHARES SOLD                15,716     $280,344         36,754     $749,466

SHARES REINVESTED:
  Investor Shares                 5,058     $ 87,659             52     $    983
  Select Shares              +    4,709       81,644             91        1,722
                             ---------------------------------------------------
TOTAL SHARES REINVESTED           9,767     $169,303            143     $  2,705

SHARES REDEEMED:
  Investor Shares                 5,021     $ 89,321          7,938     $161,380
  Select Shares              +    4,077       73,014          6,528      134,911
                             ---------------------------------------------------
TOTAL SHARES REDEEMED             9,098     $162,335         14,466     $296,291 a

NET INCREASE                     16,385     $287,312         22,431     $455,880 b


SHARES OUTSTANDING AND NET ASSETS
================================================================================

                                  11/1/00-4/30/01             11/1/99-10/31/00
                                 SHARES   NET ASSETS        SHARES    NET ASSETS
Beginning of period              74,024   $1,559,888        51,593    $  899,017
Total increase               +   16,385       49,587        22,431       660,871 c
                             ---------------------------------------------------
END OF PERIOD                    90,409   $1,609,475        74,024    $1,559,888 d


a. Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

    CURRENT PERIOD
    Investor Shares            $     80
    Select Shares           +        46
                            -----------
    TOTAL                      $    126

    PRIOR PERIOD
    Investor Shares            $    155
    Select Shares           +        91
                            -----------
    TOTAL                      $    246

b.  Represents shares sold plus shares reinvested, minus shares redeemed.

c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

d. Includes net investment income not yet distributed in the amount of $2,476 and $5,666 at the end of the current period and the prior period, respectively.

    Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:

    SCHWAB MARKETTRACK PORTFOLIOS(R)
    All Equity Portfolio                7.1%
    Growth Portfolio                    7.0%
    Balanced Portfolio                  5.0%
    Conservative Portfolio              1.3%

    SCHWAB ANNUITY PORTFOLIOS
    Growth Portfolio II                 0.3%



 70    SEE THE FINANCIAL NOTES, WHICH
====   ARE INTEGRAL TO THIS INFORMATION.

SCHWAB

TOTAL STOCK MARKET INDEX FUND(R)

                        [PHOTO OF GERI HOM & LARRY MANO]

"All sizes of stocks regained some lost ground in April: large and small caps were up more than 7% for the month, while mid-caps were up more than 11%."

    Portfolio Manager
    Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.


LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.



                                          TICKER SYMBOLS
                                     INVESTOR SHARES   SWTIX
                                     SELECT SHARES(R)  SWTSX
                                     ------------------------

                                         INVESTMENT STYLE 1
                                        VALUE     BLEND   GROWTH

                 MARKET CAP 1

                 LARGE                   [ ]       [X]      [ ]

                 MEDIUM                  [ ]       [ ]      [ ]

                 SMALL                   [ ]       [ ]      [ ]

With its very broad exposure to the U.S. stock market, this fund is designed for long-term investors who want exposure to all three tiers of the market: large-, mid- and small-cap.

--------------------------------------------------------------------------------

THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE ENTIRE U.S. STOCK MARKET, AS MEASURED BY THE WILSHIRE 5000 TOTAL MARKET INDEX. 2

MANAGER'S PERSPECTIVE

SEVERE VOLATILITY WAS THE MAIN STORY DURING THE REPORT PERIOD, AS EQUITY MARKETS FELL DRAMATICALLY. The first quarter of 2001 was the worst for the Dow Jones Industrial Average since 1960 and the worst first quarter ever for the Nasdaq, which fell 26%. All major stock indices were off more than 20% from their highs of March 2000. Contributing factors include fallout from the Fed's interest rate increases in early 2000, investor concerns over high stock valuations and lower-than-expected earnings from many corporations.

EXPOSURE TO ALL TYPES AND SIZES OF STOCKS IN A DECLINING EQUITY MARKET LED TO POOR PERFORMANCE DURING THE REPORT PERIOD. As the large-cap stocks that had led the market's remarkable growth in past years in turn led the retreat, small-cap value stocks emerged as the best performing segment for the report period. Among sectors, the best performers were transportation and energy, the worst technology, materials and services. Both of the fund's share classes tracked the performance of the Wilshire 5000 Index during the report period.

STOCKS RALLIED AGAIN IN APRIL, WITH THE WILSHIRE 5000 INDEX UP 8.2%, ITS BEST MONTH IN OVER A YEAR. A major factor appears to have been the Fed's series of interest rate cuts that began in January of 2001.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc. The fund is not sponsored, endorsed, sold or promoted by Wilshire Associates, and Wilshire Associates is not in any way affiliated with the fund. Wilshire Associates makes no representation regarding the advisability of investing in the fund or in any stock included in the Wilshire 5000.

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Investor Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Fund category.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                                    WILSHIRE                             WILSHIRE                            WILSHIRE
                                      5000       PEER                      5000        PEER                    5000       PEER
                         INVESTOR    MARKET      GROUP        INVESTOR    MARKET       GROUP       INVESTOR   MARKET      GROUP
                          SHARES 1   INDEX     AVERAGE 2       SHARES 1   INDEX      AVERAGE 2      SHARES 1  INDEX      AVERAGE 2
                                       6 MONTHS 3                                1 YEAR                   SINCE INCEPTION: 6/1/99
                          ------------------------------       ------------------------------       ------------------------------
                                 (0.04%)                               0.20%                             (0.03%)
                                   *                                     *                                  *
Pre-Tax Total Return 4    (13.09%)   (13.05%)   (11.69%)        (13.90%)   (14.10%)   (10.74%)       (0.97%)  (0.94%)        --
AFTER-TAX RETURN 5            --         --         --          (14.15%)       --     (12.34%)       (1.20%)     --          --

*TRACKING DIFFERENTIAL between class and index

PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in the Wilshire 5000 Total Market Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]


$10K INVESTMENT: SCHWAB TOTAL STOCK MARKET - INVESTOR

                          Wilshire
                            5000
               SWTIX        Index
              --------------------
06/01/99      10,000       10,000
06/30/99      10,515       10,518
07/31/99      10,165       10,180
08/31/99      10,070       10,086
09/30/99       9,820        9,822
10/31/99      10,435       10,447
11/30/99      10,790       10,797
12/31/99      11,605       11,617
01/31/00      11,108       11,135
02/29/00      11,374       11,384
03/31/00      12,022       12,060
04/30/00      11,399       11,432
05/31/00      11,012       11,033
06/30/00      11,484       11,519
07/31/00      11,258       11,286
08/31/00      12,077       12,105
09/30/00      11,520       11,548
10/31/00      11,294       11,303
11/30/00      10,179       10,179
12/31/00      10,371       10,360
01/31/01      10,746       10,757
02/28/01       9,724        9,743
03/31/01       9,066        9,088
04/30/01       9,815        9,835


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1   Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month and one-year periods was 2,911 and 2,602, respectively. These funds may or may not use tax-efficient strategies.

3   Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5   The after-tax returns reflect several assumptions:

o   federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

PERFORMANCE: SELECT SHARES(R)
AVERAGE ANNUAL  TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Select Shares with the Wilshire 5000 Total Market Index and the Morningstar Large-Cap Fund category.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                                  WILSHIRE                                WILSHIRE                             WILSHIRE
                                    5000                                    5000                                 5000
                                   TOTAL      PEER                         TOTAL      PEER                      TOTAL      PEER
                         SELECT    MARKET     GROUP              SELECT    MARKET     GROUP           SELECT    MARKET     GROUP
                        SHARES 1   INDEX     AVERAGE 2          SHARES 1   INDEX     AVERAGE 2       SHARES 1   INDEX     AVERAGE 2
                                 6 MONTHS 3                               1 YEAR                        SINCE INCEPTION: 6/1/99
                        ------------------------------          ------------------------------       ------------------------------
                                0.01 %                                 0.30%                               0.09%
                                 *                                       *                                   *
Pre-Tax Total Return 4  (13.04%)  (13.05%)   (11.69%)            (13.80%)  (14.10%)   (10.74%)       (0.85%)    (0.94%)      --
AFTER-TAX RETURN 5          --        --         --              (14.11%)      --     (12.34%)       (1.12%)       --        --

*TRACKING DIFFERENTIAL between class and index

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in the Wilshire 5000 Total Market Index. 4

                [PERFORMANCE OF A $50,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB TOTAL STOCK MARKET - SELECT

                          Wilshire
                            5000
               SWTSX        Index
              --------------------
06/01/99      50,000       50,000
06/30/99      52,600       52,590
07/31/99      50,850       50,902
08/31/99      50,350       50,428
09/30/99      49,125       49,112
10/31/99      52,225       52,236
11/30/99      53,975       53,986
12/31/99      58,065       58,083
01/31/00      55,605       55,673
02/29/00      56,935       56,920
03/31/00      60,150       60,301
04/30/00      57,060       57,159
05/31/00      55,130       55,164
06/30/00      57,515       57,597
07/31/00      56,385       56,428
08/31/00      60,480       60,524
09/30/00      57,715       57,740
10/31/00      56,560       56,516
11/30/00      51,010       50,893
12/31/00      51,975       51,799
01/31/01      53,850       53,783
02/28/01      48,730       48,716
03/31/01      45,435       45,438
04/30/01      49,185       49,177

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1   Fund returns reflect expense reductions by the fund's investment adviser
    (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Large-Cap Fund category for the 6-month and one-year periods was 2,911 and 2,602, respectively. These funds may or may not use tax-efficient strategies.

3   Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5   The after-tax returns reflect several assumptions:

o  federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made--currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
===============================================================================
FUND FACTS

   TOP TEN HOLDINGS 1 as of 4/30/01
 1 GENERAL ELECTRIC CO.                      3.5%
 2 MICROSOFT CORP.                           2.6%
 3 EXXON MOBIL CORP.                         2.2%
 4 PFIZER,INC.                               2.0%
 5 CITIGROUP,INC.                            1.8%
 6 WAL-MART STORES, INC.                     1.7%
 7 AOL TIME WARNER, INC.                     1.6%
 8 INTEL CORP.                               1.5%
 9 INTERNATIONAL BUSINESS MACHINES CORP.     1.5%
10 AMERICAN INTERNATIONAL GROUP, INC.        1.4%
-------------------------------------------------
   TOTAL PERCENTAGE OF INVESTMENTS          19.8%

STATISTICS as of 4/30/01

                                                                       PEER GROUP
                                                         FUND           AVERAGE 2
---------------------------------------------------------------------------------
Number of Holdings                                       3,192              141
---------------------------------------------------------------------------------
Median Market Cap ($ Mil)                              $38,223          $44,024
---------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                                28.6             30.0
---------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                     6.2              6.4
---------------------------------------------------------------------------------
12-Month Yield Investor Shares                            0.79%            0.44%
---------------------------------------------------------------------------------
Portfolio Turnover Rate                                   1% 3              109%
---------------------------------------------------------------------------------
Three-Year Beta 4                                         --               --
---------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01
-------------------------------------------------------------------------------

                           [EXPENSE RATIO BAR CHART]

    INVESTOR          SELECT        PEER GROUP
     SHARES          SHARES(R)       AVERAGE
     0.4% 5          0.27% 5          1.35% 2


1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 2,911 funds in the Large-Cap Fund category.

3   Not annualized.

4   Not available until the fund has sufficient performance to report.

5 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes, and certain non-routine expenses).

6   Source: Wilshire Associates, Inc.

INDEX COMPOSITION BY INDUSTRY 6

These charts show the size of the ten largest industries in the Wilshire 5000 Total Market Index. As the charts show, the total portion represented by these industries has changed over the past five years.

AS OF 4/30/01
-------------------------------------------------------------------------------
                                  [PIE CHART]

         29.8%    Other
         12.6%    Drugs & Medicine
         9.2%     Business Machines
         8.4%     Miscellaneous Finance
         7.2%     Electronics
         6.1%     Banks
         5.8%     Retail
         5.5%     Telephone
         5.4%     Producer Goods
         5.2%     Business Services
         4.8%     Media


AS OF 4/30/00
-------------------------------------------------------------------------------

                                  [PIE CHART]

         23.7%    Other
         14.0%    Business Machines
         12.5%    Electronics
         9.4%     Drugs & Medicine
         8.2%     Business Services
         7.0%     Telephone
         6.3%     Miscellaneous Finance
         5.3%     Retail
         5.0%     Producer Goods
         4.5%     Banks
         4.1%     Media


AS OF 4/30/96
-------------------------------------------------------------------------------

                                  [PIE CHART]

         39.7%    Other
         10.0%    Drugs & Medicine
         7.1%     Banks
         6.6%     Telephone
         6.3%     Electronics
         5.5%     Business Machines
         5.2%     Producer Goods
         5.2%     Miscellaneous Finance
         5.1%     Food & Agriculture
         4.7%     Retail
         4.6%     Energy & Utilities

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
===============================================================================
FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                                                         11/1/00-         11/1/99-       6/1/99 1-
INVESTOR SHARES                                                                          4/30/01          10/31/00       10/31/99
PER-SHARE DATA ($)
====================================================================================================================================

Net asset value at beginning of period                                                   22.49              20.87           20.00
                                                                                        --------------------------------------------
Income from investment operations:
        Net investment income                                                             0.08               0.16            0.07
        Net realized and unrealized gains or losses                                      (3.02)              1.56            0.80
                                                                                        --------------------------------------------
        Total income or losses from investment
     operations                                                                          (2.94)              1.72            0.87
Less distributions:
        Dividends from net investment income                                             (0.15)             (0.10)             --
                                                                                        --------------------------------------------
Net asset value at end of period                                                         19.40              22.49           20.87
                                                                                        ============================================
Total return (%)                                                                        (13.09) 2            8.23            4.35 2

RATIOS/SUPPLEMENTAL DATA (%)
====================================================================================================================================
Ratio of net operating expenses to
    average net assets                                                                   0.40 3              0.40 4         0.40 3
Expense reductions reflected in above ratio                                              0.24 3              0.26           0.51 3
Ratio of net investment income to
    average net assets                                                                   0.89 3              0.76           0.92 3
Portfolio turnover rate                                                                      1                  2               1
Net assets, end of period ($ x 1,000,000)                                                  216                218             136

1  Commencement of operations.

2  Not annualized.

3  Annualized.

4 Would have been 0.41% if certain non-routine expenses (proxy fees) had been included.

                                         SEE THE FINANCIAL NOTES, WHICH    75
                                      ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

                                                                                         11/1/00-         11/1/99-       6/1/99 1-
SELECT SHARES                                                                            4/30/01          10/31/00       10/31/99
PER-SHARE DATA ($)
===================================================================================================================================
Net asset value at beginning of period                                                     22.52           20.89           20.00
                                                                                        --------------------------------------------
Income from investment operations:
        Net investment income                                                               0.09            0.17            0.07
        Net realized and unrealized gains or losses                                        (3.02)           1.56            0.82
                                                                                        --------------------------------------------
        Total income or losses from investment
     operations                                                                            (2.93)           1.73            0.89
Less distributions:
        Dividends from net investment income                                               (0.18)          (0.10)             --
                                                                                        --------------------------------------------
Net asset value at end of period                                                           19.41           22.52           20.89
                                                                                        ==========================================
Total return (%)                                                                          (13.04) 2         8.30            4.45 2
RATIOS/SUPPLEMENTAL DATA (%)
===================================================================================================================================
Ratio of net operating expenses
   to average net assets                                                                   0.27 3           0.27 4         0.27 3
Expense reductions reflected in above ratio                                                0.22 3           0.24           0.47 3
Ratio of net investment income to
   average net assets                                                                      1.02 3           0.89           1.05 3
Portfolio turnover rate                                                                        1               2               1
Net assets, end of period ($ x 1,000,000)                                                    258             262             149

1 Commencement of operations.

2 Not annualized.

3 Annualized.

4 Would have been 0.28% if certain non-routine expenses (proxy fees) had been included.

 76   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
As of April 30, 2001; unaudited.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

     1    Top ten holding
     +    New holding (since 10/31/00)
     o    Non-income producing security
     *    American Depositary Receipt
     =    Collateral for open futures contracts
     @    Issuer is affiliated with the fund's adviser
     ~    Security is valued at fair value (see Accounting
          Policies)

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

      99.3%       COMMON STOCK
                  Market Value: $472,182
                  Cost: $506,931

       0.7%       OTHER INVESTMENT COMPANIES
                  Market Value: $3,241
                  Cost: $3,241

       0.0%       U.S. TREASURY OBLIGATIONS
                  Market Value: $174
                  Cost: $174

       0.0%       FOREIGN COMMON STOCK
                  Market Value: $6
                  Cost: $5
      --------------------------------------------

     100.0%       TOTAL INVESTMENTS
                  Market Value: $475,603
                  Cost: $510,351

    COMMON STOCK 99.3% of investments
                                                                                                                     MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                                                                    ($ x 1,000)

    AEROSPACE / DEFENSE 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
  o Aviation Sales Co. 800                                                                                                   1
    B.F. Goodrich Co. 3,604                                                                                                142
    Boeing Co. 29,300                                                                                                    1,811
    Crane Co. 2,000                                                                                                         56
 o+ Ducommun, Inc. 300                                                                                                       4
  + Edo Corp. 900                                                                                                           16
  + Engineered Support Systems, Inc. 600                                                                                    16
 o+ ESCO Technologies, Inc.  400                                                                                            10
    GenCorp., Inc. 1,000                                                                                                    12
    General Dynamics Corp. 6,900                                                                                           532
    Kaman Corp., Class A800                                                                                                 13
    Lockheed Martin Corp. 14,652                                                                                           515
 o+ Moog, Inc., Class A400                                                                                                  14
    Northrop Grumman Corp. 2,979                                                                                           269
    Raytheon Co., Class B11, 900                                                                                           351
    Rockwell International Corp. 6,200                                                                                     279
  o Satcon Technology Corp. 900                                                                                             10
  o Sequa Corp., Class A 300                                                                                                14
    Textron, Inc. 5,300                                                                                                    281
  o Trimble Navigation Ltd.800                                                                                              13
    United Technologies Corp. 16,134                                                                                     1,260
  o Veeco Instruments, Inc. 1,000                                                                                           50
                                                                                                                     ---------
                                                                                                                         5,669
    AIR TRANSPORTATION 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
    AAR Corp. 800                                                                                                            9
  o AirTran Holdings, Inc. 2,300                                                                                            21
  o Alaska Air Group, Inc. 900                                                                                              25
  o America West Holdings Corp.,
    Class B 1,100                                                                                                           11
  o AMR Corp. 5,100                                                                                                        194
  o Amtran, Inc. 700                                                                                                         7
  o Atlantic Coast Airlines Holdings,
    Inc. 1,600                                                                                                              39
  o Atlas Air Worldwide Holdings,
    Inc. 1,300                                                                                                              33
  o Aviall, Inc. 2,300                                                                                                      20
  o Continental Airlines, Inc.,
    Class B 2,000                                                                                                          103
    Delta Air Lines, Inc. 4,400                                                                                            194
  o EGL, Inc. 2,150                                                                                                         51
  o FedEx Corp. 10,163                                                                                                     428
  o Frontier Airlines, Inc. 1,200                                                                                           18
    Galileo International, Inc. 2,900                                                                                       71
  o Hawk Corp., Class A 1,300                                                                                                7
  o Kellstrom Industries, Inc. 600                                                                                           1
  o Mesa Air Group, Inc. 1,300                                                                                              14
  o Mesaba Holdings, Inc. 1,100                                                                                             12
  o Midwest Express Holdings, Inc. 600                                                                                       9
  o Northwest Airlines Corp., Class A 2,700                                                                                 67

                                         SEE THE FINANCIAL NOTES, WHICH      77
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                                                                         MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                                                                        ($ x 1,000)
 o+ Petroleum Helicopters 200                                                                                                    4
    SkyWest, Inc. 1,700                                                                                                         45
    Southwest Airlines Co. 25,675                                                                                              468
  o U.S. Airways Group, Inc. 2,100                                                                                              59
    UAL Corp. 1,600                                                                                                             57
                                                                                                                         ---------
                                                                                                                             1,967
   ALCOHOLIC BEVERAGES 0.3%
   --------------------------------------------------------------------------------------------------------------------------------
   Adolph Coors Co., Class B 1,300                                                                                              68
   Anheuser-Busch Cos., Inc. 31,200                                                                                          1,248
 o Boston Beer Co., Inc., Class A 900                                                                                            8
   Brown-Forman Corp., Class B 2,400                                                                                           146
 o The Chalone Wine Group Ltd. 200                                                                                               2
 o Constellation Brands,Inc., Class A 700                                                                                       46
   Genesee Corp., Class B 400                                                                                                    9
 o National Beverage Corp. 1,200                                                                                                12
 o The Robert Mondavi Corp., Class A  400                                                                                       17
                                                                                                                         ---------
                                                                                                                             1,556
   APPAREL 0.4%
   --------------------------------------------------------------------------------------------------------------------------------
 o Abercrombie & Fitch Co., Class A 3,400                                                                                      113
 o Bebe Stores, Inc. 900                                                                                                        22
   Brown Shoe Co., Inc. 1,300                                                                                                   26
 o The Buckle, Inc. 1,000                                                                                                       20
   Casual Male Corp. 1,100                                                                                                       2
o+ Charlotte Russe Holding, Inc. 600                                                                                            21
 o Chico's FAS, Inc. 700                                                                                                        31
 o The Children's Place Retail Stores, Inc. 1,100                                                                               25
o+ Christopher & Banks Corp. 600                                                                                                24
o+ Coach, Inc. 301                                                                                                              10
 o Columbia Sportswear Co. 900                                                                                                  61
o+ Donna Karan International, Inc. 400                                                                                           4
 o The Dress Barn, Inc. 800                                                                                                     19
 o Footstar, Inc. 600                                                                                                           22
 o Genesco, Inc. 1,300                                                                                                          37
 o Global Sports, Inc. 1,500                                                                                                     6
 o Guess?, Inc. 2,700                                                                                                           17
o+ The Gymboree Corp. 1,700                                                                                                     12
   Haggar Corp. 1,200                                                                                                           13
o+ The J. Jill Group, Inc. 300                                                                                                   6
 o Jo-Ann Stores, Inc., Class A 1,500                                                                                            6
 o Jones Apparel Group, Inc. 4,000                                                                                             159
   K-Swiss, Inc., Class A 600                                                                                                   14
   Kellwood Co. 900                                                                                                             19
 o Kenneth Cole Productions, Inc., Class A 600                                                                                  17
   Liz Claiborne, Inc. 1,800                                                                                                    88
 o Matrixone, Inc. 1,200                                                                                                        29
 o The Men's Wearhouse, Inc. 1,400                                                                                              36
o+ McNaughton Apparel Group, Inc. 200                                                                                            4
 o Nautica Enterprises, Inc. 1,300                                                                                              24
   Nike, Inc., Class B 9,200                                                                                                   385
   Oshkosh B'Gosh, Inc., Class A 1,200                                                                                          32
 o Pacific Sunwear of California 1,100                                                                                          31
 + Phillips-Van Heusen Corp. 300                                                                                                 4
 o Polo Ralph Lauren Corp. 1,000                                                                                                26
   Polymer Group, Inc. 1,300                                                                                                     2
 o Quiksilver, Inc. 1,000                                                                                                       27
 o Reebok International Ltd. 2,000                                                                                              51
   Russell Corp. 1,100                                                                                                          21
 o Saucony, Inc., Class B 1,900                                                                                                 16
o+ Skechers USA, Inc., Class A 500                                                                                              18
   Springs Industries, Inc., Class A 600                                                                                        27
o+ Steven Madden Ltd. 300                                                                                                        5
   Stride Rite Corp. 2,900                                                                                                      22
   Superior Uniform Group, Inc. 1,600                                                                                           15
   Talbots, Inc. 2,200                                                                                                          92
 o Tarrant Apparel Group 1,700                                                                                                   8
 o Timberland Co., Class A 1,400                                                                                                69
 o Too, Inc. 1,242                                                                                                              25
 o Tropical Sportswear
   International Corp. 800                                                                                                      14
 o Unifi, Inc. 1,900                                                                                                            11
 o Urban Outfitters, Inc. 1,600                                                                                                 21
o+ Vans, Inc. 700                                                                                                               15
   VF Corp. 3,900                                                                                                              158
   Westpoint Stevens, Inc. 2,200                                                                                                14
o+ Wet Seal, Inc., Class A 400                                                                                                  11
   Wolverine World Wide, Inc. 1,700                                                                                             30
                                                                                                                           -------

                                                                                                                             2,037

   AUTOMOTIVE PRODUCTS / MOTOR VEHICLES 1.4%
   --------------------------------------------------------------------------------------------------------------------------------
   A.O. Smith Corp., Class B 800                                                                                                15
o+ Aftermarket Technology Corp. 900                                                                                              5
 o American Axle & Manufacturing Holdings, Inc. 1,800                                                                           24

 78   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                                                                                         MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                                                                        ($ x 1,000)
   ArvinMeritor, Inc. 2,400                                                                                                 37
 o ASV, Inc. 700                                                                                                             9
   Bandag, Inc. 700                                                                                                         21
   BorgWarner, Inc. 800                                                                                                     36
   Carlisle Cos., Inc. 900                                                                                                  33
 + Cascade Corp. 1,900                                                                                                      18
 o Collins & Aikman Corp. 1,800                                                                                              9
   Cooper Tire & Rubber Co. 2,400                                                                                           29
 o Copart, Inc. 1,700                                                                                                       39
   Cummins, Inc. 1,400                                                                                                      58
   Dana Corp. 4,900                                                                                                         96
   Danaher Corp. 4,900                                                                                                     274
   Delphi Automotive Systems Corp. 18,600                                                                                  277
   Donaldson Co., Inc. 1,400                                                                                                39
 o Dura Automotive Systems, Inc. 600                                                                                         8
   Eaton Corp. 3,300                                                                                                       243
   Exide Corp. 1,700                                                                                                        16
   Fleetwood Enterprises, Inc. 1,000                                                                                        13
   Ford Motor Co. 63,986                                                                                                 1,886
   General Motors Corp. 19,086                                                                                           1,046
 o General Motors Corp., Class H 25,482                                                                                    541
   Genuine Parts Co. 5,700                                                                                                 154
   Goodyear Tire & Rubber Co. 5,200                                                                                        129
 o Group 1 Automotive, Inc. 1,100                                                                                           20
   Harley-Davidson, Inc. 10,400                                                                                            479
 o Hayes Lemmerz
   International, Inc. 700                                                                                                   5
 o Lear Corp. 2,300                                                                                                         83
o+ MarineMax, Inc. 800                                                                                                       6
   Midas, Inc. 800                                                                                                          12
   Modine Manufacturing Co. 1,000                                                                                           28
 o Monaco Coach Corp. 800                                                                                                   15
   Myers Industries, Inc. 1,070                                                                                             16
 o Navistar International Corp. 1,900                                                                                       49
 + Noble International Ltd. 600                                                                                              4
 o O'Reilly Automotive, Inc. 1,700                                                                                          40
   Oshkosh Truck Corp. 450                                                                                                  18
   Polaris Industries, Inc. 800                                                                                             31
 o Rush Enterprises, Inc. 500                                                                                                2
o+ Sonic Automotive, Inc. 1,700                                                                                             18
 o SPX Corp. 1,000                                                                                                         113
   Standard Motor Products, Inc. 700                                                                                         7
 o Stoneridge, Inc. 1,200                                                                                                   10
   Superior Industries International, Inc. 1,300                                                                            52
 o TBC Corp. 2,400                                                                                                          16
   Thor Industries, Inc. 500                                                                                                12
   Titan International, Inc. 800                                                                                             4
 o Tower Automotive, Inc. 2,300                                                                                             24
   TRW, Inc. 4,100                                                                                                         158
 o United Rentals, Inc. 2,400                                                                                               48
   Visteon Corp. 4,451                                                                                                      74
   Winnebago Industries, Inc. 1,000                                                                                         18
                                                                                                                        ------
                                                                                                                         6,417
   BANKS 6.3%
   --------------------------------------------------------------------------------------------------------------------------------
   ABC Bancorp. 1,200                                                                                                       13
   Albama National Bancorp.600                                                                                              17
 + Alliance Bancorp. 600                                                                                                    16
   AmSouth Bancorp. 15,803                                                                                                 271
   Anchor Bancorp. Wisconsin, Inc. 1,100                                                                                    17
 + Andover Bancorp., Inc. 600                                                                                               21
   Associated Banc-Corp. 2,160                                                                                              75
   BancFirst Corp. 500                                                                                                      20
   BancFirst Ohio Corp. 1,035                                                                                               17
   Bancorpsouth, Inc. 2,612                                                                                                 39
   BancWest Corp. 2,300                                                                                                     57
   Bank Mutual Corp. 400                                                                                                     4
o+ Bank of America Corp. 55,500                                                                                          3,108
   Bank of Granite Corp. 400                                                                                                 8
   Bank of New York Co., Inc. 25,600                                                                                     1,285
   Bank One Corp. 39,300                                                                                                 1,484
   Banknorth Group, Inc. 5,112                                                                                             101
   BB&T Corp. 13,562                                                                                                       480
   Berkshire Bancorp., Inc. 500                                                                                             14
 + Boston Private Financial
   Holdings, Inc. 800                                                                                                       16
   Brookline Bancorp., Inc. 1,400                                                                                           18
   BSB Bancorp., Inc. 200                                                                                                    4
   Capital City Bank Group, 700                                                                                             14
   Capitol Bancorp. Ltd. 1,000                                                                                              14
   Capitol Federal Financial 2,800                                                                                          44
   Cascade Bancorp. 1,180                                                                                                   17

                                         SEE THE FINANCIAL NOTES, WHICH      79
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB TOTAL STOCK MARKET INDEX FUND (R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                 Mkt. Value
       SECURITY AND NUMBER OF SHARES             ($ x 1,000)
       CENIT Bancorp., Inc. 1,100                    18
o      Centennial Bancorp. 1,647                     13
o      Central Coast Bancorp. 968                    19
       Centura Banks, Inc. 1,270                     60
       Century South Banks, Inc. 400                 13
       Chemical Financial Corp. 720                  18
       Chittenden Corp. 900                          27
       Citizens Banking Corp. 1,590                  40
       City Holding Co. 1,800                        15
       City National Corp. 1,600                     62
       The Colonial BancGroup, Inc. 3,600            45
o      Columbia Banking System, Inc. 1,610           19
       Comerica, Inc. 6,396                         329
       Commerce Bancorp., Inc. N.J. 1,030            71
       Commerce Bancshares, Inc. 2,043               69
       Community Bank System, Inc. 700               19
       Community First Bankshares, Inc. 1,500        32
       Community Trust Bancorp., Inc. 960            17
       Compass Bancshares, Inc. 3,900                90
+      Connecticut Bancshares, Inc. 200               4
       Corus Bankshares, Inc. 500                    26
       Cullen/Frost Bankers, Inc. 1,800              58
       Dime Community Bancshares 500                 15
       Doral Financial Corp. 1,400                   45
       Drovers Bancshares Corp. Pa. 630              16
       Eagle Bancshares, Inc. 700                     9
+      East-West Bancorp., Inc. 800                  17
o      Exelixis, Inc. 1,200                          16
       F&M Bancorp./Frederick MD 600                 15
       F&M National Corp. 912                        34
       F.N.B. Corp. 725                              19
       Farmers Capital Bank Corp. 400                13
       Fifth Third Bancorp. 20,288                1,091
+      Financial Institutions, Inc. 200               4
       First Bancorp. Puerto Rico 900                23
       First Busey Corp., Class A 600                12
       First Charter Corp. 1,000                     16
       First Citizens Bancshares,
       Class A 300                                   28
       First Commonwealth Financial
       Corp. 1,300                                   16
       First Federal Capital Corp. 1,000             15
       First Federal Financial Corp.
       of Kentucky 600                                9
       First Financial Bancorp. 1,339                21
       First Financial Bancshares, Inc. 400          15
       First Merchants Corp. 400                      9
       First Midwest Bancorp., Inc. 1,200            34
       First Niagara Financial Group 1,200           15
+      First Place Financial Corp. 400                5
o      First Republic Bank 600                       13
       First Tennessee National Corp. 4,600         150
       First Union Corp. 33,262                     997
       First United Corp. 1,300                      16
       First Virginia Banks, Inc. 1,700              75
       Firstfed America Bancorp., Inc. 1,000         17
o      Firstfed Financial Corp. 900                  27
       FirstMerit Corp. 2,800                        69
       FleetBoston Financial Corp. 36,877         1,415
       Frontier Financial Corp. 700                  16
       Fulton Financial Corp. 2,604                  52
       GA Financial, Inc. 1,100                      16
       GBC Bancorp. California 600                   15
       Golden West Financial Corp. 7,400            434
       Great Southern Bancorp. 700                   17
       GreenPoint Financial Corp. 3,600             132
       Hancock Holding Co. 300                       12
       Harbor Florida Bancshares, Inc. 1,100         18
       Harleysville National Corp. 420               16
       Hibernia Corp., Class A 5,200                 85
       Horizon Financial Corp. 1,100                 12
       Hudson City Bancorp., Inc. 3,700              78
       Hudson United Bancorp. 1,740                  41
       Huntington Bancshares, Inc. 9,790            148
       Independence Community Bank  2,100            39
       Industrial Bancorp., Inc. 700                 14
       Integra Bank Corp. 725                        17
       Irwin Financial Corp. 700                     14
       J.P. Morgan Chase & Co. 65,130             3,125
       KeyCorp, Inc. 15,100                         350
       Lakeland Financial Corp. 1,100                16
       LSB Bancshares, Inc. 500                       6
       M&T Bank Corp. 3,262                         233
       MAF Bancorp., Inc. 700                        19
       Marshall & Ilsley Corp. 3,600                182


 80   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

                                                 MKT. VALUE
       SECURITY AND NUMBER OF SHARES             ($ x 1,000)
       Mellon Financial Corp. 16,600                679
       Mercantile Bankshares Corp. 2,700            101
       Merchants Bancshares, Inc. 500                14
       Mid-America Bancorp. 618                      15
       Mid-State Bancshares 1,000                    15
o      National City Bancorp. 1,000                  19
       National City Corp. 20,600                   561
       National Commerce Bancorp. 6,950             173
       National Penn Bancshares, Inc. 651            14
+      NBT Bancorp., Inc. 900                        14
o      Net.B@nk, Inc. 1,600                          17
       New York Community Bancorp.,
       Inc. 1,500                                    51
       North Fork Bancorp., Inc. 6,600              175
       Northern Trust Corp. 7,600                   494
       OceanFirst Financial Corp. 600                13
       Old National Bancorp. 2,025                   50
       Omega Financial Corp. 500                     15
       Oriental Financial Group 500                   7
       Pacific Century Financial Corp. 2,500         56
       Pacific Northwest Bancorp. 1,000              18
       Park National Corp. 305                       25
       Peoples Bank-Bridgeport 2,000                 45
       PFF Bancorp., Inc. 800                        17
       PNC Financial Services Group 10,000          651
       Popular, Inc. 4,900                          149
       Provident Bankshares Corp. 882                20
       Provident Financial Group, Inc. 1,600         48
       Providian Financial Corp. 9,900              528
o      Quaker City Bancorp., Inc. 500                13
       Regions Financial Corp. 8,700                265
       Republic Bancorp. 1,529                       20
       Republic Bancorp., Inc.,
       Class A 1,500                                 13
       Richmond County Financial
       Corp. 900                                     30
       Riggs National Corp.,
       Washington D.C. 1,000                         16
       Roslyn Bancorp., Inc. 2,100                   54
       S&T Bancorp., Inc. 900                        20
o      S1 Corp. 1,530                                10
       Sandy Spring Bancorp., Inc. 600               18
       Santander Bancorp. 1,100                      21
       Seacoast Banking Corp. Florida,
       Class A 600                                   17
       Second Bancorp., Inc. 900                     16
o      Silicon Valley Bancshares 2,200               55
       Sky Financial Group, Inc. 2,791               52
       South Alabama Bancorp. 600                     7
       The South Financial Group, Inc. 1,500         25
       Southside Bancshares Corp. 1,300              16
       SouthTrust Corp. 6,700                       319
o      Southwest Bancorp. of Texas, Inc. 1,000       33
       Southwest Bancorp., Inc. 600                  13
       State Street Corp. 5,600                     581
       Sterling Bancorp. 924                         22
       Sterling Bancshares, Inc. 1,400               25
       Sterling Financial Corp. 800                  16
       SunTrust Banks, Inc. 10,300                  654
       Susquehanna Bancshares, Inc. 1,200            22
       Synovus Financial Corp. 10,300               296
       Texas Regional Bancshares, Inc.,
       Class A 440                                   16
       The Trust Co. of New Jersey 500                9
       Trustco Bank Corp. 2,050                      25
       Trustmark Corp. 2,300                         48
       U.S. Bancorp. 66,549                       1,410
+      UCBH Holdings, Inc. 600                       17
       UMB Financial Corp. 550                       20
       Union Planters Corp. 5,800                   220
       UnionBanCal Corp. 5,600                      171
       United Bankshares, Inc. 1,400                 32
       United Community Financial
       Corp. 2,200                                   15
       United National Bancorp. 730                  14
       USB Holding Co., Inc. 930                     13
       Valley National Bancorp. 2,561                74
o      VIB Corp. 1,638                               13
       Virginia Capital Bancshares, Inc. 1,100       20
       Vista Bancorp., Inc. 840                      19
       Wachovia Corp. 7,262                         442
       Washington Trust Bancorp. 1,000               18
       Wells Fargo & Co. 58,531                   2,749
       Wesbanco, Inc. 700                            15
       Westamerica Bancorp. 1,200                    44
       Westcorp, Inc. 1,080                          20

                                         SEE THE FINANCIAL NOTES, WHICH      81
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB TOTAL STOCK MARKET INDEX FUND (R) -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                 MKT. VALUE
       SECURITY AND NUMBER OF SHARES             ($ x 1,000)
       Whitney Holding Corp. 800                     32
       Wilmington Trust Corp. 1,100                  64
       WSFS Financial Corp. 1,000                    13
       Zions Bancorp. 3,700                         197
                                                    ---
                                                 29,999

       BUSINESS MACHINES & SOFTWARE  9.1%
       -------------------------------------------------
o      3Com Corp. 11,200                             73
o+     3D Systems Corp. 700                          12
o      Activision, Inc. 1,000                        27
o      Adaptec, Inc. 4,400                           49
       Adobe Systems, Inc. 8,800                    395
       Advanced Digital Information
       Corp. 1,600                                   32
       Analogic Corp. 500                            24
o      Andersen Group, Inc. 900                       7
o      Apple Computer, Inc. 11,400                  291
o+     Arbitron, Inc. 920                            19
o+     AremisSoft Corp. 1,000                        18
o      Artesyn Technologies, Inc. 1,100              17
o      Auspex Systems, Inc. 1,800                     7
       Autodesk, Inc. 3,200                         112
o      Avici Systems, Inc. 1,500                     15
o      Avocent Corp. 2,063                           51
o+     Bell Microproducts, Inc. 1,000                 9
o      Black Box Corp. 700                           41
o      BMC Software, Inc. 8,300                     201
o      Borland Software Corp. 1,800                  17
o      Cabletron Systems, Inc. 6,800                107
o      Caci International, Inc., Class A 600         20
o      CAM Commerce Solutions, Inc. 500               2
o      Cisco Systems, Inc. 248,319                4,216
o      Cognitronics Corp. 1,300                       9
       Comdisco, Inc. 4,700                          14
o      Commerce One, Inc. 6,300                      58
       Compaq Computer Corp. 57,300               1,003
o      Computer Horizons Corp. 1,000                  3
o      Compuware Corp. 12,000                       123
o      Comverse Technology, Inc. 5,800              397
o      Concurrent Computer Corp. 1,600                9
o      Convera Corp. 2,000                           15
o      Crossroads Systems, Inc. 1,200                 7
o      Datum, Inc. 1,100                             18
o      Davox Corp. 1,100                             11
o      Dell Computer Corp. 88,300                 2,317
       Diebold, Inc. 2,800                           91
o      Digital Lightwave, Inc. 1,300                 55
o+     Docent, Inc. 1,900                            10
o      Easylink Services Corp.,
       Class A 1,600                                  1
o      EMC Corp. 74,924                           2,967
o      Equitex, Inc. 2,100                           14
o      Extended Systems, Inc. 200                     2
       Fair, Isaac & Co., Inc. 500                   35
o+     Flow International Corp. 900                   9
o      Foundry Networks, Inc. 3,700                  55
o      Gateway, Inc. 10,800                         205
o+     Handspring, Inc. 4,100                        62
       Hewlett-Packard Co. 65,986                 1,876
o      Hypercom Corp. 1,300                           5
+      IKON Office Solutions, Inc. 4,900             30
o      Immersion Corp. 1,800                         11
o      Informix Corp. 9,150                          46
o      Ingram Micro, Inc., Class A 2,700             39
o      Input/Output, Inc. 3,400                      38
o      Integrated Device Technology,
       Inc. 3,700                                   145
o      Intergraph Corp. 1,600                        21
9      International Business Machines
       Corp. 61,000                               7,024
o      InterVoice-Brite, Inc. 1,678                  17
o      Iomega Corp. 4,000                            14
o      Juniper Networks, Inc. 10,700                632
o+     Lantronix, Inc. 1,300                         10
o      Latitude Communications, Inc. 400              1
o      Lexmark International, Inc.,
       Class A 4,400                                270
o      LTX Corp. 1,400                               38
o      Maxtor Corp. 7,048                            56
o      Microchip Technology, Inc. 4,350             126
o      Micromuse, Inc. 2,400                        119
o      Micron Electronics, Inc. 2,800                 5
o      MICROS Systems, Inc. 700                      15
o2     Microsoft Corp. 183,430                   12,427
       Minntech Corp. 1,900                          17
o      MIPS Technology, Inc., Class A  1,100         21
o+     MSC.Software Corp. 800                        12

  82      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

                                                 MKT. VALUE
       SECURITY AND NUMBER OF SHARES             ($ x 1,000)
o      NCR Corp. 3,700                              174
o      Neose Technologies, Inc. 500                  14
o      Netegrity, Inc. 1,000                         40
o      Network Appliance, Inc. 10,200               232
o      Novell, Inc. 10,800                           52
o      Novellus Systems, Inc. 5,072                 280
o      Opnet Technologies, Inc. 800                  14
o      Oracle Corp. 191,600                       3,096
o      OTG Software, Inc. 1,600                       9
       Pitney Bowes, Inc. 8,800                     335
o      Printronix, Inc. 1,300                         7
o      Procom Technology, Inc. 500                    5
o      Quantum Corp.--DLT & Storage
       Systems 4,700                                 54
o+     Rainbow Technologies, Inc. 400                 2
o      Read-Rite Corp. 3,800                         21
o      Renaissance Learning, Inc. 1,100              40
o      Saba Software, Inc. 2,000                     16
o+     Scansource, Inc. 200                          10
o      SCM Microsystems, Inc. 700                     7
~o     Seagate Escrow Security 7,500                  2
o      Sigma Designs, Inc. 1,500                      4
o      Silicon Graphics, Inc. 4,800                  13
o      Smartdisk Corp. 300                            1
o      Socket Communications, Inc. 800                2
o      Sorrento Networks Corp. 300                    2
o      Storage Technology Corp. 3,200                41
o      Sun Microsystems, Inc. 110,680             1,895
o+     SVI Solutions, Inc. 1,400                      2
o      Sybase, Inc. 3,336                            53
o      Systems & Computer Technology
       Corp. 1,700                                   15
o      Tech Data Corp. 1,800                         63
o      The Titan Corp. 1,681                         28
       Total System Services, Inc. 6,600            186
o+     Tricord Systems, Inc. 400                      2
o+     Ultimate Electronics, Inc. 400                10
o      Unisys Corp. 10,300                          124
       Xerox Corp. 21,700                           196
                                                    ---
                                                 43,314
       BUSINESS SERVICES 5.6%
       -------------------------------------------------
o      1-800 Contacts, Inc. 800                      17
o      24/7 Media, Inc. 1,100                         1
o      4 Kids Entertainment, Inc. 1,000              17
+      Aaron Rents, Inc., Class A 800                13
       ABM Industries, Inc. 700                      22
o      Accrue Software, Inc. 800
o      Actel Corp. 1,100                             25
o      Actuate Corp. 1,600                           20
o      Administaff, Inc. 2,800                       68
o      Advent Software, Inc. 1,100                   62
o      Advo, Inc. 700                                23
o      Aether Systems, Inc. 1,100                    17
o      Affiliated Computer Services, Inc.,
       Class A 2,000                                144
o      Affymetrix, Inc. 1,800                        59
o      Agency.com, Inc. Ltd. 1,300                    3
o      Agile Software Corp. 1,400                    27
o      AHL Services, Inc. 2,200                      15
o      Akamai Technologies, Inc. 3,438               32
o      Alliance Semiconductor Corp. 1,200            17
o      Allied Waste Industries, Inc. 6,800          108
o+     Ambassador International, Inc. 200             4
o+     America Online Latin America, Inc.,
       Class A 2,500                                 13
o      American Management Systems,
       Inc. 1,200                                    25
o      American Superconductor
       Corp. 700                                     11
       Analysts International Corp. 2,400            13
o      Ansoft Corp. 1,800                            17
o      Answerthink, Inc. 1,700                        9
o+     Ansys, Inc. 300                                4
o      Apollo Group, Inc., Class A 4,200            131
o      Applied Molecular Evolution,
       Inc. 1,600                                    14
o      AppliedTheory Corp. 800                        1
o      Apropos Technology, Inc. 1,600                 4
o      Arena Pharmaceuticals, Inc. 800               16
o      Ariba, Inc. 8,200                             63
o      Art Technology Group, Inc. 2,200              20
o      Ask Jeeves, Inc. 1,900                         5
o      Aspen Technology, Inc. 1,000                  21
o      At Home Corp., Class A 12,100                 46
o+     At Road, Inc. 900                              2
       Automatic Data Processing,
       Inc. 21,600                                1,172

                                         SEE THE FINANCIAL NOTES, WHICH    83
                                       ARE INTEGRAL TO THIS INFORMATION. ======

SCHWAB TOTAL STOCK MARKET INDEX FUND (R) -- FINANCIALS
===============================================================================
PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                 MKT. VALUE
        SECURITY AND NUMBER OF SHARES            ($ x 1,000)
o       Autonation, Inc. 11,800                     128
o       Avant! Corp. 1,500                           29
o       Barra, Inc. 750                              35
o       BEA Systems, Inc. 8,300                     339
o       Bell & Howell Co. 700                        18
o       BindView Development Corp. 1,700              4
o       Blue Martini Software, Inc. 2,000             6
o       Bottomline Technologies, Inc. 500             2
        Bowne & Co., Inc. 1,200                      12
        Brady Corp., Class A 700                     23
o+      Bright Horizons Family Solutions, Inc. 600   15
o       Brio Technology, Inc. 2,300                  14
o       Broadbase Software, Inc. 2,400                3
o       BroadVision, Inc. 8,211                      52
o       Brocade Communications Systems,
        Inc. 7,400                                  281
o       BSQUARE Corp. 1,100                          14
o       Bull RUN Corp. 1,100                          2
o       Cacheflow, Inc. 1,700                         9
o       CAIS Internet, Inc. 700
o+      Caminus Corp. 600                            20
o       CareCentric, Inc. 119
o       Career Education Corp. 600                   30
o+      Carreker Corp. 700                           17
o+      Catapult Communications Corp. 400            11
o       CDI Corp. 1,200                              18
o       CDW Computer Centers, Inc. 3,300            133
o       Cendant Corp. 26,300                        467
o       Centra Software, Inc. 2,400                  22
o       Ceridian Corp. 5,400                         97
o       Cerner Corp. 1,200                           54
o       Cheap Tickets, Inc. 1,400                    15
o       Checkfree Corp. 2,400                        96
        Chemed Corp. 500                             17
o       Choicepoint, Inc. 2,050                      76
o       Chordiant Software, Inc. 1,100                3
o       Ciber, Inc. 1,900                            12
        Cintas Corp. 5,750                          252
o       Citrix Systems, Inc. 6,300                  179
o       Clarent Corp. 1,545                          14
o       Clarus Corp. 1,200                            8
o       Click Commerce, Inc. 1,600                   23
o       Closure Medical Corp. 900                    18
o+      Cognizant Technology Solutions
        Corp. 400                                    17
o       Coinstar, Inc. 1,100                         20
o       Com21, Inc. 1,400                             3
o       Complete Business Solutions, Inc. 1,400      15
        Computer Associates International,
        Inc. 19,526                                 629
o       Computer Sciences Corp. 5,538               197
o       Concord EFS, Inc. 7,400                     344
o       Connetics Corp. 2,400                        12
o       Convergys Corp. 5,800                       212
o       Corillian Corp. 2,000                         7
o       Corio, Inc. 1,400                             2
o       Cornell Cos., Inc. 1,600                     14
o       Corporate Executive Board Co. 1,200          40
o       Correctional Services Corp. 2,000             4
o       CoStar Group, Inc. 800                       19
o       Credence Systems, Corp. 1,700                40
o+      Crossworlds Software, Inc. 1,700              4
o       CSG Systems International,
        Inc. 1,900                                  111
o       CuraGen Corp. 1,600                          53
o       CyberSource Corp. 900                         2
o       Cylink Corp. 900                              1
o       Cysive, Inc. 1,000                            4
o       Cytec Industries, Inc. 1,400                 46
o       Daleen Technologies, Inc. 800                 1
+       Data Research Associates, Inc. 800            5
o       Datastream Systems, Inc. 1,300               12
o       Deltek Systems, Inc. 1,200                    5
        Deluxe Corp. 2,400                           62
o       Dendrite International, Inc. 1,100           13
o       DeVry, Inc. 2,300                            73
o+      Dianon Systems, Inc. 400                     16
o       Digex, Inc. 700                               9
o+      Digimarc Corp. 300                            6
o       Digital Courier Technologies,
        Inc. 1,700                                    1
o       Digital Insight Corp. 1,300                  16
o       Digital River, Inc. 1,800                     9
o       Digitalthink, Inc. 1,300                     11
o       Digitas, Inc. 1,500                           7
o       Diversa Corp. 1,100                          19

  84    SEE THE FINANCIAL NOTES, WHICH
======  ARE INTEGRAL TO THIS INFORMATION.

                                                 MKT. VALUE
        SECURITY AND NUMBER OF SHARES            ($ x 1,000)
o       Divine, Inc., Class A 3,200                   5
o       Documentum, Inc. 1,200                       18
o       DoubleClick, Inc. 3,737                      46
o       DST Systems, Inc. 4,400                     216
o       Dun & Bradstreet Corp. 2,700                 75
o       Dyax Corp. 1,400                             11
o       Earthlink, Inc. 4,550                        50
o       EarthWeb, Inc. 1,000                          4
o       eBay, Inc. 9,100                            459
o       Ebenx, Inc. 2,000                             8
o       Echelon Corp. 1,200                          22
o       Eclipsys Corp. 1,300                         26
        Ecolab, Inc. 5,000                          189
o+      Edgewater Technology, Inc.  767               3
o       Edison Schools, Inc. 1,400                   27
o       Education Management Corp. 1,000             31
o       eFunds Corp. 1,502                           29
o       Egain Communications Corp. 1,900              7
        Electronic Data Systems Corp. 16,100      1,038
o       Embarcadero Technologies, Inc.  800          28
o       eMerge Interactive, Inc., Class A 2,300       5
o       Engage, Inc. 4,900                            4
o       Entrada Networks, Inc. 75
o       Entrust Technologies, Inc. 1,800             11
o       ePresence, Inc. 2,700                        11
        Equifax, Inc. 4,800                         159
o       Evolve Software, Inc. 1,700                   3
o       eXcelon Corp. 1,400                           2
        Exelon Corp. 11,437                         790
o       Extensity, Inc. 1,900                        15
o+      Exult, Inc. 2,800                            26
o       Ezenia!, Inc. 1,000                           1
o       F.Y.I., Inc. 600                             21
o       F5 Networks, Inc. 1,800                      13
        FactSet Research Systems, Inc.  1,000        35
        Falcon Products, Inc. 1,500                  13
o       FileNet Corp. 1,300                          18
o       Firepond, Inc. 2,400                          6
o+      First Consulting Group, Inc. 800              6
        First Data Corp. 13,600                     917
o       Fiserv, Inc. 6,200                          343
o       Forrester Research, Inc. 600                 14
o       Freemarkets, Inc. 1,100                      11
        G&K Services, Inc., Class A 700              13
o       Gartner Group, Inc., Class B 2,251           18
o       Gemstar-TV Guide International,
        Inc. 14,160                                 588
o       Gentiva Health Services 750                  14
o       Genzyme Transgenics Corp. 1,800              11
o       Geoworks Corp. 800                            2
o       Global Imaging Systems, Inc. 2,000           10
o       Global Payments, Inc. 1,120                  24
o       GoTo.com, Inc. 1,800                         32
o       GP Strategies Corp. 1,500                     6
        Great American Financial
        Resources, Inc. 1,300                        22
o       Gric Communications, Inc. 500                 1
o       GTECH Holdings, Corp. 1,100                  36
        H&R Block, Inc. 4,800                       264
o       HA-LO Industries, Inc. 2,100                  2
o+      Hall, Kinion & Associates, Inc. 900           7
o+      Harris Interactive, Inc. 800                  3
*o      Havas Advertising 2,742                      36
o+      HeadHunter.Net, Inc. 2,200                    9
o       Heidrick & Struggles International,
        Inc. 600                                     15
o       HNC Software, Inc. 1,000                     27
o       Homestore.com, Inc. 2,500                    80
o+      Horizon Offshore, Inc. 800                   19
o       Hotel Reservations Network, Inc.,
        Class A 600                                  19
o       HotJobs.com Ltd. 2,200                       11
o+      Hydril Co. 200                                5
o       Hyperion Solutions Corp. 1,300               22
o+      I-Many, Inc. 1,300                           18
o       I2 Technologies, Inc. 13,600                237
o       Ibasis, Inc. 1,700                            5
o       Icos Corp. 1,700                             98
o       Identix Inc. 1,600                           13
o       IDT Corp. 700                                15
o       IDX Systems Corp. 1,000                      21
o       iGate Capital Corp. 1,300                     3
o       Impath, Inc. 600                             19
        IMS Health, Inc. 10,000                     274
o       Infocus Corp. 1,100                          21
o+      Infogrames, Inc. 1,600                       10


                                        SEE THE FINANCIAL NOTES, WHICH    85
                                      ARE INTEGRAL TO THIS INFORMATION. ======

SCHWAB TOTAL STOCK MARKET INDEX FUND (R) -- FINANCIALS
===============================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                 MKT. VALUE
        SECURITY AND NUMBER OF SHARES            ($ x 1,000)
o       Infonet Services Corp.,
        Class B 9,900                                70
o+      Information Resources, Inc. 800               5
o       infoUSA, Inc. 2,300                          10
o       Inktomi Corp. 4,200                          31
o+      Innodata Corp. 2,400                         20
o       Integrated Silicon Solutions, Inc. 900       13
o       Interact Commerce Corp.        1,300         16
o       Interliant, Inc. 1,800                        4
o+      Interlogix, Inc. 600                         14
o       Internap Network Services Corp. 4,600        12
o       internet.com Corp. 1,300                      5
        Interpublic Group of Cos., Inc. 10,350      351
o       Intertrust Technologies Corp.  2,200          8
o       Interwoven, Inc. 3,700                       54
o       Intuit, Inc. 7,015                          225
o       Invitrogen Corp. 1,629                      115
o       Iron Mountain, Inc. 1,850                    67
o       The IT Group, Inc. 1,900                     10
o       J.D. Edwards & Co. 3,300                     26
        Jack Henry & Associates, Inc.  2,800         79
o       Jacobs Engineering Group, Inc. 1,000         66
o       JDA Software Group, Inc.  1,000              15
        John H. Harland Co. 1,500                    33
o       Jupiter Media Metrix, Inc. 1,673              3
o       Kana Communications, Inc. 2,764               3
o       Keane, Inc. 2,300                            41
        Kelly Services, Inc., Class A  1,200         28
o       Key3Media Group, Inc. 1,900                  19
o       Korn/Ferry International 1,100               20
o+      KPMG Consulting, Inc. 5,000                  78
o       Kroll-O'Gara Co. 1,900                       13
o       Kronos, Inc. 500                             17
o       Lamar Advertising Co. 2,700                 104
o       Learning Tree International, 700             15
        Inc.
o       Legato Systems, Inc. 2,800                   37
o       Liberate Technologies 3,300                  32
o       Liberty Satellite & Technology, Inc.,
        Class A 1,900                                 8
o       LifeMinders, Inc. 1,300                       2
o+      Lightbridge, Inc. 1,700                      23
o       Lightpath Technologies, Inc.,
        Class A 600                                   8
o+      Lionbridge Technologies, Inc. 800             2
o       Looksmart Ltd. 2,400                          5
o       Loudeye Technologies, Inc. 1,300              2
o       Luminex Corp. 800                            11
o       Macrovision Corp. 1,800                     103
o       Manhattan Associates, Inc. 800               27
        Manpower, Inc. 3,200                        104
o       Manugistics Group, Inc. 2,300                78
o       Mapinfo Corp. 525                            17
o       Marimba, Inc. 2,000                           6
o       Marketwatch.com, Inc. 400                     1
o       MAXIMUS, Inc. 700                            25
o       Maxygen, Inc. 1,000                          15
o       Mechanical Technology, Inc. 1,800            12
o       Media Arts Group, Inc. 2,000                  7
o       MedicaLogic/Medscape, Inc. 1,846              2
o+      Medis Technologies Ltd. 700                  13
o       MemberWorks, Inc. 500                        12
        Mentor Corp. 1,000                           23
o       Mentor Graphics Corp. 2,200                  58
o+      Mercator Software, Inc. 500                   1
o       Mercury Computer Systems, Inc. 600           30
o       Mercury Interactive Corp. 2,800             185
o       META Group, Inc. 1,100                        2
o       MetaSolv, Inc. 1,500                         13
o       Metricom, Inc. 1,400                          5
        Metris Cos., Inc. 2,000                      60
o+      Metro One Telecommunications
        Corp. 400                                    17
o       MicroStrategy, Inc. 700                       3
o       Microvision, Inc. 900                        18
o+      Millenium Cell, Inc. 2,200                   21
o       MIPS Technologies, Inc., Class B  665        12
o+      Modem Media, Inc. 800                         3
o       Modis Professional Services, Inc. 2,400      12
o+      Moldflow Corp. 300                            4
o       Mpower Communications Corp. 1,650             4
o       MRO Software, Inc. 1,400                     21
o       Multex.com, Inc. 1,100                       18
        National Data Corp. 900                      26
o       National Instruments Corp. 1,550             54
o       National Processing, Inc.   1,700            40
        National Service Industries, Inc. 1,800      43


   86   SEE THE FINANCIAL NOTES, WHICH
======  ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  National Wireless Holdings, Inc.    900                                12
    o  NationsRent, Inc.    2,000                                              1
    o  Natural MicroSystems Corp.    1,500                                    11
   o+  Navigant Consulting Co.    2,000                                       12
    o  NCO Group, Inc.    1,061                                               29
    o  Neon Systems, Inc.    2,400                                            14
    o  Net Perceptions, Inc.    900                                            1
    o  Netcentives, Inc.    2,000                                              2
    o  NETIQ Corp.    1,704                                                   50
    o  Netratings, Inc.    900                                                11
    o  Netscout Systems, Inc.    1,800                                        15
   o+  NetSol International, Inc.    600                                       3
    o  Netsolve, Inc.    600                                                   4
    o  Network Associates, Inc.    4,400                                      49
    o  Network Engines, Inc.    600
    o  Network Peripherals, Inc.    1,200                                      9
    o  Neurocrine Biosciences, Inc.    1,400                                  35
       New England Business Service, Inc.    800                              15
       Nortel Networks Corp.    3,385                                         52
    o  NOVA Corp.    2,300                                                    52
    o  NYFIX, Inc.    750                                                     18
    o  Oak Technology, Inc.    2,200                                          25
       Omnicom Group, Inc.    6,100                                          536
    o  On Assignment, Inc.    1,000                                           17
   o+  Onesource Information Service
       Corp.    2,100                                                         17
    o  Oni Systems Corp.    4,500                                            162
    o  Onyx Software Corp.    1,400                                            6
    o  Open Market, Inc.    1,000                                              1
    o  Oratec Interventions, Inc.    1,500                                     9
    o  Orbital Sciences Corp.    2,600                                        11
    o  Organic, Inc.    2,400                                                  1
    o  Packeteer, Inc.    1,100                                                9
    o  Parametric Technology Corp.    8,700                                   99
    o  Paxar Corp.    1,800                                                   21
       Paychex, Inc.    12,900                                               446
    o  PC-Tel, Inc.    1,400                                                  13
    o  Pegasus Solutions, Inc.    1,400                                       14
    o  PeopleSoft, Inc.    9,900                                             367
    o  Peregrine Systems, Inc.    4,900                                      126
    o  Performance Food Group Co.    700                                      38
    o  Performance Technologies, Inc.    1,100                                14
    o  Perot Systems Corp., Class A    3,100                                  33
    o  Persistence Software, Inc.    1,200                                     1
    o  Phoenix Technologies Ltd.    1,300                                     14
    o  Photon Dynamics, Inc.    900                                           28
       Pittston Brink's Group    1,700                                        36
    o  Pixar, Inc.    1,600                                                   52
   o+  Planar Systems, Inc.    700                                            16
    o  Polycom, Inc.    3,100                                                 72
       PolyOne Corp.    3,200                                                 27
    o  Pomeroy Computer Resources,
       Inc.    1,100                                                          15
    o  Portal Software, Inc.    6,100                                         54
    o  Praecis Pharmaceuticals, Inc.    1,600                                 35
    o  Pre-Paid Legal Services, Inc.    1,100                                 24
    o  Predictive Systems, Inc.    1,700                                       4
    o  Priceline.com, Inc.    4,800                                           23
    o  Primus Knowledge Solution,
       Inc.    2,100                                                           8
    o  Priority Healthcare Corp.,
       Class B    1,500                                                       52
    o  ProBusiness Services, Inc.    700                                      16
    o  Prodigy Communictions Corp.,
       Class A    1,500                                                        5
    o  Profit Recovery Group
       International, Inc.    2,500                                           16
    o  Progress Software Corp.    1,000                                       14
   o+  Prosofttraining.com    900                                              3
    o  Protein Design Labs, Inc.    1,800                                    116
    o  Proxicom, Inc.    2,100                                                12
    o  Proxim, Inc.    1,200                                                  17
    o  PSINet, Inc.    5,382
    o  Pumatech, Inc.    1,500                                                 6
    o  PurchasePro.com, Inc.    1,900                                          5
    o  Qlogic Corp.    2,922                                                 125
    o  QRS Corp.    1,450                                                     13
    o  Quest Software, Inc.    2,700                                          99
    o  Quintus Corp.    1,500
       Quixote Corp.    800                                                   20
    o  R.H. Donnelley Corp.    1,000                                          28
    o  Radiant Systems, Inc.    800                                           13
    o  RadiSys Corp.    700                                                   15
    o  Razorfish, Inc., Class A    2,524                                       2
    o  RealNetworks, Inc.    5,000                                            46
    o  Red Hat, Inc.    4,900                                                 25

                                       SEE THE FINANCIAL NOTES, WHICH       87
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Redback Networks, Inc.    4,800                                        91
   o+  Register.com    2,100                                                  15
    o  Remedy Corp.    900                                                    16
    o  RemedyTemp, Inc., Class A    1,200                                     13
    o  Resonate, Inc.    800                                                   3
    o  Retek, Inc.    2,643                                                   76
       Reynolds & Reynolds Co.,
       Class A    3,000                                                       62
    o  Robert Half International, Inc.    5,800                              161
    o  RSA Security, Inc.    2,000                                            64
    o  Rural Cellular Corp., Class A.    500                                  19
    o  SafeNet, Inc.    900                                                   14
    o  Sanchez Computer Associates,
       Inc.    1,300                                                          15
    o  Sandisk Corp.    2,000                                                 54
    o  Sangamo Biosciences, Inc.    900                                       13
    o  Sapient Corp.    3,600                                                 48
    o  Savvis Communications Corp.    2,500                                    2
   o+  SBS Technologies, Inc.    700                                          14
    o  Scient Corp.    2,000                                                   3
    o  Seachange International, Inc.    850                                   14
    o  Seacor Smit, Inc.    750                                               34
    o  Secure Computing Corp.    1,100                                        16
    o  Seebeyond Technology Corp.    1,900                                    28
       SEI Investments Co.    4,400                                          176
   o+  Selectica, Inc.    1,900                                                7
    o  Sequenom, Inc.    1,600                                                21
    o  Serena Software, Inc.    1,100                                         21
       The Servicemaster Co.    10,100                                       110
    o  Siebel Systems, Inc.    14,500                                        661
    o  SignalSoft Corp.    1,900                                              13
    o  Silver Stream Software, Inc.    1,500                                  14
  *o+  Silverline Technologies Ltd.    245                                     1
    o  Sirius Satellite Radio, Inc.    1,200                                  12
    o  SITEL Corp.    2,800                                                    7
    o  Six Flags, Inc.    2,500                                               55
   o+  SkillSoft Corp.    600                                                 16
   o+  Smartserv Online, Inc.    400                                           4
    o  Sonic Foundry, Inc.    600                                              1
    o  SONICblue, Inc.    2,600                                               13
    o  SonicWall, Inc.    1,600                                               28
    o  Sonus Networks, Inc.    6,000                                         153
       Spartech Corp.    1,200                                                22
    o  SportsLine.com, Inc.    2,300                                           9
   o+  SPSS, Inc.    300                                                       4
       Standard Register Co.    1,100                                         18
    o  StarMedia Network, Inc.    2,400                                        6
    o  StarTek, Inc.    900                                                   15
    o  Stericycle, Inc.    1,100                                              46
       Stilwell Financial, Inc.    7,500                                     221
       Strayer Education, Inc.    700                                         29
    o  Structural Dynamics Research
       Corp.    1,400                                                         23
    o  Sungard Data Systems, Inc.    4,500                                   249
    o  Sunrise Telecom, Inc.    2,000                                         17
    o  Support.com, Inc.    2,300                                             10
   o+  Switchboard, Inc.    800                                                3
    o  Sycamore Networks, Inc.    8,800                                       84
    o  Sylvan Learning Systems, Inc.    1,200                                 24
    o  Symantec Corp.    2,600                                               169
    o  Symyx Technologies, Inc.    800                                        22
    o  Synopsys, Inc.    2,100                                               121
   o+  Synplicity, Inc.    1,200                                              19
   o+  SynQuest, Inc.    600                                                   2
    o  Syntel, Inc.    1,500                                                  12
   o+  Take-Two Interactive Software
       Corp.    1,000                                                         14
    o  Tanning Technology Corp.    900                                         4
    o  Teledyne Technologies, Inc.    1,857                                   24
    o  Teletech Holdings, Inc.    2,200                                       15
    o  Tetra Tech, Inc.    1,125                                              27
   o+  Tetra Technologies, Inc.    600                                        16
    o  TIBCO Software, Inc.    6,300                                          72
    o  Ticketmaster Online-CitySearch, Inc.,
       Class B    1,400                                                       20
    o  TMP Worldwide, Inc.    3,200                                          154
    o  Transaction Systems Architects, Inc.,
       Class A    1,800                                                       15
   o+  TRC Cos., Inc.    200                                                   6
       True North Communications,
       Inc.    1,600                                                          61
    o  Tularik, Inc.    1,600                                                 35
       Tyco International Ltd.    2,376                                      127
    o  Unify Corp.    1,200
    o  Universal Electronics, Inc.    1,000                                   19
    o  UNOVA, Inc.    1,300                                                    4

  88       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  URS Corp.    1,200                                                     26
   o+  Usinternetworking, Inc.    1,100                                        2
    o  Va Linux Systems, Inc.    1,427                                         4
   o+  ValiCert, Inc.    700                                                   2
   o+  Valueclick, Inc.    500                                                 2
    o  Ventiv Health, Inc.    1,633                                           22
    o  Ventro Corp.    1,200                                                   1
    o  VeriSign, Inc.    6,780                                               348
    o  Veritas Software Corp.    14,324                                      854
    o  Verity, Inc.    1,100                                                  25
    o  Vertel Corp.    900                                                     2
    o  VerticalNet, Inc.    2,300                                              4
    o  Via Net.Works, Inc.    2,700                                            6
       Viad Corp.    3,100                                                    77
    o  The viaLink Co.    700                                                  2
    o  Viant Corp.    1,300                                                    3
    o  Viewpoint Corp.    2,000                                               10
    o  Vignette Corp.    8,148                                                55
    o  Vitesse Semiconductor Corp.    6,300                                  214
    o  Vixel Corp.    600                                                      1
   o+  Volt Information Sciences, Inc.    600                                 10
    o  Vyyo, Inc.    1,500                                                     2
       WABTEC    1,528                                                        20
    o  The Wackenhut Corp.,
       Class A    1,000                                                       16
    o  Wackenhut Corrections
       Corp.    1,500                                                         19
       Wallace Computer Services,
       Inc.    1,500                                                          27
    o  Washington Group
       International, Inc.    1,500                                            2
       Waste Management, Inc.    21,400                                      522
    o  WatchGuard Technologies, Inc.    1,800                                 13
    o  Wave Systems Corp., Class A    1,800                                    8
       Waypoint Financial Corp.    1,573                                      16
    o  Webmethods, Inc.    1,421                                              33
    o  Websense, Inc.    1,200                                                15
    o  Westaff, Inc.    2,000                                                  4
    o  Wind River Systems, Inc.    2,660                                      75
    o  Wireless Facilities, Inc.    1,800                                     12
    o  Wit Soundview Group, Inc.    3,000                                      9
    o  Witness Systems, Inc.    1,600                                         23
    o  WorldGate Communications,
       Inc.    2,000                                                           6
    o  Xybernaut Corp.    1,400                                                3
    o  Yahoo!, Inc.    18,832                                                380
    o  Zamba Corp.    2,000                                                    3
    o  Zixit Corp.    900                                                     11
                                                                     -----------
                                                                          26,603

       CHEMICAL  1.1%
       -------------------------------------------------------------------------
       A. Schulman, Inc.    700                                                8
       Aceto Corp.    500                                                      4
    o  Advanced Technical Products,
       Inc.    400                                                             3
       Air Products & Chemicals,
       Inc.    8,500                                                         365
    o  Airgas, Inc.    1,900                                                  17
       Albemarle Corp.    1,500                                               35
       Arch Chemicals, Inc.    700                                            14
       Cabot Corp.    2,200                                                   72
    o  Cabot Microelectronics Corp.    1,160                                  74
       Calgon Carbon Corp.    1,700                                           14
       Cambrex Corp.    900                                                   42
       Chemfirst, Inc.    500                                                 13
       Crompton Corp.    3,224                                                33
       Dow Chemical Co.    30,166                                          1,009
       E.I. du Pont de Nemours
       & Co.    35,595                                                     1,609
       Eastman Chemical Co.    2,600                                         138
       Ferro Corp.    1,200                                                   25
    o  Foamex International, Inc.    1,300                                     7
       Georgia Gulf Corp.    800                                              15
       Great Lakes Chemical Corp.    2,100                                    66
       H.B. Fuller Co.    400                                                 17
       Hawkins, Inc.    1,300                                                 11
       Hercules, Inc.    3,200                                                38
    o  International Specialty
       Products, Inc.    2,300                                                21
       Lubrizol Corp.    1,900                                                56
       Lyondell Chemical Co.    4,600                                         72
       MacDermid, Inc.    800                                                 14
       Millennium Chemicals, Inc.    1,900                                    32
       NCH Corp.    300                                                       17
       Oil-Dri Corp. of America    400                                         3
       Olin Corp.    1,500                                                    28
       OM Group, Inc.    900                                                  49

                                       SEE THE FINANCIAL NOTES, WHICH       89
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Omnova Solutions, Inc.    1,000                                         6
       Penford Corp.    1,200                                                 14
       PPG Industries, Inc.    6,100                                         324
       Praxair, Inc.    5,800                                                275
       Quaker Chemical Corp.    700                                           12
       Rohm & Haas Co.    7,253                                              249
       Rollins, Inc.    800                                                   15
       RPM, Inc.    3,400                                                     32
       Sigma-Aldrich Corp.    3,300                                          152
       Solutia, Inc.    3,400                                                 43
       Stepan Co.    200                                                       5
    o  SurModics, Inc.    800                                                 44
       Tredegar Corp.    800                                                  16
    o  Twinlab Corp.    900                                                    2
       Valspar Corp.    1,700                                                 53
       WD-40 Co.    900                                                       16
       Wellman, Inc.    900                                                   17
    o  Zoltek Cos., Inc.    1,500                                              8
                                                                     -----------
                                                                           5,204

       CONSTRUCTION  0.5%
       -------------------------------------------------------------------------
       Armstrong Holdings, Inc.    1,600                                       5
   o+  Beazer Homes USA, Inc.    400                                          23
       Carbo Ceramics, Inc.    500                                            22
       Centex Construction Products,
       Inc.    700                                                            20
       Centex Corp.    2,100                                                  91
       Clayton Homes, Inc.    4,500                                           63
    o  CoorsTek, Inc.    950                                                  35
       Craftmade International, Inc.    1,800                                 13
    o  Crossmann Communities, Inc.    700                                     23
       D.R. Horton, Inc.    2,468                                             60
    o  Dal-Tile International, Inc.    1,800                                  27
    o  Del E. Webb Corp.    600                                               20
    o  Dycom Industries, Inc.    1,300                                        21
       Elcor Corp.    950                                                     15
   o+  EMCOR Group, Inc.    400                                               14
       Florida Rock Industries, Inc.    500                                   19
       Fluor Corp.    2,600                                                  137
       Granite Construction, Inc.    1,350                                    35
   o+  Hovnanian Enterprises, Inc.    900                                     17
    o  Huttig Building Products, Inc.    311                                   1
    o  Insituform Technologies, Inc.,
       Class A    800                                                         28
    o  Integrated Electrical
       Services, Inc.    1,800                                                10
       Interface, Inc., Class A    2,400                                      18
       KB Home Corp.    1,400                                                 42
       Lafarge Corp.    2,200                                                 74
       Lennar Corp.    2,745                                                 120
    +  M/I Schottenstein Homes, Inc.    200                                    8
       Martin Marietta Materials, Inc.    1,500                               69
       Masco Corp.    14,800                                                 340
    o  NCI Building Systems, Inc.    900                                      11
    o  NVR, Inc.    500                                                       95
    o  Palm Harbor Homes, Inc.    1,200                                       22
       Puerto Rican Cement Co., Inc.    900                                   23
       Pulte Corp.    1,400                                                   65
    o  Quanta Services, Inc.    1,900                                         49
       The Ryland Group, Inc.    700                                          33
    o  Sawtek, Inc.    1,400                                                  34
    o  SBA Communications Corp.    1,300                                      44
       Sherwin-Williams Co.    5,400                                         113
    o  Simpson Manufacturing, Inc.    300                                     15
    +  Standard Pacific Corp.    900                                          18
       The Stanley Works    2,900                                            105
    o  Stone & Webster, Inc.    700                                            1
       Texas Industries, Inc.    1,000                                        31
    o  Toll Brothers, Inc.    1,800                                           64
    o  Trex Co., Inc.    500                                                  14
       United Dominion Industries
       Ltd.    1,300                                                          34
       USG Corp.    1,400                                                     15
       Vulcan Materials Co.    3,700                                         171
       Walter Industries, Inc.    1,900                                       21
    o  Wesco International, Inc.    2,300                                     17
   o+  Wilsons The Leather Experts    600                                     13
                                                                     -----------
                                                                           2,378

       CONSUMER: DURABLE  0.2%
       -------------------------------------------------------------------------
    o  Applica, Inc.    900                                                    6
       Black & Decker Corp.    2,800                                         112
    o  Champion Enterprises, Inc.    2,200                                    18
    o  Chromcraft Revington, Inc.    800                                       8
       Coachmen Industries, Inc.    700                                        7
       Compx International, Inc.    800                                        9
    o  Energizer Holdings, Inc.    3,033                                      72
       Ethan Allen Interiors, Inc.    1,200                                   43

  90       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Flexsteel Industries, Inc.    600                                       7
    o  FuelCell Energy, Inc.    600                                           41
    o  Furniture Brands International, Inc. 1,400                             32
    o  Genlyte Group, Inc.    600                                             17
   o+  Griffon Corp.    500                                                    5
       Haverty Furniture Cos., Inc.    1,200                                  17
    o  Helen of Troy Ltd.    2,000                                            12
       Hillenbrand Industries, Inc.    2,300                                 116
       Kimball International, Inc.,
       Class B    2,100                                                       31
       La-Z-Boy, Inc.    1,900                                                34
       Leggett & Platt, Inc.    6,200                                        120
    o  Linens 'N Things, Inc.    1,300                                        35
       Maytag Corp.    2,600                                                  90
    o  Mohawk Industries, Inc.    1,700                                       56
       National Presto Industries, Inc.    400                                11
    o  Rent-A-Center, Inc.    1,000                                           36
    o  Restoration Hardware, Inc.    1,700                                     9
    o  Salton, Inc.    600                                                    10
    +  Skyline Corp.    100                                                    3
       SLI, Inc.    1,600                                                     11
   o+  Stanley Furniture Co., Inc.    100                                      3
       Sturm, Ruger & Co., Inc.    1,100                                      11
       Thomas Industries, Inc.    700                                         18
       Toro Co.    400                                                        18
       Virco Manufacturing Corp.    968                                       10
    o  Water Pik Technologies, Inc.    195                                     2
       Whirlpool Corp.    2,600                                              145
                                                                     -----------
                                                                           1,175

       CONSUMER: NONDURABLE  1.1%
       -------------------------------------------------------------------------
    o  The 3DO Co.    2,100                                                    5
    o  A.T. Cross Co., Class A    2,400                                       18
   o+  Action Performance Cos., Inc.    400                                    6
   o+  AFC Enterprises, Inc.    1,000                                         24
       American Greetings Corp.,
       Class A    3,000                                                       35
       Applebee's International, Inc.    900                                  38
    o  Boyd Gaming Corp.    2,800                                             13
    o  Boyds Collection Ltd.    2,200                                         21
    o  Brinker International, Inc.    3,300                                   95
    o  Buca, Inc.    1,100                                                    23
   o+  California Pizza Kitchen, Inc.    400                                   9
    o  Catalina Marketing Corp.    1,700                                      59
       CBRL Group, Inc.    1,800                                              36
    o  CEC Entertainment, Inc.    850                                         44
       Cedar Fair L.P.    1,800                                               38
    o  Championship Auto Racing
       Teams, Inc.    1,000                                                   16
    o  The Cheesecake Factory    950                                          36
    +  Churchill Downs, Inc.    400                                           12
    o  Corvis Corp.    11,200                                                 77
    o  Cytyc Corp.    4,800                                                  113
       Darden Restaurants, Inc.    4,000                                     109
    o  Dave and Buster's, Inc.    1,700                                       15
    o  Department 56, Inc.    1,600                                           14
       Dover Downs Entertainment,
       Inc.    1,400                                                          17
    o  Electronic Arts, Inc.    4,400                                        249
    o  Factory 2-U Stores, Inc.    600                                        16
       Fastenal Co.    1,300                                                  84
       The First Years, Inc.    1,500                                         17
       Fortune Brands, Inc.    5,600                                         174
    o  Fossil, Inc.    1,650                                                  31
    o  Garden Fresh Restaurant
       Corp.    1,700                                                         11
    o  Handleman Co.    1,400                                                 16
       Harcourt General, Inc.    2,100                                       115
       Hasbro, Inc.    5,400                                                  66
    o  Hollywood Media Corp.    1,100                                          5
   o+  ICU Medical, Inc.    200                                                8
    o  IHOP Corp.    1,000                                                    21
    o  International Game Technology    3,300                                185
       International Speedway Corp.,
       Class A    1,745                                                       79
    o  Isle of Capris Casinos, Inc.    1,100                                  10
    o  Jack in the Box, Inc.    1,200                                         32
    o  Jakks Pacific, Inc.    1,200                                           17
       Lancaster Colony Corp.    1,300                                        39
       Landry's Seafood Restaurants,
       Inc.    1,800                                                          22
       Lone Star Steakhouse & Saloon,
       Inc.    1,400                                                          17
       Luby's, Inc.    1,400                                                  11
       The Marcus Corp.    1,500                                              23
    o  Marvel Enterprises, Inc.    2,300                                       4
       Mattel, Inc.    14,700                                                237

                                       SEE THE FINANCIAL NOTES, WHICH       91
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       McDonald's Corp.    44,500                                          1,224
    o  MCK Communications, Inc.    1,600                                       4
    o  Midway Games, Inc.    2,100                                            21
       Movado Group, Inc.    1,700                                            26
   o+  MP3.com, Inc.    500                                                    2
       Newell Rubbermaid, Inc.    9,000                                      243
    o  NPC International, Inc.    1,500                                       16
   o+  O'Charleys, Inc.    400                                                 8
    o  Omnivision Technologies, Inc.    1,400                                  7
    o  On Command Corp.    1,500                                              10
       Oneida Ltd.    700                                                     11
    o  Outback Steakhouse, Inc.    2,500                                      72
   o+  P.F. Chang's China Bistro, Inc.    400                                 16
    o  Packard Bioscience Co.    1,900                                        13
    o  Panera Bread Co., Class A    400                                       12
    o  Papa John's International, Inc.    700                                 20
    o  Rare Hospitality International
       Inc.    1,050                                                          29
       Regis Corp.    1,000                                                   18
       Riviana Foods, Inc.    900                                             15
       Ruby Tuesday, Inc.    3,600                                            69
       Russ Berrie & Co., Inc.    1,000                                       24
    o  Ryan's Family Steak Houses,
       Inc.    1,500                                                          18
    o  SCP Pool Corp.    900                                                  28
   o+  Service Corp. International    4,300                                   20
    o  Sonic Corp.    750                                                     21
    o  Sotheby's Holdings, Inc.,
       Class A    1,800                                                       33
    o  Starbucks Corp.    12,800                                             248
    o  The Steak N Shake Co.    1,580                                         14
    +  Stewart Enterprises, Inc.,
       Class A    2,000                                                       10
    o  Student Advantage, Inc.    1,900                                        5
    o  The Topps Co., Inc.    1,700                                           17
    o  Trans World Entertainment
       Corp.    1,500                                                         13
    o  Triarc Cos., Inc.    700                                               18
    o  Tricon Global Restaurants,
       Inc.    4,800                                                         215
       Tupperware Corp.    1,800                                              40
       Wendy's International, Inc.    3,800                                   96
   o+  World Wrestling Federation
       Entertainment, Inc.    900                                             12
    o  Yankee Candle Co., Inc.    1,700                                       32
                                                                     -----------
                                                                           5,062

       CONTAINERS  0.1%
       -------------------------------------------------------------------------
    o  AEP Industries, Inc.    400                                            21
       Ball Corp.    900                                                      41
       Bemis Co., Inc.    1,700                                               64
       Crown Cork & Seal Co., Inc.    3,600                                   16
       Greif Brothers Corp., Class A    700                                   20
   o+  Ivex Packaging Corp.    800                                            13
       Liqui-Box Corp.    200                                                  9
    o  Mobile Mini, Inc.    1,100                                             33
    o  Owens-Illinois, Inc.    4,900                                          39
    o  Packaging Corp. of America    3,400                                    48
    o  Pactiv Corp.    5,400                                                  75
    o  Sealed Air Corp.    3,000                                             116
    o  Silgan Holdings, Inc.    900                                           12
       Sonoco Products Co.    3,100                                           69
                                                                     -----------
                                                                             576

       ELECTRONICS  7.1%
       -------------------------------------------------------------------------
    o  ACT Manufacturing, Inc.    900                                         15
    o  Acxiom Corp.    2,800                                                  42
    o  Adaptive Broadband Corp.    1,000                                       1
    o  ADC Telecommunications,
       Inc.    25,820                                                        194
   o+  ADE CORP.    600                                                       10
    o  Adelphia Business Solutions,
       Inc.    1,500                                                           6
    o  Adelphia Communications Corp.,
       Class A    4,901                                                      178
    o  Advanced Fibre Communications,
       Inc.    2,400                                                          38
    o  Advanced Micro Devices,
       Inc.    10,300                                                        319
   ~o  Advanced Radio Telecom
       Corp.    1,000                                                         --
   o+  Agere Systems, Inc.,
       Class A    18,300                                                     128
    o  Airnet Communications
       Corp.    1,300                                                          5
    o  Allen Telecom, Inc.    1,500                                           20
   o+  Alliance Fiber Optic Products,
       Inc.    1,600                                                          13

  92       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Alliant Techsystems, Inc.    750                                       71
    o  Alpha Industries, Inc.    1,400                                        34
    o  Altera Corp.    13,500                                                341
    o  American Power Conversion
       Corp.    6,700                                                         95
    o  Amkor Technology, Inc.    4,800                                       104
    o  Amphenol Corp., Class A    1,400                                       59
    o  Anadigics, Inc.    1,150                                               20
    o  Analog Devices, Inc.    12,200                                        577
    o  Anaren Microwave, Inc.    800                                          14
    o  Andrew Corp.    2,600                                                  46
    o  Anixter International, Inc.    1,300                                   34
    o  Antec Corp.    1,600                                                   13
   o+  APA Optics, Inc.    1,000                                               9
       Applied Biosystems Group --
       Applera Corp.    6,900                                                221
    o  Applied Materials, Inc.    28,049                                   1,531
    o  APW Ltd.    1,700                                                      14
    o  Arguss Communications, Inc.    1,800                                   10
    o  Arrow Electronics, Inc.    3,300                                       92
    o  Artisan Components, Inc.    1,100                                       8
    o  Aspect Communications Corp.    1,700                                    9
    o  AstroPower, Inc.    500                                                21
    o  Asyst Technologies, Inc.    1,200                                      22
    o  Atmel Corp.    15,200                                                 211
    o  ATMI, Inc.    900                                                      24
    o  Audiovox Corp., Class A    1,600                                       13
    o  Avanex Corp.    2,100                                                  30
    o  Avid Technology, Inc.    1,100                                         19
       Avnet, Inc.    3,092                                                   79
       AVX Corp.    5,500                                                    102
    o  Aware, Inc.    1,100                                                    9
    o  AXT, Inc.    800                                                       25
    +  BEI Technologies, Inc.    700                                          17
    o  Bel Fuse, Inc., Class A    700                                         18
       Bel Fuse, Inc., Class B    500                                         13
       Belden, Inc.    800                                                    19
    o  Benchmark Electronics, Inc.    700                                     18
       BMC Industries, Inc.    2,100                                          12
       Boston Acoustics, Inc.    800                                           8
    o  Broadcom Corp., Class A    8,100                                      337
    o  Brooks Automation, Inc.    500                                         31
    o  Bruker Daltonics, Inc.    1,600                                        25
       C&D Technologies, Inc.    1,000                                        35
    o  C-COR.net Corp.    1,600                                               12
    o  Cable Design Technologies
       Corp.    1,200                                                         18
    o  Cadence Design Systems,
       Inc.    8,400                                                         174
    o  Caliper Technologies Corp.    700                                      16
    o  Captaris, Inc.    2,200                                                 5
    o  CCC Information Services Group,
       Inc.    1,700                                                          16
   o+  Checkpoint Systems, Inc.    1,600                                      15
   o+  ChipPAC, Inc.    2,400                                                 15
    o  CIENA Corp.    10,200                                                 562
    o  Cirrus Logic, Inc.    2,600                                            42
    o  CMGI, Inc.    9,886                                                    30
    o  Coherent, Inc.    1,800                                                71
       Cohu, Inc.    600                                                      11
    o  CommScope, Inc.    1,400                                               26
    o  Computer Network Technology
       Corp.    1,100                                                         11
    o  Concord Communications,
       Inc.    1,600                                                          11
    o  Conexant Systems, Inc.    7,996                                        86
    o  Cox Radio, Inc., Class A    1,100                                      28
    o  Cree, Inc.    2,400                                                    52
       CTS Corp.    800                                                       19
    +  Cubic Corp.    400                                                     12
    o  Cyberonics, Inc.    1,200                                              14
    o  Cypress Semiconductor Corp.    4,200                                   95
   o+  Daktronics, Inc.    600                                                13
   o+  Data Broadcasting Corp.    2,000                                       14
    o  DDI Corp.    1,600                                                     39
    o  Dionex Corp.    700                                                    21
    o  DMC Stratex Networks, Inc.    2,200                                    17
    o  DSP Group, Inc.    800                                                 17
    o  Dupont Photomasks, Inc.    500                                         28
    o  Electro Rent Corp.    1,100                                            17
    o  Electro Scientific Industries,
       Inc.    800                                                            29
    o  Electroglas, Inc.    900                                               14
    o  Electronics Boutique Holdings
       Corp.    800                                                           20
    o  Electronics for Imaging, Inc.    1,900                                 53

                                       SEE THE FINANCIAL NOTES, WHICH       93
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Emcore Corp.    1,000                                                  41
    o  Emulex Corp.    2,400                                                  86
   o+  Entegris, Inc.    2,300                                                21
    o  ESS Technology, Inc.    2,400                                          17
   o+  Esterline Technologies Corp.    900                                    18
    o  Exar Corp.    1,300                                                    38
   o+  Excel Technology, Inc.    600                                          13
    o  FEI Co.    1,000                                                       26
   o+  Flir Systems, Inc.    1,200                                            17
    o  FSI International, Inc.    1,300                                       13
    o  Gadzoox Networks, Inc.    600                                           1
    o  Genencor International, Inc.    1,700                                  23
       General Cable Corp.    1,700                                           20
    o  General Semiconductor, Inc.    1,300                                   15
    o  Genrad, Inc.    1,500                                                  11
    o  Gentex Corp.    2,300                                                  62
       Gerber Scientific, Inc.    1,900                                       13
    o  Getty Images, Inc.    1,600                                            40
    o  Glenayre Technologies, Inc.    2,300                                    5
    o  Globespan, Inc.    2,200                                               48
       Harman International Industries,
       Inc.    1,000                                                          32
    o  Harmonic, Inc.    2,342                                                10
       Harris Corp.    2,000                                                  57
    o  Hearst-Argyle Television,
       Inc.    1,600                                                          37
    o  HI/FN, Inc.    800                                                     13
    o  Hollywood Entertainment
       Corp.    2,000                                                          6
    o  Hutchinson Technology, Inc.    800                                     12
    o  iBeam Broadcasting Corp.    2,900                                       1
    o  Imation Corp.    1,000                                                 23
    o  IMRglobal Corp.    1,900                                               16
    o  Integrated Circuit Systems,
       Inc.    1,900                                                          32
    8  Intel Corp.    231,332                                              7,150
    o  Intermagnetics General Corp.    854                                    21
    o  International Rectifier Corp.    2,100                                117
    o  Internet Security Systems    1,400                                     70
   o+  Itron, Inc.    1,000                                                   15
       ITT Industries, Inc.    4,300                                         189
   o+  Ixia Corp.    1,700                                                    29
    o  JDS Uniphase Corp.    52,724                                        1,128
    o  JNI CORP.    1,400                                                     14
    o  Kemet Corp.    2,700                                                   55
    o  Kent Electronics Corp.    800                                          17
    o  KLA-Tencor Corp.    6,200                                             341
    o  Kopin Corp.    1,800                                                   13
    o  Kulicke & Soffa Industries,
       Inc.    1,400                                                          23
    o  L-3 Communications Holdings,
       Inc.    1,300                                                         100
    o  Lam Research Corp.    4,000                                           118
   o+  LeCroy Corp.    900                                                    17
       Linear Technology Corp.    10,800                                     519
    o  Littelfuse, Inc.    500                                                13
    o  Loral Space & Communications
       Corp.    8,500                                                         20
    o  LSI Logic Corp.    10,600                                             217
       Lucent Technologies, Inc.    114,623                                1,147
   o+  Luminent, Inc.    4,900                                                21
    o  Macromedia, Inc.    1,900                                              43
    o  Mattson Technology, Inc.    1,100                                      19
    o  Maxim Integrated Products,
       Inc.    12,303                                                        626
    o  McData Corp., Class A    2,617                                         60
   o+  Measurement Specialties, Inc.    700                                   15
    o  MEMC Electronic Materials,
       Inc.    2,700                                                          21
    o  Merix Corp.    700                                                     14
    o  Mestek, Inc.    700                                                    14
   o+  Metawave Communications
       Corp.    1,900                                                          7
       Methode Electronics, Inc.,
       Class A    1,100                                                        6
    o  Metro Information Services, Inc.    2,000                               9
    o  Metromedia Fiber Network, Inc.,
       Class A    16,010                                                      81
    o  Micron Technology, Inc.    20,200                                     917
    o  Microsemi Corp.    500                                                 19
   o+  Microtune, Inc.    1,500                                               18
    o  MKS Instruments, Inc.    1,200                                         30
       Molex, Inc.    6,425                                                  260
       Moody's Corp.    5,500                                                173
       Motorola, Inc.    74,155                                            1,153
    o  MRV Communications, Inc.    2,200                                      17

  94       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    +  MTS SYSTEMS CORP.    1,500                                             13
    o  Nanogen, Inc.    1,500                                                 10
    o  National Semiconductor Corp.    6,500                                 187
    o  Netopia, Inc.    2,100                                                  7
    o  Netro Corp.    2,200                                                   10
    o  New Focus, Inc.    2,100                                               27
       Newport Corp.    1,200                                                 45
    o  Nextel Communications, Inc.,
       Class A    25,900                                                     421
    o  Nextel Partners, Inc.,
       Class A    5,200                                                       89
    o  Novoste Corp.    900                                                   18
    o  Nvidia Corp.    2,700                                                 225
    o  OYO Geospace Corp.    300                                               7
    o  P-Com, Inc.    2,600                                                    3
    +  Park Electrochemical Corp.    600                                      14
    o  Parkervision, Inc.    400                                              11
    o  Paxson Communications
       Corp.    1,900                                                         24
   o+  Pemstar, Inc.    1,600                                                 16
    o  PeoplePC, Inc.    3,000                                                 1
    o  Pericom Semiconductor
       Corp.    900                                                           16
       PerkinElmer, Inc.    2,600                                            174
    o  Photronics, Inc.    900                                                26
    o  Pinnacle Systems, Inc.    1,800                                        19
       Pioneer Standard Electronics,
       Inc.    1,100                                                          13
    o  Pixelworks, Inc.    1,100                                              25
    o  Plantronics, Inc.    1,500                                             29
    o  Plexus Corp.    1,200                                                  37
    o  PLX Technology, Inc.    1,300                                           6
    o  Powell Industries, Inc.    2,000                                       36
    o  Power Intergrations, Inc.    900                                       17
    o  Power-One, Inc.    2,500                                               44
    o  Powerwave Technologies,
       Inc.    2,200                                                          40
    o  PRI Automation, Inc.    700                                            13
    o  Qualcomm, Inc.    25,600                                            1,468
    o  Quicklogic Corp.    900                                                 5
    o  Rambus, Inc.    3,100                                                  53
    o  Rational Software Corp.    6,700                                      162
    o  Rayovac Corp.    800                                                   17
    o  Remec, Inc.    1,500                                                   16
   o+  REX Stores Corp.    200                                                 4
    o  RF Micro Devices, Inc.    5,100                                       150
    +  Richardson Electronics Ltd.    300                                      4
   o+  Riverstone Networks, Inc.    3,400                                     48
    o  Rofin-Sinar Technologies, Inc.    1,400                                14
    o  Rogers Corp.    800                                                    23
    o  Sanmina Corp.    10,520                                               307
    o  SCI Systems, Inc.    4,600                                            118
       Scientific-Atlanta, Inc.    5,600                                     323
    o  Semitool, Inc.    1,300                                                14
    o  Semtech Corp.    2,200                                                 63
    o  Sensormatic Electronics Corp.    2,300                                 33
   o+  Silicon Laboratories, Inc.    1,500                                    29
    o  Silicon Storage Technology, Inc.    2,600                              26
    o  Silicon Valley Group, Inc.    1,000                                    32
    o  Siliconix, Inc.    800                                                 24
    o  Sipex Corp.    1,600                                                   19
    o  Solectron Corp.    21,920                                             558
    o  Spectra-Physics Lasers, Inc.    700                                    13
   o+  Spectralink Corp.    500                                                5
    o  SpeechWorks International, Inc.    1,000                               13
    o  SpeedFam-IPEC, Inc.    2,200                                           14
   o+  Standard Microsystems Corp.    1,000                                   14
    *  Stora Enso Oyj    4,199                                                46
    o  Superconductor Technologies    1,600                                    8
    o  Superior TeleCom, Inc.    1,124                                         3
   o+  Supertex, Inc.    400                                                   7
       Symbol Technologies, Inc.    7,537                                    237
    o  Symmetricom, Inc.    2,100                                             31
    o  Synavant, Inc.    1,325                                                 7
       Technitrol, Inc.    1,000                                              30
    o  Tekelec, Inc.    1,800                                                 56
    o  Tektronix, Inc.    3,300                                               80
    o  TeleCorp PCS, Inc.    5,228                                            84
    o  Tellabs, Inc.    13,900                                               488
    o  Teradyne, Inc.    5,800                                               229
    o  Terayon Communication Systems,
       Inc.    1,800                                                           9
    o  Tessco Technologies, Inc.    700                                        8
       Texas Instruments, Inc.    59,147                                   2,289
    o  Therma-Wave, Inc.    1,000                                             17

                                       SEE THE FINANCIAL NOTES, WHICH       95
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Thermo Electron Corp.    10,150                                       268
       Thomas & Betts Corp.    2,400                                          50
    o  THQ, Inc.    800                                                       30
    o  Three-Five Systems, Inc.    1,099                                      18
    o  Tollgrade Communications, Inc.    600                                  16
   o+  Transmeta Corp.    4,500                                               78
    o  TranSwitch Corp.    2,600                                              45
    o  Triquint Semiconductor, Inc.    2,700                                  78
   o+  TTM Technologies, Inc.    1,900                                        12
    o  Tweeter Home Entertainment
       Group, Inc.    600                                                     15
    o  Ulticom, Inc.    1,300                                                 26
    +  United Industrial Corp.    1,200                                       17
       Unitil Corp.    600                                                    15
    o  Univision Communications, Inc.,
       Class A    6,900                                                      302
   o+  UQM Technologies, Inc.    2,800                                        20
    o  Valence Technology, Inc.    1,400                                       8
    o  Varian Medical Systems, Inc.    1,100                                  76
    o  Varian Semiconductor
       Equipment    1,000                                                     46
    o  Varian, Inc.    1,300                                                  42
       Vector Group Ltd.    1,061                                             38
    o  Viasat, Inc.    1,000                                                  18
    o  Vicor Corp.    1,200                                                   29
    o  Virata Corp.    1,700                                                  23
    o  Vishay Intertechnology, Inc.    4,550                                 114
    o  VISX, Inc.    2,100                                                    43
    o  Waters Corp.    4,400                                                 230
    o  WebMD Corp.    12,326                                                 107
    o  Western Digital Corp.    4,200                                         22
   o+  Western Multiplex Corp.,
       CLASS A    1,700                                                       11
    o  Western Wireless Corp.,
       Class A    2,200                                                       98
    o  Wink Communications, Inc.    2,200                                     10
    o  Xilinx, Inc.    11,200                                                532
    o  Zoran Corp.    700                                                     16
                                                                     -----------
                                                                          33,879

       ENERGY: RAW MATERIALS  1.7%
       -------------------------------------------------------------------------
    +  Alliance Resource Partners L.P.    200                                  5
       Anadarko Petroleum Corp.    8,630                                     558
       Apache Corp.    4,200                                                 269
    +  Apco Argentina, Inc.    200                                             7
       Arch Coal, Inc.    1,300                                               40
   o+  ATP Oil & Gas Corp.    400                                              5
    o  Atwood Oceanics, Inc.    500                                           22
       Baker Hughes, Inc.    11,500                                          452
    o  Barrett Resources Corp.    1,100                                       71
       Berry Petroleum, Class A    1,000                                      12
    o  BJ Services Co.    2,900                                              239
       Buckeye Partners L.P.    900                                           30
       Burlington Resources, Inc.    7,500                                   354
       Cabot Oil & Gas Corp., Class A    900                                  26
    o  Chesapeake Energy Corp.    4,700                                       39
   o+  Comstock Resources, Inc.    1,800                                      19
    o  Cooper Cameron Corp.    1,800                                         114
   o+  Denbury Resources, Inc.    1,500                                       14
       Devon Energy Corp.    4,836                                           285
    o  Dril-Quip, Inc.    500                                                 16
   o+  Emex Corp.    1,135                                                    16
   o+  Encore Acquisition Co.    700                                          10
   o+  Energy Conversion Devices, Inc.    600                                 16
   o+  Energy Partners Ltd.    1,200                                          13
       Ensco International, Inc.    4,700                                    183
       Enterprise Products Partners L.P.   1,500                              58
       EOG Resources, Inc.    4,000                                          186
    o  Evergreen Resources, Inc.    800                                       34
    o  Forest Oil Corp.    750                                                24
    o  Global Marine, Inc.    6,000                                          172
    o  Grey Wolf, Inc.    5,800                                               37
       Halliburton Co.    15,200                                             657
   o+  Headwaters, Inc.    1,200                                              12
       Helmerich & Payne, Inc.    1,600                                       82
   o+  Kaneb Services, Inc.    1,400                                           9
    o  Key Energy Services, Inc.    2,800                                     37
    o  KEY Production Co., Inc.    1,200                                      27
    o  Kirby Corp.    800                                                     18
    o  Louis Dreyfus Natural Gas Corp.    1,400                               53
       Massey Energy Co.    2,500                                             56
       McDermott International, Inc.    1,700                                 21
       Mitchell Energy & Development Corp.,
       Class A    1,700                                                       94
    o  Nabors Industries, Inc.    5,117                                      305
    o  Newpark Resources, Inc.    2,200                                       20

  96       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       NL Industries, Inc.    1,500                                           22
       Noble Affiliates, Inc.    1,800                                        78
    o  Noble Drilling Corp.    4,600                                         223
       Occidental Petroleum Corp.    12,700                                  383
    o  Offshore Logistics, Inc.    600                                        16
   o+  Oil States International, Inc.    1,500                                16
    o  Parker Drilling Co.    2,800                                           17
       Penn Virginia Corp.    400                                             18
       Plains All American Pipeline L.P.    1,000                             25
    o  Plains Resources, Inc.    1,000                                        24
    o  Prima Energy Corp.    575                                              18
    o  Pure Resources, Inc.    972                                            21
   o+  Quicksilver Resource, Inc.    400                                       6
   o+  Range Resources Corp.    2,400                                         14
    o  Rowan Cos., Inc.    3,400                                             113
    +  RPC, Inc.    900                                                       13
       Schlumberger Ltd.    19,800                                         1,313
    o  Seitel Corp.    800                                                    16
    o  Smith International, Inc.    1,700                                    138
    o  Southwestern Energy Co.    1,600                                       21
    o  Swift Energy Co.    1,100                                              35
    +  TC Pipelines L.P.    700                                               17
       Tidewater, Inc.    2,700                                              127
    o  Tom Brown, Inc.    1,200                                               31
    o  Trico Marine Services, Inc.    1,300                                   19
    o  Unit Corp.    1,600                                                    32
    +  USEC, Inc.    1,800                                                    15
    o  UTI Energy Corp.    1,200                                              41
       Valero Energy Corp.    2,000                                           96
   o+  W-H Energy Services, Inc.    900                                       26
    o  Weatherford International, Inc.    3,800                              221
       Western Gas Resources, Inc.    2,000                                   80
                                                                     -----------
                                                                           7,952

       FOOD & AGRICULTURE  2.8%
       -------------------------------------------------------------------------
   o+  AG Services of America    300                                           5
    o  Agribrands International, Inc.    400                                  22
    +  Alico, Inc.    300                                                      5
    o  American Italian Pasta Co., Class A    500                             18
       The Andersons, Inc.    1,500                                           12
       Archer-Daniels-Midland Co.    22,275                                  265
   o+  Aurora Foods, Inc.    2,500                                            12
       Bob Evans Farms, Inc.    2,200                                         42
    +  Bridgford Foods Corp.    300                                            4
    o  Cadiz, Inc.    1,600                                                   15
       Campbell Soup Co.    14,500                                           441
       Coca-Cola Bottling Co. Consolidated  400                               16
       Coca-Cola Co.    85,500                                             3,949
       Coca-Cola Enterprises, Inc.    13,800                                 250
       ConAgra Foods, Inc.    17,893                                         372
       Corn Products International, Inc.   1,200                              29
    o  CTB International Corp.    1,600                                       15
       Dean Foods Co.    1,100                                                41
    o  Del Monte Foods Co.    1,500                                           12
       Delta & Pine Land Co.    1,300                                         31
       Dole Food Co., Inc.    1,900                                           28
       Dreyer's Grand Ice Cream, Inc.    800                                  21
       Earthgrains Co.    2,100                                               47
   o+  Eden Bioscience Corp.    1,000                                         14
    o  Embrex, Inc.    600                                                     8
    +  Farmers Brothers Co.    200                                            43
       Fleming Cos., Inc.    1,300                                            38
   o+  Flowers Foods, Inc.    640                                             17
    o  Fresh Del Monte Produce, Inc.    1,700                                 12
   o+  Gehl Co.    300                                                         5
       General Mills, Inc.    9,500                                          374
   o+  Green Mountain Coffee, Inc.    200                                      5
   o+  Griffen Land & Nuseries, Inc.    300                                    5
    o  Gumtech International, Inc.    400                                      4
    o  H Power Corp.    2,100                                                 16
       H.J. Heinz Co.    11,700                                              458
    o  Hain Celestial Group, Inc.    906                                      23
       Hershey Foods Corp.    4,700                                          284
       Hormel Foods Corp.    6,000                                           124
       IBP, Inc.    3,200                                                     51
       IMC Global, Inc.    3,500                                              42
    +  Ingles Markets, Inc., Class A    300                                    4
       International Multifoods Corp.    600                                  11
       Interstate Bakeries Corp.    1,700                                     24
    o  J & J Snack Foods Corp.    700                                         14
    +  J.M. Smucker Co.    800                                                21
       Kellogg Co.    13,900                                                 354
    o  Krispy Kreme Doughnuts, Inc.    800                                    33
       Lance, Inc.    1,200                                                   14
    +  Lesco, Inc.    300                                                      4
       Lindsay Manufacturing Co.    800                                       15
       Marsh Supermarkets, Inc., Class B    1,000                             12

                                       SEE THE FINANCIAL NOTES, WHICH       97
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Maui Land & Pineapple Co.    800                                       14
       McCormick & Co., Inc.    2,400                                         94
       Midwest Grain Products, Inc.    1,500                                  13
    +  Monsanto Co.    1,100                                                  34
   o+  Monterey Pasta Co.    700                                               4
       Nash Finch Co.    1,800                                                36
   o+  Odwalla, Inc.    500                                                    5
   o+  The Pantry, Inc.    400                                                 3
   o+  Penn Traffic Co.    600                                                 4
       The Pepsi Bottling Group, Inc.    5,000                               200
       PepsiAmericas, Inc.    5,100                                           76
       PepsiCo, Inc.    49,700                                             2,177
       Pilgrim's Pride Corp., Class B    1,400                                15
       Quaker Oats Co.    4,500                                              437
    o  Ralcorp Holdings, Inc.    700                                          12
       Ralston Purina Group    10,400                                        316
   o+  Ravenswood Winery, Inc.    300                                          9
       Sanderson Farms, Inc.    1,400                                         16
       Sara Lee Corp.    28,178                                              561
       Schultz SAV O Stores, Inc.    1,100                                    14
    o  The Scotts Co., Class A    900                                         38
       Sensient Technologies Corp.    1,600                                   29
    o  Smithfield Foods, Inc.    1,800                                        62
   o+  Spartan Stores, Inc.    500                                             5
    o  Suiza Foods Corp.    900                                               42
       Supervalu, Inc.    5,187                                               71
       Sysco Corp.    23,286                                                 655
       Tasty Baking Co.    1,300                                              20
    o  Tejon Ranch Co.    674                                                 18
       Tootsie Roll Industries, Inc.    1,566                                 76
       Tyson Foods, Inc., Class A    7,800                                   107
    o  Ultrak, Inc.    1,500                                                   5
    o  United Natural Foods, Inc.    1,300                                    18
    o  Whole Foods Market, Inc.    800                                        39
    o  Wild Oats Markets, Inc.    1,250                                       10
       Wm. Wrigley Jr. Co.    7,600                                          367
                                                                     -----------
                                                                          13,283

       GOLD  0.0%
       -------------------------------------------------------------------------
    o  Golden Cycle Gold Corp.    600                                          3
       Homestake Mining Co.    8,500                                          53
    o  Meridian Gold, Inc.    3,100                                           26
       Newmont Mining Corp.    6,751                                         123
                                                                     -----------
                                                                             205

       HEALTHCARE / DRUGS & MEDICINE  12.5%
       -------------------------------------------------------------------------
    o  3-Dimensional Pharmaceuticals,
       Inc.    1,400                                                          17
       Abbott Laboratories    53,305                                       2,472
    o  Abgenix, Inc.    2,600                                                 98
    o  Abiomed, Inc.    800                                                   15
    o  Acacia Research Corp.    300                                            3
    o  Accredo Health, Inc.    750                                            26
    o  Aclara BioSciences, Inc.    2,400                                      12
    o  AdvancePCS Corp.    1,100                                              63
    o  Albany Molecular Research, Inc.    1,100                               35
    o  Alexion Pharmaceuticals, Inc.    600                                   14
   o+  Align Technology, Inc.    1,100                                        10
    o  Alkermes, Inc.    1,900                                                58
       Allergan, Inc.    4,800                                               365
    o  Alliance Pharmaceutical Corp.    1,100                                  5
    o  Allscripts Healthcare Solutions,
       Inc.    1,900                                                           9
       Alpharma, Inc., Class A    1,200                                       27
    o  Alza Corp.    8,000                                                   366
   o+  American Medical Systems Holdings,
       Inc.    1,000                                                          13
       American Home Products
       Corp.    45,300                                                     2,616
    o  Ameripath, Inc.    900                                                 22
    o  Amerisource Health Corp.,
       Class A    1,900                                                      103
    o  Amgen, Inc.    35,800                                               2,189
   o+  Amsurg Corp., Class A    400                                            8
    o  Amylin Pharmaceuticals, Inc.    1,700                                  18
    o  Andrx Group    2,400                                                  142
    o  Antigenics, Inc.    900                                                16
   o+  Aphton Corp.    800                                                    14
    o  APOGENT TECHNOLOGIES, INC.    3,600                                    83
    o  Apria Healthcare Group, Inc.    1,700                                  44
   o+  Arqule, Inc.    800                                                    12
       Arrow International, Inc.    700                                       27
    o  Arthrocare Corp.    900                                                17
    o  Aspect Medical Systems, Inc.    1,200                                  12
    o  Atrix Labs, Inc.    1,400                                              23
    o  Aurora Biosciences Corp.    1,200                                      28
    o  Avant Immunotherapeutics, Inc.    2,100                                10
    o  Avigen, Inc.    900                                                    16

  98       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Aviron    1,000                                                        49
    o  Bacou USA, Inc.    1,000                                               25
    o  Barr Laboratories, Inc.    1,250                                       72
       Bausch & Lomb, Inc.    1,900                                           81
       Baxter International, Inc.    10,165                                  927
       Beckman Coulter, Inc.    2,100                                         75
       Becton, Dickinson & Co.    8,800                                      285
       Bergen Brunswig Corp.,
       Class A    4,700                                                       86
   o+  Beverly Enterprises, Inc.    3,300                                     24
    o  Bio-Rad Laboratories, Inc.,
       Class A    500                                                         21
    o  Bio-Technology General Corp.    1,800                                  14
    o  Biocryst Pharmaceuticals, Inc.    1,400                                 7
    o  Biogen, Inc.    5,000                                                 323
    o  BioMarin Pharmaceuticals, Inc.    1,800                                20
       Biomet, Inc.    5,950                                                 254
    o  Biopure Corp.    700                                                   19
    o  Biosite Diagnostics, Inc.    400                                       20
    o  Bone Care International, Inc.    1,400                                 30
    o  Boston Scientific Corp.    13,800                                     219
       Bristol-Myers Squibb Co.    67,500                                  3,780
       C.R. Bard, Inc.    1,800                                               79
       Cardinal Health, Inc.    15,061                                     1,015
    o  Caremark Rx, Inc.    7,700                                            122
       Carter-Wallace, Inc.    1,500                                          34
    o  Celera Genomics Group -- Applera
       Corp.    1,900                                                         78
    o  Celgene Corp.    3,000                                                 53
    o  Cell Genesys, Inc.    1,000                                            16
    o  Cell Pathways, Inc.    800                                              5
    o  Cell Therapeutics, Inc.    900                                         22
    o  Cephalon, Inc.    1,500                                                96
    o  Cerus Corp.    500                                                     28
    o  Charles River Laboratories
       International, Inc.    1,400                                           35
    o  Chattem, Inc.    1,600                                                 16
    o  Chiron Corp.    6,500                                                 312
    o  ChromaVision Medical Systems,
       Inc.    1,100                                                           5
   o+  Chronimed, Inc.    600                                                  5
   o+  Cima Labs, Inc.    400                                                 22
   o+  Ciphergen Biosystems, Inc.    1,700                                    13
    o  Community Health Systems,
       Inc.    3,000                                                          86
    o  Conmed Corp.    800                                                    17
       Cooper Cos., Inc.    600                                               27
    o  COR Therapeutics, Inc.    2,200                                        68
    o  Corixa Corp.    1,802                                                  26
    o  Corvel Corp.    600                                                    22
    o  Covance, Inc.    1,800                                                 30
    o  Coventry Health Care, Inc.    2,100                                    43
   o+  Cryolife, Inc.    750                                                  20
    o  Cubist Pharmaceuticals, Inc.    900                                    28
    o  Curis, Inc.    940                                                      5
    o  CV Therapeutics, Inc.    600                                           28
    o  Cyotgen Corp.    2,300                                                  9
       D&K Healthcare Resources,
       Inc.    1,500                                                          42
       Datascope Corp.    500                                                 19
    o  DaVita, Inc.    2,800                                                  49
    o  Deltagen, Inc.    2,200                                                11
   o+  Dendreon Corp.    900                                                   8
       Dentsply International, Inc.    1,700                                  67
       Diagnostic Products Corp.    600                                       39
    o  Digene Corp.    900                                                    19
   o+  DRS Technologies, Inc.    500                                          10
    o  Duramed Pharmaceuticals,
       Inc.    1,900                                                          15
   o+  Durect Corp.    1,400                                                  11
   o+  Dynacq International, Inc.    300                                       5
       Edwards Lifesciences Corp.    1,700                                    37
   *o  Elan Corp. PLC    1,305                                                65
       Eli Lilly & Co.    38,900                                           3,307
    o  Emisphere Technologies, Inc.    800                                    14
    o  Endo Pharmaceutical Holdings,
       Inc.    2,600                                                          18
    o  Entremed, Inc.    700                                                  14
    o  Enzo Biochem, Inc.    840                                              19
    o  Enzon, Inc.    1,400                                                   83
   o+  Exact Sciences Corp.    600                                             4
    o  First Health Group Corp.    1,700                                      88
   o+  First Horizon Pharmaceutical
       Corp.    600                                                           14
    o  Forest Laboratories, Inc.,
       Class A    6,000                                                      367

                                       SEE THE FINANCIAL NOTES, WHICH       99
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
   o+  Genaissance Pharmaceuticals,
       Inc.    1,800                                                          20
    o  Gene Logic, Inc.    1,300                                              24
   o+  Genelabs Technologies    800                                            2
    o  Genentech, Inc.    6,900                                              362
   o+  GenesisIntermedia.com, Inc.    1,200                                   14
    o  Genome Therapeutics Corp.    2,100                                     16
   o+  Genta, Inc.    2,100                                                   18
    o  Genzyme Corp. -- General
       Division    3,366                                                     367
    o  Geron Corp.    1,000                                                   14
    o  Gilead Sciences, Inc.    3,930                                        192
    o  Guidant Corp.    10,416                                               427
    o  Guilford Pharmaceuticals, Inc.    700                                  14
    o  Haemonetics Corp.    700                                               23
       HCA-The Healthcare Co.    19,000                                      735
    o  Health Management Associates, Inc.,
       Class A    8,400                                                      151
    o  Health Net, Inc.    4,000                                              86
    o  Healthcare Services Group    2,500                                     16
   o+  HealthExtras, Inc.    1,300                                            10
    o  HealthSouth Corp.    13,300                                           187
       HEICO Corp., Class A    600                                            10
    o  Henry Schein, Inc.    1,300                                            50
    o  Hologic, Inc.    2,000                                                 11
       Hooper Holmes, Inc.    2,100                                           22
    o  Human Genome Sciences,
       Inc.    4,100                                                         263
    o  Humana, Inc.    6,100                                                  60
    o  Hyseq, Inc.    900                                                     10
   o+  I-Stat Corp.    600                                                    10
       ICN Pharmaceuticals, Inc.    3,300                                     85
    o  Idec Pharmaceuticals Corp.    4,900                                   241
    o  Idexx Laboratories, Inc.    1,000                                      27
    o  Igen International, Inc.    800                                        18
    o  Ilex Oncology, Inc.    700                                             13
    o  Illumina, Inc.    1,500                                                13
    o  ImClone Systems    2,100                                               85
    o  Immunex Corp.    18,700                                               285
    o  Immungen, Inc.    1,000                                                20
    o  Immunomedics, Inc.    1,700                                            23
    o  Inamed Corp.    500                                                    10
    o  Incyte Genomics, Inc.    2,100                                         34
    o  Inforte Corp.    1,400                                                 14
    o  Inhale Therapeutic Systems,
       Inc.    1,700                                                          57
    o  Inspire Pharmaceuticals,
       Inc.    1,300                                                          17
   o+  Integra LifeSciences Holdings
       Corp.    800                                                           13
    o  InterMune, Inc.    600                                                 18
   o+  Intuitive Surgical, Inc.    900                                         6
       Invacare Corp.    1,000                                                35
   o+  Inverness Medical Technology,
       Inc.    1,000                                                          35
    o  Isis Pharmaceuticals, Inc.    1,400                                    15
    o  IVAX Corp.    5,400                                                   216
       Johnson & Johnson    48,030                                         4,634
    o  King Pharmaceuticals, Inc.    5,812                                   245
   o+  Kosan Biosciences, Inc.    1,800                                       15
    o  KV Pharmaceutical Co.,
       Class A    800                                                         17
    o  LabOne, Inc.    2,100                                                  16
    o  Laboratory Corp. of America
       Holdings, Inc.    1,250                                               176
    +  Landauer, Inc.    400                                                  10
    o  Large Scale Biology Corp.    1,200                                      5
    o  LifePoint Hospitals, Inc.    1,300                                     45
    o  Ligand Pharmaceuticals, Inc.,
       Class B    1,300                                                       15
    o  Lincare Holdings, Inc.    1,700                                        85
    o  Lynx Therapeutics, Inc.    1,300                                        8
   o+  Magellan Health Services, Inc.    1,500                                15
    o  Manor Care, Inc.    3,500                                              81
   o+  Martek Biosciences Corp.    900                                        14
   o+  Matrix Pharmaceuticals, Inc.    1,500                                  15
    o  Maxim Pharmaceuticals, Inc.    1,500                                   12
       McKesson HBOC, Inc.    9,600                                          296
    o  Medarex, Inc.    2,500                                                 60
   o+  Medicines Co.    1,200                                                 13
    o  Medicis Pharmaceutical Corp.,
       Class A    1,700                                                       84
    o  Medimmune, Inc.    7,200                                              282
    o  MedQuist, Inc.    1,217                                                33
       Medtronic, Inc.    40,824                                           1,821
       Merck & Co., Inc.    79,600                                         6,047

 100       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  MGI Pharma, Inc.    1,400                                              16
    o  Mid Atlantic Medical Services,
       Inc.    1,600                                                          33
    o  Millennium Pharmaceuticals,
       Inc.    7,284                                                         271
    o  Minimed, Inc.    2,200                                                 88
    o  Molecular Devices Corp.    600                                         12
       Mylan Laboratories, Inc.    4,200                                     112
    o  Myriad Genetics, Inc.    1,400                                         74
   o+  Nabi, Inc.    800                                                       5
   o+  Napro Biotheraputics, Inc.    700                                       5
    o  NBTY, Inc.    1,800                                                    22
   o+  NEO RX Corp.    400                                                     3
   o+  Neopharm, Inc.    600                                                  15
    o  Neurogen Corp.    800                                                  18
    o  Nexell Therapeutics, Inc.    450                                        1
    o  Northfield Laboratories, Inc.    1,100                                 12
    o  Noven Pharmacuticals, Inc.    600                                      13
    o  NPS Pharmacuticals, Inc.    1,000                                      30
    o  Numerical Technologies, Inc.    1,300                                  22
    o  Oakley, Inc.    2,200                                                  52
    o  Ocular Sciences, Inc.    1,000                                         18
       Omnicare, Inc.    3,000                                                67
    o  Onyx Pharmaceuticals, Inc.    1,200                                    13
   o+  OraSure Technologies, Inc.    1,500                                    13
    o  Organogenesis, Inc.    1,500                                           14
    o  OrthAlliance, Inc., Class A    2,100                                    5
    o  Orthodontic Centers of America,
       Inc.    1,400                                                          38
    o  Osteotech, Inc.    700                                                  4
       Owens & Minor, Inc.    1,500                                           29
    o  Oxford Health Plans, Inc.    3,300                                    103
    o  Oxigene, Inc.    900                                                    5
    o  PacifiCare Health Systems,
       Inc.    1,300                                                          46
   o+  Pain Therapeutics, Inc.    1,900                                       14
   o+  Paradigm Genetics, Inc.    400                                          3
    o  Parexel International Corp.    1,900                                   24
    o  Patterson Dental Co.    2,300                                          70
    o  Pediatrix Medical Group, Inc.    800                                   21
    o  Penwest Pharmaceuticals Co.    1,200                                   17
    o  Perrigo Co.    2,800                                                   33
    4  Pfizer, Inc.    217,900                                             9,435
    o  Pharmaceutical Product
       Development, Inc.    1,000                                             60
   o+  Pharmaceutical Resources, Inc.    900                                  16
       Pharmacia Corp.    44,516                                           2,326
    o  Pharmacopeia, Inc.    800                                              16
    o  Pharmacyclics, Inc.    600                                             18
    o  PolyMedica Corp.    500                                                14
   o+  Pozen, Inc.    800                                                      6
    o  Progenics Pharmaceuticals, Inc.    900                                 12
    o  Province Healthcare Co.    1,050                                       27
    o  PSS World Medical, Inc.    1,900                                        9
    o  Quest Diagnostic, Inc.    1,600                                       197
    o  Quintiles Transnational Corp.    3,900                                 80
   o+  Regeneration Technologies, Inc.    1,200                               16
    o  Regeneron Pharmaceuticals, Inc.    1,900                               59
   o+  RehabCare Group, Inc.    500                                           19
    o  Renal Care Group, Inc.    1,500                                        43
    o  ResMed, Inc.    1,000                                                  45
    o  Respironics, Inc.    1,400                                             44
    o  Rosetta Inpharmatics    1,500                                          14
    o  Sangstat Medical Corp.    1,500                                        17
       ScheringoPlough Corp.    50,000                                     1,927
   o+  Scios, Inc.    1,200                                                   33
    o  Sepracor, Inc.    2,600                                                69
    o  Serologicals Corp.    3,000                                            53
    o  SICOR, Inc.    3,200                                                   48
    o  Sola International, Inc.    2,700                                      27
    o  SonoSite, Inc.    600                                                   8
   o+  Specialty Laboratories, Inc.    700                                    23
    o  SRI/Surgical Express, Inc.    500                                      13
    o  St. Jude Medical, Inc.    2,900                                       166
    o  Steris Corp.    2,400                                                  44
       Stryker Corp.    6,800                                                403
    o  Sunrise Assisted Living, Inc.    1,200                                 27
    o  Sunrise Technologies International    1,700                             4
    o  SuperGen, Inc.    900                                                  10
    o  Syncor International Corp.    1,200                                    42
    o  Techne Corp.    1,300                                                  42
    o  Tenet Healthcare Corp.    11,100                                      496
    o  Texas Biotech Corp.    2,600                                           18
   o+  Third Wave Technologies, Inc.    1,300                                  7
    o  Thoratec Labs Corp.    2,636                                           24
    o  Titan Pharmaceuticals, Inc.    800                                     28

                                       SEE THE FINANCIAL NOTES, WHICH      101
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
   o+  Transgenomic, Inc.    700                                               5
    o  Transkaryotic Therapies, Inc.    900                                   17
    o  Triad Hospitals, Inc.    2,045                                         63
    o  Triangle Pharmaceuticals, Inc.    1,700                                 9
    o  Trigon Healthcare, Inc.    1,900                                      114
    o  Trimeris, Inc.    500                                                  18
    o  TriPath Imaging, Inc.    2,600                                         14
       UnitedHealth Group, Inc.    11,600                                    760
    o  Universal Health Services,
       Class B    1,000                                                       90
   o+  Urologix, Inc.    400                                                   9
   o+  US Oncology, Inc.    3,200                                             29
   o+  Vaxgen, Inc.    600                                                    13
    o  Ventana Medical Systems    500                                         12
    o  Vertex Pharmaceuticals, Inc.    1,900                                  73
    o  Vical, Inc.    1,100                                                   16
    o  Viropharma, Inc.    1,000                                              37
    +  Vital Signs, Inc.    400                                               16
    o  Watson Pharmaceuticals, Inc.    3,632                                 181
    o  Wellpoint Health Networks, Inc.    2,400                              236
       West Pharmaceutical Services, Inc.    600                              17
    o  Xoma Ltd.    1,700                                                     19
    o  Young Innovations, Inc.    800                                         16
   o+  Zoll Medical Corp.    400                                              10
                                                                     -----------
                                                                          59,567

       HOUSEHOLD PRODUCTS  1.2%
       -------------------------------------------------------------------------
       Alberto-Culver Co., Class B    2,800                                  114
       Avon Products, Inc.    8,000                                          339
       Church & Dwight Co., Inc.    1,300                                     31
       Clorox Co.    7,900                                                   251
       Colgate-Palmolive Co.    19,700                                     1,100
       The Dial Corp.    3,300                                                43
    o  Elizabeth Arden, Inc.    1,200                                         22
       Estee Lauder Cos., Inc.,
       Class A    4,300                                                      171
       Gillette Co.    35,800                                              1,015
    o  Inter Parfums, Inc.    450                                              6
       International Flavors & Fragrances,
       Inc.    3,400                                                          84
       NU Skin Enterprises, Inc.,
       Class A    3,300                                                       24
    o  Playtex Products, Inc.    1,600                                        15
       Procter & Gamble Co.    44,900                                      2,696
    o  Revlon, Inc., Class A    1,800                                         12
                                                                     -----------
                                                                           5,923

       INSURANCE  4.0%
       -------------------------------------------------------------------------
       21st Century Insurance Group    2,700                                  47
       ACE Ltd.    520                                                        19
   o+  Aetna, Inc.    5,600                                                  158
       AFLAC, Inc.    18,300                                                 582
       Alfa Corp.    1,200                                                    24
    o  Alleghany Corp.    204                                                 41
       Allmerica Financial Corp.    1,900                                     96
       Allstate Corp.    25,274                                            1,055
       AMBAC Financial Group, Inc.    3,550                                  191
       American Financial Group, Inc.    1,900                                51
       American General Corp.    17,200                                      750
   10  American International Group,
       Inc.    80,437                                                      6,580
       American National Insurance Co.    800                                 59
   o+  American Physicians Capital, Inc.    1,000                             19
       Amerus Group Co.    900                                                29
       AON Corp.    8,200                                                    273
    o  Arch Capital Group Ltd.    1,100                                       17
       Argonaut Group, Inc.    800                                            14
       Arthur J. Gallagher & Co.    2,400                                     61
       Baldwin & Lyons, Inc., Class B    600                                  16
       Brown & Brown, Inc.    1,000                                           42
       Chubb Corp.    6,047                                                  404
       CIGNA Corp.    6,200                                                  662
       Cincinnati Financial Corp.    5,000                                   192
    o  CNA Financial Corp.    6,200                                          219
       CNA Surety Corp.    1,200                                              16
       Commerce Group, Inc.    1,100                                          38
       Conseco, Inc.    11,200                                               213
       Crawford & Co., Class B    1,100                                       14
       Delphi Financial Group, Inc.,
       Class A    510                                                         16
       E.W. Blanch Holdings, Inc.    700                                       9
       Erie Indemnity Co., Class A    2,000                                   60
       Everest Re Group Ltd.    1,100                                         70
       FBL Financial Group, Inc.,
       Class A    990                                                         17
       First American Corp.    2,000                                          40
    o  FPIC Insurance Group, Inc.    700                                       7
       Harleysville Group, Inc.    800                                        22

 102       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Hartford Financial Services Group,
       Inc.    8,200                                                         509
       HCC Insurance Holdings, Inc.    1,600                                  45
       Hilb, Rogal & Hamilton Co.    400                                      16
       Horace Mann Educators Corp.    1,300                                   22
       Jefferson-Pilot Corp.    5,400                                        252
       John Hancock Financial Services    10,500                             390
       Kansas City Life Insurance Co.    400                                  15
       LandAmerica Financial Group, Inc.    800                               24
       Leucadia National Corp.    1,800                                       58
       Liberty Corp.    500                                                   18
       Liberty Financial Cos., Inc.    1,600                                  67
       Lincoln National Corp.    6,500                                       300
       Loews Corp.    7,600                                                  512
    o  Markel Corp.    300                                                    59
       Marsh & McLennan Cos., Inc.    9,500                                  916
       MBIA, Inc.    5,250                                                   251
    o  Medical Assurance, Inc.    1,025                                       16
       Mercury General Corp.    1,700                                         59
       Metlife, Inc.    25,700                                               745
       MGIC Investment Corp.    3,600                                        234
    +  Midland Co.    400                                                     15
       MIIX Group, Inc.    1,000                                               7
       Mony Group, Inc.    1,500                                              53
    o  National Western Life Insurance Co.,
       Class A    300                                                         32
       Nationwide Financial Services, Inc.,
       Class A    800                                                         33
       Ohio Casualty Corp.    1,600                                           15
       Old Republic International Corp.    4,200                             121
    o  Penn Treaty American Corp.    1,000                                     2
       Penn-America Group, Inc.    900                                         9
    o  Pico Holdings, Inc.    1,000                                           13
       The PMI Group, Inc.    1,350                                           87
       Presidential Life Corp.    1,000                                       17
    o  Professionals Group, Inc.    720                                       19
       Progressive Corp.    2,800                                            327
       Protective Life Corp.    2,000                                         60
       Radian Group, Inc.    1,601                                           124
       Reinsurance Group of America,
       Inc.    1,600                                                          54
       RLI Corp.    500                                                       20
       SAFECO Corp.    5,100                                                 136
       SCPIE Holdings, Inc.    700                                            14
       Selective Insurance Group, Inc.    700                                 17
       St. Paul Cos., Inc.    7,600                                          343
       Stancorp Financial Group    1,000                                      46
       State Auto Financial Corp.    1,300                                    20
       Torchmark Corp.    4,000                                              152
       Transatlantic Holdings, Inc.    1,100                                 120
       Trenwick Group Ltd.    1,200                                           24
    o  Triad Guaranty, Inc.    500                                            18
    o  UICI    1,300                                                          12
       Unitrin, Inc.    2,600                                                 97
       UnumProvident Corp.    10,914                                         326
       Vesta Insurance Group, Inc.    2,300                                   16
       W.R. Berkley Corp.    700                                              28
       White Mountains Insurance
       Group, Inc.    200                                                     63
       Zenith National Insurance
       Corp.    600                                                           16
                                                                     -----------
                                                                          19,087

       MEDIA  4.8%
       -------------------------------------------------------------------------
       A.H. Belo Corp., Class A    3,800                                      67
    o  Ackerly Group, Inc.    1,100                                           13
    o  Acme Communications, Inc.    1,200                                     11
    o  Actv, Inc.    1,100                                                     4
   o+  Adolor Corp.    800                                                    13
   o+  AMC Entertainment, Inc.    2,100                                       15
    o  American Tower Corp., Class A    5,800                                155
   o7  AOL Time Warner, Inc.    149,452                                    7,547
       Banta Corp.    700                                                     18
    o  BHC Communications, Inc.,
       Class A    800                                                        108
    o  Cablevision Systems Corp. --
       Rainbow Media Group    2,100                                           44
    o  Cablevision Systems Corp.,
       Class A    4,500                                                      309
       Cadmus Communications Corp.    1,400                                   14
   ~o  California Amplifier, Inc.    1,000                                    --
    o  Charter Communications, Inc.,
       Class A    7,900                                                      169
    o  Chris-Craft Industries, Inc.    1,127                                  80
    o  Citadel Communications Corp.    1,000                                  26
    o  Clear Channel Communications,
       Inc.    19,786                                                      1,104

                                       SEE THE FINANCIAL NOTES, WHICH      103
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       Security And Number Of Shares                                 ($ X 1,000)
    o  CNET NETWORKS, INC.    3,683                                           45
    o  Comcast Corp., Special
       Class A    31,700                                                   1,392
    o  Consolidated Graphics, Inc.    1,400                                   19
    o  Cox Communications, Inc.,
       Class A    19,435                                                     884
    o  Crown Castle International Corp.    6,900                             169
    o  CTC Communications Group, Inc.    1,550                                 9
   o+  Cumulus Media, Inc., Class A    2,100                                  17
    o  Cymer, Inc.    700                                                     23
    o  Dick Clark Productions, Inc.    990                                    10
       Dow Jones & Co., Inc.    3,000                                        163
    o  Drexler Technology Corp.    1,000                                      11
       The E.W. Scripps Co., Class A    2,700                                173
    o  EchoStar Communications Corp.,
       Class A    8,000                                                      240
    o  Emmis Communications Corp.,
       Class A    1,000                                                       26
    o  Entercom Communications Corp.    1,500                                 68
    o  Express Scripts, Inc., Class A    1,400                               119
    o  Fox Entertainment Group, Inc.,
       Class A    5,700                                                      131
       Gannett Co., Inc.    9,000                                            581
    o  Gaylord Entertainment Co.    800                                       23
    o  GC Cos., Inc.    500                                                    1
       Gray Communication Systems,
       Inc.    1,100                                                          18
       Gray Communication Systems, Inc.,
       Class B    1,100                                                       18
       Grey Global Group, Inc.    200                                        122
       Harte-Hanks Communications,
       Inc.    2,100                                                          48
    o  Hispanic Broadcasting Corp.    3,200                                   77
       Hollinger International, Inc.    3,200                                 50
       Houghton Mifflin Co.    900                                            41
    o  Hungry Minds, Inc.    1,200                                             9
    o  Information Holdings, Inc.    700                                      15
    o  Insight Communications Co.    1,300                                    36
       John Wiley & Sons, Inc., Class A    1,800                              34
    o  Journal Register Co.    1,200                                          19
       Knight-Ridder, Inc.    3,400                                          184
       Lee Enterprises, Inc.    1,500                                         47
    o  Liberty Digital, Inc., Class A    700                                   3
   o+  Lifeline Systems, Inc.    300                                           5
   o+  Lynch Interactive Corp.    200                                          8
   o+  Martha Stewart Living Omnimedia,
       Class A    900                                                         17
    o  Maxwell Technologies, Inc.    1,000                                    16
       McClatchy Co., Class A    1,500                                        62
       McGraw-Hill Cos., Inc.    6,900                                       447
       Media General, Inc., Class A    800                                    38
    o  Mediacom Communications
       Corp.    1,400                                                         28
       Meredith Corp.    1,900                                                72
   o+  Merrimac Industries, Inc.    400                                        5
    o  Metro-Goldwyn-Mayer, Inc.    7,417                                    152
    o  Metromedia International Group,
       Inc.    800                                                             2
   o+  Movie Gallery, Inc.    700                                              5
       New York Times Co., Class A    5,700                                  234
    o  PanAmSat Corp.    400                                                  15
       Penton Media, Inc.    700                                              14
    o  Playboy Enterprises, Inc., Class B    700                               8
    o  Price Communications Corp.    2,155                                    39
    o  Primedia, Inc.    9,140                                                68
   o+  Quipp, Inc.    200                                                      4
       R.R. Donnelley & Sons Co.    4,400                                    122
    o  Radio Unica Communications
       Corp.    1,300                                                          5
       Reader's Digest Association, Inc.,
       Class A    3,600                                                      100
    o  Salem Communications Corp.,
       Class A    1,600                                                       26
    o  Scholastic Corp.    1,200                                              50
    o  Sinclair Broadcast Group, Inc.,
       CLASS A    1,700                                                       14
    o  The Source Information
       Management Co.    1,000                                                 4
    o  Spanish Broadcasting System,
       Class A    700                                                          4
    o  TiVo, Inc.    900                                                       4
       Tribune Co.    10,400                                                 438
    o  United Television, Inc.    300                                         37
    o  UnitedGlobalCom, Inc., Class A    2,200                                35
    o  USA Networks, Inc.    10,356                                          259
    o  Valassis Communications, Inc.    1,400                                 49

 104       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    o  Valuevision International, Inc.,
       Class A    900                                                         16
    o  Viacom, Inc., Class B    64,512                                     3,358
       The Walt Disney Co.    70,600                                       2,136
       Washington Post Co., Class B    300                                   174
    o  Westwood One, Inc.    3,700                                            97
   o+  Workflow Management, Inc.    700                                        5
    o  XM Satellite Radio Holdings, Inc.,
       Class A    1,100                                                       10
    o  Young Broadcasting, Inc.,
       Class A    700                                                         28
                                                                     -----------
                                                                          22,732

       MISCELLANEOUS  0.8%
       -------------------------------------------------------------------------
    o  1-800-Flowers.com, Inc.    2,200                                       18
   ~o  Accelerated Networks, Inc.    1,900                                    --
    o  Agilent Technologies, Inc.    15,517                                  605
    o  ANC Rental Corp.    2,037                                               7
   o+  Avantgo, Inc.    500                                                    1
    +  BP Prudhoe Bay Royalty Trust    900                                    14
    o  Boca Resorts, Inc., Class A    1,800                                   21
    o  Braun Consulting    1,300                                               7
    o  C-Bridge Internet Solutions, Inc.    1,800                              4
    o  C-Cube Microsystems, Inc.    1,600                                     26
    o  Caldera Systems, Inc.    1,100                                          2
   o+  Catalytica Energy Systems    848                                       14
    o  Choice One Communications, Inc.    1,400                               12
       CIRCOR International, Inc.    1,250                                    22
    o  Corinthian Colleges, Inc.    1,600                                     66
    o  Data Return Corp.    2,100                                              5
    o  Digital Island, Inc.    2,500                                           6
   o+  Direct Focus, Inc.    750                                              26
    o  Ditech Communications Corp.    1,600                                   19
    o  E.piphany, Inc.    2,100                                               19
    o  Eloyalty Corp.    1,900                                                 6
    o  EXE Technologies, Inc.    1,900                                        14
    o  Extreme Networks, Inc.    4,500                                       148
    o  Fairchild Semiconductor International,
       Inc., Class A    3,100                                                 56
    o  Finisar Corp.    6,200                                                 93
    o  Frontline Capital Group    1,200                                       11
    o  Genuity, Inc.    5,600                                                 16
    o  Grant Prideco, Inc.    3,600                                           72
       Hugoton Royalty Trust    1,300                                         21
    o  Informatica Corp.    2,400                                             61
    o  InfoSpace, Inc.    8,720                                               38
    o  Interactive Intelligence, Inc.    1,000                                15
    o  Intercept Group, Inc.    1,000                                         28
    o  Internet Capital Group, Inc.    7,000                                  15
    o  Intersil Holding Corp.    1,200                                        39
    o  ITT Educational Services, Inc.    1,000                                36
    o  IXYS Corp.    900                                                      16
       Keithley Instruments, Inc.    700                                      19
    o  Keynote Systems, Inc.    1,000                                         12
    o  Lexent, Inc.    1,000                                                   3
    o  Liquid Audio    1,500                                                   4
   o+  Loudcloud, Inc.    800                                                  5
    o  Mail-Well, Inc.    1,300                                                6
    o  Management Network Group,
       Inc.    1,500                                                           7
    o  Manufacturers Services Ltd.    1,400                                    6
    o  Marine Products Corp.    180                                            1
    o  MCSi, Inc.    1,000                                                    18
       Mine Safety Appliances Co.    900                                      24
    o  NaviSite, Inc.    2,500                                                 5
    o  Network Access Solutions
       Corp.    1,100                                                          1
    o  Newpower Holdings, Inc.    3,800                                       33
   o+  Niku Corp.    2,200                                                     5
   o+  Novatel Wireless, Inc.    2,400                                        13
    o  Nuance Communications, Inc.    1,000                                   13
    o  Nucentrix Broadband Networks,
       Inc.    1,100                                                          11
   o+  OmniSky Corp.    2,900                                                  6
    o  Openwave Systems, Inc.    5,715                                       198
   o+  Oplink Communications, Inc.    4,600                                   21
    o  OSI Pharmaceuticals, Inc.    1,100                                     56
    o  Pac-West Telecomm, Inc.    1,900                                        5
    o  Palm, Inc.    18,532                                                  148
    o  Peco II, Inc.    1,200                                                 12
    o  Professional Detailing, Inc.    400                                    29
   o+  Proton Energy Systems, Inc.    1,400                                   10
    o  Radio One, Inc., Class A    1,600                                      30
    o  Regent Communications, Inc.    1,800                                   13
   o+  Resources Connection, Inc.    600                                      16
    o  Rudolph Technologies, Inc.    500                                      24
    o  Sabre Holdings Corp.    4,601                                         229

                                       SEE THE FINANCIAL NOTES, WHICH      105
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ X 1,000)
    o  Sage, Inc.    1,200                                                    10
    o  Sagent Technology, Inc.    1,500                                        3
    o  Silicon Image, Inc.    2,000                                            9
    o  Somera Communications, Inc.    1,900                                   12
    o  Spherion Corp.    1,830                                                15
    o  Stanford Microdevices, Inc.    1,300                                   17
    o  Stratos Lightwave, Inc.    3,462                                       28
    o  Sybron Dental Specialties, Inc.    1,133                               23
    o  T/R Systems, Inc.    1,500                                              7
    o  Travelocity.com, Inc.    800                                           24
    o  Trizetto Group, Inc.    900                                            12
    o  Troy Group, Inc.    2,000                                               8
    o  Tumbleweed Communications
       Corp.    2,000                                                          5
       United Parcel Service, Inc.,
       Class B    4,100                                                      236
    o  United Therapeutics Corp.    1,000                                     12
   o+  Universal Access, Inc.    2,900                                        14
   o+  Universal Compression Holdings,
       Inc.    400                                                            14
   o+  Vastera, Inc.    1,500                                                 16
   o+  Viasystems Group, Inc.    4,200                                        17
    o  Vicinity Corp.    900                                                   1
   o+  Virage Logic Corp.    900                                              11
    o  Vitria Technology, Inc.    3,700                                       18
    o  Webex Communications, Inc.    1,500                                    18
    o  Williams Communications Group,
       Inc.    16,069                                                         73
   o+  Williams Energy Partners L.P.    200                                    7
   o+  Wilson Greatbatch Technologies,
       Inc.    600                                                            15
   o+  Xcare.net, Inc.    2,100                                               13
       XCEL Energy, Inc.    11,795                                           368
   o+  Zengine, Inc.    1,100                                                  4
                                                                     -----------
                                                                           3,572

       MISCELLANEOUS FINANCE  7.2%
       -------------------------------------------------------------------------
       1st Source Corp.    830                                                16
   o+  A.B. Watley Group, Inc.    1,300                                       16
       A.G. Edwards, Inc.    2,800                                           114
    o  Actrade Financial Technologies
       Ltd.    1,000                                                          32
       Advanta Corp., Class A    700                                          10
    o  Affiliated Managers Group,
       Inc.    700                                                            39
       Alliance Capital Management
       Holding L.P.    6,900                                                 318
       Allied Capital Corp.    2,800                                          65
       Amcore Financial, Inc.    700                                          14
       American Bank of Connecticut
       Waterbury    600                                                       13
       American Capital Strategies Ltd.    900                                24
       American Express Co.    45,200                                      1,918
    o  AmeriCredit Corp.    2,800                                            130
    o  Ameritrade Holding Corp., Class A    4,900                             33
       Area Bancshares Corp.    1,050                                         16
       Astoria Financial Corp.    2,000                                      116
       Bay View Capital Corp.    3,300                                        17
    o  Bay View Capital Corp. -- Rights    2,400                               1
       Bear Stearns Cos., Inc.    5,520                                      278
    o  Berkshire Hathaway, Inc., Class A    55                             3,740
    o  BISYS Group, Inc.    2,000                                             96
   o+  Blackrock, Inc.    400                                                 14
    o  BOK Financial Corp.    1,427                                           34
       Capital One Financial Corp.    6,900                                  434
       Cathay Bancorp., Inc.    400                                           23
    @  Charles Schwab Corp.    47,820                                        947
    +  Charter Municipal Mortgage
       Acceptance Co.    900                                                  14
       Charter One Financial, Inc.    9,841                                  288
       CIT Group, Inc., Class A    9,600                                     352
    5  Citigroup, Inc.    173,421                                          8,524
       Coastal Bancorp, Inc.    800                                           23
       Coastal Financial Corp.    924                                         10
       Commercial Federal Corp.    1,800                                      39
    o  CompuCredit Corp.    1,400                                             15
       Countrywide Credit Industries,
       Inc.    5,400                                                         230
   o+  Credit Acceptance Corp.    2,400                                       17
       CVB Financial Corp.    887                                             14
       Dime Bancorp., Inc.    3,600                                          120
       Downey Financial Corp.    1,000                                        43
    o  E*trade Group, Inc.    9,935                                           93
       Eaton Vance Corp.    2,400                                             78
    o  Espeed, Inc., Class A    800                                           21
       Fannie Mae    34,700                                                2,785

 106       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Federated Investors, Inc.,
       Class B    4,050                                                      118
       Fidelity Bancshares, Inc.    800                                       22
       Fidelity National Financial, Inc.    2,600                             61
       Financial Federal Corp.    800                                         20
       First Financial Corp.    300                                           11
    +  First Financial Holdings, Inc.    400                                   8
    +  First Indiana Corp.    600                                             15
       First Sentinel Bancorp., Inc.    1,500                                 16
       Flagstar Bancorp., Inc.    1,000                                       23
       Franklin Resources, Inc.    10,500                                    458
       Freddie Mac    24,100                                               1,586
    o  Gabelli Asset Management, Inc.,
       Class A    700                                                         28
       Golden State Bancorp, Inc.    4,700                                   140
       Goldman Sachs Group, Inc.    4,500                                    410
       Greater Bay Bancorp.    1,632                                          45
       Heller Financial, Inc., Class A    1,559                               50
       Household International, Inc.    16,700                             1,069
       Hudson River Bancorp.    1,600                                         27
    +  Independent Bank Corp. Michigan    400                                  8
    o  IndyMac Bancorp., Inc.    2,400                                        55
       International Bancshares Corp.    562                                  21
    +  Interpool, Inc.    1,200                                               17
    o  Investment Technology Group,
       Inc.    1,000                                                          49
       Investors Financial Services
       Corp.    1,000                                                         72
       Jefferies Group, Inc.    800                                           26
       John Nuveen Co., Class A    1,100                                      60
    o  Knight Trading Group, Inc.    6,700                                   124
    o  LaBranche & Co., Inc.    1,900                                         68
       Legg Mason, Inc.    2,700                                             129
       Lehman Brothers Holdings, Inc.    8,500                               618
   o+  Local Financial Corp.    800                                           10
       MBNA Corp.    29,400                                                1,048
       MDC Holdings, Inc.    1,100                                            47
       Merrill Lynch & Co., Inc.    27,600                                 1,703
       MicroFinancial, Inc.    1,400                                          17
       Mississippi Valley Bancshares    500                                   18
       Morgan Stanley Dean Witter
       & Co.    38,100                                                     2,392
    o  New Century Financial Corp.    1,700                                   15
    o  NextCard, Inc.    1,700                                                18
       Northwest Bancorp., Inc.    1,500                                      14
       Nueberger Berman, Inc.    1,600                                       114
    o  Ocwen Financial Corp.    2,920                                         28
    o  Orchid BioSciences, Inc.    1,400                                       6
       Pacific Capital Bancorp.    900                                        25
    o  PBOC Holdings, Inc.    1,500                                           15
       The Peoples Holding Co.    500                                         11
       Promistar Financial Corp.    725                                       13
       Raymond James Financial, Inc.    1,600                                 49
       Resource America, Inc.,
       Class A    2,000                                                       24
    +  Seacoast Financial Services
       Corp.    600                                                            8
       Siebert Financial Corp.    2,900                                       14
       Southwest Securities Group    583                                      13
       Sovereign Bancorp., Inc.    8,460                                      90
       Staten Island Bancorp., Inc.    1,200                                  33
       Student Loan Corp.    700                                              51
       T. Rowe Price Group, Inc.    4,700                                    163
       TCF Financial Corp.    3,300                                          125
    o  TD Waterhouse Group, Inc.    1,200                                     13
       Tucker Anthony Sutro    1,200                                          25
    +  UBS AG    1,126                                                       171
       USA Education, Inc.    5,700                                          405
       Value Line, Inc.    300                                                12
       W Holding Co., Inc.    1,400                                           17
       Waddell & Reed Financial, Inc.,
       Class A    2,650                                                       81
       Washington Federal, Inc.    1,950                                      50
       Washington Mutual, Inc.    20,077                                   1,002
       Webster Financial Corp.    2,012                                       64
       Wesco Financial Corp.    200                                           60
    o  WFS Financial, Inc.    900                                             18
    o  World Acceptance Corp.    1,900                                        13
                                                                     -----------
                                                                          34,473

       NON-FERROUS METALS  0.4%
       -------------------------------------------------------------------------
       Alcoa, Inc.    29,764                                               1,232
    +  Brush Engineered Materials, Inc.    600                                12
    +  Century Aluminum Co.    600                                            13
       Commercial Metals Co.    500                                           13
       Commonwealth Industries, Inc.    1,300                                  6
       Engelhard Corp.    5,800                                              149

                                       SEE THE FINANCIAL NOTES, WHICH      107
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Freeport-McMoran Copper & Gold, Inc.,
       Class B    4,500                                                       64
       IMCO Recycling, Inc.    1,400                                           8
    o  Kaiser Aluminum Corp.    2,000                                          8
    o  Maxxam, Inc.    700                                                    10
       Minerals Technologies, Inc.    600                                     23
    o  Mueller Industries, Inc.    1,000                                      32
       Phelps Dodge Corp.    3,430                                           153
       Reliance Steel & Aluminum Co.    750                                   22
   o+  RTI International Metals, Inc.    300                                   4
       Southern Peru Copper Corp.    1,000                                    14
    o  Stillwater Mining Co.    1,300                                         40
   o+  Titanium Metals Corp.    800                                            9
    o  United Park City Mines    200                                           4
    o  Wolverine Tube, Inc.    1,000                                          14
                                                                     -----------
                                                                           1,830

       OIL: DOMESTIC  1.1%
       -------------------------------------------------------------------------
       Amerada Hess Corp.    3,400                                           298
       Ashland, Inc.    3,400                                                146
    o  Belco Oil & Gas Corp.    2,000                                         18
    o  CAL Dive International, Inc.    1,000                                  28
    o  Callon Petroleum Co.    1,100                                          14
       Conoco, Inc., Class B    21,400                                       651
       Consol Energy, Inc.    2,600                                           99
       Cross Timbers Oil Co.    2,400                                         65
       Diamond Offshore Drilling, Inc.    4,600                              202
    o  Frontier Oil Corp.    2,000                                            24
    o  Global Industries Ltd.    2,900                                        46
    o  Gulf Island Fabrication, Inc.    1,300                                 20
    o  Houston Exploration Co.    900                                         29
       Howell Corp.    660                                                    10
    o  HS Resources, Inc.    800                                              40
       Kerr-McGee Corp.    3,500                                             251
    o  Meridian Resource Corp.    1,600                                       12
       Midcoast Energy Resources    700                                       19
       Murphy Oil Corp.    1,500                                             123
    o  National-Oilwell, Inc.    2,769                                       110
    o  Newfield Exploration Co.    1,400                                      50
    o  Nuevo Energy Co.    800                                                14
       Ocean Energy, Inc.    5,700                                           106
       Patina Oil & Gas Corp.    1,500                                        39
    o  Patterson Energy, Inc.    1,200                                        41
       Pennzoil-Quaker State Co.    2,400                                     34
       Phillips Petroleum Co.    8,900                                       530
    o  Pioneer Natural Resources Co.    3,100                                 59
       Pogo Producing Co.    1,800                                            53
    o  Pride International, Inc.    2,100                                     56
    o  Remington Oil & Gas Corp.    400                                        6
   o+  Spinnaker Exploration Co.    900                                       41
       St. Mary Land & Exploration Co.    1,200                               30
    o  Stone Energy Corp.    976                                              49
       Sunoco, Inc.    3,000                                                 114
    o  Superior Energy Services    1,900                                      23
    o  Syntroleum Corp.    1,500                                              21
       Teppco Partners L.P.    1,000                                          27
    o  Tesoro Petroleum Corp.    1,300                                        19
       Tosco Corp.    4,900                                                  226
    o  TransMontaigne, Inc.    1,600                                           7
       Transocean Sedco Forex, Inc.    12,131                                658
       Ultramar Diamond Shamrock Corp.    3,400                              153
       Unocal Corp.    8,400                                                 321
       USX-Marathon Group, Inc.    10,700                                    342
       Vintage Petroleum, Inc.    1,800                                       37
   o+  Westport Resources Corp.    800                                        20
                                                                     -----------
                                                                           5,281

       OIL: INTERNATIONAL  3.0%
       -------------------------------------------------------------------------
       Chevron Corp.    22,200                                             2,144
    3  Exxon Mobil Corp.    120,058                                       10,637
       Santa Fe International Corp.    4,100                                 156
       Texaco, Inc.    18,900                                              1,366
                                                                     -----------
                                                                          14,303

       OPTICAL & PHOTO  0.1%
       -------------------------------------------------------------------------
   o+  August Technology Corp.    800                                          9
       CPI Corp.    400                                                        8
       Eastman Kodak Co.    10,300                                           448
    o  Meade Instruments Corp.    800                                          5
       Polaroid Corp.    3,800                                                13
    o  Robotic Vision Systems, Inc.    1,000                                   3
    o  Zomax, Inc.    2,000                                                   12
    o  Zygo Corp.    500                                                      18
                                                                     -----------
                                                                             516

       PAPER & FOREST PRODUCTS  0.8%
       -------------------------------------------------------------------------
       Boise Cascade Corp.    2,300                                           80
       Bowater, Inc.    1,600                                                 78

 108       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Buckeye Technologies, Inc.    1,200                                    15
       Caraustar Industries, Inc.    1,300                                    10
       Chesapeake Corp.    500                                                12
    o  CSS Industries, Inc.    600                                            15
    +  Deltic Timber Corp.    200                                              5
    o  Fibermark, Inc.    1,100                                               15
       Georgia-Pacific Corp.
       (Timber Group)     2,600                                               77
       Georgia-Pacific Group    7,865                                        256
       International Paper Co.    16,304                                     639
       Kimberly-Clark Corp.    18,339                                      1,089
       Longview Fibre Co.    1,200                                            15
       Louisiana-Pacific Corp.    3,100                                       38
    o  Lydall, Inc.    1,400                                                  17
       Mead Corp.    3,600                                                   102
       Pentair, Inc.    1,600                                                 49
       PH Glatfelter Co.    1,200                                             17
       Pope & Talbot, Inc.    800                                             11
       Potlatch Corp.    800                                                  28
       Rayonier, Inc.    1,000                                                44
       Rock Tennessee Co., Class A    1,500                                   18
    o  Smurfit-Stone Container Corp.    8,200                                120
       Temple-Inland, Inc.    1,900                                           97
    o  Thermo Fibertek, Inc.    1,500                                          7
       Universal Forest Products, Inc.    800                                 13
       Wausau Mosinee Paper Corp.    1,700                                    23
       Westvaco Corp.    3,200                                                84
       Weyerhaeuser Co.    7,400                                             418
       Willamette Industries, Inc.    3,500                                  170
                                                                     -----------
                                                                           3,562

       PRODUCER GOODS & MANUFACTURING  5.9%
       -------------------------------------------------------------------------
    o  Actuant Corp., Class A    220                                           3
    o  Advanced Energy Industries, Inc.    900                                31
    o  Aeroflex, Inc.    1,800                                                27
       AGCO Corp.    2,562                                                    22
    o  Albany International Corp., Class A    918                             18
    o  Alltrista Corp.    900                                                 14
    o  American Standard Cos.    3,300                                       199
       Ametek, Inc.    1,100                                                  30
       Applied Industrial Technologies,
       Inc.    900                                                            17
    o  Applied Micro Circuits Corp.    9,938                                 259
       AptarGroup, Inc.    1,200                                              38
    o  Astec Industries, Inc.    500                                           9
       Avery Dennison Corp.    3,700                                         207
    o  Axcelis Technologies, Inc.    7,044                                   106
       Baldor Electric, Co.    800                                            17
       Barnes Group, Inc.    700                                              14
    o  BE Aerospace, Inc.    1,100                                            24
    o  Blount International, Inc.    1,200                                     5
       Blyth, Inc.    1,300                                                   30
       Briggs & Stratton Corp.    1,500                                       61
    o  Capstone Turbine Corp.    2,600                                        76
       Caterpillar, Inc.    11,800                                           592
       Clarcor, Inc.    700                                                   17
    o  Cognex Corp.    1,200                                                  35
       Columbus Mckinnon Corp.    1,800                                       13
       Cooper Industries, Inc.    4,700                                      176
       Corning, Inc.    31,257                                               687
    o  Cuno, Inc.    600                                                      15
       Curtiss-Wright Corp.    400                                            18
    o  Cyber-Care, Inc.    900                                                 2
   o+  Daisytek International Corp.    1,200                                  10
       Deere & Co.    7,800                                                  320
    o  DiamondCluster International, Inc.,
       Class A    1,000                                                       19
    +  Donnelly Corp.    500                                                   7
       Dover Corp.    7,300                                                  285
   o+  DT Industries, Inc.    1,200                                            4
    o  Elantec Semiconductor, Inc.    600                                     20
       Emerson Electric Co.    14,600                                        973
    o  Encompass Services Corp.    2,525                                      13
    o  The Fairchild Corp., Class A    2,300                                  12
       Federal Signal Corp.    1,300                                          30
    o  Fisher Scientific International    1,200                               36
    o  Flowserve Corp.    1,300                                               37
    o  FMC Corp.    1,100                                                     79
       Foster Wheeler Corp.    1,200                                          18
       Franklin Electric Co., Inc.    200                                     14
   =1  General Electric Co.    340,856                                    16,542
    +  Gorman-Rupp Co.    600                                                 12
       Graco, Inc.    950                                                     26
    o  Hanover Compressor Co.    1,900                                        69
    o  Harbor Global Co. Ltd.    160                                           1
       Hardinge, Inc.    1,100                                                15
       Harsco Corp.    1,300                                                  37

                                       SEE THE FINANCIAL NOTES, WHICH      109
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Helix Technology Corp.    600                                          19
       Herman Miller, Inc.    2,500                                           66
    o  Hexcel Corp.    1,500                                                  14
       HON Industries, Inc.    2,000                                          50
       Honeywell International, Inc.    27,262                             1,333
       Hubbell, Inc., Class B    1,800                                        50
       Hughes Supply, Inc.    800                                             12
    o  Ibis Technology Corp.    800                                           15
       IDEX Corp.    800                                                      25
       Illinois Tool Works, Inc.    10,650                                   675
       Ingersoll-Rand Co.    5,700                                           268
    o  Ionics, Inc.    400                                                    10
    o  Jabil Circuit, Inc.    6,500                                          189
       JLG Industries, Inc.    1,300                                          16
       Johnson Controls, Inc.    3,200                                       232
    o  Juno Lighting, Inc.    929                                              7
       Kaydon Corp.    800                                                    20
       Kennametal, Inc.    1,000                                              33
   o+  Ladish Co., Inc.    800                                                 9
    o  Lattice Semiconductor Corp.    3,600                                   89
       Lennox International, Inc.    1,971                                    21
       Libbey, Inc.    500                                                    17
       Lincoln Electric Holdings, Inc.    1,400                               29
    o  Lone Star Technologies, Inc.    1,000                                  53
    o  Magnetek, Inc.    1,500                                                14
       Manitowoc Co., Inc.    800                                             22
    o  Marine Drilling Co., Inc.    1,900                                     57
    o  Mastec, Inc.    1,350                                                  20
    o  Material Sciences Corp.    2,000                                       14
       Matthews International Corp.,
       Class A    700                                                         24
    o  MAVERICK TUBE CORP.    1,000                                           24
    o  McData Corp., Class B    500                                           14
       Metals USA, Inc.    1,000                                               3
    o  Micrel, Inc.    2,800                                                  95
       Milacron, Inc.    1,100                                                20
       Millipore Corp.    1,600                                               92
       Minnesota Mining &
       Manufacturing Co.    13,300                                         1,583
    o  MSC Industrial Direct Co.,
       Class A    1,000                                                       16
       Nacco Industries, Inc., Class A    300                                 20
   o+  Natco Group, Inc., Class A    800                                      10
       Nordson Corp.    1,000                                                 27
    o  Nortek, Inc.    500                                                    14
    o  Oceaneering International, Inc.    800                                 19
       Pall Corp.    4,100                                                    96
    o  Park Ohio Holdings Corp.    2,600                                      14
       Parker-Hannifin Corp.    4,200                                        196
       Penn Engineering & Manufacturing
       Corp.    500                                                           19
       Pitt-Des Moines, Inc.    500                                           16
    o  Plug Power, Inc.    1,300                                              26
       Precision Castparts Corp.    1,800                                     67
    o  Presstek, Inc.    1,100                                                13
    o  Rare Medium Group, Inc.    1,100                                        1
       Regal Beloit    700                                                    13
    o  Research Frontiers, Inc.    800                                        19
    +  Robbins & Myers, Inc.    200                                            6
       Roper Industries, Inc.    1,000                                        42
    o  Safeguard Scientifics, Inc.    3,300                                   16
       Sauer-Danfoss, Inc.    1,700                                           16
    o  Scott Technologies, Inc.    700                                        16
    o  Shaw Group, Inc.    1,500                                              86
       Snap-ON, Inc.    2,000                                                 58
    o  SPS Technologies, Inc.    500                                          24
       Standex International Corp.    500                                     12
       Steelcase, Inc., Class A    1,000                                      12
       Stewart & Stevenson Services    1,000                                  22
    o  Strattec Security Corp.    500                                         16
       Tecumseh Products Co., Class A    700                                  35
       Teleflex, Inc.    1,300                                                64
       Tennant Co.    600                                                     26
       Tenneco Automotive, Inc.    1,980                                       6
    o  Terex Corp.    700                                                     14
       The Timken Co.    2,500                                                43
       Trinity Industries, Inc.    1,100                                      21
   o+  Triumph Group, Inc.    500                                             21
       U.S. Industries, Inc.    2,000                                         10
    o  UCAR International, Inc.    1,300                                      16
    o  Ultratech Stepper, Inc.    800                                         23
    o  Uniroyal Technology Corp.    1,100                                     10
       Valhi, Inc.    3,300                                                   35
       Valmont Industries, Inc.    900                                        13
       W.W. Grainger, Inc.    3,500                                          136

 110       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Watsco, Inc.    900                                                    12
       Watts Industries, Inc., Class A    1,000                               16
    o  WMS Industries, Inc.    1,000                                          21
       Woodward Governor Co.    500                                           33
       X-Rite, Inc.    2,000                                                  18
       York International Corp.    1,300                                      39
    o  Zebra Technologies Corp.,
       Class A    1,000                                                       43
                                                                     -----------
                                                                          28,142

       RAILROAD & SHIPPING  0.4%
       -------------------------------------------------------------------------
       Alexander & Baldwin, Inc.    1,200                                     27
       Burlington Northern Santa Fe
       Corp.    13,400                                                       394
       CSX Corp.    7,100                                                    249
       Florida East Coast Industries, Inc.,
       Class A    1,100                                                       34
       GATX Corp.    2,000                                                    80
    o  Genessee & Wyoming, Inc.    400                                        11
       Greenbrier Cos., Inc.    1,600                                         14
    o  Gulfmark Offshore, Inc.    300                                         11
    o  Kansas City Southern Industries,
       Inc.    1,550                                                          20
    +  Maritrans, Inc.    900                                                  8
       Newport News Shipbuilding,
       Inc.    1,300                                                          84
       Norfolk Southern Corp.    13,200                                      261
   o+  OMI Corp.    2,500                                                     19
       Overseas Shipholding Group,
       Inc.    1,200                                                          36
    o  Railamerica, Inc.    966                                               10
   o+  Todd Shipyards Corp.    700                                             5
    o  Transport Corp. of America    1,100                                     6
       Union Pacific Corp.    8,400                                          478
    o  Wisconsin Central Transportation
       Corp.    1,600                                                         26
                                                                     -----------
                                                                           1,773

       REAL PROPERTY  1.1%
       -------------------------------------------------------------------------
   o+  Alexander's, Inc.    200                                               12
       Alexandria Real Estate Equities,
       Inc.    500                                                            19
       AMB Property Corp.    2,700                                            67
    o  American Real Estate Partners L.P.  1,800                              17
    o  American Realty Investors, Inc.    1,037                               12
    o  American Retirement Corp.    700                                        3
       AMLI Residential Properties    500                                     12
       Amresco Capital Trust, Inc.    1,300                                   10
    +  Anthracite Capital, Inc.    1,500                                      15
       Apartment Investment &
       Management Co., Class A    2,300                                      103
       Archstone Communities Trust    3,900                                  101
       Arden Realty, Inc.    2,100                                            53
       AvalonBay Communities, Inc.    2,200                                  100
    o  Avatar Holdings, Inc.    700                                           18
       Bedford Property Investors    900                                      17
       Boston Properties, Inc.    2,900                                      115
       Brandywine Realty Trust    1,000                                       20
       BRE Properties, Class A    1,500                                       42
       Burnham Pacific Property, Inc.    2,400                                12
       Cabot Industrial Trust    1,200                                        23
       Camden Property Trust    1,300                                         43
    +  Capital Automotive Corp.    300                                         5
       Capstead Mortgage Corp.    480                                          8
       CarrAmerica Realty Corp.    2,200                                      63
    o  Catellus Development Corp.    3,600                                    59
    o  CB Richard Ellis Services, Inc.    1,100                               17
       CBL & Associates Properties    700                                     19
       Center Trust, Inc.    2,300                                             8
       Centerpoint Properties Corp.    800                                    37
       Charles E. Smith Residential    600                                    27
       Chateau Communities, Inc.    800                                       25
       Chelsea Property Group, Inc.    500                                    22
       Colonial Properties Trust    500                                       14
       Commercial Net Lease Realty    1,000                                   12
       Consolidated-Tomoka Land Co.    1,100                                  16
       Cornerstone Realty Income Trust    1,200                               13
    +  Corporate Office Properties
       Trust SBI    1,000                                                     10
       Correctional Properties Trust    1,100                                 13
       Cousins Properties, Inc.    1,500                                      39
       Crescent Real Estate Equity Co.    3,400                               81
       Developers Diversified Realty
       Corp.    1,600                                                         24
       Duke-Weeks Realty Corp.    4,390                                      101
       Eastgroup Properties    700                                            15
       Equity Inns, Inc.    2,700                                             21
       Equity Office Properties Trust    10,348                              295

                                       SEE THE FINANCIAL NOTES, WHICH      111
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Equity One, Inc.    1,100                                              12
       Equity Residential Properties Trust    4,400                          231
       Essex Property Trust, Inc.    600                                      28
    o  Excel Legacy Corp.    363                                               1
       Federal Realty Investment Trust    1,200                               23
       FelCor Lodging Trust, Inc.    1,700                                    37
       First Industrial Realty Trust    1,100                                 34
       Forest City Enterprises, Inc.,
       Class A    1,000                                                       44
       Franchise Finance Corp. of
       America    1,900                                                       48
       Gables Residential Trust    800                                        23
       General Growth Properties    1,700                                     61
       Getty Realty Corp.    1,000                                            16
       Glenborough Realty Trust, Inc.    900                                  16
       Glimcher Realty Trust    800                                           12
       Golf Trust of America, Inc. L.P.    1,900                              16
       Health Care Property Investors,
       Inc.    1,724                                                          62
       Health Care Real Estate Investment
       Trust, Inc.    700                                                     16
       Healthcare Realty Trust, Inc.    1,200                                 29
       Highwoods Properties, Inc.    1,800                                    46
       Home Properties of NY, Inc.    500                                     14
   o+  Homeservices.com, Inc.    900                                          12
       Hospitality Properties Trust    1,900                                  50
       HRPT Properties Trust    4,000                                         35
       Innkeepers USA Trust    1,500                                          17
   o+  Insignia Financial Group, Inc.    1,200                                14
       IRT Property Co.    1,600                                              15
       iStar Financial, Inc.    2,890                                         72
       JDN Realty Corp.    1,800                                              21
    o  Jones Lang LaSalle, Inc.    1,100                                      14
       JP Realty, Inc.    700                                                 15
       Keystone Property Trust    1,300                                       16
       Kilroy Realty Corp.    800                                             21
       Kimco Realty Corp.    2,000                                            88
       Koger Equity, Inc.    700                                              10
       Konover Property Trust, Inc.    1,600                                   6
       Kramont Realty Trust    1,400                                          16
       Liberty Property Trust    2,300                                        66
       LNR Property Corp.    700                                              20
       LTC Properties, Inc.    1,800                                           7
       The Macerich Co.    900                                                20
       Mack-Cali Realty Corp.    1,900                                        51
       Manufactured Home Communities    500                                   13
       Mid-America Apartment Communities,
       Inc.    500                                                            11
       Mills Corp.    700                                                     15
       National Golf Properties, Inc.    800                                  19
       National Health Investors, Inc.    1,100                               12
       Nationwide Health Properties, Inc.    1,100                            19
       New Plan Excel Realty Trust    2,900                                   46
       Newhall Land & Farming Co. L.P.    800                                 20
       Omega Healthcare Investors    1,900                                     3
    o  Pacific Gulf Properties, Inc.    1,600                                  9
       Pan Pacific Retail Properties, Inc.    900                             20
       Parkway Properties, Inc.    500                                        14
    o  Pinnacle Holdings, Inc.    2,000                                       18
    +  The Plum Creek Timber Co., Inc.    2,100                               53
       PMC Commercial Trust    1,000                                          12
       Post Properties, Inc.    1,200                                         44
       Prentiss Properties Trust    1,100                                     28
       Prologis Trust    5,800                                               119
       PS Business Parks, Inc.    500                                         13
       Public Storage, Inc.    4,100                                         112
       Realty Income Corp.    800                                             23
       Reckson Associates Realty    1,200                                     28
       Regency Centers Corp.    1,700                                         42
       RFS Hotel Investors, Inc.    1,100                                     16
       Rouse Co.    2,300                                                     61
       The St. Joe Co.    3,100                                               76
       Saul Centers, Inc.    1,100                                            20
    o  Security Capital Group, Inc.,
       Class B    3,300                                                       68
       Senior Housing Properties Trust    950                                 11
       Shurgard Storage Centers, Inc.,
       Class A    1,000                                                       27
       Simon Property Group, Inc.    5,800                                   154
       SL Green Realty Corp.    700                                           20
       Sovran Self Storage, Inc.    800                                       20
       Spieker Properties, Inc.    2,200                                     121
       Starwood Hotels & Resorts Worldwide,
       Inc.    6,580                                                         237
       Storage USA, Inc.    800                                               27
       Summit Properties, Inc.    600                                         14

 112       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       Sun Communities, Inc.    500                                           17
       Tanger Factory Outlet Centers    800                                   18
    o  Taragon Realty Investors, Inc.    1,430                                16
       Taubman Centers, Inc.    1,600                                         20
    +  Thornburg Mortgage, Inc.    1,000                                      14
    o  Trammell Crow Co.    1,300                                             15
       United Dominion Realty Trust    3,400                                  43
       Universal Health Realty Income    900                                  19
    +  Ventas, Inc.    1,700                                                  15
       Vornado Realty Trust    2,900                                         106
       W.P. Carey & Co. LLC    1,100                                          21
       Washington Real Estate Investment
       Trust    1,100                                                         24
       Weingarten Realty Investment    1,100                                  47
                                                                     -----------
                                                                           5,053

       RETAIL  5.7%
       -------------------------------------------------------------------------
    o  7-Eleven, Inc.    2,900                                                29
    o  99 Cents Only Stores    1,800                                          52
   o+  A.C. Moore Arts & Crafts, Inc.    500                                   5
       Albertson's, Inc.    14,168                                           473
    o  Alloy Online, Inc.    1,400                                            14
    o  Amazon.com, Inc.    12,200                                            193
    o  American Eagle Outfitters, Inc.    2,450                               91
    o  AnnTaylor Stores Corp.    800                                          22
   o+  Arden Group, Inc., Class A    600                                      25
    o  AutoZone, Inc.    8,900                                               279
    o  Barnes & Noble, Inc.    2,100                                          67
    o  Bed, Bath & Beyond, Inc.    9,900                                     280
    o  Best Buy Co., Inc.    7,100                                           391
    o  BJ's Wholesale Club, Inc.    2,600                                    118
    +  Blair Corp.    900                                                     16
    +  Blockbuster, Inc., Class A    900                                      17
    o  Borders Group, Inc.    2,700                                           50
       Burlington Coat Factory Warehouse
       Corp.    1,500                                                         31
       Casey's General Stores, Inc.    1,100                                  13
       Cash America International, Inc.    1,300                              10
       The Cato Corp., Class A    1,200                                       21
    o  Central Garden & Pet Co.    1,700                                      16
    o  Charming Shoppes, Inc.    2,900                                        18
       Circuit City Stores-Circuit City
       Group    6,500                                                         98
       Claire's Stores, Inc.    1,200                                         23
    o  Coldwater Creek, Inc.    700                                           14
   o+  Cole National Corp.    1,300                                           12
    o  Consolidated Stores Corp.    3,500                                     39
    o  Cost Plus, Inc.    700                                                 17
    o  Costco Wholesale Corp.    15,100                                      527
       CVS Corp.    13,500                                                   796
   o+  Dallas Gold & Silver Exchange    700                                    5
       DEB Shops, Inc.    900                                                 20
       Dillards, Inc., Class A    4,000                                       68
       Dollar General Corp.    10,975                                        181
    o  Dollar Tree Stores, Inc.    3,550                                      74
    o  Duane Reade, Inc.    700                                               24
    o  Duckwall-ALCO Stores, Inc.    700                                       5
    o  Enesco Group, Inc.    1,100                                             6
       Family Dollar Stores, Inc.    5,700                                   145
    o  Federated Department Stores,
       Inc.    6,900                                                         297
       Fred's, Inc., Class A    600                                           15
       Friedman's, Inc., Class A    700                                        5
    o  Gadzooks, Inc.    800                                                  16
       The Gap, Inc.    28,700                                               795
    o  Gottschalks, Inc.    2,700                                             13
       Great Atlantic & Pacific Tea Co.,
       Inc.    800                                                            10
    o  Greg Manning Auctions, Inc.    800                                      2
    o  Guitar Center, Inc.    1,100                                           20
    +  Hancock Fabrics, Inc.    600                                            5
       Home Depot, Inc.    78,800                                          3,711
    o  HOT Topic, Inc.    800                                                 27
    o  Insight Enterprises, Inc.    1,450                                     39
    o  Intertan, Inc.    1,050                                                15
       Intimate Brands, Inc.    16,240                                       260
       J.C. Penney Co., Inc.    8,800                                        178
    o  Kmart Corp.    15,600                                                 156
    o  Kohl's Corp.    11,500                                                702
    o  Kroger Co.    28,000                                                  633
    o  Lands' End, Inc.    800                                                24
       Lillian Vernon Corp.    500                                             3
       Limited, Inc.    14,400                                               244
       Longs Drug Stores Corp.    1,800                                       53
       Lowe's Cos., Inc.    13,100                                           825
       May Department Stores Co.    10,400                                   387
    o  Michaels Stores, Inc.    1,200                                         41

                                       SEE THE FINANCIAL NOTES, WHICH      113
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  The Neiman Marcus Group, Inc.,
       Class A    1,700                                                       55
    o  The Neiman Marcus Group, Inc.,
       Class B    451                                                         13
   o+  Nobel Learning Communities,
       Inc.    500                                                             5
       Nordstrom, Inc.    4,700                                               86
    o  Office Depot, Inc.    9,600                                            91
    o  OfficeMax, Inc.    2,700                                               10
   o+  Pathmark Stores, Inc.    900                                           17
    o  Payless Shoesource, Inc.    802                                        51
    o  PC Connection, Inc.    900                                             12
       Pep Boys-Manny, Moe, & Jack    2,500                                   12
       Pier 1 Imports, Inc.    3,300                                          37
    o  Pricesmart, Inc.    200                                                 8
       RadioShack Corp.    6,400                                             196
   o+  Rite Aid Corp.    6,700                                                49
       Ross Stores, Inc.    2,900                                             64
       Ruddick Corp.    1,500                                                 21
    o  Safeway, Inc.    17,100                                               929
    o  Saks, Inc.    4,200                                                    50
    o  School Specialty, Inc.    1,100                                        25
       Sears, Roebuck & Co.    11,500                                        424
    o  Sharper Image Corp.    1,700                                           15
    o  ShopKo Stores, Inc.    1,100                                            9
   o+  Smart & Final, Inc.    1,000                                           11
       Spiegel, Inc., Class A    5,000                                        33
    o  Staples, Inc.    15,200                                               247
    o  Stein Mart, Inc.    2,300                                              25
   o+  Syms Corp.    700                                                       5
       Target Corp.    30,700                                              1,180
       Tiffany & Co., Inc.    4,700                                          152
       TJX Cos., Inc.    9,600                                               301
    o  Toys 'R' Us, Inc.    8,300                                            206
    o  Tractor Supply Co.    1,000                                            15
    o  Tuesday Morning Corp.    1,700                                         22
       Unifirst Corp.    1,200                                                19
    o  United Stationers, Inc.    900                                         26
    o  Value City Department Stores, Inc.    700                               6
    o  Venator Group, Inc.    4,900                                           65
    6  Wal-Mart Stores, Inc.    153,400                                    7,937
       Walgreen Co.    35,000                                              1,497
       Weis Markets, Inc.    1,700                                            59
    o  West Marine, Inc.    1,200                                              6
    o  Whitehall Jewellers, Inc.    600                                        5
    o  Williams-Sonoma, Inc.    2,100                                         63
       Winn-Dixie Stores, Inc.    4,800                                      152
    o  Zale Corp.    1,100                                                    37
                                                                     -----------
                                                                          27,009

       STEEL  0.1%
       -------------------------------------------------------------------------
       AK Steel Holding Corp.    3,027                                        39
       Allegheny Technologies, Inc.    3,650                                  67
    o  Atchison Casting Corp.    900                                           2
    o  Bethlehem Steel Corp.    2,884                                         10
       Carpenter Technology Corp.    900                                      24
       Cleveland-Cliffs, Inc.    700                                          13
    o  Gibraltar Steel Corp.    600                                           13
       Intermet Corp.    1,100                                                 6
       National Steel Corp., Class B    2,400                                  5
    o  NS Group, Inc.    1,200                                                20
       Nucor Corp.    2,500                                                  127
       Quanex Corp.    800                                                    17
       Roanoke Electric Steel Corp.    800                                    11
       Ryerson Tull, Inc.    1,600                                            18
    o  Steel Dynamics, Inc.    1,200                                          17
       Steel Technologies, Inc.    700                                         5
       USX-U.S. Steel Group, Inc.    2,800                                    52
       Worthington Industries, Inc.    2,200                                  26
                                                                     -----------
                                                                             472

       TELEPHONE  5.3%
       -------------------------------------------------------------------------
    o  Adtran, Inc.    1,600                                                  44
   o+  Advanced Switching Communications,
       Inc.    1,800                                                           6
    o  Airgate PCS, Inc.    300                                               12
    o  Alamosa Holdings, Inc.    1,700                                        24
    o  Alaska Communications Systems
       Group, Inc.    2,000                                                   11
    o  Allegiance Telecom, Inc.    3,450                                      62
       Alltel Corp.    10,635                                                581
   o+  Applied Innovation, Inc.    1,100                                      13
       AT&T Corp.    127,906                                               2,850
    o  AT&T Corp.-Liberty Media Group,
       CLASS A    1,206                                                       19
    o  AT&T Latin America Corp.,
       Class A    2,100                                                        6

 114       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    +  Atlantic Tele-Network, Inc.    300                                      4
    o  Autobytel.com, Inc.    1,800                                            2
    o  Avaya, Inc.    9,185                                                  136
       BellSouth Corp.    63,800                                           2,677
    o  Boston Communications Group    1,900                                   20
   o+  Brightpoint, Inc.    500                                                2
    o  Broadwing, Inc.    7,068                                              175
    o  Carrier Access Corp.    2,000                                          14
    o  Centennial Communications
       Corp.    3,000                                                         45
    o  Centillium Communications,
       Inc.    1,000                                                          28
       CenturyTel, Inc.    6,000                                             163
    o  Citizens Communications Co.    8,500                                   98
    o  Commonwealth Telephone
       Enterprises, Inc.    700                                               24
       Conestoga Enterprise, Inc.    1,000                                    22
    o  Copper Mountain Networks, Inc.    2,000                                 6
   o+  CoSine Communications, Inc.    3,200                                    7
       CT Communications, Inc.    1,000                                       14
    +  D&E Communications, Inc.    700                                        13
    o  Dobson Communications Corp.,
       Class A    3,100                                                       45
    o  Equinix, Inc.    2,100                                                  3
    o  Exodus Communications, Inc.    18,800                                 180
   o+  Fibernet Telecom Group, Inc.    1,600                                   4
    o  First Virtual Communications,
       Inc.    1,200                                                           1
    o  Focal Communications Corp.    1,600                                    10
    o  General Communication, Inc.,
       Class A    1,900                                                       18
    o  Global Crossing Ltd.    3,164                                          40
   o+  Globecomm Systems, Inc.    500                                          3
    o  Globix Corp.    1,800                                                   6
    o  Goamerica, Inc.    1,800                                                6
       Hickory Tech Corp.    1,100                                            17
   o+  IasiaWorks, Inc.    1,600                                               2
    o  Illuminet Holdings, Inc.    1,000                                      30
    o  Inet Technologies, Inc.    2,200                                       18
    o  Integrated Telecom Express, Inc.    1,800                               5
   o+  Intelidata Technologies Corp.    900                                    4
       Inter-Tel, Inc.    1,400                                               14
    o  Interdigital Communications Corp.    1,400                             17
    o  Intermedia Communications, Inc.    3,000                               49
       ITC    2,200                                                           12
    o  ITXC Corp.    1,600                                                     6
    o  Leap Wireless International, Inc.    1,000                             35
    o  Level 3 Communications, Inc.    12,500                                178
    o  Lexar Media, Inc.    1,400                                              2
    o  Lexicon Genetics, Inc.    1,900                                        17
    o  McLeodUSA, Inc., Class A    19,892                                    176
    o  Motient Corp.    2,000                                                  2
    o  Nanometrics, Inc.    300                                                9
    o  Neon Communications, Inc.    1,700                                     13
    o  Net2Phone, Inc.    1,600                                               12
    o  Network Plus Corp.    2,000                                             6
    o  Next Level Communications, Inc.    2,400                               17
    +  North Pittsburgh Systems, Inc.    1,000                                12
    o  NTELOS, Inc.    700                                                    14
    o  NTL, Inc.    8,894                                                    259
   o+  O2wireless Solutions, Inc.    1,000                                     2
    o  Optical Cable Corp.    1,800                                           25
    o  Pegasus Communications Corp.    1,300                                  31
   o+  PentaStar Communications, Inc.    600                                  14
    o  Powertel, Inc.    1,007                                                65
    o  Primus Telecommunications Group,
       Inc.    2,300                                                           4
    o  Qwest Communications International,
       Inc.    57,037                                                      2,333
    o  RCN Corp.    2,300                                                     10
       SBC Communications, Inc.    115,462                                 4,763
    o  Spectrasite Holdings, Inc.    4,400                                    44
       Sprint Corp. (FON Group)     30,000                                   641
    o  Sprint Corp. (PCS Group)     31,700                                   812
    o  StorageNetworks, Inc.    1,200                                         12
    o  Tanox, Inc.    1,400                                                   35
   o+  Telecommunication Systems, Inc.,
       Class A    1,300                                                        7
       Telephone & Data Systems, Inc.    2,100                               221
    o  Teligent, Inc., Class A    1,000                                        1
   o+  Telular Corp.    1,000                                                 11
    o  Time Warner Telecom, Inc., Class A    1,300                            66
    o  Tripath Technology, Inc.    1,800                                      14
    o  Triton PCS Holdings, Inc., Class A    1,700                            66
    o  Turnstone Systems, Inc.    1,600                                       11
    o  Tut Systems, Inc.    1,100                                              3

                                       SEE THE FINANCIAL NOTES, WHICH      115
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  U.S. Cellular Corp.    2,900                                          191
    o  U.S. Wireless Corp.    400                                              1
   o+  Ubiquitel, Inc.    2,100                                               12
    o  US LEC Corp., Class A    1,000                                          5
   o+  US Unwired, Inc.    600                                                 5
   o+  Utstarcom, Inc.    900                                                 22
    o  Varco International, Inc.    3,140                                     73
    o  Verizon Communications    92,212                                    5,078
    o  VoiceStream Wireless Corp.    5,602                                   588
    +  Warwick Valley Telephone Co.    200                                     8
   ~o  WebLink Wireless, Inc.    1,100                                        --
    o  West Corp.    1,900                                                    48
    o  Westell Technologies, Inc.,
       Class A    2,560                                                        4
    o  WJ Communications, Inc.    2,300                                       17
    o  Worldcom, Inc.    97,749                                            1,784
    o  WorldPort Communications, Inc.    600                                   1
    o  XO Communications, Inc.,
       Class A    8,601                                                       34
    o  Z-Tel Technologies, Inc.    900                                         4
                                                                     -----------
                                                                          25,386

       TOBACCO  0.9%
       -------------------------------------------------------------------------
       Philip Morris Cos., Inc.    76,800                                  3,848
       R.J. Reynolds Tobacco Holdings,
       Inc.    3,566                                                         209
       Schweitzer-Mauduit International,
       Inc.    500                                                            11
    +  Standard Commercial Corp.    400                                        6
       Universal Corp.    1,300                                               50
       UST, Inc.    5,500                                                    166
                                                                     -----------
                                                                           4,290

       TRAVEL & RECREATION  0.6%
       -------------------------------------------------------------------------
    o  AMERCO, Inc.    900                                                    17
    o  American Classic Voyages Co.    900                                     9
   o+  Ameristar Casinos, Inc.    1,200                                       10
    o  Anchor Gaming, Inc.    1,000                                           55
    o  Argosy Gaming Co.    1,100                                             31
    o  Aztar Corp.    1,400                                                   18
    o  Bally Total Fitness Holding Corp.    1,300                             36
       Brunswick Corp.    3,700                                               74
       Callaway Golf Co.    2,500                                             61
       Carnival Corp.    20,100                                              533
       Central Parking Corp.    1,100                                         20
    o  Choice Hotels International, Inc.    1,900                             28
    o  Crestline Capital Corp.    800                                         22
    o  Dollar Thrifty Automotive Group, Inc. 1,000                            22
    o  Expedia, Inc., Class A    1,600                                        42
    o  Extended Stay America, Inc.    3,300                                   52
    o  Harrah's Entertainment, Inc.    3,900                                 135
       Hilton Hotels Corp.    12,726                                         141
   o+  Hollywood Casino Corp., Class A    1,100                               12
       Host Marriott Corp.    6,900                                           89
    o  Intranet Solutions, Inc.    600                                        20
   o+  K2, Inc.    1,700                                                      14
   o+  Lakes Gaming, Inc.    900                                               9
    o  Mandalay Resort Group    2,900                                         69
       Marriott International, Inc., Class A   8,100                         372
       Meristar Hospitality Corp.    1,500                                    30
    o  MGM Mirage, Inc.    5,400                                             162
   o+  MTR Gaming Group, Inc.    2,300                                        17
    o  Navigant International, Inc.    1,300                                  15
    o  Park Place Entertainment Corp.    9,800                               109
    o  Pinnacle Entertainment, Inc.    1,100                                  11
    o  Prime Hospitality Corp.    1,800                                       19
    o  Rent-Way, Inc.    700                                                   5
    o  ResortQuest International, Inc.    1,900                               18
       Royal Caribbean Cruises Ltd.    6,200                                 126
    o  Scientific Games Corp., Class A    700                                  2
   o+  Shuffle Master, Inc.    500                                            15
    o  Sodexho Marriott Services, Inc.    1,900                               56
    o  Speedway Motorsports, Inc.    1,300                                    34
    o  Station Casinos, Inc.    1,650                                         23
    o  Suburban Lodges of America    2,200                                    15
    o  Trendwest Resorts, Inc.    1,050                                       29
    o  Vail Resorts, Inc.    800                                              16
                                                                     -----------
                                                                           2,593

       TRUCKING & FREIGHT  0.2%
       -------------------------------------------------------------------------
    +  Airborne, Inc.    1,400                                                13
    o  Arkansas Best Corp.    1,100                                           22
    +  Arnold Industries, Inc.    600                                         11
       C.H. Robinson Worldwide, Inc.    2,800                                 76
       CNF, Inc.    1,500                                                     46
    o  Consolidated Freightways Corp.    2,200                                15
       Expeditores International of
       Washington, Inc.    1,700                                              85
    o  Forward Air Corp.    600                                               21

 116       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
    o  Fritz Cos., Inc.    1,900                                              21
    o  Heartland Express, Inc.    1,000                                       27
    o  HUB Group, Inc., Class A    1,000                                      10
    o  J.B. Hunt Transport Services, Inc.    1,000                            18
    o  Knight Transportation, Inc.    800                                     21
    o  Landstar Systems, Inc.    400                                          26
    o  M.S. Carriers, Inc.    1,100                                           34
    o  OLD Dominion Freight Line    1,200                                     12
       Paccar, Inc.    2,600                                                 126
       Roadway Express, Inc.    600                                           15
       Ryder Systems, Inc.    1,600                                           32
    o  Swift Transportation Co., Inc.    2,100                                38
       USFreightways Corp.    800                                             21
       Wabash National Corp.    1,100                                         13
       Werner Enterprises, Inc.    1,500                                      30
    o  XTRA Corp.    300                                                      15
    o  Yellow Corp.    700                                                    13
                                                                     -----------
                                                                             761

       UTILITIES: ELECTRIC & GAS  3.9%
       -------------------------------------------------------------------------
    o  AES Corp.    18,396                                                   877
       AGL Resources, Inc.    1,800                                           41
       Allegheny Energy, Inc.    4,300                                       220
       Allete    2,500                                                        61
       Alliant Energy Corp.    2,600                                          81
       Ameren Corp.    4,900                                                 206
       American Electric Power Co., Inc.    11,420                           563
       American States Water Co.    300                                       10
       American Water Works Co., Inc.    3,300                               102
       Atmos Energy Corp.    700                                              16
    o  Atrion Corp.    200                                                     4
       Avista Corp.    1,200                                                  24
       Bangor Hydro-Electric Co.    900                                       24
    o  Baycorp Holdings Ltd.    100                                            1
       Birmingham Utilities, Inc.    200                                       3
       Black Hills Corp.    500                                               26
       California Water Service Group    300                                   8
    o  Calpine Corp.    10,300                                               587
       Cascade Natural Gas Corp.    300                                        6
       Central Vermont Public Service
       Corp.    200   3
       CH Energy Group, Inc.    400                                           18
       Cinergy Corp.    5,600                                                194
       Cleco Corp.    800                                                     36
       CMS Energy Corp.    4,500                                             141
       Conectiv, Inc.    2,700                                                60
       Connecticut Water Services, Inc.    300                                10
       Consolidated Edison, Inc.    7,300                                    273
       Constellation Energy Group, Inc.    5,600                             267
    o  Covanta Energy Corp.    1,600                                          30
       Delta Natural Gas Co., Inc.    100                                      2
       Dominion Resources, Inc.    8,298                                     568
       DPL, Inc.    4,452                                                    138
       DQE, Inc.    2,400                                                     73
       DTE Energy Co.    5,100                                               214
       Duke Energy Corp.    26,400                                         1,234
       Dynegy, Inc., Class A    11,062                                       640
       Edison International    11,300                                        111
       El Paso Corp.    17,087                                             1,176
    o  El Paso Electric Co.    1,600                                          23
       Empire District Electric Co.    300                                     6
       Energen Corp.    1,100                                                 41
       Energy East Corp.    4,694                                             95
       EnergySouth, Inc.    400                                                9
       Enron Corp.    25,700                                               1,612
       Entergy Corp.    7,700                                                312
       Equitable Resources, Inc.    1,100                                     88
       FirstEnergy Corp.    7,800                                            236
       Florida Public Utilites Co.    100                                      2
       FPL Group, Inc.    6,200                                              371
       GPU, Inc.    4,200                                                    140
       Green Mountain Power Corp.    300                                       5
       Hawaiian Electric Industries, Inc.    1,100                            41
       Idacorp, Inc.    1,200                                                 46
       Kansas City Power & Light Co.    2,000                                 52
       KeySpan Corp.    4,800                                                191
       Kinder Morgan, Inc.    4,400                                          258
       Laclede Gas Co.    300                                                  7
       Madison Gas & Electric Co.    400                                       9
       Maine Public Service Co.    100                                         3
       MCN Energy Group, Inc.    2,900                                        76
       MDU Resources Group, Inc.    2,300                                     92
   o+  Mirant Corp.    20,206                                                824
       Montana Power Co.    4,400                                             55
       National Fuel Gas Co.    1,400                                         79
       New Jersey Resources Corp.    400                                      17
    o  Niagara Mohawk Holdings, Inc.    5,100                                 86

                                       SEE THE FINANCIAL NOTES, WHICH      117
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- Financials
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                      MKT. VALUE
       SECURITY AND NUMBER OF SHARES                                 ($ x 1,000)
       NICOR, Inc.    1,500                                                   59
       NiSource, Inc.    7,864                                               234
       Northeast Utilities    5,124                                           91
       Northwest Natural Gas Co.    700                                       16
       Northwestern Corp.    1,400                                            35
       NSTAR    1,867                                                         75
       NUI Corp.    300                                                        7
       OGE Energy Corp.    2,500                                              55
       ONEOK, Inc.    1,200                                                   52
       Otter Tail Corp.    600                                                16
       Peoples Energy Corp.    1,700                                          68
       PG&E Corp.    13,400                                                  120
       Philadelphia Suburban Corp.    1,850                                   43
       Piedmont Natural Gas Co., Inc.    1,100                                39
       Pinnacle West Capital Corp.    3,800                                  191
       Potomac Electric Power Co.    3,800                                    83
       PPL Corp.    5,000                                                    275
       Progress Energy, Inc.    8,459                                        374
       Public Service Co. of New
       Mexico    2,000                                                        72
       Public Service Enterprise Group,
       Inc.    7,400                                                         344
       Puget Energy, Inc.    2,800                                            66
       Questar Corp.    2,800                                                 90
       Reliant Energy, Inc.    10,200                                        505
    o  Republic Services, Inc.    6,000                                      108
       RGS Energy Group, Inc.    1,100                                        41
       Scana Corp.    3,905                                                  110
       Sempra Energy    7,075                                                196
       Sierra Pacific Resources    2,476                                      40
       South Jersey Industries    300                                          9
       Southern Co.    23,300                                                545
    o  Southern Union Co.    1,076                                            24
       Southwest Gas Corp.    700                                             15
       Teco Energy, Inc.    4,600                                            147
       TXU Corp.    8,900                                                    391
    o  U.S. Energy Systems, Inc.    600                                        4
       UGI Corp.    700                                                       19
       UIL Holdings Corp.    500                                              24
       Unisource Energy Corp. Holding Co.    900                              21
       UtiliCorp United, Inc.    3,658                                       129
       Vectren Corp.    1,966                                                 45
    o  Veritas DGC, Inc.    1,100                                             36
    o  Waste Connections, Inc.    1,000                                       28
       Western Resources, Inc.    2,300                                       57
       WGL Holdings, Inc.    1,500                                            43
       Williams Cos., Inc.    16,700                                         704
       Wisconsin Energy Corp.    4,000                                        88
       WPS Resources Corp.    700                                             23
                                                                     -----------
                                                                          18,581
       FOREIGN COMMON STOCK  0.0% of investments

       FRANCE  0.0%
       -------------------------------------------------------------------------
  *o+  GENESYS SA    536                                                       6

       OTHER INVESTMENT COMPANIES
       0.7% of investments

       Provident Institutional
       TempFund    3,240,586                                               3,241

       U.S. TREASURY OBLIGATIONS
       0.0% of investments

       SECURITY                                     FACE VALUE       MKT. VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
    =  U.S. Treasury Bills
       4.43%-4.48%, 06/14/01                               175              174

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


 118       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

Equity Index Funds, Page 119


Statement of
ASSETS AND LIABILITIES
As of April 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value (including $168,667
     of securities of loan)                                         $ 475,603 a
Collateral held for securities on loan                                172,886
Receivables:
     Fund shares sold                                                   1,175
     Interest                                                              11
     Dividends                                                            295
     Investments sold                                                       2
     Income from lending securities                                        19
Prepaid expenses                                                    +      37
                                                                    ---------
TOTAL ASSETS                                                          650,028


LIABILITIES
================================================================================
Collateral held for securities on loan                                172,886
Payables:
     Fund shares redeemed                                                 281
     Investments bought                                                 2,774
     Most recent daily change in value of futures                           4
     Withholding taxes                                                      2
     Investment adviser and administrator fees                              5
     Transfer agent and shareholder service fees                            8
Accrued expenses                                                    +     135
                                                                    ---------
TOTAL LIABILITIES                                                     176,095


NET ASSETS
================================================================================
TOTAL ASSETS                                                          650,028
TOTAL LIABILITIES                                                   - 176,095
                                                                    ---------
NET ASSETS                                                          $ 473,933


NET ASSETS BY SOURCE

Capital received from investors                                       511,945
Net investment income not yet distributed                               1,302
Net realized capital losses                                            (4,555)
Net unrealized capital losses                                         (34,759) b


NET ASSET VALUE (NAV)

                                                       SHARES
SHARE CLASS             NET ASSETS       /        OUTSTANDING       =        NAV
Investor Shares           $216,464                     11,158             $19.40
Select Shares(R)          $257,469                     13,262             $19.41

FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                  $   510,578
NET UNREALIZED GAINS AND LOSSES:
GAINS                                        $65,719
LOSSES                                   +  (100,705)
                                         ------------
                                            ($34,986)

UNUSED CAPITAL LOSSES:

Expires 10/31 of:                        Loss amount
     2007                                     $18
     2008                                   3,413


---------
a. The fund paid $510,351 for these securities. Not counting short-term obligations and government securities, the fund paid $68,454 for securities during the report period and received $6,287 from securities it sold or that matured.

b. These derive from investments and futures. As of the report date, the fund had three open S&P 500 futures contracts due to expire on June 15, 2001, with a contract value of $941 and unrealized losses of $17 and two open Russell 2000 futures contracts due to expire on June 15, 2001, with a contract value of $487 and unrealized gains of $6.


                                       SEE THE FINANCIAL NOTES, WHICH      119
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB TOTAL STOCK MARKET INDEX FUND(R) -- FINANCIALS
================================================================================

Statement of
OPERATIONS
For November 1, 2000 through April 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Dividends                                                            $  2,655
Interest                                                                  115
Lending of securities                                                +    133
                                                                     --------
TOTAL INVESTMENT INCOME                                                 2,903

NET REALIZED GAINS AND LOSSES
================================================================================
Net realized losses on investments sold                                  (493)
Net realized losses on futures contracts                             +   (643)
                                                                     --------
NET REALIZED LOSSES                                                    (1,136)


NET UNREALIZED GAINS AND LOSSES
================================================================================
Net unrealized losses on investments                                  (65,299)
Net unrealized gains on futures contracts                            +    197
                                                                     --------
NET UNREALIZED LOSSES                                                 (65,102)

EXPENSES
================================================================================
Investment adviser and administrator fees                                 677 a
Transfer agent and shareholder service fees:
  Investor Shares                                                         255 b
  Select Shares(R)                                                        124 b
Trustees' fees                                                              4 c
Custodian fees                                                             53
Portfolio accounting fees                                                  38
Professional fees                                                          21
Registration fees                                                          50
Shareholder reports                                                        16
Other expenses                                                       +     17
                                                                     --------
Total expenses                                                          1,255
Expense reduction                                                    -    513 d
                                                                     --------
NET EXPENSES                                                              742

DECREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                                 2,903
NET EXPENSES                                                         -    742
                                                                     --------
NET INVESTMENT INCOME                                                   2,161
NET REALIZED LOSSES                                                    (1,136) e
NET UNREALIZED LOSSES                                                +(65,102) e
                                                                     --------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($64,077)

a. Calculated as a percentage of average daily net assets: 0.30% of the first $500 million and 0.22% of assets beyond that.

b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

c.       For the fund's independent trustees only.

d. Includes $493 from the investment adviser (CSIM) and $20 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, as follows:

                                      % OF AVERAGE
SHARE CLASS                          DAILY NET ASSETS
-----------------------------------------------------------------------
Investor Shares                         0.40
Select Shares                           0.27

         This limit does not include interest, taxes and certain non-routine expenses.

e.       These add up to a net loss on investments of $66,238.


 120       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.
Figures for 11/1/00-4/30/01 are unaudited.

OPERATIONS
================================================================================
                                             11/1/00-4/30/01    11/1/99-10/31/00
Net investment income                          $   2,161            $  3,403
Net realized losses                               (1,136)             (3,290)
Net unrealized gains                           + (65,102)             21,759
                                             -----------------------------------
INCREASE OR DECREASE IN NET ASSETS
FROM OPERATIONS                                  (64,077)             21,872

DISTRIBUTIONS PAID
================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                    1,518                 667
Select Shares(R)                               +   2,204                 813
                                             -----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME     $   3,722            $  1,480

TRANSACTIONS IN FUND SHARES
============================================================================================
                                      11/1/00-4/30/01                   11/1/99-10/31/00
                                QUANTITY            VALUE          QUANTITY            VALUE
SHARES SOLD:
     Investor Shares               2,728        $  53,936             5,815        $ 131,597
     Select Shares              +  3,424           67,963             7,421          168,810
                                ------------------------------------------------------------
TOTAL SHARES SOLD                  6,152        $ 121,899            13,236        $ 300,407

SHARES REINVESTED:
     Investor Shares                  70        $   1,427                28        $     634
     Select Shares              +     96            1,946                33              735
                                ------------------------------------------------------------
TOTAL SHARES REINVESTED              166        $   3,373                61        $   1,369

SHARES REDEEMED:
     Investor Shares               1,316        $  25,925             2,669        $  60,481
     Select Shares              +  1,908           37,567             2,944           66,585
                                ------------------------------------------------------------
TOTAL SHARES REDEEMED              3,224        $  63,492             5,613        $ 127,066 a

NET INCREASE                       3,094        $  61,780             7,684        $ 174,710 b

SHARES OUTSTANDING AND NET ASSETS
============================================================================================
                                      11/1/00-4/30/01                   11/1/99-10/31/00
                                  SHARES       NET ASSETS            SHARES       NET ASSETS
Beginning of period               21,326        $ 479,952            13,642        $ 284,850
Total increase or
  decrease                      +  3,094           (6,019)            7,684          195,102 c
                                ------------------------------------------------------------
END OF PERIOD                     24,420        $ 473,933            21,326        $ 479,952 d

a. Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

         CURRENT PERIOD
         Investor Shares                                                   $  36
         Select Shares                                                     +  39
                                                                           -----
         TOTAL                                                             $  75

         PRIOR PERIOD
         Investor Shares                                                   $  90
         Select Shares                                                     + 108
                                                                           -----
         TOTAL                                                             $ 198

b.       Represents shares sold plus shares reinvested, minus shares redeemed.

c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the value of transactions in fund shares, minus distributions paid.

d. Includes net investment income not yet distributed in the amount of $1,302 and $2,863 at the end of the current period and the prior period, respectively.


                                       SEE THE FINANCIAL NOTES, WHICH      121
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB
INTERNATIONAL INDEX
FUND(R)

----------------------------------------------------
[PHOTO OF GERI HOM AND LARRY MANO]
[GRAPHIC OF INVESTMENT STYLE]


                                    TICKER SYMBOLS
                               INVESTOR SHARES   SWINX
                               SELECT SHARES(R)  SWISX
                               -----------------------

                                    INVESTMENT STYLE 1
                                VALUE     BLEND   GROWTH

         MARKET CAP 1

         LARGE                   [ ]       [X]      [ ]

         MEDIUM                  [ ]       [ ]      [ ]

         SMALL                   [ ]       [ ]      [ ]

For long-term investors who are interested in the potential rewards of international investing and who are prepared for the additional risks, this fund could be worth considering.

THE FUND SEEKS TO TRACK THE TOTAL RETURN OF THE SCHWAB INTERNATIONAL INDEX(R).

MANAGER'S PERSPECTIVE

EXTREME VOLATILITY CHARACTERIZED THE GLOBAL EQUITY MARKETS DURING THE REPORT PERIOD. The economic slowdown in the United States (the world's largest economy) and the decline in wealth resulting from falling U.S. equity markets led to lower consumer spending and industrial activity; a global recession remains a possibility. Interest rates around the world fell as policy makers attempted to avoid severe downturns in their respective regions. The pessimistic global outlook caused virtually all international equity markets to fall.

THE EURO RALLIED AGAINST THE DOLLAR DURING THE FIRST QUARTER OF 2001, THEN FELL BACK. A rising euro (the common currency of 11 European countries) would have strengthened real income, subdued inflation and enhanced U.S. investors' returns on European stocks. But the euro's rebound was short-lived as the Federal Reserve aggressively cut interest rates and investors perceived the U.S. as the safe haven amid a weakening global economy.

BAD NEWS CONTINUED TO BELEAGUER THE JAPANESE ECONOMY. Although a weakening yen helped ease deflation, low personal consumption, high unemployment and rising corporate bankruptcies continued to hurt growth in Japan. Seeking to boost economic growth, Japan's central bank lowered its short-term interest rate to nearly zero and bought government bonds. But this was not enough to keep the Nikkei Stock Index from dropping below 12,000 for the first time in 16 years.

"Both share classes of the fund tracked the benchmark index, which fell by 10.5% -- a bit below the MSCI EAFE Index, but better than many domestic stock funds."

Portfolio Manager
Geri Hom

GERI HOM, a vice president of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 4/30/01, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.

PERFORMANCE: INVESTOR SHARES

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Investor Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR CHART]

                            SCHWAB                       SCHWAB                       SCHWAB                        SCHWAB
                            INTER-   PEER                INTER-   PEER                INTER-    PEER                INTER-  PEER
                 INVESTOR  NATIONAL  GROUP    INVESTOR  NATIONAL  GROUP     INVESTOR NATIONAL   GROUP    INVESTOR  NATIONAL GROUP
                 SHARES 1   INDEX  AVERAGE 2  SHARES 1   INDEX  AVERAGE 2   SHARES 1   INDEX   AVERAGE 2 SHARES 1  INDEX   AVERAGE 2
                          6 MONTHS 3                     1 YEAR                       5 YEARS              SINCE INCEPTION: 9/9/93
                 ---------------------------  ---------------------------   ---------------------------- ---------------------------
                        (0.05%)                    (0.04%)                      (0.32%)                    (0.54%)
                          *                           *                            *
Pre-Tax Total
Return 4         (10.51%)  (10.46%) (10.42%)  (19.02%)  (18.98%)  (18.81%)   5.58%    5.90%    6.07%     6.72%      7.26%     --
AFTER-TAX
RETURN 5             --        --       --    (19.50%)      --    (20.78%)   5.10%      --     4.16%     6.25%        --      --

*TRACKING DIFFERENTIAL between class and index


PERFORMANCE OF A $10,000 INVESTMENT

Shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index. 4

                [PERFORMANCE OF A $10,000 INVESTMENT LINE GRAPH]

$10K INVESTMENT: SCHWAB INTERNATIONAL - INVESTOR

                                         MSCI
                           Schwab        EAFE
                       International      ND
               SWINX       Index        Index
              --------------------------------
09/09/93      10,000       10,000       10,000
09/30/93       9,770        9,786        9,749
10/31/93      10,150       10,167       10,049
11/30/93       9,420        9,454        9,171
12/31/93      10,096       10,137        9,833
01/31/94      10,769       10,823       10,664
02/28/94      10,558       10,623       10,634
03/31/94      10,156       10,172       10,176
04/30/94      10,458       10,544       10,607
05/31/94      10,407       10,448       10,547
06/30/94      10,488       10,508       10,696
07/31/94      10,649       10,692       10,798
08/31/94      10,941       10,999       11,054
09/30/94      10,559       10,621       10,706
10/31/94      10,950       11,026       11,062
11/30/94      10,428       10,478       10,530
12/31/94      10,484       10,564       10,597
01/31/95      10,108       10,254       10,190
02/28/95      10,189       10,282       10,160
03/31/95      10,759       10,964       10,794
04/30/95      11,145       11,346       11,200
05/31/95      11,176       11,303       11,067
06/30/95      11,064       11,168       10,873
07/31/95      11,623       11,826       11,550
08/31/95      11,237       11,384       11,110
09/30/95      11,470       11,661       11,327
10/31/95      11,318       11,461       11,022
11/30/95      11,562       11,782       11,329
12/31/95      11,975       12,238       11,785
01/31/96      12,006       12,277       11,834
02/29/96      12,026       12,300       11,874
03/31/96      12,232       12,529       12,126
04/30/96      12,530       12,826       12,478
05/31/96      12,396       12,674       12,249
06/30/96      12,489       12,761       12,317
07/31/96      12,139       12,430       11,958
08/31/96      12,253       12,538       11,984
09/30/96      12,592       12,907       12,303
10/31/96      12,571       12,863       12,177
11/30/96      13,136       13,460       12,662
12/31/96      13,067       13,341       12,499
01/31/97      12,640       12,898       12,061
02/28/97      12,827       13,114       12,259
03/31/97      12,932       13,202       12,303
04/30/97      13,025       13,344       12,368
05/31/97      13,984       14,324       13,174
06/30/97      14,766       15,160       13,899
07/31/97      15,214       15,570       14,125
08/31/97      14,109       14,447       13,070
09/30/97      15,078       15,354       13,801
10/31/97      13,869       14,110       12,740
11/30/97      13,859       14,055       12,610
12/31/97      14,022       14,254       12,720
01/31/98      14,538       14,830       13,301
02/28/98      15,382       15,727       14,155
03/31/98      15,782       16,139       14,591
04/30/98      15,888       16,248       14,706
05/31/98      15,888       16,209       14,634
06/30/98      16,025       16,315       14,745
07/31/98      16,067       16,419       14,894
08/31/98      14,085       14,350       13,049
09/30/98      13,632       13,880       12,648
10/31/98      14,981       15,335       13,966
11/30/98      15,751       16,198       14,681
12/31/98      16,244       16,729       15,261
01/31/99      16,190       16,640       15,216
02/28/99      15,829       16,311       14,853
03/31/99      16,541       17,060       15,473
04/30/99      17,212       17,794       16,099
05/31/99      16,371       16,897       15,270
06/30/99      16,999       17,586       15,866
07/31/99      17,616       18,240       16,337
08/31/99      17,775       18,410       16,398
09/30/99      18,105       18,724       16,563
10/31/99      19,073       19,722       17,184
11/30/99      19,945       20,579       17,781
12/31/99      21,704       22,386       19,377
01/31/00      19,999       20,761       18,147
02/29/00      20,278       21,097       18,635
03/31/00      21,457       22,294       19,358
04/30/00      20,299       21,089       18,340
05/31/00      19,720       20,470       17,892
06/30/00      20,460       21,234       18,592
07/31/00      19,667       20,411       17,813
08/31/00      20,021       20,770       17,967
09/30/00      18,980       19,696       17,092
10/31/00      18,369       19,083       16,689
11/30/00      17,533       18,224       16,063
12/31/00      17,886       18,608       16,633
01/31/01      18,038       18,806       16,638
02/28/01      16,492       17,174       15,394
03/31/01      15,382       15,985       14,349
04/30/01      16,438       17,086       15,334


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Foreign Stock Fund category for the 6-month, one- and five-year periods was 801, 850 and 368, respectively. These funds may or may not use tax-efficient strategies.

3        Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5        The after-tax returns reflect several assumptions:

o        federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made -- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

SCHWAB INTERNATIONAL INDEX FUND(R)
PERFORMANCE: SELECT SHARES(R)

AVERAGE ANNUAL TOTAL RETURNS as of 4/30/01

This chart compares performance of the fund's Select Shares with the Schwab International Index(R) and the Morningstar Foreign Stock Fund category.

                    [AVERAGE ANNUAL TOTAL RETURNS BAR GRAPH]

                                       SCHWAB                               SCHWAB                               SCHWAB
                                       INTER-     PEER                      INTER-     PEER                      INTER-     PEER
                             SELECT   NATIONAL    GROUP           SELECT   NATIONAL    GROUP           SELECT   NATIONAL    GROUP
                            SHARES 1   INDEX     AVERAGE 2       SHARES 1   INDEX     AVERAGE 2       SHARES 1   INDEX     AVERAGE 2
                                     6 MONTHS 3                            1 YEAR                        SINCE INCEPTION: 5/19/97
                            ------------------------------       ------------------------------       ------------------------------
                                    0.03%                               0.08%                              (0.21%)
                                     *                                    *                                   *
Pre-Tax Total Return 4      (10.43%)  (10.46%)   (10.42%)        (18.90%)  (18.98%)    (18.81%)        3.97%      4.18%        --
AFTER-TAX RETURN 5              --        --         --          (19.43%)      --      (20.78%)        3.47%        --         --

*TRACKING DIFFERENTIAL between class and index

PERFORMANCE OF A $50,000 INVESTMENT

Shows performance since inception of a hypothetical $50,000 investment in the fund's Select Shares, compared with a similar investment in two indices: the Schwab International Index and the MSCI-EAFE(R) Index. 4

                [PERFORMANCE OF A $50,000 INVESTMENT LINE CHART]

$10K INVESTMENT: SCHWAB INTERNATIONAL - SELECT

                                         MSCI
                           Schwab        EAFE
                       International      ND
               SWISX       Index        Index
              --------------------------------
05/19/97      50,000       50,000       50,000
05/31/97      49,375       49,283       49,248
06/30/97      52,170       52,161       51,961
07/31/97      53,755       53,571       52,803
08/31/97      49,815       49,706       48,859
09/30/97      53,240       52,827       51,595
10/31/97      49,005       48,550       47,627
11/30/97      48,970       48,360       47,141
12/31/97      49,580       49,042       47,551
01/31/98      51,405       51,027       49,725
02/28/98      54,385       54,111       52,917
03/31/98      55,800       55,529       54,547
04/30/98      56,175       55,905       54,978
05/31/98      56,175       55,770       54,708
06/30/98      56,655       56,133       55,124
07/31/98      56,845       56,493       55,681
08/31/98      49,840       49,376       48,782
09/30/98      48,240       47,757       47,284
10/31/98      53,005       52,763       52,211
11/30/98      55,725       55,732       54,885
12/31/98      57,490       57,561       57,053
01/31/99      57,305       57,252       56,881
02/28/99      56,025       56,122       55,528
03/31/99      58,585       58,699       57,843
04/30/99      60,955       61,225       60,186
05/31/99      57,980       58,137       57,086
06/30/99      60,200       60,507       59,313
07/31/99      62,385       62,757       61,074
08/31/99      62,950       63,342       61,300
09/30/99      64,115       64,425       61,919
10/31/99      67,575       67,857       64,241
11/30/99      70,660       70,806       66,470
12/31/99      76,920       77,025       72,439
01/31/00      70,880       71,433       67,839
02/29/00      71,870       72,588       69,664
03/31/00      76,050       76,708       72,367
04/30/00      71,905       72,561       68,561
05/31/00      69,895       70,431       66,888
06/30/00      72,515       73,058       69,503
07/31/00      69,740       70,228       66,591
08/31/00      70,995       71,462       67,169
09/30/00      67,310       67,769       63,898
10/31/00      65,110       65,658       62,390
11/30/00      62,185       62,703       60,050
12/31/00      63,455       64,024       62,182
01/31/01      63,955       64,706       62,201
02/28/01      58,470       59,090       57,548
03/31/01      54,570       55,001       53,641
04/30/01      58,315       58,788       57,326


---------
All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. When you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower.

2 Source: Morningstar, Inc. As of 4/30/01, the total number of funds in the Foreign Stock Fund category for the 6-month and one-year periods was 801 and 850, respectively. These funds may or may not use tax-efficient strategies.

3        Not annualized.

4 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5        The after-tax returns reflect several assumptions:

o        federal income tax was deducted from distributions before reinvestment

o the tax rates used were the highest in effect at the time the distribution was made-- currently 39.6% on dividends and short-term capital gains and 20.0% on long-term capital gains

o no allowance was made for the effects of any state or local taxes, or of any shareholder activities (such as selling fund shares)

Your own tax rates may be different. Keep in mind that after-tax returns aren't a factor for shares held in tax-deferred accounts such as an IRA or 401(k).

FUND FACTS

TOP TEN HOLDINGS 1 as of 4/30/01
1      NTT DOCOMO, INC.                                                     2.7%
2      BP PLC                                                               2.7%
3      VODAFONE GROUP PLC                                                   2.6%
4      GLAXOSMITHKLINE PLC                                                  2.1%
5      ROYAL DUTCH PETROLEUM CO.                                            1.7%
6      TOYOTA MOTOR CORP.                                                   1.6%
7      HSBC HOLDINGS PLC                                                    1.6%
8      NOVARTIS AG, REGISTERED                                              1.5%
9      TOTALFINAELF                                                         1.5%
1O     SHELL TRANSPORT & TRADING CO.                                        1.1%
--------------------------------------------------------------------------------
TOTAL PERCENTAGE OF INVESTMENTS                                            19.2%

STATISTICS as of 4/30/01
--------------------------------------------------------------------------------
                                                                     PEER GROUP
                                                     FUND             AVERAGE 2
--------------------------------------------------------------------------------
Number of Holdings                                      364                162
--------------------------------------------------------------------------------
Median Market Cap ($ Mil)                          $ 35,696           $ 18,432
--------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio                             26.1               27.0
--------------------------------------------------------------------------------
Price/Book (P/B) Ratio                                  4.1                4.6
--------------------------------------------------------------------------------
12-Month Yield Investor Shares                         1.63%              0.87%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                   1% 3              93%
--------------------------------------------------------------------------------
Three-Year Beta                                        0.78               0.73
--------------------------------------------------------------------------------


EXPENSE RATIO as of 4/30/01

[BAR CHART]

INVESTOR               SELECT                            PEER GROUP
 SHARES               SHARES(R)                            AVERAGE
 0.58% 4              0.47% 4                             1.68% 2

PERFORMANCE AND WEIGHTINGS OF INDEX COUNTRIES 5

The bar chart shows how the countries in the Schwab International Index(R) performed during the report period. The pie chart shows the weightings (by stock market capitalization) of each of the countries in the index. The index counts each country's performance in proportion to its size.

INDEX PERFORMANCE 10/31/00 -  4/30/01
Spain                                                                       3.2%
Australia                                                                   3.1%
Switzerland                                                                -3.5%
Hong Kong                                                                  -4.9%
Denmark                                                                    -5.7%
Germany                                                                    -6.5%
Netherlands                                                                -6.5%
United Kingdom                                                             -7.4%
France                                                                     -7.6%
Italy                                                                      -7.7%
Belgium                                                                    -8.2%
Japan                                                                     -16.2%
Canada                                                                    -28.7%
Sweden                                                                      -32%

INDEX COMPOSITION AS OF 4/30/01

                                  [PIE CHART]

 1      25.7%     Japan
 2      23.2%     United Kingdom
 3      12.2%     France
 4       8.4%     Germany
 5       6.6%     Switzerland
 6       6.2%     Netherlands
 7       5.2%     Italy
 8       3.2%     Canada
 9       3.1%     Spain
10       2.1%     Hong Kong
11       1.9%     Sweden
12       1.5%     Australia
13       0.5%     Belgium
14       0.3%     Denmark

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 4/30/01, there were 801 funds in the Foreign Stock Fund category.

3        Not annualized.

4 Guaranteed by Schwab and the investment adviser through 2/28/02 (excluding interest, taxes, and certain non-routine expenses).

5        Source: Charles Schwab & Co., Inc.

SCHWAB INTERNATIONAL INDEX FUND(R) - FINANCIALS
================================================================================
FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. THE FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

                                                       11/1/00-     11/1/99-      11/1/98-     11/1/97-     11/1/96-      11/1/95-
INVESTOR SHARES                                        4/30/01      10/31/00      10/31/99     10/31/98     10/31/97      10/31/96
PER-SHARE DATA ($)
==================================================================================================================================
Net asset value at beginning of period                  17.13         17.93         14.21        13.31        12.23        11.13
                                                       ---------------------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.06          0.20          0.19         0.17         0.17         0.16
     Net realized and unrealized gains or losses        (1.84)        (0.85)         3.66         0.88         1.08         1.07
                                                       ---------------------------------------------------------------------------
     Total income or loss from investment
       operations                                       (1.78)        (0.65)         3.85         1.05         1.25         1.23
Less distributions:
     Dividends from net investment income               (0.25)        (0.15)        (0.13)       (0.15)       (0.17)       (0.13)
                                                       ---------------------------------------------------------------------------
Net asset value at end of period                        15.10         17.13         17.93        14.21        13.31        12.23
                                                       ===========================================================================
Total return (%)                                       (10.51) 1      (3.69)        27.31         8.02        10.33        11.07

RATIOS/SUPPLEMENTAL DATA (%)
==================================================================================================================================
Ratio of net operating expenses to
  average net assets                                     0.58 2        0.58 3        0.58         0.58         0.61         0.69
Expense reductions reflected in above ratio              0.17 2        0.23          0.41         0.46         0.52         0.48
Ratio of net investment income to
  average net assets                                     0.88 2        1.60          1.24         1.35         1.36         1.50
Portfolio turnover rate                                     1            16             5            6           13            6
Net assets, end of period ($ x 1,000,000)                 614           637           447          428          318          247

1        Not annualized.

2        Annualized.

3 Would have been 0.59% if certain non-routine expenses (proxy fees) had been included.


 126       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                     11/1/00-       11/1/99-      11/1/98-     11/1/97-    5/19/97 1-
SELECT SHARES(R)                                      4/30/01       10/31/00      10/31/99     10/31/98    10/31/97
PER-SHARE DATA ($)
=====================================================================================================================
Net asset value at beginning of period                  17.14         17.96         14.23        13.32       13.59
                                                     ----------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                               0.07          0.27          0.18         0.22        0.04
     Net realized and unrealized gains or losses        (1.84)        (0.91)         3.70         0.85       (0.31)
                                                     ----------------------------------------------------------------
     Total income or loss from investment
       operations                                       (1.77)        (0.64)         3.88         1.07       (0.27)
Less distributions:
     Dividends from net investment income               (0.27)        (0.18)        (0.15)       (0.16)         --
                                                     ----------------------------------------------------------------
Net asset value at end of period                        15.10         17.14         17.96        14.23       13.32
                                                     ================================================================
Total return (%)                                       (10.43) 2      (3.65)        27.49         8.16       (1.99) 2

RATIOS/SUPPLEMENTAL DATA (%)
=====================================================================================================================
Ratio of net operating expenses
  to average net assets                                  0.47 3        0.47 4        0.47         0.47        0.47 3
Expense reductions reflected in above ratio              0.13 3        0.19          0.39         0.48        0.80 3
Ratio of net investment income to
  average net assets                                     0.98 3        1.71          1.57         1.49        0.17 3
Portfolio turnover rate                                     1            16             5            6          13
Net assets, end of period ($ x 1,000,000)                 698           700           449           94          50

1        Commencement of operations.

2        Not annualized.

3        Annualized.

4 Would have been 0.48% if certain non-routine expenses (proxy fees) had been included.

                                       SEE THE FINANCIAL NOTES, WHICH      127
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS
================================================================================
PORTFOLIO HOLDINGS
As of April 30, 2001; unaudited.


This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

     1  Top ten holding
     +  New holding (since 10/31/00)
     o  Non-income producing security
     *  American Depositary Receipt


The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

                         99.4%   FOREIGN COMMON STOCK
                                 Market Value: $1,301,414
                                 Cost: $1,284,626

                         0.6%    SHORT TERM INVESTMENTS
                                 Market Value: $8,142
                                 Cost: $8,142

                         0.0%    WARRANTS
                                 Market Value: $11
                                 Cost:  --
                         ---------------------------------------
                         100.0%  TOTAL INVESTMENTS
                                 Market Value: $1,309,567
                                 Cost: $1,292,768


FOREIGN COMMON STOCK 99.4% of investments

                                                                    MKT. VALUE
  SECURITY AND NUMBER OF SHARES                                    ($ x 1,000)

  AUSTRALIA 1.5%
--------------------------------------------------------------------------------
  AMP Ltd. 179,976                                                  1,839
  Australia & New Zealand Banking Group Ltd. 246,680                1,765
  BHP Ltd. 299,505                                                  3,292
o Cable and Wireless Optus Ltd 697,119                              1,264
  Commonwealth Bank of Australia  121,325                           1,787
  National Australia Bank 246,690                                   3,793
  News Corp. Ltd.  339,732                                          3,232
  Westpac Banking Corp. 306,830                                     2,050
                                                                  -------
                                                                   19,022

  BELGIUM 0.5%
--------------------------------------------------------------------------------
  Almanij NV 36,787                                                 1,347
  Electrabel SA 9,838                                               2,151
  Fortis (B) 123,807                                                3,183
                                                                    -----
  CANADA 3.1%                                                       6,681
  ------------------------------------------------------------------------------
  Alcan Inc. 37,466                                                 1,667
o Ballard Power Systems, Inc. 15,300                                  815
  Bank of Montreal 89,154                                           2,042
  Bank of Nova Scotia 81,594                                        2,021
  Barrick Gold Corp. 86,591                                         1,417
  BCE, Inc. 130,864                                                 3,270
  Bombardier, Inc., Class B 244,100                                 3,519
  Canadian Imperial Bank of Commerce 65,545                         2,127
  Canadian Pacific Ltd.56,724                                       2,219
o Celestica, Inc. 33,400                                            1,717
  Imperial Oil Ltd. 72,021                                          1,969
  Loblaw Cos. Ltd. 45,500                                           1,569
  Nortel Networks Corp .509,908                                     7,766
  Power Financial Corp. 69,400                                      1,524
  Royal Bank of Canada1 16,072                                      3,245
  Shell Canada Ltd. 52,100                                          1,433
  Toronto-Dominion Bank 102,556                                     2,596
                                                                   ------
                                                                   40,916
  DENMARK 0.5%
  -----------------------------------------------------------------------------
  D/S 1912, Series B 172                                            1,451
  Dampskibsselkabet Svendborg,
  Series B 126                                                      1,435
  Novo-Nordisk A/S, Class B 70,065                                  2,663
  Tele Danmark A/S 37,854                                           1,439
                                                                    -----
                                                                    6,988
  FRANCE 12.6%
  ------------------------------------------------------------------------------
  Accor SA 32,477                                                   1,379
  Air Liquide SA 14,016                                             2,110
  Alcatel SA, Class A 190,863                                       6,210
  Altran Technologies SA 14,550                                       942
  Aventis SA 133,431                                               10,328
  Axa 72,933                                                        8,600
  BNP Paribas 75,961                                                6,748
  Bouygues 55,335                                                   2,366
  Canal Plus 11,562                                                    41


 128       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                                                                         MKT. VALUE
  SECURITY AND NUMBER OF SHARES                                                                                         ($ x 1,000)

   Cap Gemini SA 21,379                                                                                                     3,088
   Carrefour Supermarche SA 120,350                                                                                         6,941
   Castorama Dubois Investissements SA 6,429                                                                                1,374
   Compagnie de Saint-Gobain SA 13,719                                                                                      2,068
   Credit Lyonnais SA 57,113                                                                                                2,202
   Dassault Systemes SA 18,649                                                                                                921
 o Equant NV 35,326                                                                                                           938
   Establissements Economiques du
   Casino Guichard Perrachon SA 14,376                                                                                      1,287
 o European Aeronautic Defense & Space Co. 143,386                                                                          2,606
   France Telecom SA 176,723                                                                                               12,848
   Groupe Danone 25,606                                                                                                     3,326
   L'oreal 114,019                                                                                                          8,294
   Lafarge SA 20,298                                                                                                        1,949
   Lagardere S.C.A. 23,390                                                                                                  1,358
   LVMH Moet-Hennessy Vuitton 80,838                                                                                        4,988
   Pinault-Printemps-Redoute SA 19,854                                                                                      3,417
   PSA Peugeot Citroen 7,727                                                                                                2,205
   Renault SA 43,260                                                                                                        2,223
   Sagem SA 6,220                                                                                                             507
   Sanofi-Synthelabo SA 121,626                                                                                             7,290
   Schneider Electric SA 29,217                                                                                             1,993
   Societe Generale, Class A 69,238                                                                                         4,463
   Societe Television Francaise 1 34,497                                                                                    1,447
   STMicroelectronics NV 151,744                                                                                            6,115
   Suez Lyonnaise des Eaux SA 33,953                                                                                        5,015
   Thomson CSF 29,620                                                                                                       1,233
 9 TotalFinaElf SA 127,062                                                                                                 18,926
 + Vivendi Universal 188,072                                                                                               13,014
 * Vivendi Universal SA 54,392                                                                                              3,699
                                                                                                                         --------
                                                                                                                          164,459
GERMANY 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
   BASF AG 105,779                                                                                                          4,547
   Bayer AG 121,663                                                                                                         5,124
   Bayerische Hypo-und  Vereinsbank AG 86,811                                                                               4,840
   Bayerische Motoren Werke AG 114,814                                                                                      3,807
   Beiersdorf AG 13,000                                                                                                     1,323
   Commerzbank AG 92,289                                                                                                    2,599
   DaimlerChrysler AG 173,533                                                                                               8,684
   Deutsche Bank AG 106,665                                                                                                 8,700
   Deutsche Lufthansa AG 63,568                                                                                             1,217
   Deutsche Telekom AG 523,700                                                                                             13,558
   Dresdner Bank AG 90,948                                                                                                  4,138
   E.ON AG 132,993                                                                                                          6,691
o  EM.TV & Merchandising AG 57,000                                                                                            282
   Ergo Versicherungsgruppe AG 12,400                                                                                       1,836
   Fresenius Medical Care AG 14,400                                                                                         1,067
   Henkel KGaA 16,600                                                                                                         964
   Metro AG 50,148                                                                                                          2,294
   Muenchener Rueckversicher AG 30,656                                                                                      8,735
   RWE AG 78,701                                                                                                            3,070
   SAP AG 31,600                                                                                                            5,018
   Schering AG 32,946                                                                                                       1,644
   Siemens AG 152,242                                                                                                      11,233
   ThyssenKrupp AG 78,370                                                                                                   1,218
   Volkswagen AG 55,620                                                                                                     2,762
                                                                                                                         --------
                                                                                                                          105,351

  HONG KONG / CHINA 2.1%
----------------------------------------------------------------------------------------------------------------------------------
   Cheung Kong Holdings 395,000                                                                                             4,406
   CLP Holdings Ltd. 409,080                                                                                                1,715
   Hang Seng Bank Ltd. 315,300                                                                                              3,719
   Henderson Land Development Co. 282,000                                                                                   1,294
   Hong Kong Electric HoldingsLtd. 341,756                                                                                  1,166
   Hutchison Whampoa Ltd. 735,800                                                                                           7,949
   Johnson Electric Holdings 540,000                                                                                        1,014
o  Pacific Century CyberWorks Ltd. 2,318,978                                                                                  803
   Sun Hung Kai Properties Ltd. 410,694                                                                                     3,818
   Swire Pacific Ltd., Class A 275,500                                                                                      1,519
                                                                                                                         --------
                                                                                                                           27,403
  ITALY 5.1%
----------------------------------------------------------------------------------------------------------------------------------
o  AEM SPA 297,187                                                                                                            731
o  Alleanza Assicurazioni SPA 112,662                                                                                       1,425
o  Alleanza Assicurazioni SPA-RNC 81,755                                                                                      623
o  Assicurazioni Generali 211,769                                                                                           6,834
o  Autostrade Concessioni e Costruzioni Autostrade SPA 201,141                                                              1,239


                                       SEE THE FINANCIAL NOTES, WHICH      129
                                       ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB INTERNATIONAL INDEX FUND (R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                                                                       MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                                                                      ($ x 1,000)

o Banca Commerciale Italiana SPA 213,676                                                                                 1,167
  Banca Fideuram SPA 152,883                                                                                             1,850
o IntesaBci SPA 855,435                                                                                                  3,208
o IntesaBci SPA -- RNC 307,838                                                                                             734
o Banca Monte dei Paschi di Siena SPA 328,813                                                                            1,204
o Banca Nazionale Del Lavoro SPA 332,898                                                                                 1,060
o Bipop-Carire SPA 259,134                                                                                               1,312
o Ente Nazionale Idrocarburi SPA 1,380,185                                                                               9,447
  Fiat SPA 67,246                                                                                                        1,550
  Fiat SPA -- RNC 92,009                                                                                                 1,255
o Finmeccanica SPA 1,397,378                                                                                             1,481
o Mediaset SPA 198,873                                                                                                   2,317
  Olivetti SPA 816,987                                                                                                   1,829
o Riunione Adriatica di Sicurta SPA 133,886                                                                              1,763
o Rolo Banca 1473 SPA 70,598                                                                                             1,234
o Seat-Pagine Gialle SA 667,477                                                                                            728
  Telecom Italia SPA 638,940                                                                                             7,098
  Telecom Italia SPA -- RNC 265,037                                                                                      1,652
  TIM SPA 1,453,425                                                                                                      9,987
  TIM SPA -- RNC 282,115                                                                                                 1,073
o Tiscali SPA 34,377                                                                                                       479
o Unicredito Italiano SPA 830,109                                                                                        3,915
                                                                                                                       -------
                                                                                                                        67,195

  JAPAN 25.4%
-------------------------------------------------------------------------------------------------------------------------------
  Advantest Corp. 15,700                                                                                                 1,801
  Ajinomoto Co., Inc. 137,000                                                                                            1,397
  The Asahi Bank Ltd. 475,000                                                                                            1,323
  Asahi Kasei Corp. 206,000                                                                                              1,061
  Asahi Glass Co. Ltd. 191,000                                                                                           1,639
  Benesse Corp. 30,000                                                                                                   1,287
  Bridgestone Corp. 156,000                                                                                              1,797
  Canon, Inc. 146,000                                                                                                    5,732
  Central Japan Railway Co.362                                                                                           2,277
  Chubu Electric Power Co., Inc. 123,100                                                                                 2,232
  DAI Nippon Printing Co.Ltd. 125,000                                                                                    1,699
  Daiwa Securities Group, Inc. 213,000                                                                                   2,414
  KDDI Corp. 373                                                                                                         1,507
  Denso Corp. 164,000                                                                                                    3,219
  East Japan Railway Co. 797                                                                                             4,439
  Eisai Co. Ltd. 48,000                                                                                                  1,232
  Fanuc Ltd. 40,100                                                                                                      2,243
  Fuji Photo Film Co. Ltd. 87,000                                                                                        3,507
  Fuji Television Network, Inc 100                                                                                         725
  Fujisawa Pharmaceutical Co.Ltd 61,000                                                                                  1,237
  Fujitsu Ltd. 333,000                                                                                                   4,583
  Furukawa Electric Co. Ltd 113,000                                                                                      1,349
  Hitachi Ltd. 583,000                                                                                                   5,654
  Honda Motor Co. Ltd. 168,000                                                                                           6,759
  Hoya Corp. 19,600                                                                                                      1,285
  Ito-Yokado Co. Ltd. 73,000                                                                                             4,071
  Japan Telecom Co. Ltd. 115                                                                                             1,918
  Japan Tobacco, Inc. 341                                                                                                2,277
  Kansai Electric Power Co. 162,300                                                                                      2,561
  KAO Corp. 108,000                                                                                                      2,745
  Keyence Corp. 7,300                                                                                                    1,590
  Kinki Nippon Railway Co. Ltd. 371,654                                                                                  1,480
  Kirin Brewery Co. Ltd. 168,000                                                                                         1,617
  Kyocera Corp. 31,500                                                                                                   3,011
  Marui Co. Ltd. 66,000                                                                                                    892
  Matsushita Communications Industrial Co. Ltd. 34,200                                                                   1,883
  Matsushita Electric Industrial Co. Ltd. 355,000                                                                        5,920
  Matsushita Electric Works 139,000                                                                                      1,592
  Mitsubishi Chemical Corp. 434,000                                                                                      1,423
  Mitsubishi Corp. 286,000                                                                                               2,153
  Mitsubishi Electric Corp. 372,000                                                                                      2,228
  Mitsubishi Estate Co. Ltd. 219,000                                                                                     2,214
  Mitsubishi Heavy Industries Ltd. 561,000                                                                               2,293
o+Mitsubishi Tokyo Finance Group, Inc. 964                                                                               9,832
  Mitsui & Co. Ltd. 285,000                                                                                              1,629
  Mitsui Fudosan Co. Ltd 144,000                                                                                         1,428
  Mizuho Holdings, Inc. 1,768                                                                                           10,891
  Murata Manufacturing Co. Ltd. 39,800                                                                                   3,347

 130       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                                                                        MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                                                                       ($ x 1,000)
    NEC Corp. 269,000                                                                                                     4,910
    The Nikko Securities Co.Ltd. 288,000                                                                                  2,448
    Nikon Corp. 61,000                                                                                                      756
    Nintendo Co. Ltd. 23,600                                                                                              3,802
    Nippon Steel Corp. 1,100,000                                                                                          2,030
    Nippon Telegraph & Telephone Corp. 2,102                                                                             13,357
    Nippon Television NetworkCorp. 5,000                                                                                  1,611
    Nissan Motor Co. Ltd. 688,000                                                                                         4,717
    Nitto Denko Corp. 34,000                                                                                              1,109
    Nomura Securities Co. Ltd. 341,000                                                                                    7,205
    NTT Data Corp. 432                                                                                                    2,791
 1  NTT Docomo, Inc. 1,703                                                                                               35,015
    OJI Paper Co. Ltd. 165,000                                                                                              808
    Omron Corp. 53,000                                                                                                      982
    Oriental Land Co. Ltd. 17,000                                                                                         1,152
    Osaka Gas Co. Ltd. 392,000                                                                                            1,168
    Ricoh Co. Ltd. 120,000                                                                                                2,249
    Rohm Co. Ltd. 20,000                                                                                                  3,529
    Sankyo Co. Ltd. 77,000                                                                                                1,608
    Sanyo Electric Co. Ltd. 314,000                                                                                       1,942
    Secom Co. Ltd. 38,500                                                                                                 2,337
    Sekisui House Ltd. 120,000                                                                                            1,033
    Seven-Eleven Japan Co. 143,000                                                                                        6,957
    Sharp Corp. 189,000                                                                                                   2,599
    Shin-Etsu Chemical Co. Ltd. 65,700                                                                                    2,638
    The Shizuoka Bank Ltd. 176,000                                                                                        1,540
    SMC Corp. 12,000                                                                                                      1,423
    Softbank Corp. 56,000                                                                                                 2,131
    Sony Corp. 153,400                                                                                                   11,474
    Sumitomo Chemical Co. Ltd. 302,000                                                                                    1,613
    Sumitomo Corp. 174,000                                                                                                1,285
    Sumitomo Electric Industries Ltd. 131,000                                                                             1,620
    The Sumitomo Mitsui Banking Corp. 951,000                                                                             8,884
    Sumitomo Trust & Banking Co.Ltd. 253,000                                                                              1,718
    Taisho Pharmaceutical Co. Ltd. 51,000                                                                                 1,003
    Taiyo Yuden Co. Ltd. 25,000                                                                                             698
    Takeda Chemical Industries Ltd. 150,000                                                                               7,237
    TDK Corp. 22,000                                                                                                      1,279
    Terumo Corp. 44,000                                                                                                     883
    Tokio Marine & Fire Insurance Co. 270,000                                                                             2,841
    Tokyo Broadcasting System,Inc. 26,000                                                                                   583
    Tokyo Electric Power Co.,Inc. 235,700                                                                                 5,629
    Tokyo Electron Ltd. 28,000                                                                                            2,040
    Tokyo Gas Co. Ltd. 471,000                                                                                            1,323
    Toppan Printing Co. Ltd 152,000                                                                                       1,458
    Toshiba Corp. 606,000                                                                                                 3,978
  6 Toyota Motor Corp. 639,000                                                                                           21,259
 o+ UFJ Holdings, Inc. 745                                                                                                5,358
    West Japan Railway Co. 337                                                                                            1,623
    Yamanouchi Pharmaceutical Co.Ltd. 67,000                                                                              1,855
    Yamato Transport Co. Ltd. 78,000                                                                                      1,667
                                                                                                                        -------
                                                                                                                        332,548
    NETHERLANDS 6.1%
    ---------------------------------------------------------------------------------------------------------------------------
    ABN Amro Holdings NV 251,940                                                                                          5,071
    Aegon NV 230,584                                                                                                      7,687
    Akzo Nobel NV 49,311                                                                                                  2,053
  o ASM Lithography Holding NV 72,835                                                                                     1,924
    Fortis (NL) 94,950                                                                                                    2,463
    Heineken NV 50,834                                                                                                    2,634
    ING Groep NV 166,735                                                                                                 11,378
    Koninklijke Ahold NV 138,602                                                                                          4,301
    Koninklijke Philips Electronics NV 221,435                                                                            6,500
 *5 Royal Dutch Petroleum Co. 368,650                                                                                    22,029
    Royal KPN NV 204,941                                                                                                  2,504
    TNT Post Group NV 78,216                                                                                              1,841
  * Unilever NV 98,587                                                                                                    5,577
  o United Pan-Europe Communications NV, Class A 64,318                                                                     399
    VNU NV 36,755                                                                                                         1,527
    Wolters Kluwer NV 65,554                                                                                              1,812
                                                                                                                        -------
                                                                                                                         79,700


                                       SEE THE FINANCIAL NOTES, WHICH      131
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB INTERNATIONAL INDEX FUND(R)- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of April 30, 2001; unaudited.

                                                                                                                        MKT. VALUE
   SECURITY AND NUMBER OF SHARES                                                                                       ($ x 1,000)

   SPAIN 3.1%
   Banco Bilbao Vizcaya Argentaria SA 531,710                                                                             7,552
   Banco Popular Espanol 35,762                                                                                           1,276
   Banco Santander Central Hispano SA 768,832                                                                             7,634
   Endesa SA 178,311                                                                                                      3,002
   Gas Natural SDG SA 78,688                                                                                              1,367
   Iberdrola SA 162,600                                                                                                   2,397
   Repsol YPF SA 210,695                                                                                                  3,904
   Telefonica SA 781,402                                                                                                 13,218
                                                                                                                         ------
                                                                                                                         40,350
   SWEDEN 1.9%
   Europolitan Holdings AB 92,307                                                                                           719
   Foreningssparbaken AB 80,166                                                                                             948
   Hennes & Mauritz AB,  Series B 139,565                                                                                 2,351
 o Tele2 AB, Class B 17,143                                                                                                 668
   Nordea AB 496,351                                                                                                      2,996
   Securitas AB, Class B 55,925                                                                                           1,086
   Skandia Forsakrings AB 178,321                                                                                         1,936
   Skandinaviska Enskilda Banken, Series A 107,724                                                                          996
   Svenska Handelsbanken AB,Series A 109,437                                                                              1,630
   Svenska Handelsbanken AB,  Series B 49,697                                                                               721
   Telefonaktiebolaget LM Ericsson, Class B 1,347,226                                                                     8,657
   Volvo AB, Series A 42,580                                                                                                694
   Volvo AB, Series B 58,574                                                                                                984
                                                                                                                         ------
                                                                                                                         24,386
   SWITZERLAND 6.5%
   ABB Ltd. 50,007                                                                                                        3,603
   Adecco SA 2,976                                                                                                        1,801
   Cie Financiere Richemont, Series A 954                                                                                 2,365
   Credit Suisse Group, Registered 51,154                                                                                 9,539
   Holderbank Financiere Glarus AG, Bearer 1,302                                                                          1,467
   Holderbank Financiere Glarus AG, Registered 3,740                                                                      1,138
   Nestle SA, Registered 6,747                                                                                           13,969
 8 Novartis AG, Registered 12,441                                                                                        19,333
   Roche Holding AG, Bearer 257                                                                                           2,044
   Roche Holding AG, Genus 1,185                                                                                          8,511
   Schweizerische Lebensversicherungs-und
   Rentenanstalt 1,924                                                                                                    1,309
   Swisscom AG, Registered 12,364                                                                                         3,214
   UBS AG, Registered 75,484                                                                                             11,486
   Zurich Financial Services AG 14,137                                                                                    5,028
                                                                                                                         ------
                                                                                                                         84,807
   UNITED KINGDOM 23.0%
   ---------------------------------------------------------------------------------------------------------------------------------
   Abbey National PLC 267,136                                                                                             4,740
   Amvescap PLC 121,009                                                                                                   2,254
 o ARM Holdings PLC 146,005                                                                                                 802
   AstraZeneca PLC 304,579                                                                                               14,181
   BAA PLC 173,550                                                                                                        1,525
   BAE Systems PLC 529,682                                                                                                2,509
   Bank of Scotland PLC 207,511                                                                                           2,384
   Barclays PLC 282,168                                                                                                   9,084
   BASS PLC 147,570                                                                                                       1,624
   BG Group PLC 633,364                                                                                                   2,492
   BOC Group PLC 69,920                                                                                                   1,028
   Boots Co. PLC 150,764                                                                                                  1,332
 2 BP PLC 3,893,392                                                                                                      34,928
   British American Tobacco PLC 383,315                                                                                   3,110
 o British SKY Broadcasting PLC 307,928                                                                                   3,855
   British Telecommunications PLC 1,106,946                                                                               8,838
   Cable & Wireless PLC 472,108                                                                                           3,469
   Cadbury Schweppes PLC 322,601                                                                                          1,989
   Carlton Communications PLC 119,714                                                                                       731
   Centrica PLC 654,372                                                                                                   2,217
   CGNU PLC 385,399                                                                                                       5,349
   CMG PLC 89,440                                                                                                           470
 o Colt Telecom Group PLC 119,432                                                                                         1,649
o+ Compass Group PLC 284,501                                                                                              2,182
   Diageo PLC 609,789                                                                                                     6,413
   Dixons Group PLC 380,071                                                                                               1,327
   Emi Group PLC 151,595                                                                                                    963
   GKN PLC 123,926                                                                                                        1,338

 132       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

                                                                                                      MKT. VALUE
    SECURITY AND NUMBER OF SHARES                                                                      ($ x 1,000)
o4  GlaxoSmithKline PLC 1,072,569                                                                        28,345
    Granada Compass PLC 284,501                                                                             765
    Halifax Group PLC 392,500                                                                             4,470
    Hays PLC 273,040                                                                                      1,297
 7  HSBC Holdings PLC 1,577,912                                                                          20,793
    Invensys PLC 536,368                                                                                  1,124
    J. Sainsbury PLC 316,808                                                                              1,801
    Kingfisher PLC 224,137                                                                                1,443
    Land Securities PLC 111,739                                                                           1,425
    Legal & General Group PLC 894,457                                                                     2,108
    Lloyds TSB Group PLC 934,205                                                                          9,711
    Logica PLC 75,618                                                                                     1,082
    Marconi PLC 438,473                                                                                   2,569
    Marks & Spencer PLC 495,311                                                                           1,899
    National Grid Group PLC 249,238                                                                       1,908
    Pearson, Inc. PLC 135,775                                                                             2,862
    Peninsular & Oriental Steam
    Navigation 158,799                                                                                      582
    Prudential Corp. PLC 323,627                                                                          3,788
    Railtrack Group PLC 87,500                                                                              613
    Reckitt Benckiser PLC 121,651                                                                         1,660
    Reed International PLC 202,964                                                                        2,012
    Rentokil Initial PLC 632,994                                                                          1,721
    Reuters Group PLC 238,036                                                                             3,491
    Rio Tinto PLC 178,260                                                                                 3,612
    Royal & Sun Alliance Insurance
    Group PLC 255,512                                                                                     1,810
    Royal Bank of Scotland Group
    PLC 455,881                                                                                          10,560
  o Dage Group PLC 211,963                                                                                  897
    Scottish & Southern Energy
    PLC 159,491                                                                                           1,369
    Scottish Power PLC 303,709                                                                            1,934
 10 Shell Transport & Trading Co.
    PLC 1,707,353                                                                                        14,255
    Standard Chartered PLC 189,887                                                                        2,690
  o Telewest Communications
    PLC 482,673                                                                                             948
    Tesco PLC 1,160,740                                                                                   4,152
    Unilever PLC 463,912                                                                                  3,505
  3 Vodafone Group PLC 11,039,031                                                                        33,524
    WPP Group PLC 161,690                                                                                 1,938
                                                                                                        -------
                                                                                                        301,446
    UNITED STATES 0.0%
---------------------------------------------------------------------------------------------------------------
o   NTL, Inc. 5,553                                                                                         162

    WARRANTS
    0.0% of investments

 o  Etablissements Economiques
    du Casino Guichard Perrachon
    Expires 12/15/03 1,026                                                                                   5
    Expires 12/15/05 1,026                                                                                   6
                                                                                                       -------
    SHORT TERM INVESTMENT                                                                                   11
    0.6% of investments

    SECURITY RATE, MATURITY DATE                                                     FACE VALUE   MKT. VALUE
                                                                                     ($X1,000)    ($X1,000)
    SHORT TERM INVESTMENT
    0.6% of investments
    HSBC Bank USA, Grand
    Cayman Time Deposit,
    4.07%, 5/1/01                                                                    8,142        8,142

================================================================================
END OF PORTFOLIO HOLDINGS.For totals, please see the first page of holdings for this fund.

                                       SEE THE FINANCIAL NOTES, WHICH      133
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB INTERNATIONAL INDEX FUND(R) -- FINANCIALS
================================================================================

Statement of
ASSETS AND LIABILITIES
As of April 30, 2001; unaudited. All numbers x 1,000 except NAV.


ASSETS
================================================================================
Investments, at market value (including $184,461
  of securities on loan)                                         $1,309,567 a
Collateral held for securities on loan                              206,938
Foreign currency (Cost $298)                                            297
Receivables:
     Fund shares sold                                                 2,090
     Dividends                                                        4,514
     Investments sold                                                 2,027
     Income from lending securities                                     269
     Dividend tax reclaim                                               736
     Prepaid expenses                                             +      46
                                                                  -----------
TOTAL ASSETS                                                      1,526,484


LIABILITIES
================================================================================
Collateral held for securities on loan                              206,938
Payables:
  Fund shares redeemed                                                  744
  Investments bought                                                  6,291
  Withholding taxes                                                     191
  Investment adviser and administrator fees                              39
  Transfer agent and shareholder service fees                            22
Accrued expenses                                                        217
Unrealized loss on foreign currency forwards                    +        78 b
                                                                -----------
TOTAL LIABILITIES                                                   214,520

NET ASSETS
================================================================================
TOTAL ASSETS                                                      1,526,484
TOTAL LIABILITIES                                                -  214,520
                                                                 -----------
NET ASSETS                                                       $1,311,964

NET ASSETS BY SOURCE

Capital received from investors                                   1,327,999
Net investment income not yet distributed                             4,181
Net realized capital losses                                         (36,953)
Net unrealized capital gains on investments
and translating assets and liabilities into
reporting currency                                                   16,737

NET ASSET VALUE (NAV)

                                                    SHARES
SHARE CLASS               NET ASSETS      /    OUTSTANDING   =        NAV
Investor Shares           $613,931                40,648            $15.10
Select Shares(R)          $698,033                46,224            $15.10


a. The fund paid $1,292,768 for these securities. Not counting short-term obligations and government securities, the fund paid $135,624 for securities during the report period and received $10,044 from securities it sold or that matured.

b. From currency forwards that were open as of the report date (total cost of forwards: $6,369):

CURRENCY FORWARDS
--------------------------------------------------------------------------------
                                                                  UNREALIZED
CONTRACTS TO BUY:                                                     LOSS
1,670 British pounds for
  US $2,403 on 4/27/01                                               (13)
3,218 euros for US $2,900
  on 4/27/01                                                         (47)
1,819 Swiss francs for
  US $1,066 on 4/27/01                                               (18)


FEDERAL TAX DATA
--------------------------------------------------------------------------------
COST BASIS OF PORTFOLIO                                              $1,304,100
NET UNREALIZED GAINS AND LOSSES:
Gains                                                                $  163,897
Losses                                                               + (158,430)
                                                                     ----------
                                                                         $5,467


UNUSED CAPITAL LOSSES:

Expires 10/31 of:                                                    Loss amount
 2002                                                                    $140
 2004                                                                   1,743
 2005                                                                   1,837
 2006                                                                  11,905
 2007                                                                       7
 2008                                                                   3,669

 134       SEE THE FINANCIAL NOTES, WHICH
====     ARE INTEGRAL TO THIS INFORMATION.

Statement of
OPERATIONS
For November 1, 2000 through April 30, 2001; unaudited. All numbers x 1,000.


INVESTMENT INCOME
================================================================================
Dividends                                                              $8,751 a
Interest                                                                  211
Lending of securities                                                +    457
                                                                    ---------
TOTAL INVESTMENT INCOME                                                 9,419

NET REALIZED GAINS AND LOSSES
================================================================================

Net realized losses on investments sold                                (7,203)
Net realized gains on foreign currency transactions                 +      75
                                                                    ---------
NET REALIZED LOSSES                                                    (7,128)

NET UNREALIZED GAINS AND LOSSES
================================================================================

Net unrealized losses on investments                                 (145,832)
Net unrealized gains on foreign currency transactions               +      58
                                                                    ---------
NET UNREALIZED LOSSES                                                (145,774)

EXPENSES
================================================================================

Investment adviser and administrator fees                               2,589 b
Transfer agent and shareholder service fees:
Investor Shares                                                           763 c
Select Shares(R)                                                          343 c
Trustees' fees                                                              7 d
Custodian fees                                                            364
Portfolio accounting fees                                                  95
Professional fees                                                          22
Registration fees                                                          73
Shareholder reports                                                        79
Other expenses                                                      +      24
                                                                    ---------
Total expenses                                                          4,359
Expense reduction                                                   -     974 e
                                                                    ---------
NET EXPENSES                                                            3,385

DECREASE IN NET ASSETS FROM OPERATIONS

TOTAL INVESTMENT INCOME                                                 9,419
NET EXPENSES                                                         -  3,385
                                                                    ---------
NET INVESTMENT INCOME                                                   6,034
NET REALIZED LOSSES                                                    (7,128)f
NET UNREALIZED LOSSES                                              + (145,774)f
                                                                    ---------
DECREASE IN NET ASSETS FROM OPERATIONS                              ($146,868)

  a.     An additional $1,230 was withheld for foreign taxes.

  b. Calculated as a percentage of average daily net assets: 0.43% of the first $500 million and 0.38% of assets beyond that.


  c. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20%, and 0.05% of the assets of each respective share class.

  d.     For the fund's independent trustees only.

  e. Includes $852 from the investment adviser (CSIM) and $122 from the transfer agent and shareholder service agent (Schwab). These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 28, 2002, as follows:

                                      % OF AVERAGE
SHARE CLASS                        DAILY NET ASSETS
-----------------------------------------------------
Investor Shares                            0.58
Select Shares                              0.47

This limit does not include interest, taxes and certain non-routine expenses.

f.   These add up to a net loss on investments of $152,902.

                                       SEE THE FINANCIAL NOTES, WHICH      135
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

SCHWAB INTERNATIONAL INDEX FUND (R)- FIN ANCIALS
================================================================================

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods.
All numbers x 1,000. Figures for 11/1/00-4/30/01 are unaudited.

OPERATIONS
================================================================================
                                                     11/1/00 -        11/1/99 -
                                                     4/30/01          10/31/00

Net investment income                                 $6,034           $19,972
Net realized losses                                   (7,128)          (14,085)
Net unrealized losses                           +   (145,774)          (85,679)
                                                -------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS              (146,868)          (79,792)

DISTRIBUTIONS PAID
================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                        9,327             4,063
Select Shares(R)                                    + 11,642             4,878
                                                -------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME           $20,969            $8,941

TRANSACTIONS IN FUND SHARES
================================================================================
                            11/1/00 - 4/30/01           11/1/99 - 10/31/00
                          QUANTITY      VALUE         QUANTITY      VALUE
SHARES SOLD:
Investor Shares             7,750     $122,362        19,884      $374,024
Select Shares             + 8,711      138,216        20,555       387,062
                          -----------------------------------------------------
TOTAL SHARES SOLD           16,461    $260,578        40,439      $761,086

SHARES REINVESTED:
Investor Shares              533        $8,670          193         $3,704
Select Shares            +   658        10,683          233          4,478
                          -----------------------------------------------------
TOTAL SHARES REINVESTED      1,191     $19,353          426         $8,182

SHARES REDEEMED:
Investor Shares              4,841     $75,266        7,778       $145,804
Select Shares            +   3,982      62,143        4,945         92,957
                          -----------------------------------------------------
TOTAL SHARES REDEEMED        8,823    $137,412,         723       $238,761 a

NET INCREASE                 8,829    $142,522       28,142       $530,507 b

SHARES OUTSTANDING AND NET ASSETS
================================================================================
                               11/1/00 - 4/30/01           11/1/99 - 10/31/00
                             SHARES       NET ASSETS     SHARES      NET ASSETS
Beginning of period          78,043       $1,337279      49,901       $895,505
Total increase or
decrease                 +   8,829          (25,315)     28,142        441,774 c
                          -----------------------------------------------------
END OF PERIOD                86,872      $1,311,964      78,043     $1,337,279 d



a. Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

CURRENT PERIOD
Investor Shares                            $156
Select Shares                         +      81
                                      ---------
TOTAL                                      $237


PRIOR PERIOD
Investor Shares                            $336
Select Shares                         +     200
                                      ---------
TOTAL                                      $536


b. Represents shares sold plus shares reinvested, minus shares redeemed.


c. Figures for shares represent the net changes in shares from the transactions described above. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d. Includes net investment income not yet distributed in the amount of $4,181 and $19,116 at the end of the current period and the prior period, respectively.


Percent of fund shares owned by other SchwabFunds(R) as of the end of the current period:


SCHWAB MARKETTRACK PORTFOLIOS(R)

All Equity Portfolio                                                      10.1%
Growth Portfolio                                                           8.4%
Balanced Portfolio                                                         6.0%
Conservative Portfolio                                                     1.6%

SCHWAB ANNUITY PORTFOLIOS
Growth Portfolio II                                                        0.3%


 136       SEE THE FINANCIAL NOTES, WHICH
======     ARE INTEGRAL TO THIS INFORMATION.

FINANCIAL NOTES
================================================================================

FINANCIAL NOTES
Unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. Each of these companies is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report by trust.

THE FUNDS OFFER MULTIPLE SHARE CLASSES. For any given fund, shares of each class represent interests in the same portfolio, but each class has its own costs and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional, Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically.

                                 INVESTOR            SELECT
FUND                              SHARES             SHARES(R)         E.SHARES
--------------------------------------------------------------------------------
S&P 500                            o                   o                  o
--------------------------------------------------------------------------------
Schwab 1000                        o                   o
--------------------------------------------------------------------------------
Small-Cap Index                    o                   o
--------------------------------------------------------------------------------
Total Stock Market Index           o                   o
--------------------------------------------------------------------------------
International Index                o                   o

For these funds, shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

THE TRUSTS AND THEIR FUNDS
--------------------------------------------------------------------------------

This list shows the trust containing each fund in this report, along with all other funds included in these trusts.
The funds discussed in this report are highlighted.

SCHWAB INVESTMENTS
Organized October 26, 1990

 Schwab 1000 Fund(R)
 Schwab Short-Term Bond Market Index Fund
 Schwab Total Bond Market Index Fund
 Schwab YieldPlus Fund((TM))
 Schwab Short/Intermediate Tax-Free Bond Fund
 Schwab Long-Term Tax-Free Bond Fund
 Schwab California Short/Intermediate Tax-Free
  Bond Fund
 Schwab California Long-Term Tax-Free Bond Fund

SCHWAB CAPITAL TRUST
 Organized May 7, 1993

 Schwab S&P 500 Fund
 Schwab Small-Cap Index Fund(R)
 Schwab Total Stock Market Index Fund(R)
 Schwab International Index Fund(R)
 Schwab Analytics Fund(R)
 Schwab MarketTrack All Equity Portfolio
 Schwab MarketTrack Growth Portfolio
 Schwab MarketTrack Balanced Portfolio
 Schwab MarketTrack Conservative Portfolio
 Schwab MarketManager Growth Portfolio
 Schwab MarketManager Balanced Portfolio
 Schwab MarketManager Small Cap Portfolio
 Schwab MarketManager International Portfolio
 Communications Focus Fund
 Financial Services Focus Fund
 Health Care Focus Fund Technology Focus Fund
 Institutional Select S&P 500 Fund
 Institutional Select Large-Cap Value Index Fund
 Institutional Select Small-Cap Value Index Fund



                                       SEE THE FINANCIAL NOTES, WHICH      137
                                       ARE INTEGRAL TO THIS INFORMATION.  ======

FINANCIAL NOTES
================================================================================

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUNDS MAY INVEST IN FUTURES CONTRACTS TO PARTICIPATE IN THE RETURN OF AN INDEX. Futures contracts involve certain risks, because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a future due to a difference in trading hours or to market conditions that may reduce the liquidity for a future or its underlying securities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB INTERNATIONAL INDEX FUND(R) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.


THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

Among the terms of the funds' repurchase agreements is that they be fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

 138
======

THE FUNDS MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUNDS NEGOTIATED FEES. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUNDS MAY BORROW MONEY FROM BANKS. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trusts have line of credit arrangements with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. As of the end of the report period there were no borrowings outstanding.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trusts, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds limiting certain expenses. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these persons for their service as trustees, but they did pay the independent trustees, as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. For instance, a fund may own shares of The Charles Schwab Corp. if that company is included in its index. The funds also may let other SchwabFunds(R) buy and sell fund shares, particularly Schwab MarketTrack Portfolios(R), which seek to provide investors with allocated portfolios of Schwab index funds.

The funds may make direct transactions with certain other SchwabFunds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

                                                                            139
                                                                          ======

FINANCIAL NOTES
================================================================================
ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

     EXCHANGE-TRADED SECURITIES: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

     SECURITIES TRADED OVER-THE-COUNTER: same as exchange-traded securities.

     SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

     FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

     SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are figured using exchange rates in effect on the transaction date.

The funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign currency exchange rates from fluctuations in market prices of investments held.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.


A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after December 15, 2000. Each fund expects that the impact of the adoption of these principles will not be material to the financial statements.

 140
======

Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

                                                                            141
                                                                          ======

\HOW TO READ THIS REPORT

This report, including the financial tables, has been designed to be EASY TO READ. The next few pages provide additional information that can help you more fully understand the financial tables and why they are important to ALL FUND INVESTORS.

In this section, we take a closer look at the types of information presented in the financial tables.

Brief CALLOUTS add context to some of the most important elements in the tables, and help explain certain fund operations and accounting principles.

At the end, a GLOSSARY defines many of the financial terms that are used in this report.


[GRAPHIC OF SAMPLE FINANCIAL HIGHLIGHTS TABLE]


                                                 Table is for illustration only.

The financial highlights summarize a fund's activities over the past five years (or since inception, if the fund doesn't yet have five years of operating history).

The figures in the first part of the table are for a single share of a fund that was "outstanding," or in existence, during the periods indicated.

These lines show how much the fund earned per share, and where these earnings came from: how much was from interest and dividends, and how much from capital appreciation (that is, price increases of investments the fund owned). A fund may show losses in this section if its expenses exceeded its income or its capital losses exceeded its capital gains.

Some funds, such as money funds, typically receive all their earnings as interest, while some equity funds may have only appreciation, or may receive interest and dividends only occasionally.


Total return shows what an investor in a fund would have earned or lost during each period indicated, assuming that all dividends and distributions were reinvested. Because the numbers in the financial highlights are for a fund's fiscal year, they will be different from calendar year numbers, except for funds whose fiscal year is the same as the calendar year.

                 [GRAPHIC OF SAMPLE FINANCIAL HIGHLIGHTS TABLE]

     In some cases, such as with funds that started partway through their planned fiscal year or have changed their fiscal year, the financial highlights may contain a "stub period" that is less than 12 months.

     In financial tables, parentheses around numbers are used to indicate a negative number, such as a loss, or a number that is being subtracted, such as a distribution paid by a fund to its shareholders.


     The figures in this part of the table disclose a fund's annual operating expenses. The expenses are shown as a percentage of a fund's average net assets because they are paid from these assets.

     For some funds, the annual expenses are capped at a certain level. With these funds, there are two sets of expense figures: net expenses and the amounts of any expense reductions. The net figures reflect what the expenses actually were, after the reductions.

     This shows you how much a fund netted in dividend and interest income (i.e., total dividends and interest minus expenses), expressed as a percentage of the fund's average net assets.

     The turnover rate tells you how actively a fund has traded securities. A rate of 100% would be the equivalent of replacing every security in the portfolio over the period of a year.

     Consistently high turnover can result in taxable distributions, which can lower after-tax performance -- although this is not a concern if your investment is held in an IRA, 401(k) or other tax-deferred account.

HOW TO READ THIS REPORT Continued


                  [GRAPHIC OF SAMPLE PORTFOLIO HOLDINGS TABLE]


                                                 Table is for illustration only.


The Portfolio Holdings (sometimes also called the Schedule of Investments) is a snapshot of all securities a fund held on the last day of the report period.

Symbols that may appear in the Portfolio Holdings:

1 Top ten holding -- shows a fund's ten largest positions, as measured by market value.

+    New holding -- a security the fund added during the report period.

o Non-income producing security -- this includes several categories of securities: those that never pay dividends (such as many growth stocks); those that sometimes pay dividends, but have not done so in the past 12 months; and those that typically do pay dividends, but have missed a recent dividend payment.

> Global Depositary Receipt (GDR) -- a security issued in one country that represents a stock issued in another country.

* American Depositary Receipt (ADR) -- a type of GDR that is traded in the United States and priced in U.S. dollars.

= Collateral for open futures contracts -- indicates a security the fund has set aside in a separate account to cover possible losses that may result from a futures contract. The fund is not permitted to sell a security while it is pledged as collateral.

@ Issuer is affiliated with the fund's adviser -- indicates a security issued by the company that manages the fund, or an affiliate of that company. Substantial ownership of such securities could represent conflict of interest, which is why this disclosure is required.

This shows a breakdown of holdings by asset type. To the right of the pie chart are figures showing the total market value of securities of each asset type, and also what a fund paid for those securities.

            [GRAPHIC OF SAMPLE SECURITY AND NUMBER OF SHARES TABLE]

                                                 Table is for illustration only.


In some cases, securities are organized into subgroups (in this example, stock holdings are organized by industry). For each sub-group, there are figures showing the percentage of investments represented and the total market value of the securities in the subgroup. Note that for all dollar values, you need to add three zeroes after each number to get the approximate value.

For all bonds, the report shows the security name, the rate the security pays and the maturity date. The maturity date is the date when the bond is retired and the issuer returns the money borrowed ("principal" or "face value") to the bondholder.

During its lifetime, a bond may trade at a premium or a discount to its par value, depending on interest rate trends and other factors. When a bond begins to approach maturity, its market value typically moves closer to its face value.

Most equity funds keep a small percentage of assets in high quality, liquid investments, in order to manage their cash flow needs.

In this example, the investment shown is one that seeks to maintain a stable $1.00 share price, so the number of shares is typically the same as the market value (allowing for rounding in the value column).

HOW TO READ THIS REPORT Continued


                    [GRAPHIC OF ASSETS AND LIABILITIES TABLE]

                                                 Table is for illustration only.


The Statement of Assets and Liabilities is a snapshot of a fund's balance sheet on the last day of the report period.

As with the Portfolio Holdings, the figures in these statements need to be multiplied by 1,000. This includes the figures in the notes.

The collateral is simultaneously counted as an asset (because the fund held it as of the report date) and as a liability (because it is owned by the institutions that provided it as collateral).

At any given time, a fund is likely to be owed money from various sources that it has not yet received, and to owe money it hasn't yet paid.

This section gathers the totals from the first two sections in order to compute net assets.

This section shows where the assets described above came from. "Capital received from investors" is money a fund received from investors buying its shares during the report period, and is a net figure (meaning that money the fund remitted to investors who redeemed their shares has already been subtracted from it).

                   [GRAPHIC OF SAMPLE FEDERAL TAX DATA TABLE]

                                                 Table is for illustration only.

Although a mutual fund doesn't expect to pay federal income tax, it does have to file a return with the IRS and disclose certain tax information to shareholders. In some cases, the requirements of tax accounting differ from the requirements of the accounting practices used in keeping a fund's books, so the figures in this box may differ from those shown elsewhere in the financials. These differences may require that some values be reclassified in the financials, but this does not affect a fund's NAV.

                     [GRAPHIC OF STATEMENT OF OPERATIONS]

                                                 Table is for illustration only.


The Statement of Operations tells you how much money a fund earned and spent over the course of the report period, and how much it gained and lost on its investments.

These are the capital gains or losses resulting from securities a fund sold during the report period.

These represent the change in unrealized gains or losses over the report period.

Covers most activities related to managing a fund's portfolio.

Covers most activities associated with shareholders, including processing transactions in fund shares and providing services such as account statements and information. In funds with more than one share class, these figures are reported by class.


To safeguard the interests of shareholders, mutual funds must keep their portfolio securities in accounts at a financial institution, whose tasks include maintaining records of a fund's holdings.

This section gathers the totals from the first four sections in order to compute the net earnings or losses that resulted from a fund's operations during the report period. These figures also appear, in summary form, on the Statements of Changes in Net Assets.

                [GRAPHIC OF SAMPLE CHANGES IN NET ASSETS TABLE]

                                                 Table is for illustration only.

The Statements of Changes in Net Assets compare a fund's performance during the current report period with its performance from the previous report period.

Keep in mind that if the current report is a semiannual report, its figures are only for six months, whereas the figures for the previous period are generally for a full year.

These are the figures for the current report period.

These are the figures for the previous report period.

From this section, you can see how the size of a fund was affected by investors buying and selling shares (as opposed to changes due to fund performance, shown above in "Operations").

The information shows how many shares the fund sold to investors, how many shares the fund issued in connection with investors who reinvested their dividends or distributions, and how many shares the fund redeemed (bought back from investors).

In funds with more than one share class, these figures are reported by class.

For mutual funds, the number of "shares outstanding" is the number of shares in existence.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

NOTES

CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE((TM))
Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 800-272-4922.

MAIL
Write to SchwabFunds at: PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.



THE SCHWABFUNDS(R) FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund   (R)
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab Market Manager Portfolios(R)
     Small Cap Portfolio
     International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios
     Growth Portfolio
     Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund((TM))
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund


SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).



1    Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]



INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104


DISTRIBUTOR

Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120 - 7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2001 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.

Printed on recycled paper. REG13562-03 (6/01)